                                                     Registration Nos. 033-86464
                                                                       811-08862

                  As filed with the Commission on June 5, 2001

                                   ----------

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
      Pre-Effective Amendment No.
                                   ------           -----
      Post-Effective Amendment No.   12               X
                                   ------           -----

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
      Amendment No.  23                               X
                   ------                           -----


                            A. G. SEPARATE ACCOUNT A
                           (Exact Name of Registrant)


                   AMERICAN GENERAL ANNUITY INSURANCE COMPANY
                               (Name of Depositor)

                               2929 Allen Parkway
                            Houston, Texas 77019-2191
         (Address of Depositor's Principal Executive Offices) (Zip Code)

                                 (713) 526-5251
               (Depositor's Telephone Number, including Area Code)


                             Pauletta P. Cohn, Esq.
                   American General Annuity Insurance Company
                    2929 Allen Parkway, Houston, Texas 77019
                     (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering:  Continuous

It is proposed that the filing will become effective (check appropriate box)

       [ ]  immediately upon filing pursuant to paragraph (b) of Rule 485
       [ ]  on ________ pursuant to paragraph (b) of Rule 485
       [X]  60 days after filing pursuant to paragraph (a)(1) of Rule 485
       [ ]  on (date) pursuant to paragraph (a)(1) of Rule 485
       [ ] 75 days after filing pursuant to paragraph (a)(2) on (date) pursuant to paragraph (a)(3) of Rule 485.

If appropriate, check the following box:

       [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered:
       Units of interest in A. G. Separate Account A under variable annuity contracts

[AMERICAN GENERAL FINANCIAL GROUP LOGO]

                      ELITEPLUS(R) BONUS VARIABLE ANNUITY

                                        PROSPECTUS

                                              , 2001


                                  AMERICAN GENERAL ANNUITY
                                     INSURANCE COMPANY

                                  A.G. SEPARATE ACCOUNT A

                                         ElitePlus(R) Bonus variable annuity
                                            contracts are not insured by the
                                          FDIC, The Federal Reserve Board or
                                          any similar agency. They are not a
                                         deposit or other obligation of, nor
                                         are they guaranteed or endorsed by,
                                         any bank or depository institution.
                                         An investment in a variable annuity
                                           contract is subject to investment
                                           risks, including possible loss of
                                                         principal invested.

[AMERICAN GENERAL FINANCIAL GROUP LOGO]

                     ASSOCIATED LIFESTAGE VARIABLE ANNUITY

                                        PROSPECTUS

                                              , 2001


                                  AMERICAN GENERAL ANNUITY
                                     INSURANCE COMPANY

                                  A.G. SEPARATE ACCOUNT A

              Associated LifeStage variable annuity contracts are not insured by the FDIC, The Federal Reserve Board or any similar agency.
                  They are not a deposit or other obligation of, nor are they guaranteed or endorsed by, any bank or depository institution. An investment in a variable annuity contract is subject to
             investment risks, including possible loss of principal invested.

                      (This page intentionally left blank)

AMERICAN GENERAL ANNUITY INSURANCE COMPANY
UNITS OF INTEREST UNDER FLEXIBLE PREMIUM INDIVIDUAL FIXED AND
VARIABLE DEFERRED ANNUITY CONTRACTS
A.G. SEPARATE ACCOUNT A

                                                                          , 2001


PROSPECTUS

American General Annuity Insurance Company (the "Company") offers the flexible premium individual fixed and variable deferred annuity contracts (the "Contract" or "Contracts") to provide for the accumulation of Account Value on a fixed or variable basis and payment of annuity payments on a fixed and variable basis. The Contracts are designed for use by individuals in retirement plans on a Qualified or Non-Qualified basis.


The Contract permits you to invest in and receive retirement benefits in up to 4 Fixed Account Options and/or an array of up to 25 Variable Account Options described in this prospectus.


--------------------------------------------------------------------------------

This prospectus provides you with information you should know before investing in the Contract. This prospectus is accompanied by the current prospectuses for the mutual fund options described in this prospectus. Please read and retain each of these prospectuses for future reference.

You should rely only on the information contained in this document or that we have referred you to. We have not authorized anyone to provide you with information that is different.


A Statement of Additional Information, dated        , 2001, has been filed with
the Securities and Exchange Commission ("SEC") and is available along with other related materials at the SEC's internet web site (http://www.sec.gov). This Statement of Additional Information contains additional information about the Contract and is part of this prospectus. For a free copy, complete and return the form contained in the back of this prospectus or call 1-800-424-4990.


THE CONTRACTS ARE NOT INSURED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY SIMILAR AGENCY. THEY ARE NOT A DEPOSIT OR OTHER OBLIGATION OF, NOR ARE THEY GUARANTEED OR ENDORSED BY, ANY BANK OR DEPOSITORY INSTITUTION. AN INVESTMENT IN A VARIABLE ANNUITY CONTRACT IS SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL INVESTED.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OR ACCURACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE. THE CONTRACTS ARE NOT AVAILABLE IN ALL STATES.

                               TABLE OF CONTENTS


                                                     PAGE
                                                     ----
ABOUT THE PROSPECTUS...............................     3

FEE TABLE..........................................     4

EXAMPLES...........................................     6

SUMMARY............................................     8
    Fixed and Variable Options.....................     8
    Death Benefit Options..........................    10
    Transfers......................................    10
    Fees and Charges...............................    11
    Payout Options.................................    11
    Communications to the Company..................    11
    Federal Tax Information........................    11
    Purchase Requirements..........................    11

GENERAL INFORMATION................................    12
    About the Contract.............................    12
    About the Company..............................    12
    About A.G. Separate Account A..................    13
    About the Fixed Account........................    13
    Units of Interest..............................    13
    Distribution of the Contracts..................    13

VARIABLE ACCOUNT OPTIONS...........................    14

PURCHASE PERIOD....................................    15
    Purchase Payments..............................    15
    Right to Return................................    15
    1% Bonus.......................................    15
    Purchase Units.................................    16
    Calculation of Purchase Unit Value.............    16
    Choosing Investment Options....................    16
         Fixed Account Options.....................    16
           Non-MVA Fixed Account Options...........    17
           MVA Option..............................    17
         Variable Account Options..................    17
    Stopping Purchase Payments.....................    17

TRANSFERS BETWEEN INVESTMENT OPTIONS...............    18
    During the Purchase Period.....................    18
    During the Payout Period.......................    18
    Communicating Transfer or Reallocation
      Instructions.................................    19
    Sweep Account Program..........................    19
    Effective Date of Transfer.....................    19
    Reservation of Rights and Market Timing........    19
    Dollar Cost Averaging Program..................    20
    Portfolio Rebalancing Program..................    20

FEES AND CHARGES...................................    21
    Account Maintenance Fee........................    21
    Surrender Charge...............................    21
         Amount of Surrender Charge................    21
         10% Free Withdrawal.......................    21
         Exceptions to Surrender Charge............    21
    Market Value Adjustment........................    22
    Premium Tax Charge.............................    22
    Separate Account Charges.......................    22
    Optional Separate Account Charges..............    22
      Optional Death Benefit Charge................    22
      Guaranteed Minimum Income Benefit Charge.....    23
    Fund Annual Expense Charges....................    23
    Other Tax Charges..............................    23

PAYOUT PERIOD......................................    23
    Fixed Payout...................................    23
    Variable Payout................................    23
    Combination Fixed and Variable Payout..........    24
    Payout Date....................................    24
    Payout Options.................................    24
    Guaranteed Minimum Income Benefit..............    24
    Payout Information.............................    26



                                                     PAGE
                                                     ----

SURRENDER OF ACCOUNT VALUE.........................    26
    When Surrenders are Allowed....................    26
    Amount That May Be Surrendered.................    27
    Surrender Restrictions.........................    27
    Partial Surrender..............................    27
    Systematic Withdrawal Program..................    27
    Distributions Required By Federal Tax Law......    27

EXCHANGE PRIVILEGE.................................    28
    Restrictions on Exchange Privilege.............    28
    Charges and Taxes..............................    28

DEATH BENEFITS.....................................    28
    Beneficiary Information........................    28
    Proof of Death.................................    28
    Special Information for Non-Tax Qualified
      Contracts....................................    28
    Joint Owner Spousal Election Information.......    29
    During the Purchase Period.....................    29
      Standard Death Benefit.......................    29
      Enhanced Death Benefit.......................    29
      Gain Preservation Death Benefit..............    29
      Annual Step-Up Death Benefit.................    30
    During the Payout Period.......................    30

HOW TO REVIEW INVESTMENT PERFORMANCE OF SEPARATE
  ACCOUNT DIVISIONS................................    31
    Types of Investment Performance Information
      Advertised...................................    31
    Total Return Performance Information...........    31
    Standard Average Annual Total Return...........    31
    Nonstandard Average Annual Total Return........    31
    Cumulative Total Return........................    31
    Annual Change in Purchase Unit Value...........    31
    Cumulative Change in Purchase Unit Value.......    32
    Total Return Based on Different Investment
      Amounts......................................    32
    An Assumed Account Value of $10,000............    32
    Yield Performance Information..................    32
    North American--AG Money Market Division.......    32
    Divisions Other Than the North American--AG
      Money Market Fund Division...................    32

OTHER CONTRACT FEATURES............................    32
    Change of Beneficiary..........................    32
    Cancellation -- The 10 Day "Free Look".........    32
    We Reserve Certain Rights......................    33
    Deferring Payments.............................    33

VOTING RIGHTS......................................    33
    Who May Give Voting Instructions...............    33
    Determination of Fund Shares Attributable to
      Your Account.................................    34
         During Purchase Period....................    34
         During Payout Period or after a Death
           Benefit Has Been Paid...................    34
    How Fund Shares Are Voted......................    34

FEDERAL TAX MATTERS................................    34
    Type of Plans..................................    34
    Tax Consequences in General....................    34
    Effect of Tax-Deferred Accumulations...........    35
    The Power of Tax-Deferred Growth...............    35

CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION

APPENDIX I -- SELECTED PURCHASE UNIT DATA

ABOUT THE PROSPECTUS
--------------------------------------------------------------------------------

Unless otherwise specified in this prospectus, the words we, our, Company and AGAIC mean American General Annuity Insurance Company. The words you and your, unless otherwise specified in this prospectus, mean the contract owner, annuitant or beneficiary.

We will use a number of other specific terms in this prospectus. The specific terms that we define for you in this prospectus are:


DEFINED TERMS                   PAGE NO.
-------------                   --------
Account Value..............        18
A.G. Separate Account A....        33
Annuitant..................        28
Annuity Service Center.....        18
Assumed Investment Rate....        23
Beneficiary................        28
Bonus......................      11, 15
Contract Anniversary.......      11, 21
Contract Owner.............        33
Divisions..................        31
Fixed Account Options......        16
Mutual Fund or Fund........        13
MVA Band...................      12, 18
MVA Term...................      11, 18
Payout Payments............        23
Payout Period..............        18
Payout Unit................        23
Purchase Payments..........        10
Purchase Period............        18
Purchase Unit..............        16
Variable Account Options...        14
Variable Payout............        24


This prospectus is being given to you to help you make decisions for selecting various investment options and benefits to plan and save for your retirement. It is intended to provide you with information about the Company, the Contract, and saving for your retirement.

The purpose of Variable Account Options and Variable Payout is to provide you investment returns which are greater than the effects of inflation. We cannot, however, guarantee that this purpose will be achieved.

This prospectus describes a contract in which units of interest in the A.G. Separate Account A are offered. The Contract will allow you to accumulate retirement dollars in Fixed Account Options and/or Variable Account Options. This prospectus describes only the variable aspects of the Contract except where the Fixed Account Options are specifically mentioned.

For specific information about the Variable Account Options, you should refer to the mutual fund prospectuses you have been given with this document. You should keep these prospectuses to help answer any questions you may have in the future.

Following this introduction is a summary of the major features and options of the Contract. It is intended to provide you with a brief overview of those sections discussed in more detail in this prospectus.

FEE TABLE
--------------------------------------------------------------------------------

The purpose of this Fee Table is to assist you in understanding the various costs and expenses that you will bear directly or indirectly under a Contract. The table reflects expenses of A.G. Separate Account A and the Funds. We may also deduct amounts for state premium taxes or similar assessments, where applicable.


- CONTRACT OWNER CHARGES(1)



  Maximum Surrender Charge
  (As a percentage of the Purchase Payment withdrawn and
  based on the length of time from when each Purchase
  Payment was received).....................................      5.00%



  Transfer Fee(2)...........................................       $25
                                                              or 2% of the
                                                        amount transferred
- ACCOUNT MAINTENANCE FEE(3)................................       $30



- SEPARATE ACCOUNT ANNUAL CHARGES:


  (As a percentage of Average Account Value)



  Mortality and Expense Risk Fee............................      1.25%
    Administration Fee......................................      0.15%
      Total Separate Account Fee............................      1.40%



- OPTIONAL SEPARATE ACCOUNT ANNUAL CHARGES:


  (As a percentage of Average Account Value)



  Death Benefit Option Charges(4):
    Enhanced Death Benefit Charge...........................      0.05%
    Annual Step-Up Death Benefit Charge.....................      0.10%
    Gain Preservation Death Benefit Charge..................      0.50%
  Other Option Charges:
    Guaranteed Minimum Income Benefit Charge................      0.45%

Assuming you select both the Gain Preservation Death Benefit and the Guaranteed Minimum Income Death Benefit, the MAXIMUM SEPARATE ACCOUNT
CHARGES you would pay under the Contract are 2.35%.


---------------


(1)Premium Taxes are not shown here, but may be charged by some states. See "Premium Tax charge" in this Prospectus.



(2)Currently, no transfer fee is imposed on transfers. The Company reserves the right to impose such a fee in the future which will not exceed the lesser of $25 or 2% of the amount transferred. See the "Transfers Between Investment Options" section in this prospectus.



(3)During the Purchase Period, if the Account Value on a Contract Anniversary is at least $40,000, then no Account Maintenance Fee will be deducted for that Contract Year. See the "Fees and Charges" section in this prospectus.



(4)The Contract offers you the choice from among three optional death benefits, in addition to the Contract's Standard Death Benefit provision. You will pay an additional charge if you select the Enhanced Death Benefit, the Annual Step-Up Death Benefit or the Gain Preservation Death Benefit. There is no charge for the Standard Death Benefit. See the "Death Benefit" and the "Fees and Charges" sections in this prospectus.

--------------------------------------------------------------------------------

YEAR 2000 FUND ANNUAL EXPENSES
(as a percentage of average net assets):


                                                                                                      TOTAL
                                                                                                     ANNUAL
                                                                                    OTHER           PORTFOLIO
                                                         MANAGEMENT              EXPENSES(1)        EXPENSES
                                                         FEES (AFTER   12B-1       (AFTER            (AFTER
                         FUND                            FEE WAIVER)   FEES    EXPENSE WAIVER)   EXPENSE WAIVER)
                         ----                            -----------   -----   ---------------   ---------------
AIM V.I. Capital Appreciation Fund(2)                       0.61%        --         0.21%             0.82%
AIM V.I. Diversified Income Fund(2)                         0.60         --         0.30              0.90
Janus Aspen Growth Portfolio -- Service Shares(3)           0.65       0.25%        0.02              0.92
Janus Aspen International Growth Portfolio -- Service
  Shares(3)                                                 0.65       0.25         0.06              0.96
MFS(R) VIT Capital Opportunities Series(2)(4)               0.75         --         0.16              0.91
North American--AG Government Securities Fund(2)(5)(6)      0.50         --         0.09              0.59
North American--AG Growth and Income Fund(2)(5)(6)          0.75         --         0.10              0.85
North American--AG High Yield Bond Fund(2)(6)(7)            0.70         --         0.29              0.99
North American--AG International Equities Fund(2)(5)(6)     0.35         --         0.10              0.45
North American--AG Money Market Fund(2)(5)(6)               0.50         --         0.10              0.60
North American--AG Stock Index Fund(2)(5)(6)                0.26         --         0.09              0.35
North American--AG Strategic Bond Fund(2)(7)                0.60         --         0.29              0.89
North American--Neuberger Berman MidCap Value
  Fund(2)(7)                                                0.75         --         0.30              1.05
North American--Putnam Opportunities Fund(2)(6)(8)          0.95         --         0.10              1.05
North American--T. Rowe Price Science & Technology
  Fund(2)(6)                                                0.90         --         0.10              1.00
OCCAT Managed Portfolio(9)                                  0.78         --         0.08              0.86
Oppenheimer Capital Appreciation Fund/VA(2)(10)             0.64         --         0.03              0.67
Oppenheimer High Income Fund/VA(2)(10)                      0.74         --         0.05              0.79
Oppenheimer Main Street Growth & Income Fund/VA(2)(10)      0.70         --         0.03              0.73
Oppenheimer Small Cap Growth Fund/VA(2)(10)                 0.75         --         0.60              1.35
Putnam VT Global Growth Fund -- Class IB Shares(11)(12)     0.66       0.25         0.10              1.01
Putnam VT Voyager Fund II -- Class IB Shares(13)            0.70       0.25         0.77              1.72
Templeton Developing Markets Securities Fund -- Class
  2(2)(14)                                                  1.25       0.25         0.31              1.81
Templeton International Securities Fund -- Class
  2(2)(14)                                                  0.67       0.25         0.20              1.12
Van Kampen LIT Emerging Growth Portfolio -- Class I
  Shares(2)                                                 0.65         --         0.10              0.75


------------

 (1) OTHER EXPENSES includes custody, accounting, reports to shareholders, audit, legal, administrative and other miscellaneous expenses. See each Fund's prospectus for a detailed explanation of these fees.

 (2) The Company has entered into certain arrangements under which it is compensated by most of the Funds' advisers or administrators for administrative services the Company provides to the Funds.

 (3) Expenses are based upon expenses for the fiscal year ended December 31, 2000, restated to reflect a reduction in the management fee for the Growth and International Growth Portfolios. All expenses are shown without the effect of any expense offset arrangements. The prospectus for Janus Aspen Series under "Fees and Expenses" discusses the 12b-1 fee.

 (4) The MFS(R) VIT Capital Opportunities Series has an expense offset arrangement which reduces the Series custodian fee based upon the amount of cash maintained by the Series with its custodian and dividend disbursing agent. The Series may enter into other such arrangements and directed brokerage arrangements, which would also have the effect of reducing the Series' expenses. The "Other Expenses" in Fund Annual Expenses table above do not take into account these expense reductions, and are therefore higher than the actual expenses of the Series. Had these fee reductions been taken into account, "Total Annual Portfolio Expenses (After Fee Waiver)" in Fund Annual Expenses table above would be lower for the Series and would equal 0.90%. See the accompanying MFS(R) Variable Insurance Trust prospectus for more details.

 (5) Effective October 1, 2000 American General Series Portfolio Company changed its name to North American Funds Variable Product Series I. Accordingly, AGSPC Government Securities Fund, AGSPC Growth and Income Fund, AGSPC International Equities Fund, AGSPC Money Market Fund, and AGSPC Stock Index Fund changed their names to North American--AG Government Securities Fund, North American--AG Growth and Income Fund, North American--AG International Equities Fund, North American--AG Money Market Fund, and North American--AG Stock Index Fund, respectively.


 (6)The expenses for these funds have been restated to reflect contractual changes effective May 1, 2001.



 (7)As of August 31, 2000, in the absence of Management Fee Waiver, Other Expense Waiver and Total Annual Portfolio Expense Waiver, Management Fees, Other Expenses and Total Annual Portfolio Expenses, respectively, would have been: North American--AG High Yield Bond Fund, 0.70%, 0.92% and 1.62%; North American--Neuberger Berman MidCap Value Fund, 0.75%, 0.89% and 1.64%; and North American--AG Strategic Bond Fund, 0.60%, 0.91% and 1.51%.



 (8) Management fees and other expenses for the North American--Putnam Opportunities Fund are estimated for the current fiscal year.



 (9) The management fees reflect effective management fees after taking into effect any waiver. Other expenses are shown net of certain expense offsets afforded the Portfolio. Total annual portfolio operating expenses for the Portfolio are limited by OpCap Advisors so that their respective annualized operating expenses (net of expense offsets) do not exceed 1.00% of the Portfolio's average daily net assets. The gross expenses for the Portfolio are shown in the Fund Annual Expenses table above.

(10) The Oppenheimer Capital Appreciation Fund/VA was formerly known as the Oppenheimer Growth Fund. The Oppenheimer Main Street Growth & Income Fund/VA was formerly known as the Oppenheimer Growth & Income Fund. The Oppenheimer High Income Fund/VA was formerly known as the Oppenheimer High Income Fund. The Oppenheimer Small Cap Growth Fund/VA was formerly known as the Oppenheimer Small Cap Growth Fund.



(11) The prospectus for Putnam Variable Trust -- Class IB Shares under "Distribution Plan" discusses this 12b-1 fee.



(12) The Fund's fees have been restated to reflect an increase in 12b-1 fees currently payable to Putnam Investment Management, LLC. The Trustees of Putnam Variable Trust currently limit 12b-1 fee payments on Class IB Shares to 0.25% of average net assets.



(13) Expenses are based on estimates for Putnam VT Voyager Fund II's first full fiscal year.



(14) The fund's class 2 distribution plan or "rule 12b-1 plan" is described in the fund's prospectus.



EXAMPLES

--------------------------------------------------------------------------------


The following four Examples show the amount of expenses (in dollars) that would be incurred under the Contract assuming (1) a $1,000 investment, (2) a 5% annual return, and (3) the continuation of any fee waivers described in the "Fee Table--Fund Annual Expenses" section in this prospectus.



In Examples 1 and 2, we show you what you would pay based on Separate Account Annual Expenses of 2.35%, which is the maximum Separate Account Annual Expenses that could be assessed under a Contract. In Examples 3 and 4, we show you what you would pay based on Separate Account Annual Expenses of 1.40%, which is the minimum Separate Account Annual Expenses that you could pay under a Contract.



EXAMPLE #1 -- If you choose the Gain Preservation Death Benefit and the
              Guaranteed Minimum Income Benefit and you do not surrender the Contract at the end of the period shown or you receive Payout Payments under a Payout Option(1).



Total Expenses. You would pay the following expenses:



                                                             1 YEAR   3 YEARS   5 YEARS(2)   10 YEARS(2)
                                                             ------   -------   ----------   -----------
AIM V.I. Capital Appreciation Fund Division 8                 $32       $99        $167         $351
AIM V.I. Diversified Income Fund Division 9                    33       101         171          358
Janus Aspen Growth Portfolio -- Service Shares Division 16     33       102         172          360
Janus Aspen International Growth Portfolio -- Service Shares
  Division 17                                                  34       103         174          363
MFS(R) VIT Capital Opportunities Series Division 18            33       101         172          359
North American--AG Government Securities Fund Division 4       30        92         156          329
North American--AG Growth and Income Fund Division 1           33       100         169          353
North American--AG High Yield Bond Fund Division 19            34       104         176          366
North American--AG International Equities Fund Division 2      25        77         132          282
North American--AG Money Market Fund Division 6                30        92         157          330
North American--AG Stock Index Fund Division 5                 28        85         145          307
North American--AG Strategic Bond Fund Division 20             33       101         171          357
North American--Neuberger Berman MidCap Value Fund Division
  21                                                           35       105         178          371
North American--Putnam Opportunities Fund Division 22          35       105         178          371
North American--T. Rowe Price Science & Technology Fund
  Division 23                                                  34       104         176          367
OCCAT Managed Portfolio Division 3                             33       100         169          354
Oppenheimer Capital Appreciation Fund/VA Division 10           31        94         160          337
Oppenheimer High Income Fund/VA Division 12                    32        98         166          348
Oppenheimer Main Street Growth & Income Fund/VA Division 11    31        96         163          342
Oppenheimer Small Cap Growth Fund/VA Division 13               38       114         193          398
Putnam VT Global Growth Fund -- Class IB Shares Division 24    34       104         177          368
Putnam VT Voyager Fund II -- Class IB Shares Division 25       41       125         210          429
Templeton Developing Markets Securities Fund -- Class 2
  Division 14                                                  42       127         214          437
Templeton International Securities Fund -- Class 2 Division
  15                                                           35       107         182          378
Van Kampen LIT Emerging Growth Portfolio -- Class I Shares
  Division 7                                                   32        97         164          344


---------------


(1) Payout Payments under a Payout Option may not commence prior to the end of the fifth Contract Year.



(2) "N/A" indicates SEC rules require that we complete Examples for the North American -- Putnam Opportunities Fund and Putnam VT Voyager Fund II -- Class IB Shares for only the one and three year periods.

EXAMPLE #2 -- If you choose the Gain Preservation Death Benefit and the
              Guaranteed Minimum Income Benefit and you surrender the Contract at the end of the period shown.



Total Expenses. You would pay the following expenses:



                                                             1 YEAR   3 YEARS   5 YEARS(1)   10 YEARS(1)
                                                             ------   -------   ----------   -----------
AIM V.I. Capital Appreciation Fund Division 8                 $82      $146        $197         $351
AIM V.I. Diversified Income Fund Division 9                    83       148         201          358
Janus Aspen Growth Portfolio -- Service Shares Division 16     83       149         202          360
Janus Aspen International Growth Portfolio -- Service Shares
  Division 17                                                  84       150         204          363
MFS(R) VIT Capital Opportunities Series Division 18            83       149         201          359
North American--AG Government Securities Fund Division 4       80       140         186          329
North American--AG Growth and Income Fund Division 1           83       147         198          353
North American--AG High Yield Bond Fund Division 19            84       151         205          366
North American--AG International Equities Fund Division 2      75       126         162          282
North American--AG Money Market Fund Division 6                80       140         187          330
North American--AG Stock Index Fund Division 5                 78       133         175          307
North American--AG Strategic Bond Fund Division 20             83       148         200          357
North American--Neuberger Berman MidCap Value Fund Division
  21                                                           85       153         208          371
North American--Putnam Opportunities Fund Division 22          85       153         208          371
North American--T. Rowe Price Science & Technology Fund
  Division 23                                                  84       151         205          367
OCCAT Managed Portfolio Division 3                             83       147         199          354
Oppenheimer Capital Appreciation Fund/VA Division 10           81       142         190          337
Oppenheimer High Income Fund/VA Division 12                    82       145         196          348
Oppenheimer Main Street Growth & Income Fund/VA Division 11    81       144         193          342
Oppenheimer Small Cap Growth Fund/VA Division 13               88       161         221          398
Putnam VT Global Growth Fund -- Class IB Shares Division 24    84       152         206          368
Putnam VT Voyager Fund II -- Class IB Shares Division 25       91       171         238          429
Templeton Developing Markets Securities Fund -- Class 2
  Division 14                                                  92       173         242          437
Templeton International Securities Fund -- Class 2 Division
  15                                                           85       155         211          378
Van Kampen LIT Emerging Growth Portfolio -- Class I Shares
  Division 7                                                   82       144         194          344


---------------


(1) "N/A" indicates SEC rules require that we complete Examples for the North American -- Putnam Opportunities Fund and Putnam VT Voyager Fund II -- Class IB Shares for only the one and three year periods.



EXAMPLE #3 -- If you do not choose any optional death benefit or the Guaranteed
             Minimum Income Benefit and you do not surrender the Contract at the end of the period shown or you receive Payout Payments under a Payout Option.



Total Expenses. You would pay the following expenses:



                                                             1 YEAR   3 YEARS   5 YEARS(2)   10 YEARS(2)
                                                             ------   -------   ----------   -----------
AIM V.I. Capital Appreciation Fund Division 8                 $23      $ 70        $121         $259
AIM V.I. Diversified Income Fund Division 9                    24        73         125          267
Janus Aspen Growth Portfolio -- Service Shares Division 16     24        73         126          269
Janus Aspen International Growth Portfolio -- Service Shares
  Division 17                                                  24        75         128          273
MFS(R) VIT Capital Opportunities Series Division 18            24        73         125          268
North American--AG Government Securities Fund Division 4       21        63         109          235
North American--AG Growth and Income Fund Division 1           23        71         122          262
North American--AG High Yield Bond Fund Division 19            25        76         129          276
North American--AG International Equities Fund Division 2      16        48          84          183
North American--AG Money Market Fund Division 6                21        64         109          236
North American--AG Stock Index Fund Division 5                 18        56          97          210
North American--AG Strategic Bond Fund Division 20             24        72         124          266
North American--Neuberger Berman MidCap Value Fund Division
  21                                                           25        77         132          282
North American--Putnam Opportunities Fund Division 22          25        77         N/A          N/A
North American--T. Rowe Price Science & Technology Fund
  Division 23                                                  25        76         130          277
OCCAT Managed Portfolio Division 3                             23        72         123          263
Oppenheimer Capital Appreciation Fund/VA Division 10           21        66         113          244
Oppenheimer High Income Fund/VA Division 12                    23        69         119          256
Oppenheimer Main Street Growth & Income Fund/VA Division 11    22        68         116          250
Oppenheimer Small Cap Growth Fund/VA Division 13               28        86         147          311
Putnam VT Global Growth Fund -- Class IB Shares Division 24    25        76         130          278
Putnam VT Voyager Fund II -- Class IB Shares Division 25       32        97         N/A          N/A
Templeton Developing Markets Securities Fund -- Class 2
  Division 14                                                  33       100         169          354
Templeton International Securities Fund -- Class 2 Division
  15                                                           26        79         136          289
Van Kampen LIT Emerging Growth Portfolio -- Class I Shares
  Division 7                                                   22        68         117          252


---------------


(1) Payout Payments under a Payout Option may not commence prior to the end of the fifth Contract Year.



(2) "N/A" indicates SEC rules require that we complete Examples for the North American -- Putnam Opportunities Fund and Putnam VT Voyager Fund II -- Class IB Shares for only the one and three year periods.

EXAMPLE #4 -- If you do not choose any optional death benefit or the Guaranteed
             Minimum Income Benefit and you surrender the Contract at the end of the period shown.



Total Expenses. You would pay the following expenses:



                                                             1 YEAR   3 YEARS   5 YEARS(1)   10 YEARS(1)
                                                             ------   -------   ----------   -----------
AIM V.I. Capital Appreciation Fund Division 8                 $73      $119        $151         $259
AIM V.I. Diversified Income Fund Division 9                    74       122         155          267
Janus Aspen Growth Portfolio -- Service Shares Division 16     74       122         156          269
Janus Aspen International Growth Portfolio -- Service Shares
  Division 17                                                  74       123         158          273
MFS(R) VIT Capital Opportunities Series Division 18            74       122         155          268
North American--AG Government Securities Fund Division 4       71       113         139          235
North American--AG Growth and Income Fund Division 1           73       120         152          262
North American--AG High Yield Bond Fund Division 19            75       124         159          276
North American--AG International Equities Fund Division 2      66        98         114          183
North American--AG Money Market Fund Division 6                71       113         139          236
North American--AG Stock Index Fund Division 5                 68       106         127          210
North American--AG Strategic Bond Fund Division 20             74       121         154          266
North American--Neuberger Berman MidCap Value Fund Division
  21                                                           75       126         162          282
North American--Putnam Opportunities Fund Division 22          75       126         N/A          N/A
North American--T. Rowe Price Science & Technology Fund
  Division 23                                                  75       125         160          277
OCCAT Managed Portfolio Division 3                             73       121         153          263
Oppenheimer Capital Appreciation Fund/VA Division 10           71       115         143          244
Oppenheimer High Income Fund/VA Division 12                    73       119         149          256
Oppenheimer Main Street Growth & Income Fund/VA Division 11    72       117         146          250
Oppenheimer Small Cap Growth Fund/VA Division 13               78       134         177          311
Putnam VT Global Growth Fund -- Class IB Shares Division 24    75       125         160          278
Putnam VT Voyager Fund II -- Class IB Shares Division 25       82       145         N/A          N/A
Templeton Developing Market Securities Fund -- Class 2
  Division 14                                                  83       147         199          354
Templeton International Securities Fund -- Class 2 Division
  15                                                           76       128         166          289
Van Kampen LIT Emerging Growth Portfolio -- Class I Shares
  Division 7                                                   72       117         147          252


---------------


(1) "N/A" indicates SEC rules require that we complete Examples for the North American -- Putnam Opportunities Fund and Putnam VT Voyager Fund II -- Class IB Shares for only the one and three year periods.


SUMMARY
--------------------------------------------------------------------------------

The Contract is a combination fixed and variable annuity that offers you a wide choice of investment options and flexibility. A summary of the Contract's major features is presented below. For a more detailed discussion of the Contract, please read the entire prospectus carefully.

FIXED AND VARIABLE OPTIONS


The Contract offers a choice from among 25 Variable Account Options. The Contract also offers four Fixed Account Options, two of which, the DCA One Year Guarantee Period Option and the DCA Six Month Guarantee Period Option, are available only for dollar cost averaging. See the "Dollar Cost Averaging Program" section of this prospectus.


--------------------------------------------------------------------------------

                      FIXED ACCOUNT
                      OPTIONS
---------------------------------------------------------------------------------------------------------------------------
FIXED                 One Year Guarantee          Guaranteed current interest income                 --
OPTIONS               Period
                      ("One Year Fixed
                      Account")
                      -----------------------------------------------------------------------------------------------------
                      DCA One Year Guarantee      Guaranteed current interest income                 --
                      Period ("DCA One Year
                      Fixed Account")
                      -----------------------------------------------------------------------------------------------------
                      DCA Six Month               Guaranteed current interest income                 --
                      Guarantee Period ("DCA
                      Six Month
                      Fixed Account")
                      -----------------------------------------------------------------------------------------------------
                      Market Value                Multi-year guaranteed interest income              --
                      Adjustment Guarantee        (May not be available in all states)
                      Period ("MVA Option")*
---------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------
FIXED                  --
OPTIONS

                      -------------------------------------------------------------------------------
                       --

                      --------------------------------------------------------------------------------------------------------------

                       --

                      -----------------------------------------------------------------------------------------------------   ------

                       --

---------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                      VARIABLE ACCOUNT            INVESTMENT OBJECTIVE**                             ADVISER
                      OPTIONS
---------------------------------------------------------------------------------------------------------------------------
EQUITY                AIM V.I. Capital            Growth of capital.                                 A I M Advisors, Inc.
FUNDS                 Appreciation Fund(1)
                      -----------------------------------------------------------------------------------------------------
                      Janus Aspen Growth          Seeks long-term growth of capital in a manner      Janus Capital
                      Portfolio -- Service        consistent with the preservation of capital.
                      Shares(2)
                      -----------------------------------------------------------------------------------------------------
                      Janus Aspen                 Seeks long-term growth of capital.                 Janus Capital
                      International Growth
                      Portfolio -- Service
                      Shares(2)
                      -----------------------------------------------------------------------------------------------------
                      MFS(R) VIT Capital          Seeks capital appreciation.                        Massachusetts
                      Opportunities                                                                  Financial Services
                      Series(3)                                                                      Company
                      -----------------------------------------------------------------------------------------------------
                      North American--AG          Seeks to provide long-term growth of capital       American General
                      Growth and Income           and, secondarily, current income through           Advisers
                      Fund(4)                     investment in common stocks and
                                                  equity-related securities.
                      -----------------------------------------------------------------------------------------------------
                      North American--AG          Seeks to provide long-term growth of capital       American General
                      International Equities      through investments primarily in a                 Advisers
                      Fund(4)                     diversified portfolio of equity and equity
                                                  related securities of foreign issuers that,
                                                  as a group, are expected to provide
                                                  investment results closely corresponding to
                                                  the performance of the EAFE Index.
                      -----------------------------------------------------------------------------------------------------
                      North American--AG          Seeks long-term capital growth through             American General
                      Stock Index Fund(4)         investment in common stocks that, as a group,      Advisers
                                                  are expected to provide investment results
                                                  closely corresponding to the performance of
                                                  the Standard & Poor's 500 Stock Index(R).
                      -----------------------------------------------------------------------------------------------------
                      North American--            Seeks capital growth through investment in         American General
                      Neuberger Berman            equity securities of medium capitalization         Advisers
                      MidCap Value Fund(5)        companies using a value-oriented investment
                                                  approach.
                      -----------------------------------------------------------------------------------------------------
                      North American--Putnam      Seeks capital appreciation through                 American General
                      Opportunities Fund(4)       investments in common stocks.                      Advisers
                      -----------------------------------------------------------------------------------------------------
                      North American--T.          Seeks long-term capital appreciation through       American General
                      Rowe Price Science &        investment primarily in the common stocks of       Advisers
                      Technology Fund(4)          companies that are expected to benefit from
                                                  the development, advancement and use of
                                                  science and technology.
                      -----------------------------------------------------------------------------------------------------
                      OCCAT Managed               Growth through investments in common stocks,       OpCap Advisors
                      Portfolio(6)                bonds and cash equivalents.
                      -----------------------------------------------------------------------------------------------------
                      Oppenheimer Capital         Seeks to achieve capital appreciation by           OppenheimerFunds, Inc.
                      Appreciation                investing in securities of well-known
                      Fund/VA(7)                  established companies.
                      -----------------------------------------------------------------------------------------------------
                      Oppenheimer Main            Seeks high total return (which includes            OppenheimerFunds, Inc.
                      Street Growth & Income      growth in the value of its shares as well as
                      Fund/VA(7)                  current income) from equity and debt related
                                                  securities. From time to time, the Fund may
                                                  focus on small to medium capitalization
                                                  common stocks, bonds and convertible
                                                  securities.
                      -----------------------------------------------------------------------------------------------------
                      Oppenheimer Small Cap       Seeks to provide capital appreciation              OppenheimerFunds, Inc.
                      Growth Fund/VA(7)           primarily through investments in securities
                                                  of small cap companies with a market
                                                  capitalization of up to $1.8 billion.
                      -----------------------------------------------------------------------------------------------------
                      Putnam VT Global            Seeks capital appreciation                         Putnam Investment
                      Growth Fund -- Class                                                           Management, LLC.
                      IB Shares(8)
                      -----------------------------------------------------------------------------------------------------
                      Putnam VT Voyager Fund      Seeks long-term growth of capital.                 Putnam Investment
                      II -- Class IB                                                                 Management, LLC.
                      Shares(8)
                      -----------------------------------------------------------------------------------------------------
                      Templeton Developing        Seeks long-term capital appreciation. The          Templeton Asset
                      Markets Securities          Fund invests primarily in emerging market          Management Ltd.
                      Fund --                     equity securities.
                      Class 2(9)
                      -----------------------------------------------------------------------------------------------------
                      Templeton                   Long-term capital growth. The Fund invests         Templeton Investment
                      International               primarily in stocks of companies located           Counsel, LLC.
                      Securities Fund --          outside the United States, including emerging
                      Class 2(9)                  markets.
                      -----------------------------------------------------------------------------------------------------
                      Van Kampen LIT              Capital appreciation by investing in common        Van Kampen Asset
                      Emerging Growth             stocks of emerging growth companies.               Management Inc.
                      Portfolio -- Class I
                      Shares(10)
---------------------------------------------------------------------------------------------------------------------------

                       SUB-ADVISER

---------------------------------------------------------------------------------------------------------------------------
EQUITY                 --
FUNDS
                      -----------------------------------------------------------------------------------------------------   ------

                       --

                      -----------------------------------------------------------------------------------------------------   ------

                       --

                      -----------------------------------------------------------------------------------------------------   ------

                       --

                      -----------------------------------------------------------------------------------------------------   ------

                       --

                      -----------------------------------------------------------------------------------------------------   ------

                       --

                      -----------------------------------------------------------------------------------------------------   ------

                       --

                      -----------------------------------------------------------------------------------------------------   ------

                       Neuberger Berman
                       Management Inc.

                      -----------------------------------------------------------------------------------------------------   ------

                       Putnam Investment
                       Management, LLC
                      -----------------------------------------------------------------------------------------------------   ------

                       T. Rowe Price
                       Associates, Inc.

                      -----------------------------------------------------------------------------------------------------   ------

                       --

                      -----------------------------------------------------------------------------------------------------   ------

                       --

                      -----------------------------------------------------------------------------------------------------   ------

                       --

                      -----------------------------------------------------------------------------------------------------   ------

                       --

                      -----------------------------------------------------------------------------------------------------   ------

                       --

                      -----------------------------------------------------------------------------------------------------   ------

                       --

                      -----------------------------------------------------------------------------------------------------   ------

                       --

                      -----------------------------------------------------------------------------------------------------   ------

                       --

                      -----------------------------------------------------------------------------------------------------   ------

                       --

---------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

INCOME FUNDS          AIM V.I. Diversified        Achieve a high level of current income.            A I M Advisors, Inc.
                      Income Fund(1)
                      -----------------------------------------------------------------------------------------------------
                      North American--AG          Seeks high current income and protection of        American General
                      Government Securities       capital through investments in intermediate        Advisers
                      Fund(4)                     and long-term U.S. Government debt
                                                  securities.
                      -----------------------------------------------------------------------------------------------------
                      North American--AG          Seeks the highest possible total return and        American General
                      High Yield Bond             income consistent with conservation of             Advisers
                      Fund(5)                     capital through investment in a diversified
                                                  portfolio of high yielding, high risk fixed-
                                                  income securities.
                      -----------------------------------------------------------------------------------------------------
                      North American--AG          Seeks the highest possible total return and        American General
                      Strategic Bond Fund(5)      income consistent with conservation of             Advisers
                                                  capital through investment in a diversified
                                                  portfolio of income producing securities.
                      -----------------------------------------------------------------------------------------------------
                      Oppenheimer High            Seeks to provide a high level of current           OppenheimerFunds, Inc.
                      Income Fund/VA(7)           income from investment in high yield
                                                  fixed-income securities.
---------------------------------------------------------------------------------------------------------------------------
MONEY MARKET FUND     North American--AG          Seeks liquidity, protection of capital and         American General
                      Money Market Fund(4)        current income through investments in              Advisers
                                                  short-term money market securities.
---------------------------------------------------------------------------------------------------------------------------

INCOME FUNDS           --
                      -----------------------------------------------------------------------------------------------------

                       --
                      -----------------------------------------------------------------------------------------------------

                       American General
                       Investment
                       Management, L.P.
                       ("AGIM")
                      -----------------------------------------------------------------------------------------------------

                       AGIM
                      -----------------------------------------------------------------------------------------------------

                       --
---------------------------------------------------------------------------------------------------------------------------
MONEY MARKET FUND      --
---------------------------------------------------------------------------------------------------------------------------

 (1) A series of AIM Variable Insurance Funds.
 (2) A series of Janus Aspen Series -- Service Shares.
 (3) A series of MFS Variable Insurance Trust.
 (4) A series of North American Funds Variable Product Series I.
 (5) A series of North American Funds Variable Product Series II.
 (6) A series of OCC Accumulation Trust ("OCCAT").
 (7) A series of Oppenheimer Variable Account Funds.
 (8) A series of Putnam Variable Trust.
 (9) A series of Franklin Templeton Variable Insurance Products Trust.
(10) A series of Van Kampen Life Investment Trust.

 * See the "MVA Option" and "Market Value Adjustment" sections in this prospectus for more information on how the MVA Option works.


 ** There can be no assurance that investment objectives will be achieved.



A detailed description of the investment            - You may transfer your Account Value from the
objective of each Fund can also be found in each      One Year Fixed Account Option to one or more        For more information on
Fund's current prospectus.                            Variable Account Options once each day; and/or      PURCHASE PAYMENTS, refer
                                                                                                          to the "Purchase Period"
DEATH BENEFIT OPTIONS                               - You may transfer your Account Value from one        section of the prospectus.
                                                      or more Variable Account Options into the One
At the time that your Contract is issued you may      Year Fixed Account Option once each day,
choose the Enhanced Death Benefit, the Annual         subject to a six month waiting period
Step-Up Death Benefit, or the Gain Preservation       following any transfer of Account Value from
Death Benefit, in place of the Standard Death         the One Year Fixed Account Option into one or
Benefit offered in the Contract. If you do not        more Variable Account Options. (For example,
choose an optional death benefit when your            if you make a transfer of Account Value from
Contract is issued, the only choice you may make      the One Year Fixed Account Option into the
at a later date is the Gain Preservation Death        North American--AG Stock Index Fund Division 5
Benefit. The death benefit option you choose may      on January 1, of a Contract Year, you will not
not be changed. There will be a charge for            be allowed to transfer the Account Value in
choosing the Enhanced Death Benefit, the Annual       the North American--AG Stock Index Fund
Step-Up Death Benefit or the Gain Preservation        Division 5 back into the One Year Fixed
Death Benefit. There is no charge for the             Account Option until June 1, of such Contract
Standard Death Benefit. See the "Death Benefit"       Year.)
section and the "Fees and Charges" section in
this prospectus.                                    Once you begin receiving payments from your
                                                    account (called the Payout Period), you may
TRANSFERS                                           still transfer funds among the Variable Account
                                                    Options and from the Variable Account Options to
You may transfer money in your account among the    the One Year Fixed Account Option.
Contract's investment options free of charge. We
reserve the right, however, to impose a fee of      You cannot transfer amounts you have invested in
$25 or 2% of the amount transferred for each        the MVA Option to another investment option
transfer which will be deducted from the amount     during an MVA Term without the application of a
transferred. Transfers during the Purchase          Market Value Adjustment. See the "MVA Option"
Period are permitted as follows:                    and "Market Value Adjustment" sections of this
                                                    prospectus for more information.
- You may transfer your Account Value among the
  Variable Account Options once each day;

--------------------------------------------------------------------------------

Transfers can be made by calling the Company's toll-free transfer service at 1-800-424-4990. For more information on account transfers, see the "Transfers Between Investment Options" section in this prospectus.

FEES AND CHARGES

ACCOUNT MAINTENANCE FEE

On each Contract Anniversary, the Company deducts an Account Maintenance Fee of $30 from your Account Value. The fee is deducted proportionately from each investment option. During the Purchase Period, if the Account Value on a Contract Anniversary is at least $40,000, the Company will waive the fee for that Contract Year.

SURRENDER CHARGE

Under some circumstances a surrender charge is deducted from your account. These situations are discussed in detail in the section of this prospectus entitled "Fees and Charges -- Surrender Charge." When this happens the surrender charge is computed as a percent of the total Purchase Payments withdrawn based on the length of time from when each Purchase Payment was received up to a maximum of 5.0% of Purchase Payments.


Withdrawals from the MVA Option prior to the end of the applicable MVA Term will also be subject to a Market Value Adjustment unless an exception applies. This may increase or reduce the amount withdrawn. However, the Market Value Adjustment will not reduce the amount invested in the MVA Option below the guaranteed amount. See the "MVA Option" and "Market Value Adjustment" sections of this prospectus for more information.


Withdrawals are always subject to federal tax restrictions, which generally include a tax penalty on withdrawals made prior to age 59 1/2.

PREMIUM TAX CHARGE

Premium taxes ranging from zero to 3 1/2% are currently imposed by certain states and municipalities on Purchase Payments made under the Contract. For a detailed discussion on timing and deduction of premium taxes see the section of this prospectus entitled "Fees and Charges -- Premium Tax Charge."

SEPARATE ACCOUNT CHARGES


If you choose a Variable Account Option you will incur a mortality and expense risk fee and an administration fee. We take these charges from your Variable Account Options on a daily basis. These charges are at annualized rates of 1.25% and 0.15%, respectively.



OPTIONAL SEPARATE ACCOUNT CHARGES



If you choose one of the optional death benefits and/or the Guaranteed Minimum Income Benefit you will incur additional charges which we take from your Variable Account Options on a daily basis. More information on the Optional Separate Account Charges can be found in the "Fee Table" and the "Fees and Charges" sections in this prospectus.


FUND ANNUAL EXPENSE CHARGE

A daily charge based on a percentage of each Fund's average daily net asset value is payable by each Fund to its investment adviser. In addition to these management fees, each Fund incurs other operating expenses which may vary.

PAYOUT OPTIONS


When you withdraw your money, you can select from several payout options: a lifetime annuity (which guarantees payment for as long as you live), periodic withdrawals and systematic withdrawals. You may also choose the Guaranteed Minimum Income Benefit. More information on payout options can be found in the "Payout Period" section of this prospectus.


COMMUNICATIONS TO THE
COMPANY

You should include, in communications to the Company, your Contract number, your name, and, if different, the Annuitant's name. You may direct communications to the Annuity Service Center address shown on the inside back cover of this prospectus. We will consider communications to be received at our Annuity Service Center on the date we actually receive them, if they are in the form described in this paragraph. See "Transfers Between Investment
Options -- Communicating Transfer or Reallocation Instructions" in this prospectus.

FEDERAL TAX INFORMATION

Although deferred annuity contracts such as the Contract can be purchased with after-tax dollars, they are also used in connection with retirement programs which receive favorable tax treatment under federal law.

PURCHASE REQUIREMENTS

The minimum initial Purchase Payment for Non-Qualified Contracts is $5,000 and for Qualified Contracts is $2,000. The minimum subsequent Purchase Payment is $1,000 for Non-Qualified Contracts and $250 for Qualified Contracts. The minimum amount per a preauthorized debit Purchase Payment under the Automatic Check Option is $50. More information about the

CONTRACT ANNIVERSARY -- the date
that the contract is issued
and each yearly anniversary
of that date thereafter.


More information on FEES

may be found in this
prospectus under the
headings "FEES AND
CHARGES" AND "FEE TABLE."


MVA TERM -- a period of


time in which an amount of


Account Value is allocated to a


guarantee period in the MVA


Option. See the "MVA Option"


section in this prospectus.


For a more detailed
discussion of these income
tax provisions, see the
"FEDERAL TAX MATTERS"
section of this prospectus and
of the Statement of Additional
Information.

BONUS - an additional
amount paid by the Company,
equal to 1% of the initial
minimum Purchase Payment
and certain subsequent
Purchase Payments.

--------------------------------------------------------------------------------

Automatic Check Option can be found in the "Purchase Period" section of this prospectus.

At the time that your minimum initial Purchase Payment is made, the Company will credit an additional 1% of the amount as a Bonus. Any subsequent Purchase Payments of at least $5,000 for Non-Qualified and $2,000 for Qualified will also be credited with an additional 1% of the amount as a Bonus (subject to state regulatory approval). For more information on the 1% Bonus credit and on Purchase Payments, see the "Purchase Period" section in this prospectus.


From time to time the Company may change the minimum amount necessary to establish a new MVA Option guarantee period (an "MVA Band"). For more information on the MVA Band, see the "MVA Option" and "Market Value Adjustment" sections in this prospectus.


RIGHT TO RETURN

You may return your Contract by mailing it directly to the Annuity Service Center or returning it to the registered representative through whom you purchased the Contract within 10 days after you receive it, unless your state permits a longer period. We will then return to you:

  - Your Purchase Payment, adjusted to reflect investment experience and any Fees and Charges which have been deducted; or

  - In certain states, your entire Purchase Payment as required by state law.

See the "Purchase Period -- Right to Return" section in this prospectus.

GENERAL INFORMATION
--------------------------------------------------------------------------------

ABOUT THE CONTRACT

The Contract was developed to help you save money for your retirement. It offers you a combination of fixed and variable options that you can invest in to help you reach your retirement savings goals. Your contributions to the Contract can come from different sources, like payroll deductions or money transfers. Your retirement savings process with the Contract will involve two stages: the Purchase Period; and the Payout Period. The first is when you make contributions into the Contract called "Purchase Payments." The second, is when you receive your retirement payouts. For more information, see the "Purchase Period" and "Payout Period" sections in this prospectus.

You may choose, depending upon your retirement savings goals and your personal risk tolerances, to invest in the Fixed Account Options and/or the Variable Account Options described in this prospectus. When you decide to retire, or otherwise withdraw your money, you can select from a wide array of payout options including both fixed and variable payments. In addition, this prospectus will describe for you all fees and charges that may apply to your participation in the Contract.

ABOUT THE COMPANY

We are a life insurance company organized on July 5, 1944 and located in the State of Texas. Our main business is issuing and offering fixed and variable retirement annuity contracts, like the Contract. Our principal offices are located at 2929 Allen Parkway, Houston, Texas 77019. Our Annuity Service Center is located at 205 E. 10th Avenue, Amarillo, Texas 79101. The address to send any Purchase Payments and sums payable to the Company under the Contract is:
American General Annuity Insurance Company, P.O. Box 5429, Boston, MA 02206-5429, if sent by mail; and State Street Bank and Trust Company, Attention Lock Box A3W, 1776 Heritage Drive, North Quincy, MA 02171, if sent by overnight delivery. The Company primarily distributes its annuity contracts through financial institutions, general agents, and specialty brokers.


On February 25, 1998, the Company became an indirect, wholly-owned subsidiary of American General Corporation. On this date the Company changed its name from Western National Life Insurance Company to American General Annuity Insurance Company. Members of the American General Corporation group of companies operate in each of the 50 states, the District of Columbia, and Canada and collectively provide financial services with activities heavily weighted toward insurance. American General Financial Group is the marketing name and service mark owned and used by American General Corporation and its subsidiaries.



On May 11, 2001, American General Corporation, the parent of the Company, announced that it had terminated its previously announced merger agreement with London-based Prudential plc, and concurrently agreed to be acquired by American International Group, Inc. American International Group, Inc. is one of the world's leading insurance and financial services organizations and the largest underwriter of commercial and industrial insurance in the United States. It is currently anticipated that the transaction, which is subject to approval by American General Corporation shareholders, regulatory approvals and other customary conditions, will close by the end of 2001.



MVA BAND -- the name given


to a specific amount of


Account Value allocated to


the MVA Option for an


MVA Term. See the "MVA Option"


and "Market Value Adjustment"


sections in this prospectus.


All inquiries regarding
THE CONTRACT
may be directed to the
Annuity Service Center
at the address shown.

--------------------------------------------------------------------------------

The Company is a member of the Insurance Marketplace Standards Association ("IMSA"). IMSA is a voluntary membership organization created by the life insurance industry to promote ethical market conduct for individual life insurance and annuity products. The Company's membership in IMSA applies to the Company only and not its products or affiliates.

ABOUT A.G. SEPARATE ACCOUNT A

When you direct money to the Contract's Variable Account Options, you will be sending that money through A.G. Separate Account A. You do not invest directly in the Mutual Funds made available in the Contract. A.G. Separate Account A invests in the Mutual Funds on behalf of your account. A.G. Separate Account A is made up of what we call "Divisions." Twenty-five Divisions are available and represent the Variable Account Options in the Contract. Each of these Divisions invests in a different Mutual Fund made available through the Contract. The earnings (or losses) of each Division are credited to (or charged against) the assets of that Division, and do not affect the performance of the other Divisions of A.G. Separate Account A.

On December 23, 1999, the Mutual Funds in which Divisions 1-7 of A.G. Separate Account A invested were replaced by seven similar substitute Mutual Funds, as follows: Credit Suisse Growth and Income Portfolio (Division 1) was replaced by North American--AG Growth and Income Fund; Credit Suisse International Equity Portfolio (Division 2) was replaced by North American--AG International Equities Fund; EliteValue Portfolio (Division 3) was replaced by OCCAT Managed Portfolio; American General U.S. Government Securities Portfolio (Division 4) was replaced by North American--AG Government Securities Fund; State Street Global Advisors Growth Equity Portfolio (Division 5) was replaced by North American--AG Stock Index Fund; State Street Global Advisors Money Market Portfolio (Division 6) was replaced by North American--AG Money Market Fund; and Van Kampen Emerging Growth Portfolio (Division 7) was replaced by Van Kampen LIT Emerging Growth Portfolio.


The Company established A.G. Separate Account A on November 9, 1994 under Texas insurance law. Prior to May 1, 1999, A.G. Separate Account A was known as AGA Separate Account A. Prior to May 1, 1998, AGA Separate Account A was known as WNL Separate Account A. A.G. Separate Account A is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 ("1940 Act"). Units of interest in A.G. Separate Account A are registered as securities under the Securities Act of 1933 ("1933 Act").


A.G. Separate Account A is administered and accounted for as part of the Company's business operations. However, the income, capital gains or capital losses, whether or not realized, of each Division of A.G. Separate Account A are credited to or charged against the assets held in that Division without regard to the income, capital gains or capital losses of any other Division or arising out of any other business the Company may conduct. In accordance with the terms of the Contract, A.G. Separate Account A may not be charged with the liabilities of any other Company operation. The Texas Insurance Code requires that the assets of A.G. Separate Account A attributable to the Contract be held exclusively for the benefit of the contract owner, annuitants, and beneficiaries of the Contract. The commitments under the Contracts are the Company's, and American General Corporation has no legal obligation to back those commitments. When we discuss performance information in this prospectus, we mean the performance of an A.G. Separate Account A Division.

ABOUT THE FIXED ACCOUNT


When you direct money to the Contract's Fixed Account Options, it will be become part of the Company's general assets (except in certain states where allocations to the MVA Option must be allocated to a separate account of the Company). Our obligations for the Fixed Account are legal obligations of the Company. Our general assets support these obligations. These general assets also support our obligations under other annuity contracts we issue. See the "Purchase Period -- Choosing Investment Options" section in this prospectus.



With the MVA Option, a Market Value Adjustment may increase or reduce the Account Value in this Fixed Account Option. See the "MVA Option" and "Market Value Adjustment" sections in this prospectus for additional information.


UNITS OF INTERESTS

Your investment in a Division of A.G. Separate Account A is represented by units of interest issued by A.G. Separate Account A. On a daily basis, the units of interests issued by A.G. Separate Account A are revalued to reflect that day's performance of the underlying Mutual Fund minus any applicable fees and charges to A.G. Separate Account A.

DISTRIBUTION OF THE CONTRACTS

The Contracts are sold by licensed insurance agents who are registered representatives of broker-dealers which are members of the National Association of Securities Dealers, Inc. (the "NASD"), unless such broker-dealers are exempt from the broker-dealer registration

MUTUAL FUND OR FUND --
the investment portfolio(s)
of a registered open-end
management investment
company, which serves as
the underlying investment
vehicle for each Division
represented in A.G.
Separate Account A.

For more information about
THE COMPANY, see the Statement
of Additional Information.

For more information about
DISTRIBUTOR, see the Statement
of Additional Information.

--------------------------------------------------------------------------------

requirements of the Securities Exchange Act of 1934, as amended (the "1934 Act"). The principal underwriter and distributor for A.G. Separate Account A is American General Distributors, Inc. ("AGDI"), an affiliate of the Company. AGDI was formerly known as A.G. Distributors, Inc. In the States of Florida and Illinois, AGDI is known as American General Financial Distributors of Florida, Inc. and American General Financial Distributors of Illinois, Inc., respectively. AGDI was organized as a Delaware corporation on June 24, 1994, and is a registered broker-dealer under the 1934 Act, and a member of the NASD.

The broker-dealers who sell the Contracts will be compensated for such sales by commissions ranging up to 7% of each Purchase Payment. These commissions are paid by the Company and do not result in any charge to Contract Owners or to A.G. Separate Account A in addition to the charges described under the "Fees and Charges" section in this prospectus.

The Company offers the Contracts on a continuous basis.

The Company and AGDI may enter into marketing and/or sales agreements with certain broker-dealers where these broker-dealers and/or their affiliates, work with the Company and AGDI in the promotion and marketing of the Contracts. These arrangements do not result in any charge to Contract Owners or to A.G. Separate Account A in addition to the charges described under the "Fees and Charges"
section in this prospectus.

VARIABLE ACCOUNT OPTIONS
--------------------------------------------------------------------------------

Each individual Division represents and invests, through A.G. Separate Account A, in specific Mutual Funds. These Mutual Funds serve as the investment vehicles for the Contract and include:

- AIM Variable Insurance Funds -- offers 2 funds for which A I M Advisors, Inc. serves as investment adviser.
- Franklin Templeton Variable Insurance Products Trust -- offers 2 funds for which Templeton Investment Counsel, Inc. and Templeton Asset Management Ltd. (Franklin Resources, Inc.) respectively, serve as investment adviser.
- Janus Aspen Series -- Service Shares -- offers 2 funds for which Janus Capital serves as investment adviser.
- MFS Variable Insurance Trust -- offers 1 fund for which Massachusetts Financial Services Company serves as investment adviser.
- OCC Accumulation Trust ("OCCAT") -- offers 1 fund for which OpCap Advisors serves as investment adviser.
- Oppenheimer Variable Account Funds -- offers 4 funds for which OppenheimerFunds, Inc. serves as investment adviser.
- North American Funds Variable Product Series I -- offers 7 funds for which American General Advisers serves as investment adviser. Putnam Investment Management, LLC serves as investment sub-adviser for 1 of these funds. T. Rowe Price Associates, Inc. serves as investment sub-adviser for 1 of these funds.
- North American Funds Variable Product Series II -- offers 3 funds for which American General Advisers serves as investment adviser. AGIM serves as investment sub-adviser for 2 of these funds and Neuberger Berman Management Inc. serves as investment sub-adviser for 1 of these funds.
- Putnam Variable Trust -- Class IB Shares -- offers 2 funds for which Putnam Investment Management, LLC serves as investment adviser.
- Van Kampen Life Investment Trust -- offers 1 fund for which Van Kampen Asset Management Inc. serves as investment adviser.

The Company has entered into various administrative services agreements with most of the advisers or administrators for the Funds that offer shares to the Divisions. The Company receives fees for the administrative services it performs. These fees do not result in any charge to Contract Owners or to A.G. Separate Account A in addition to the charges described under the "Fees and Charges" section in this prospectus.

Each of these Funds is registered as a diversified open-end, management investment company and is regulated under the 1940 Act. For complete information about each of these Funds, including charges and expenses, you should refer to the prospectus for that Fund. Additional copies are available from the Company's Annuity Service Center at the address shown in the back of this prospectus.

AGDI'S address is
2929 Allen Parkway,
Houston, Texas 77019.

VARIABLE ACCOUNT
OPTIONS -- investment
options that correspond
to Separate Account
Divisions offered by
the Contract.
Investment returns on
Variable Account
Options may be positive
or negative depending on
the investment
performance of the
underlying Mutual Fund.

PURCHASE PERIOD
--------------------------------------------------------------------------------

The Purchase Period begins when your first Purchase Payment is made and continues until you begin your Payout Period. The Purchase Period can also end when the Contract is surrendered before the Payout Period.

PURCHASE PAYMENTS

You may establish an account only through a registered representative. Initial Purchase Payments must be received by the Company either with, or after, a completed application. All Purchase Payments and sums payable to the Company under the Contract must be sent to the Company's lock box at State Street Bank & Trust Company at the following addresses: American General Annuity Insurance Company, P.O. Box 5429, Boston, MA 02206-5429, if the Purchase Payments are sent by mail; and State Street Bank and Trust Company, Attention Lock Box A3W, 1776 Heritage Drive, North Quincy, MA 02171, if the Purchase Payments are sent by overnight delivery.

Minimum initial and subsequent Purchase Payments are as follows:

                                   Initial    Subsequent
                                   Purchase    Purchase
          Contract Type            Payment     Payment
---------------------------------  --------   ----------
Non-Qualified Contract              $5,000      $1,000
Qualified Contract                  $2,000      $  250

Subject to the maximum and minimum Purchase Payment requirements, you may make subsequent Purchase Payments and may increase or decrease or change the frequency of such payments. The maximum total Purchase Payments we will accept without our prior approval is $500,000 if the Contract is issued to you at age 74 or younger and $250,000 if the Contract is issued to you at age 75 or older.

You may select on your Contract application the Automatic Check Option. The Automatic Check Option allows you to preauthorize debits against a bank account that you indicate on the Preauthorized Debit Form to be sent in with your Contract application. The minimum amount per a preauthorized debit Purchase Payment under the Automatic Check Option is $50.

Purchase Payments are received by the Company at the address above. When an initial Purchase Payment is accompanied by a properly completed application, within 2 business days we will:

- Accept the Application -- credit the Purchase Payment and issue a Contract;

- Reject the Application -- return the Purchase Payment; or

- Request Additional Information -- to correct or complete the application. You must respond to our request within 5 business days after we receive your Purchase Payment and application at the address above. Then we will process the application, credit the Purchase Payment and issue a Contract within 2 business days after we receive the requested information.

In states where we are required by state law to refund an amount equal to Purchase Payments, we invest your initial Purchase Payment and any additional Purchase Payments in the Money Market Division from the date your investment performance begins until the first business day 10 days later, unless your state permits a longer period. Then we will automatically allocate your investment among the investment options you have chosen. See "Right to Return" below.

RIGHT TO RETURN

If for any reason you are not satisfied with your Contract, you may return it to the Company and receive a refund of your Purchase Payments adjusted to reflect
(1) investment experience and (2) any Fees and Charges which have been deducted. (In certain states, we will return Purchase Payments as required by state law.) To exercise your right to return your Contract, you must mail it directly to the Annuity Service Center or return it to the registered representative through whom you purchased the Contract within 10 days after you receive it, unless your state permits a longer period. The address for the Annuity Service Center is located in the back of this prospectus.

1% BONUS

At the time that your minimum initial Purchase Payment is made, the Company will credit an additional 1% of the amount to your Account Value as a Bonus. Any subsequent Purchase Payments of at least $5,000 for Non-Qualified and $2,000 for Qualified will also be credited with an additional 1% of the amount to your Account Value as a Bonus. (The 1% Bonus will not be credited for any subsequent Purchase Payments in the State of New Jersey.) The 1% Bonus credit will be applied to the Account Value pro rata by each Variable Account Option(s) and/or the One Year Fixed Account Option in the same ratio as the Purchase Payment is allocated. The Company reserves the right to limit its total payment of such Bonus to $5,000.

BONUS - an additional
amount paid by the Company,
equal to 1% of the initial
minimum Purchase Payment
and certain subsequent
Purchase Payments.

--------------------------------------------------------------------------------

In any of the following circumstances, the 1% Bonus credit will not be payable:

  - If you return your Contract within the right to return period(1)

    or

  - If you withdraw money from your Account Value within seven years of a Purchase Payment which qualified for the 1% Bonus credit, and the amount of money withdrawn is more than the amount permitted under the Systematic Withdrawal Option or the 10% Free Withdrawal amount(1)(2)
---------------

(1) The Company will subtract the 1% Bonus credit from the Account Value pro rata by each Variable Account Option(s) and/or the One Year Fixed Account Option in which you currently have money in. The Company will not subtract any Account Value earned by the 1% Bonus credit.

(2) Not applicable in the State of New Jersey.

Please see the section on "Federal Tax Matters" in this prospectus for information on how the bonus credit is treated by federal tax laws.

PURCHASE UNITS

A Purchase Unit is a unit of interest owned by you in your Variable Account Option. Purchase Units apply only to the Variable Account Options selected for your account. Purchase Unit values are calculated at the close of regular trading of the New York Stock Exchange (the "Exchange"), currently 4:00 p.m. New York time (see Calculation of Purchase Unit Value below for more information.) Once we have issued your Contract and have applied your initial Purchase Payment as described above, any subsequent Purchase Payments received by the Company at the address above, before the close of the Exchange will be credited the same business day. If not, they will be calculated and credited the next business day. Purchase Unit values will vary depending on the net investment results of each of the Variable Account Options. This means the value of your Variable Account Option will fluctuate.

CALCULATION OF PURCHASE UNIT VALUE

The Purchase Unit value for a Division is calculated as shown below:
Step 1: Calculate the gross investment rate:

  Gross Investment Rate
= (EQUALS)
  The Division's investment income and capital gains and losses (whether realized or unrealized) on that day from the assets attributable to the Division.
/ (DIVIDED BY)
  The value of the Division for the immediately preceding day on which the values are calculated.

We calculate the gross investment rate as of 4:00 p.m. New York time on each business day when the Exchange is open.
Step 2: Calculate net investment rate for any day as follows:

  Net Investment Rate
= (EQUALS)
  Gross Investment Rate (calculated in Step 1)
- (MINUS)
  Separate Account charges and any income tax charges.

Step 3: Determine Purchase Unit Value for that day.

  Purchase Unit Value for that day.
= (EQUALS)
  Purchase Unit Value for immediate preceding day.
X (MULTIPLIED BY)
  Net Investment Rate (as calculated in Step 2) plus 1.00.

CHOOSING INVESTMENT OPTIONS


There are 29 investment options offered under the Contract. This includes 4 Fixed Account Options and 25 Variable Account Options. The Funds that underlie the Variable Account Options are registered as investment companies under and are subject to regulation of the 1940 Act. The Fixed Account Options are not subject to regulation under the 1940 Act and are not required to be registered under the 1933 Act. As a result, the SEC has not reviewed data in this prospectus that relates to the Fixed Account Options. However, federal securities law does require such data to be accurate and complete.


FIXED ACCOUNT OPTIONS


Each of the Fixed Account Options are part of the Company's general assets. The MVA Option may be invested in either the general assets of the Company or in a separate account of the Company, depending on state requirements. You may allocate all or a portion of your Purchase Payment to the Fixed Account Options listed in the "Summary" section appearing in this prospectus. Purchase Payments you allocate to these Fixed Account Options are guaranteed to earn at least a minimum rate of interest. Interest is paid on each of the Fixed Account Options at declared rates, which may be different for each option. With the exception of a Market Value Adjustment which generally will be applied to withdrawals or transfers from an MVA Option prior to the end of the MVA Term, as explained below, we bear the entire investment risk for the Fixed Account Option. All Purchase Payments and interest earned on such amounts in your Fixed Account Option will be paid regardless of the investment results experienced by the Company's general assets.


PURCHASE UNIT -- a
measuring unit used to
calculate your Account
Value during the Purchase
Period. The value of a
Purchase Unit will vary
with the investment experience
of the Separate Account
Division you have selected.

For more information as to
how PURCHASE UNIT VALUES
are calculated, see the
Statement of Additional
Information.

FIXED ACCOUNT OPTIONS -- a
particular subaccount into
which your Purchase
Payments and Account Value
may be allocated to fixed
investment options.  Currently,
there are four Fixed
Account Options: the One Year
Fixed Account Option; the
DCA One Year Fixed Account
Option; the DCA Six Month
Fixed Account Option; and the
MVA Option. The One Year
Fixed Account Option is
guaranteed to earn at least a
minimum rate of interest.

--------------------------------------------------------------------------------


Here is how you may calculate the value of your Fixed Account Option during the Purchase Period:



  Value of Your Fixed Account Options


= (EQUALS)


 All Purchase Payments made to the Fixed Account Options


+(PLUS)


  Amounts transferred from Variable Account Options to the Fixed


  Account Options


+(PLUS)


  All interest earned


-(MINUS)


  Amounts transferred or withdrawn from Fixed Account Options


  (including applicable fees and charges)

---------------


*Note--Your Account Value in the Fixed Account may be subject to a Market Value
 Adjustment under the MVA Option.



Non-MVA Fixed Account Options



The Contract offers three Fixed Account Options that are not associated with the MVA Option. These three Non-MVA Fixed Account Options are the One Year Fixed Account, the DCA One Year Fixed Account and the DCA Six Month Fixed Account.


The DCA One Year Fixed Account Option and the DCA Six Month Fixed Account Option are used exclusively in connection with the Dollar Cost Averaging Program. See the "Dollar Cost Averaging Program" section of this prospectus.


MVA Option



The MVA Option is a Fixed Account Option where all or a portion of your Account Value is placed in one or more separate MVA Bands for specific MVA Terms. Each additional allocation to the MVA Option is allocated to a separate MVA Band for a separate MVA Term. For example, let's say that on September 1, 2001, you allocate a portion of Account Value ("September 1 Account Value") to the MVA Option, for a specified period of time offered by the Company, and at a declared interest rate guaranteed by the Company. Then on September 2, 2001, you allocate additional Account Value ("September 2 Account Value") to the MVA Option, for a specified period of time offered by the Company, and at a declared interest rate guaranteed by the Company. The September 1 Account Value and the September 2 Account Value are considered 2 separate and distinct MVA Bands. Each MVA Band must remain in the MVA Option for the specific amount of time we offered, which is called the MVA Term. (For example, the Company may offer a five year MVA Term.) If Account Value is withdrawn from an MVA Band before the MVA Term ends, then a Market Value Adjustment will apply. The minimum amount to establish a new MVA Band may be changed from time to time. The MVA Option may not be available in all states. See the "Market Value Adjustment" section in this prospectus.



VARIABLE ACCOUNT OPTIONS


You may allocate all or a portion of your Purchase Payments to the Variable Account Options listed in this prospectus. A complete discussion of each of the Variable Account Options may be found in the "Summary" and "Variable Account Options" sections in this prospectus. Based upon a Variable Account Option's Purchase Unit Value your account will be credited with the applicable number of Purchase Units. The Purchase Unit Value of each Variable Account Option will change daily depending upon the investment performance of the underlying fund (which may be positive or negative) and the deduction of A.G. Separate Account A charges. See the "Fees and Charges" section in this prospectus. Because Purchase Unit Values change daily, the number of Purchase Units your account will be credited with for subsequent Purchase Payments will vary. Each Variable Account Option bears its own investment risk. Therefore, the value of your account may be worth more or less at retirement or withdrawal.
Here is how to calculate the value of each Variable Account Option in your account during the Purchase Period:

  Value of Your Variable Account Option
= (EQUALS)
  Total Number of Purchase Units
X (MULTIPLIED BY)
  Current Purchase Unit Value

STOPPING PURCHASE PAYMENTS

Purchase Payments may be stopped at any time. Purchase Payments may be resumed at any time before your Contract has been surrendered. The value of the Purchase Units will continue to vary. Your Account Value will continue to be subject to charges.


If your Account Value falls below $2,000, and you do not make any Purchase Payments for 180 days we reserve the right to forward to your attention, written notice that we will close your Account and pay the Account Value 90 days from the date of notice if additional Purchase Payments are not made in amounts sufficient to increase your Account Value to $2,000 or more.

TRANSFERS BETWEEN INVESTMENT OPTIONS
--------------------------------------------------------------------------------

You may transfer all or part of your Account Value between the various Fixed Account and Variable Account Options in the Contract subject to the limitations on transfers discussed below. Transfer instructions may be made either in writing or by telephone as discussed below. Transfers may be made during the Purchase Period or during the Payout Period.

DURING THE PURCHASE PERIOD

During the Purchase Period, transfers may be made among the Contract's Variable Account Options and between the Variable Account Options and the One Year Fixed Account Option free of charge. We reserve the right to impose a fee of the lesser of $25 or 2% of the amount transferred for each transfer (which will be deducted from the amount transferred).

Transfers during the Purchase Period are permitted as follows:

- You may transfer your Account Value among the Variable Account Options once each day;

- You may transfer your Account Value from the One Year Fixed Account Option to one or more Variable Account Options once each day; and/or

- You may transfer your Account Value from one or more Variable Account Options into the One Year Fixed Account Option once each day, subject to a six month waiting period following any transfer of Account Value from the One Year Fixed Account Option into one or more Variable Account Options. (For example, if you make a transfer of Account Value from the One Year Fixed Account Option into the North American--AG Stock Index Fund Division 5 on January 1, of a Contract Year, you will not be allowed to transfer the Account Value in the North American--AG Stock Index Fund Division 5 back into the One Year Fixed Account Option until June 1, of such Contract Year.)

The minimum amount to be transferred in any one transfer is $250 or the entire amount in the Variable Account Option or One Year Fixed Account Option from which the transfer is made. If a transfer request would reduce your Account Value in a Variable Account Option or the One Year Fixed Account Option below $500, we will transfer your entire Account Value in that Variable Account Option or the One Year Fixed Account Option.

Transfers from the One Year Fixed Account Option to a Variable Account Option are limited to 20%, per Contract Year, of the Account Value of the One Year Fixed Account Option. This 20% per Contract Year limit is determined as of the immediately preceding Contract Anniversary.

We currently do not permit transfers from the Variable Account Options to the DCA Fixed Account Options. Transfers from the DCA Fixed Account Options may only be made under the Dollar Cost Averaging Program. See the "Dollar Cost Averaging Program" section of this prospectus.


Withdrawals or transfers from the MVA Option are subject to a Market Value Adjustment if they occur prior to the end of the MVA Term. Each MVA Band will require a minimum transfer. From time to time the Company may change the minimum transfer amount. To learn more about the MVA Option, see the "MVA Option" and "Market Value Adjustment" sections in this prospectus.


DURING THE PAYOUT PERIOD

During the Payout Period, transfers may be made between the Variable Account Options and from the Variable Account Options to the One Year Fixed Account Option. We will not permit transfers from any Fixed Account Option during the Payout Period. We reserve the right to impose a fee of the lesser of $25 or 2% of the amount transferred for each transfer (which will be deducted from the amount transferred). The minimum amount to be transferred during the Payout Period is $250.

Transfers during the Payout Period are permitted subject to the following limitations:

                % OF ACCOUNT                                 OTHER
ACCOUNT OPTION     VALUE            FREQUENCY           RESTRICTIONS(2)
--------------  ------------  ---------------------  ---------------------
Variable:        Up to 100%   Unlimited among        The minimum amount to
                              Variable Account       be transferred is
                              Options(1). Once per   $250 or the entire
                              year if the transfer   amount in the
                              is made to the One     Variable Account
                              Year Fixed Account     Option if less. The
                              Option.                minimum amount which
                                                     must remain in the
                                                     Variable Account
                                                     Option after a
                                                     transfer is $500 or
                                                     $0 if the entire
                                                     amount of the
                                                     Variable Account
                                                     Option is
                                                     transferred.
Fixed:              Not       --                     --
                 permitted

---------------

(1) AGAIC may change the number of transfers permitted to no more than six (6) transfers per year during the Payout Period.
(2) AGAIC may impose a transfer fee of $25 or 2% of the amount transferred for each transfer above six (6) transfers per year.

ACCOUNT VALUE -- the total
sum of your Fixed Account
and/or Variable Account
Options that have not yet
been applied to your Payout
Payments.

ANNUITY SERVICE CENTER -- our
Annuity Service Center is
located at 205 E. 10th
Avenue, Amarillo, Texas 79101

PURCHASE PERIOD -- the time
between your first Purchase
Payment and your Payout
Period (or surrender).


PAYOUT PERIOD -- the time
that starts when you begin to
withdraw your money in a
steady stream of payments.

MVA BAND -- the name given


to a specific amount of


Account Value allocated to


the MVA Option for an


MVA Term. See the "MVA Option"


and "Market Value Adjustment"


sections in this prospectus.



MVA TERM -- a period of


time in which an amount of


Account Value is allocated to a


guarantee period in the MVA


Option. See the "MVA Option"


section in this prospectus.

--------------------------------------------------------------------------------

COMMUNICATING TRANSFER OR
REALLOCATION INSTRUCTIONS

A written instruction to transfer or reallocate all or part of your Account Value between the various investment options in the Contract should be sent to our Annuity Service Center.

Instructions for transfers or reallocations may be made by calling 1-800-424-4990. Telephone transfers will be allowed unless we have been notified not to accept such telephone instructions. In this event, we must receive written instructions, in order to permit future telephone transfers to be made. Before a transfer will be made by telephone, you must give us the requested identifying information concerning your account(s).


We will only accept written instructions for transfers to or from the MVA Option. No telephone transfers will be accepted.


Unless we have been instructed not to accept requests for telephone transfers, anyone may effect a telephone transfer if they furnish the requested information. You will bear any loss resulting from such instructions, whether the caller was specifically authorized by you or not.

No one that we employ or that represents the Company may give telephone instructions on your behalf without the Company's prior written permission. (This does not apply to a contract with the immediate family of an employee or representative of the Company.)

We will send you a confirmation of the completed transfer within 5 days from the date of your instruction. When you receive your confirmation, it is your duty to verify the information shown, and advise us of any errors within one business day.

You will bear the risk of loss arising from instructions received by telephone. We are not responsible for the authenticity of such instructions. Any telephone instructions which we reasonably believe to be genuine will be your responsibility. This includes losses from errors in communication. Telephone transfer instruction may not be made during the Payout Period. We reserve the right to stop telephone transfers at any time.

SWEEP ACCOUNT PROGRAM

During the Purchase Period you may elect to participate in the Sweep Account Program if your Account Value in the One Year Fixed Account Option is at least $25,000 on the date that the request for the Sweep Account Program is received by us at the Annuity Service Center. The Sweep Account Program allows you to transfer the earnings from the One Year Fixed Account Option to the Variable Account Options. The transfers can be made on an annual, semi-annual, quarterly or monthly basis. All amounts transferred must be in whole percentages, with a 10% minimum to be transferred to each selected Variable Account Option(s). There is no charge for the Sweep Account Program. We do not take into account transfers made pursuant to the Sweep Account Program in assessing any transfer fee.

EFFECTIVE DATE OF TRANSFER

The effective date of a transfer will be:

- The date of receipt, if received at our Annuity Service Center before the close of regular trading of the Exchange on a day values are calculated; (Normally, this will be 4:00 P.M. New York time); otherwise

- The next date values are calculated.

RESERVATION OF RIGHTS AND MARKET TIMING

If a transfer causes your Account Value in the One Year Fixed Account Option or a Variable Account Option to fall below $500, we may transfer the remaining Account Value in the same proportions as your transfer request.

We may defer any transfer from the One Year Fixed Account Option to the Variable Account Options for up to six months.

The Contracts are not designed for professional market timing organizations or other entities using programmed and frequent transfers involving large amounts. We may not unilaterally terminate or discontinue transfer privileges. However, we reserve the right to suspend such privileges for a reasonable time with reasonable notice to prevent market timing efforts that could disadvantage other Contract Owners.

--------------------------------------------------------------------------------

DOLLAR COST AVERAGING PROGRAM


You may elect the Dollar Cost Averaging Program which permits the systematic transfer of your Account Value from a Fixed Account Option or the Money Market Division to one or more Variable Account Options not including the Money Market Division. By allocating amounts on a regularly scheduled basis, as opposed to allocating the total amount at one particular time, you may be less susceptible to the effect of market fluctuations. We currently provide four Fixed Account Options, two of which, the DCA One Year Fixed Account and the DCA Six Month Fixed Account, are available only for dollar cost averaging.


We determine the amount of transfers from a DCA Fixed Account Option or the Money Market Division by dividing the Purchase Payments allocated to that DCA Fixed Account Option or the Money Market Division by a factor based on the number of months remaining in the term. Transfers from a DCA Fixed Account Option or the Money Market Division are only available on a monthly basis. We require that you specify each allocation to a Variable Account Option, not including the Money Market Division, in whole percentages using a maximum of 10 Variable Account options. The minimum amount to be transferred into a Variable Account Option is 10% of the entire amount transferred.

We will transfer your entire Account Value in a DCA Fixed Account Option by the expiration of its term. The minimum amount to be transferred under the Dollar Cost Averaging Program is $250 per transfer. We currently do not permit transfers to either DCA Fixed Account Option from the Variable Account Options or the One Year Fixed Account Option. Transfers from either DCA Fixed Account Option may only be made under the Dollar Cost Averaging Program.

You may enroll in dollar cost averaging for the DCA Fixed Account Options only when you make your initial or subsequent Purchase Payments. However, you may enroll in dollar cost averaging for the Money Market Division at any time. There is no charge for dollar cost averaging. We do not take into account transfers made pursuant to the Dollar Cost Averaging Program in assessing any transfer fee.

The chart below explains the different Account Options you may choose if you elect to participate in the Dollar Cost Averaging Program offered by the
Contract:

                           FREQUENCY             OTHER
ACCOUNT OPTION            OF TRANSFERS        RESTRICTIONS
---------------------  ------------------  ------------------
- DCA One Year Fixed   Monthly, for a 12   You may only
  Account Option       month period        participate at the
                                           time that Purchase
                                           Payments are
                                           made.(1)(2)
- DCA Six Month Fixed  Monthly, for a 6    You may only
  Account Option       month period        participate at the
                                           time that Purchase
                                           Payments are
                                           made.(1)(2)
- Money Market         Monthly             You must remain in
  Division                                 this account
                                           option for the
                                           Dollar Cost
                                           Averaging Program
                                           for at least a 12
                                           month period.

---------------

(1) You will not be permitted to transfer Account Value into a DCA Fixed Account Option once the entire Account Value has been transferred out of a DCA Fixed Account Option.

(2) The Dollar Cost Averaging Program will only apply to the Purchase Payment portion of your Account Value.

PORTFOLIO REBALANCING PROGRAM

From time to time, we will make available a portfolio rebalancing program which provides for periodic pre-authorized automatic transfers among the Variable Account Options pursuant to your written allocation instructions. We will make such transfers to maintain a specified percentage allocation of Account Value among the Variable Account Options as selected by you. We require each allocation to a Variable Account Option equal at least 1% of Account Value.

The portfolio rebalancing program will begin on the date that your request for portfolio rebalancing is received by us at the Annuity Service Center. You may select rebalancing to occur on a monthly, quarterly, semi-annual, or annual basis, and currently, all Variable Account Options are available for portfolio rebalancing. The Fixed Account Options do not participate in portfolio rebalancing.

There is no charge for portfolio rebalancing. We do not take into account transfers made pursuant to the Portfolio Rebalancing Program in assessing any transfer fee.

FEES AND CHARGES
--------------------------------------------------------------------------------

By investing in the Contract, you may be subject to seven basic types of fees and charges:

- Account Maintenance Fee
- Surrender Charge
- Premium Tax Charge
- Separate Account Charges

- Optional Separate Account Charges

- Fund Annual Expense Charge
- Other Tax Charges

These fees and charges are explained below. For additional information about these fees and charges, see the Fee Table in this prospectus.


In addition to the charges listed above, certain charges which may apply to the MVA Option are discussed at the end of this section under "Market Value Adjustment."


ACCOUNT MAINTENANCE FEE

An account maintenance fee of $30 will be deducted on each Contract Anniversary from your Account Value. If all your money in the Contract is withdrawn, the fee will be deducted at that time. The fee will be assessed equally among the Variable Account and Fixed Account Options that make up your Account Value.

The account maintenance fee is to reimburse the Company for our administrative expenses for providing Variable Account and Fixed Account Options. This includes the expense for establishing and maintaining the recordkeeping for your Contract.

During the Purchase Period, if your Account Value on a Contract Anniversary is at least $40,000, we will waive the account maintenance fee for that Contract Year.

SURRENDER CHARGE

When you withdraw money from your account, you may be subject to a surrender charge that will be deducted from the amount withdrawn. For information about your right to surrender, see the "Surrender of Account Value" section in this prospectus.

It is assumed that the Purchase Payments are withdrawn first under the concept of first-in, first-out. No surrender charge will be applied unless an amount is actually withdrawn.

We calculate the surrender charge by multiplying the applicable percentages specified in the table below by the Purchase Payments withdrawn.

Amount of Surrender Charge

A surrender charge may not be greater than:

   NUMBER OF YEARS
    SINCE DATE OF        CHARGE AS PERCENTAGE OF
  PURCHASE PAYMENT      PURCHASE PAYMENT WITHDRAWN
  ----------------      --------------------------
          1                         5%
          2                         5%
          3                         5%
          4                         4%
          5                         3%
          6                         2%
          7                         1%
         8+                         0%

10% Free Withdrawal

For each Contract Year after the first Contract Year, up to 10% of the Account Value, determined as of the immediately preceding Contract Anniversary (or if during the first Contract Year, the date the Contract is issued) may be withdrawn once each Contract Year without a surrender charge. The surrender charge will apply to any amount withdrawn that exceeds this 10% limit. The percentage withdrawn will be determined by dividing the amount withdrawn by the Account Value, determined as of the immediately preceding Contract Anniversary.

If a surrender charge is applied to all or part of a Purchase Payment, then your Purchase Payment (or portion thereof) will be considered withdrawn, and no surrender charge will be applied to such Purchase Payment (or portion thereof) again.

The 10% free withdrawal requires a minimum withdrawal of $100, or if less, the entire Account Value. The minimum amount which must remain in each Division in which you are invested in, after a withdrawal, is $500.

Exceptions to Surrender Charge

No surrender charge will be applied:

- To death benefits;


- To Payout Payments;



-To surrenders (full or partial) under certain Contracts issued in connection with Internal Revenue Code Section 403(b); and


- To partial surrenders through the Systematic Withdrawal Program, in lieu of the 10% free withdrawal, during the first Contract Year, see the "Surrender of Account Value" section of this prospectus.


Additionally, if the Extended Care Waiver Endorsement is available in your state, no surrender charge will apply to a surrender (full or partial), made during any period of time that the Contract Owner is continuously confined for


CONTRACT ANNIVERSARY --the
date that the contract
is issued and each
yearly anniversary
of that date thereafter.

--------------------------------------------------------------------------------


90 days or more in a hospital or state-licensed in-patient nursing facility. Confinement cannot begin until at least one year after the date that your Contract is issued. You must give us a written request for each surrender (full or partial), with proof of confinement, within 91 days of the last day that extended care was received, or while the extended care is ongoing. If the Extended Care Waiver Endorsement is available in your state, it will automatically be attached to your Contract. You do not need to elect it. There is no additional charge for the Extended Care Waiver Endorsement.



MARKET VALUE ADJUSTMENT



Under the MVA Option you may establish one or more MVA Bands with a minimum amount required to be invested in each MVA Band, as described in the "MVA Option" section of this prospectus. The Company may change this minimum from time to time. Each MVA Band will be guaranteed to receive a stated rate of interest through the end of the selected MVA Term. We guarantee that your MVA Option will earn at least the lowest minimum interest rate applicable to any of the Fixed Account Options offered by the Contract. While any withdrawal from the Contract will generally be subject to a surrender charge if the amount of the withdrawal exceeds the amount of the free withdrawal amount permitted under your Contract, withdrawals or transfers from an MVA Band prior to the end of an MVA Term will always be subject to a Market Value Adjustment, unless an exception applies, as set out below. The Market Value Adjustment may increase or reduce the amount withdrawn or transferred, based upon the differences in selected interest rates at the time that the MVA Band was established and at the time of the withdrawal or transfer. For example, if your MVA Term is five years, and you withdraw or transfer an amount from the MVA Band before the five year MVA Term ends, the amount withdrawn or transferred may be more or less than the amount first allocated to that MVA Band, based on the differences in selected market interest rates from the time that the MVA Term began to the time of the withdrawal or transfer. The Market Value Adjustment will not apply upon the death of the Contract Owner, or if the Contract Owner is not a natural person, upon the death of the Annuitant.



The Market Value Adjustment applies independently of surrender charges, and can still apply even if the withdrawal is within the free withdrawal amount. See the "Systematic Withdrawal Program" under the "Surrender of Account Value" section of this prospectus. The Market Value Adjustment may be waived for distributions that are required under your Contract. The Market Value Adjustment will also be waived for 30 days following the end of an MVA Term.


PREMIUM TAX CHARGE

Taxes on Purchase Payments are imposed by some states, cities, and towns. Currently, rates range from zero to 3.5%.

The timing of tax levies varies from one taxing authority to another. If premium taxes are applicable to a Contract, we will deduct such tax against Account Value in a manner determined by us in compliance with applicable state law. We may deduct an amount for premium taxes either upon:

- receipt of the Purchase Payments;

- the commencement of Payout Payments;

- surrender (full or partial); or

- the payment of death benefit proceeds.

SEPARATE ACCOUNT CHARGES

There will be a mortality and expense risk fee and an administration fee applied to A.G. Separate Account A. These are daily charges at annualized rates of 1.25% and 0.15%, respectively, on the average daily net asset value of A.G. Separate Account A. Each charge is guaranteed and cannot be increased by the Company. The mortality and expense risk fee is to compensate the Company for assuming mortality and expense risks under the Contract. The mortality risk that the Company assumes is the obligation to provide payments during the Payout Period for your life no matter how long that might be. In addition, the Company assumes the obligation to pay during the Purchase Period a death benefit. For more information about the death benefit see the "Death Benefit" section of this prospectus. The expense risk is our obligation to cover the cost of issuing and administering the Contract, no matter how large the cost may be.

The Company may make a profit on the mortality and expense risk fee and on the administration fee.

The administration fee is to reimburse the Company for our administrative expenses under the Contract. This includes the expense of administration and marketing (including but not limited to enrollment and Contract Owner education).

For more information about the mortality and expense risk fee and administration fee, see the Fee Table in this prospectus.


OPTIONAL SEPARATE ACCOUNT CHARGES



Optional Death Benefit Charges



At the time that your Contract is issued, you may choose the Enhanced Death Benefit, the Annual Step-Up Death Benefit or the Gain Preservation Death Benefit, in place of the Standard Death

--------------------------------------------------------------------------------


Benefit offered in the Contract. If you do not choose an optional death benefit when your Contract is issued, the only choice you may make at a later date is the Gain Preservation Death Benefit. During the Purchase Period there will be an additional charge if you choose the Enhanced Death Benefit, the Annual Step-Up Death Benefit or the Gain Preservation Death Benefit. We take these charges from your Variable Account Options on a daily basis. These charges are at annualized rates of 0.05% for the Enhanced Death Benefit, 0.10% for the Annual Step-Up Death Benefit, and 0.50% for the Gain Preservation Death Benefit. Each charge is guaranteed and cannot be increased by the Company. The charges for the optional death benefits are to compensate the Company for assuming the mortality risks associated with these options. The mortality risk that the Company assumes is the obligation to provide a higher death benefit payment than the Standard Death Benefit. There is no charge for the Standard Death Benefit. For more information about the optional death benefits, see the "Death Benefit" section of this prospectus.


The Company may make a profit on the optional death benefit charges. For more information on the optional death benefit charges, see the "Fee Table" in this prospectus.


Guaranteed Minimum Income Benefit Charge



At the time that your Contract is issued, you may choose the Guaranteed Minimum Income Benefit Option. (The Guaranteed Minimum Income Benefit may also be referred to in this prospectus as the "GMIB.") During the Purchase Period there will be a charge if you choose the GMIB. We take this charge from your Variable Account Options on a daily basis. This charge is at an annualized rate of 0.45%. This charge is guaranteed and cannot be increased by the Company. This charge is to compensate the Company for assuming the risk associated with providing for a minimum guaranteed value that may replace the Account Value as the amount to be paid during the Payout Period. The Company may make a profit on the charge for the GMIB. For more information on the GMIB, see "Guaranteed Minimum Income Benefit" under the "Payout Period" and "Fees and Charges" sections of this prospectus.


FUND ANNUAL EXPENSE CHARGES

Investment management charges based on a percentage of each Fund's average daily net assets are payable by each Fund. Depending on the Variable Account Option selected, the charges will be paid by each Fund to its investment adviser. These charges and other Fund charges and expenses are fully described in the prospectuses for the Funds. These charges indirectly cost you because they lower your return.

OTHER TAX CHARGES


We reserve the right to charge for certain taxes (other than premium taxes) that we may have to pay. This could include federal income taxes. Currently, no such charges are being made.


PAYOUT PERIOD
--------------------------------------------------------------------------------


The Payout Period ("Annuity Period") begins when you decide to withdraw your money in a steady stream of Payout Payments. You select the date to begin the Payout Period, the Payout Date. You may apply any portion of your Account Value to one of the types of Payout Options listed below. You may choose to have your Payout Option on either a fixed, a variable, or a combination payout basis. When you choose to have your Payout Option on a variable basis, you may keep the same Variable Account Options in which your Purchase Payments were made, or transfer to different ones.


FIXED PAYOUT

Under Fixed Payout, you will receive payments from the Company. These payments are fixed and guaranteed by the Company. The amount of these payments will depend on:

  - Type and duration of Payout Option chosen;

  - Your age or your age and the age of your survivor(1);

  - Your sex or your sex and the sex of your survivor(1,2);

  - The portion of your Account Value being applied; and

  - The payout rate being applied and the frequency of the payments.

---------------

(1) This applies only to joint and survivor payouts.
(2) Not applicable for certain Contracts.

VARIABLE PAYOUT


With a Variable Payout, you may select from your existing Variable Account Options. Your payments will vary accordingly. This is due to the varying investment results that will be experienced by each of the Variable Account

PAYOUT PAYMENTS -- the


payments made to you


during the Payout Period.


Payout Payments may


be made on a fixed,


variable or combination of


fixed and variable, basis.


PAYOUT UNIT -- a measuring
unit used to calculate Payout
Payments from your Variable
Account Option. Payout Unit
values will vary with the
investment experience of the
A.G. Separate Account A
Division you have selected.

ASSUMED INVESTMENT
RATE -- the rate used to
determine your first monthly
Payout Payment per
thousand dollars of Account
Value in your Variable
Account Option(s).

--------------------------------------------------------------------------------

Options you selected. The Payout Unit Value is calculated just like the Purchase Unit Value for each Variable Account Option except that the Payout Unit Value includes a factor for the Assumed Investment Rate. For additional information on how Payout Payments and Payout Unit Values are calculated, see the Statement of Additional Information.

In determining your first Payout Payment, an Assumed Investment Rate of 3% is used. If the net investment experience of the Variable Account Option exceeds the Assumed Investment Rate, your next payment will be greater than your first payment. If the investment experience of the Variable Account Option is lower than your Assumed Investment Rate, your next payment will be less than your first payment.

COMBINATION FIXED AND VARIABLE PAYOUT

With a Combination Fixed and Variable Payout, you may choose:

  - From your existing Variable Account Options (payments will vary); with a

  - Fixed Payout (payment is fixed and guaranteed).

PAYOUT DATE


The Payout Date is the date elected by you on which your payout payments will start and is subject to our approval. The Payout Date must be at least five years after the date that the Contract is issued. You may change the Payout Date subject to our approval. We will notify you of the approaching Payout Date 60 to 90 days prior to such date. Unless you select a Payout Date, we will automatically extend the Payout Date to begin at the later of when you attain age 85 or ten years after we issue the Contract. Generally, for qualified contracts, the Payout Date may begin when you attain age 59 1/2 or separate from service, but must begin no later than April 1 following the calendar year you reach age 70 1/2 or the calendar year in which you retire. However, the date may be later for participants in 403(b) plans. Non-qualified annuities do not have a specific age requirement. For additional information on the minimum distribution rules that apply to payments under IRA or 403(b) plans, see the "Federal Tax Matters" section in this prospectus and in the Statement of Additional Information.


PAYOUT OPTIONS

You may specify the manner in which your Payout Payments are made. You may select one of the following options:

  - LIFE ONLY -- payments are made only to you during your lifetime. Under this option there is no provision for a death benefit for the beneficiary. For example, it would be possible under this option for the Annuitant to receive only one payout payment if he died prior to the date of the second payment, two if he died before the third payment.

  - LIFE WITH PERIOD CERTAIN -- payments are made to you during your lifetime; but if you die before the guaranteed period has expired, your beneficiary will receive payments for the rest of your guaranteed period.

   - JOINT AND SURVIVOR LIFE -- payments are made to you during the joint lifetime of you and your joint annuitant. Upon the death of either you or your joint annuitant, payments continue during the lifetime of the survivor. This option is designed primarily for couples who require payouts during their joint lives and are not concerned with providing for beneficiaries at death of the last survivor. For example, it would be possible under this option for the Joint Annuitants to receive only one payment if both Annuitants died prior to the date of the second payment. Additionally, it would be possible for the Joint Annuitants to receive only one payment and the surviving Annuitant to receive only one payment if one Annuitant died prior to the date of the second payment and the surviving Annuitant dies prior to the date of the third payment.


GUARANTEED MINIMUM INCOME BENEFIT



The GMIB provides a minimum level of income in the future by guaranteeing a "Minimum Payout Value," after a waiting period (currently, 10 years) from the date that your Contract is issued. Your Contract calls this the Minimum Annuitization Value. By electing the GMIB, you are guaranteed a minimum level of income based on the Minimum Payout Value, regardless of the performance of the Variable Account Options which your Account Value may be in.



The GMIB may only be chosen at the time that the Contract is issued. The GMIB cannot be selected for Contracts with a Contract Owner, including a Joint Owner, or an Annuitant, age 80 or older on the date that the Contract is issued. During the Purchase Period, there will be a charge associated with the GMIB. We take this charge from your Variable Account Options on a daily basis. This charge is at an annualized rate of 0.45%. This charge is guaranteed and cannot be increased by the Company.

VARIABLE PAYOUT --
payments to you will
vary based on your
investments in the
Variable Account Options
of A.G. Separate Account A
during the Payout Period.
Because the value of your
Variable Account Options
may vary, we cannot
guarantee the amounts
of the Variable Payout.

For more information about
PAYOUT OPTIONS
available under the Contract,
see the Statement of
Additional Information.

--------------------------------------------------------------------------------


Minimum Payout Value Under The GMIB



Under the GMIB, the Minimum Payout Value on the date that the Contract is issued is the initial Purchase Payment plus any applicable Bonus applied to that payment. After the date that the Contract is issued, the Minimum Payout Value under the GMIB will be the greater of A or B below. A and B are the following:


A IS:


  - The amount of the initial Purchase Payment, plus any applicable Bonus applied to that payment, on the date that the Contract is issued;



    + (plus)



  - Any subsequent Purchase Payments, made within the first five Contract Years, plus any applicable Bonus applied to those payments;



    - (minus)



  - The amount of all prior withdrawals;



  - Accumulated at an annual growth rate of 5%.


B IS:


  - The highest Account Value on any Contract Anniversary;



    + (plus)



  - All additional Purchase Payments made after such Contract Anniversary, but only if such Contract Anniversary occurs during the first four Contract Years and we receive your additional Purchase Payments no later than the end of the fifth Contract Year;



    - (minus)



  - The amount of all prior withdrawals, made after such Contract Anniversary.



The Minimum Payout Value is used to calculate Payout Payments under the GMIB. THE MINIMUM PAYOUT VALUE DOES NOT ESTABLISH OR GUARANTEE AN ACCOUNT VALUE DURING THE PURCHASE OR PAYOUT PERIODS, AND DOES NOT GUARANTEE INVESTMENT PERFORMANCE OF ANY OF THE VARIABLE ACCOUNT OPTIONS. See the Statement of Additional Information for more information on how we calculate the GMIB.



Conditions To Receive Payout Payments Under The GMIB



You can elect to receive Payout Payments under the GMIB only within 30 days after the 10th Contract Anniversary, or within 30 days after a subsequent Contract Anniversary. If you elect to receive Payout Payments at any other time, you will not be allowed to use the GMIB. You will not be allowed to begin receiving Payout Payments under the GMIB after the 30-day period following the Contract Anniversary after your 90th birthday (an earlier day may be required in certain states).



You can only choose either the Life with Period Certain or Joint and Survivor Life Payout Options when you elect to exercise the GMIB. See the "Payout Options" section in this prospectus. In addition, only the minimum guaranteed Payout (referred to in your Contract as "Annuity") Tables contained in your Contract will be used to determine the Fixed Payout Payments under the GMIB. This means that if the Company is using Payout Tables on the date that Payout Payments are to begin that offer a greater Fixed Payout Payment amount than the Payout Tables in your Contract, the more favorable Payout Tables will not be substituted for the Payout Tables in your Contract. Instead Payout Payments under the GMIB will be calculated only under the Payout Tables in your Contract. If this situation occurs, and your Payout Payments under the GMIB are less than your Payout Payments would have been without the GMIB, the Company will provide you with Payout Payments under the standard Contract Payout Payment provisions, even if you have properly elected to exercise the GMIB. However, you will not be refunded for any of the GMIB charges deducted from your Variable Account Options, even if your Payout Payments paid to you under the standard Contract Payout Payment provisions and not the GMIB provisions.



Termination Of The GMIB



If you choose the GMIB when your Contract is issued, it cannot be terminated. While you still have the option not to receive Payout Payments under the GMIB, we will not refund to you any charges you have paid and your Variable Account Options will still incur daily deductions for the GMIB. These deductions and the option to elect the GMIB will terminate upon the earliest of the following:



  - The Payout Date;



  - The date your Contract terminates; or



  - 30 days following the Contract Anniversary after your 90th birthday (an earlier date may be required in certain states).



BONUS - an additional


amount paid by the Company,


equal to 1% of the initial


minimum Purchase Payment


and certain subsequent


Purchase Payments.

--------------------------------------------------------------------------------

---------------------------------------------------

                            IMPORTANT CONSIDERATIONS



 While the GMIB does provide for a Minimum Payout Value, THE GMIB MAY NOT BE APPROPRIATE FOR ALL CONTRACT OWNERS and should be analyzed thoroughly before being elected.



  - The GMIB DOES NOT in any way guarantee the performance of any underlying mutual fund, or any other investment option available under the Contract.



  - Once elected, the GMIB is irrevocable. This means that: (1) even if the investment performance of your investment options is greater than the minimum guarantee associated with the GMIB, or (2) the Fixed Payout Payments calculated under Payout Tables offered by the Company at the time of payout would provide you with greater Fixed Payout Payments than the Payout Tables in your Contract would under the GMIB, the charge for the GMIB will still be assessed during the entire Purchase Period. None of the charges will be refunded.



  - The GMIB in no way restricts or limits the rights of Contract Owners to receive Payout Payments under the Contract at other times permitted under the Contract, nor will it in any way restrict the right to receive Payout Payments under the Contract using Account Values that may be higher than the Minimum Payout Value.



  - You should consult with a qualified financial adviser in evaluating the GMIB option, and all aspects of the Contract.



  - The GMIB may not be available in all states.

---------------------------------------------------

PAYOUT INFORMATION

Once your Payout Payments have begun, the option you have chosen may not be changed. Any one of the Variable Account Options may result in your receiving unequal payments during your life expectancy. If payments begin before age
59 1/2, you may suffer unfavorable tax consequences if you do not meet an exception under federal tax law. See the "Federal Tax Matters" section in this prospectus.

Your Payment Option should be selected at least 15 days before your Payout Date. If such selection is not made and state or federal law does not require the selection of the Joint and Survivor Life Option:

      - Payments will be made under the Life with Period Certain Option,

      - The payments will be guaranteed for a 10 year period,

      - The payments will be based on the allocation used for your Account
        Value,

      - The One Year Fixed Account Option will be used to distribute payments to you on a Fixed Payout basis, and

      - Variable Account Options will be used to distribute payments to you on a Variable Payout basis.

Most Payout Payments are made monthly; however, Payout Payments may also be made as quarterly, semi-annual or annual installments. If you have chosen either a Fixed or Variable Payout Option and if the amount of your payment is less than $200, we reserve the right to reduce the number of payments made each year so each of your payments is at least $200. If you have chosen a combination of Fixed and Variable Payout Options and the amount of your payment is less than $100, we reserve the right to reduce the number of payments made each year so each of your payments is at least $100.

SURRENDER OF ACCOUNT VALUE
--------------------------------------------------------------------------------

WHEN SURRENDERS ARE ALLOWED

You may withdraw all or part of your Account Value at any time before the Payout Period begins if:

  - allowed under federal and state law; and

  - allowed under your retirement plan.

For an explanation of charges that may apply if you surrender your Account Value, see the "Fees and Charges" section in this prospectus.

You may be subject to a 10% federal tax penalty for partial or total surrenders made before age 59 1/2, see the "Federal Tax Matters" section in this prospectus.

--------------------------------------------------------------------------------

AMOUNT THAT MAY BE SURRENDERED

The amount that may be surrendered at any time can be determined as follows:

                                               Your
                                              Account
       Allowed                               Value(1)
      Surrender                              - (MINUS)
        Value                             Any Applicable
                          = (EQUALS)         Surrender
                                            Charge, any
                                         applicable taxes
                                            and Account
                                          Maintenance Fee

  (1) Equals the Account Value next computed after your properly completed request for surrender is received at the Annuity Service Center.

There is no guarantee that the Surrender Value in a Variable Account Option will ever equal or exceed the total amount of your Purchase Payments received by us.

We will mail to you the Surrender Value within 7 calendar days after we receive your properly completed surrender request at the Annuity Service Center. However, we may be required to suspend or postpone payments if redemption of an underlying Fund's shares have been suspended or postponed. See your current Fund(s)' prospectuses for a discussion of the reasons why the redemption of shares may be suspended or postponed.


If we receive a surrender for a Purchase Payment which has not cleared the banking system, we may delay payment of that portion of your Surrender Value until the check clears. The rest of the Surrender Value will be processed as usual.


SURRENDER RESTRICTIONS

Generally, Internal Revenue Code Section 403(b)(11) permits total or partial distributions from a 403(b) contract only on account of hardship (employee contributions only without accrued interest), attainment of age 59 1/2, separation from service, death or disability.


Under the TEXAS STATE OPTIONAL RETIREMENT PROGRAM, no surrender or partial surrender will be allowed except upon attainment of age 70 1/2, retirement or other termination of employment or death.


PARTIAL SURRENDER

You may request a partial surrender of your Account Value at any time during the Purchase Period. A partial surrender plus any surrender charge will reduce your Account Value.

To process your partial surrender, you may specify the Account Value that should be deducted from each investment option. If you fail to provide us with this information, we may deduct the partial surrender from each investment option in which your Account Value is held on a pro rata basis.

The minimum partial surrender we will allow is $500 or your entire Account Value, if less.

We reserve the right to defer the payment of a partial surrender from the One Year Fixed Account Option for up to six months. We currently do not permit partial surrenders from the DCA Fixed Account Options.

SYSTEMATIC WITHDRAWAL PROGRAM

The Systematic Withdrawal Program allows you to make withdrawals in a Contract Year of up to 10% of your Account Value without the imposition of a surrender charge. If you withdraw more than 10% of your Account Value, you will be subject to a surrender charge. Account Value, for purposes of the Systematic Withdrawal Program, is determined as of the immediately preceding Contract Anniversary or, if during the first Contract Year, the date we issue you the Contract. See the "Fees and Charges" section in this prospectus.

If within seven years of a Purchase Payment, you withdraw more than 10% of your Account Value, then the 1% Bonus credit will not be payable to you. See the "Purchase Period" section in this prospectus.

You may elect to withdraw all or part of your Account Value under a systematic withdrawal method described in your Contract. Withdrawals using this method are eligible for the 10% free withdrawal privilege each Contract Year. The Systematic Withdrawal Program provides for:

  - Payments to be made to you;

  - Payment over a stated period of time;

  - Payment of a stated yearly dollar amount or percentage.

We may require a minimum withdrawal of $100 per withdrawal under this method. The portion of your account that has not been withdrawn will continue to receive the investment return of the Variable Account Option or the Fixed Account Option that you selected. A systematic withdrawal election may be changed or revoked at no charge. No more than one systematic withdrawal election may be in effect at any one time. We reserve the right to discontinue any or all systematic withdrawals or to change its terms, at any time.

DISTRIBUTIONS REQUIRED BY FEDERAL TAX LAW

See the "Federal Tax Matters" section in this prospectus and in the Statement of Additional Information for more information about required distributions imposed by federal tax law.

For an explanation of possible adverse tax consequences of a surrender, see the "Federal Tax Matters" section in this prospectus and in the Statement of Additional Information.

EXCHANGE PRIVILEGE
--------------------------------------------------------------------------------


We issue other fixed and/or variable annuity contracts (other contracts) in addition to the Contract. We will allow you, under certain conditions, to exchange from one of these other contracts to the Contract. If you elect to exercise an exchange, you should contact our Annuity Service Center at the address shown in the back of this prospectus. An exchange may require the issuance of a contract or may be subject to any other requirements that the Company may impose. Below are certain provisions regarding an exchange into the Contract. Please carefully read this entire prospectus for a more detailed description of the Contract.


RESTRICTIONS ON EXCHANGE PRIVILEGE

We will impose certain general restrictions and rules on the exchange privileges.


You will be subject to the rules concerning transfers among investment options as stated in the "Transfers Between Investment Options" section in this prospectus. We may, at our option, waive any transfer restrictions for a stated period of time. If we waive these transfer restrictions, you will be allowed to exchange to any investment option available in the Contract. Please read the "Transfers Between Account Options" section in this prospectus.


WE RESERVE THE RIGHT TO TERMINATE, MODIFY OR SUSPEND THESE EXCHANGE PRIVILEGES AT ANY TIME.

CHARGES AND TAXES


While we impose no fee for an exchange, you will be subject to all of the fees and charges stated in this prospectus. These fees and charges may include a surrender charge, mortality and expense risk fee, administrative fee, account maintenance fee and certain other fees and charges. These charges will be incurred even though you may not have them on the contract you were in before your exchange into the Contract. Please read the "Fees and Charges" section of this prospectus.


Please read the "Federal Tax Matters" section in this prospectus for information about the federal income tax treatment of the Contracts.

DEATH BENEFITS
--------------------------------------------------------------------------------

The Contract will pay a death benefit during either the Purchase Period or the Payout Period. How the death benefit will be paid is discussed below. The death benefit provisions in the Contract may vary from state to state.

BENEFICIARY INFORMATION

The Beneficiary may receive death benefits:

- In a lump sum; or

- Payment of the entire death benefit within 5 years of the date of death; or

- In the form of an annuity under any of the Payout Options stated in the Payout Period section of this prospectus subject to the restrictions of that Payout Option.

Payment of any death benefits must be within the time limits set by federal tax law.

PROOF OF DEATH

We accept the following as proof of any person's death:

- a certified death certificate;

- a certified decree of a court of competent jurisdiction as to the finding of death;

- a written statement by a medical doctor who attended the deceased at the time of death; or

- any other proof satisfactory to us.

Once we have paid the death proceeds, the Contract terminates, and our obligations are complete.

SPECIAL INFORMATION FOR NON-TAX QUALIFIED CONTRACTS

It is possible that the Contract Owner and the Annuitant under a Non-Qualified Contract are not the same person. If this is the case, and the Contract Owner dies, death benefits must be paid:

- commencing within 5 years of the date of death; or

- beginning within 1 year of the date of death under:

  - a life annuity with or without a period certain, or

  - an annuity for a designated period not extending beyond the life expectancy of the Beneficiary.

BENEFICIARY -- the person
designated to receive Payout
Payments or the Account Value
upon the death of
an Annuitant or the Owner.

ANNUITANT -- the individual,
(in most cases this person is
you) to whom Payout
Payments will be paid. The
Annuitant is also the
measuring life for the Contract.

--------------------------------------------------------------------------------

JOINT OWNER SPOUSAL ELECTION INFORMATION

The Beneficiary will receive the Death Benefit payout if:

- the Contract Owner dies before the Payout Date, or

- the Annuitant dies during the Annuity Period.

If the Annuitant dies before the Annuity date, the Owner may designate a new Annuitant or become the Annuitant.

With regard to Joint Owners of a Non-Qualified Contract, the Death Benefit is payable upon the death of either Owner during the Purchase Period. However, in the event of your death where the sole Beneficiary of the Non-Qualified Contract is your spouse, your spouse may continue the Contract as Owner, in lieu of receiving the Death Benefit.

DURING THE PURCHASE PERIOD


Four types of death benefits are available if death occurs during the Purchase
Period: the Standard Death Benefit, the Enhanced Death Benefit, the Annual Step-Up Death Benefit, or the Gain Preservation Death Benefit. You must choose the Enhanced Death Benefit or the Annual Step-Up Death Benefit at the time that the Contract is issued. You may choose the Gain Preservation Death Benefit at any time prior to the Payout Date and prior to the Contract Owner's 86th birthday. You may not choose the Gain Preservation Death Benefit if the Enhanced Death Benefit or the Annual Step-Up Death Benefit has already been chosen. The Gain Preservation Death Benefit may be used with Non-Qualified Contracts only. You may not choose the Gain Preservation Death Benefit if your Contract is a Qualified Contract. See the "Federal Tax Matters" section is this prospectus for more information on Non-Qualified and Qualified Contracts. If you do not make a choice of death benefit at the time that the contract is issued then you will automatically be given the Standard Death Benefit. You will be required to pay a charge if you choose the Enhanced Death Benefit, the Optional Annual Step-Up Death Benefit, or the Gain Preservation Death Benefit. All of the optional death benefits are subject to state availability. There is no charge for the Standard Death Benefit offered by the Contract.



Once selected, the Enhanced Death Benefit, Annual Step-Up Death Benefit or Gain Preservation Death Benefit may not be cancelled.


STANDARD DEATH BENEFIT


If death occurs before your 85th birthday, then the Death Benefit during the Purchase Period will be the greater of:



  - Your Account Value on the date both proof of death and election of the payment method are received by the Company at its Annuity Service
    Center;
  - 100% of Purchase Payments (to Fixed and/or
    Variable Account Options)
    - (MINUS)
    Amount of all prior withdrawals and charges;
    OR
  - The greatest Account Value on any prior seventh
    Contract Anniversary plus any Purchase Payments made after such Contract Anniversary.
    - (MINUS)
    Amount of all prior withdrawals and charges



If death occurs at the age of 85 or older, then the Death Benefit during the Purchase Period will be:


  Your Account Value on the date both proof of death and election of the payment method are received by the Company at its Annuity Service
  Center.


ENHANCED DEATH BENEFIT



If death occurs before your 85th birthday, then the Death Benefit during the Purchase Period will be the greater of:



  - Your Account Value on the date both proof of death and election of the payment method are received by the Company at its Annuity Service
    Center;
  - 100% of Purchase Payments (to Fixed and/or
    Variable Account Options)
    - (MINUS)
    Amount of all prior withdrawals and charges;
  - The greatest Account Value on any prior seventh
    Contract Anniversary plus any purchase Payments made after such Contract Anniversary
    - (MINUS)
    Amount of all prior withdrawals and charges made after such Contract Anniversary;
    OR
  - The total amount of Purchase Payments made up to the date of death accumulated at a 3% interest rate each year
    - (MINUS)
    Amount of all prior withdrawals and charges accumulated at a 3% interest rate each year, not to exceed 200% of total Purchase Payments made minus all prior withdrawals and any surrender charges.

--------------------------------------------------------------------------------


If death occurs on or after your 85th birthday and before your 90th birthday, then the Death Benefit during the Purchase Period will be the greater of the first three bullet points above. If death occurs at the age of 90 or older, then the Death Benefit during the Purchase Period will be the first bullet point above.



You will be charged a fee for choosing the Enhanced Death Benefit, see the "Fees and Charges" section in this prospectus.



ANNUAL STEP-UP DEATH BENEFIT



If death occurs before your 85th birthday, then the Death Benefit during the Purchase Period will be the greater of:


  - Your Account Value on the date of proof of death and election of the payment method are received by the Company at its Annuity Service Center;
  - 100% of Purchase Payments (to Fixed and/or
    Variable Account Options)
    - (MINUS)
    Amount of all prior withdrawals and charges;
    OR
  - The greatest Account Value on any prior
    Contract Anniversary plus any purchase Payments made after such Contract Anniversary
    - (MINUS)
    Amount of all prior withdrawals and charges made after such Contract Anniversary


If death occurs at the age of 85 or older, then the Death Benefit during the Purchase Period will be the first bullet point above.



You will be charged a fee for choosing the Annual Step-Up Death Benefit, see the "Fees and Charges" section in this prospectus.



GAIN PRESERVATION DEATH BENEFIT



The Death Benefit during the Purchase Period will be the Death Benefit amount payable under the Standard Death Benefit plus the Gain Preservation Amount.



The Gain Preservation Amount is:



  - The Death Benefit amount payable under the Standard Death Benefit;
  - (MINUS)
  - The greater of (i) 100% of Purchase Payments
    (to fixed and/or Variable Account Options) minus the amount of all prior withdrawals and charges made or (ii) the Account Value on the date that the Gain Preservation Death Benefit is chosen;
    X (MULTIPLIED BY)
  - 66% (for Contract Owners ages 69 or younger on the date the Gain Preservation Death Benefit is issued) or 33% (for Contract Owners ages 70 through 85 on the date that the Gain
    Preservation Death Benefit is issued).(1) For example, if the Contract Owner is age 68 when he or she purchases the Gain Preservation Death
    Benefit, then the multiplier will be 66%, no matter what the age of the Contract Owner is upon his or her death.
    Not to exceed 200% of total Purchase Payments made.


---------------


(1) The 66% or 33% multiplier cannot be changed, unless there is a change of Contract Owner. In the event that there is a change of Contract Owner, the 66% or 33% multiplier will be based on the age of the new Contract Owner (or the older Joint Contract Owner) on the date that the change of ownership occurs. If the new Contract Owner (or new older Joint Contract Owner) is age 86 or older, then the benefits of the Gain Preservation Death Benefit will be canceled out, and the Standard Death Benefit will apply. However, the charge for the Gain Preservation Death Benefit will still be deducted.



If the difference between the first two bullet points above is zero, or less, then the Gain Preservation Amount will not be payable, and the death benefit amount will be the Contract's Standard Death Benefit.



You will be charged a fee for choosing the Gain Preservation Death Benefit. See the "Fees and Charges" section in this prospectus.


DURING THE PAYOUT PERIOD

If the Annuitant dies during the Payout Period, your Beneficiary may receive any continuing payments under the Payout Option that you selected. The Payout Options available in the Contract are described in the "Payout Period" section of this prospectus.

HOW TO REVIEW INVESTMENT PERFORMANCE
OF SEPARATE ACCOUNT DIVISIONS
--------------------------------------------------------------------------------

We will advertise information about the investment performance of the A.G. Separate Account A Divisions. Our advertising of the past investment performance results does not mean that future performance will be the same. The performance information will not predict what your actual investment experience will be in that Division or show past performance under an actual contract. We may also show how the Divisions rank on the basis of data compiled by independent ranking services.

Some of the Divisions (and underlying Funds) offered in this prospectus were previously or currently are available through other annuity or life insurance contracts. We may therefore, advertise investment performance since the inception of the underlying Funds. In each case, we will use the charges and fees imposed by the Contract in calculating the Divisions' investment performance.

TYPES OF INVESTMENT PERFORMANCE
INFORMATION ADVERTISED

We may advertise the Divisions' Total Return Performance information and Yield Performance information.

TOTAL RETURN PERFORMANCE INFORMATION

Total Return Performance Information is based on the overall dollar or percentage change in value of an assumed investment in a Division over a given period of time.

There are seven ways Total Return Performance Information may be advertised:

  - Standard Average Annual Total Return
  - Nonstandard Average Annual Total Return
  - Cumulative Total Return
  - Annual Change in Purchase Unit Value
  - Cumulative Change in Purchase Unit Value
  - Total Return Based on Different Investment Amounts
  - An Assumed Account Value of $10,000

Each of these is described below.

STANDARD AVERAGE ANNUAL TOTAL RETURN


Standard Average Annual Total Return shows the average percentage change in the value of an investment in the Division from the beginning to the end of a given historical period. The results shown are after all charges and fees have been applied against the Division. This will include the Maximum Separate Account Charges (see the "Fee Table" in this prospectus), account maintenance fees, and surrender charges that would have been deducted if you surrendered the Contract at the end of each period shown. Premium taxes are not deducted. This information is calculated for each Division based on how an initial assumed payment of $1,000 performed at the end of 1, 5 and 10 year periods. If Standard Average Annual Return for a Division is not available for a stated period, we may show the Standard Average Annual Return since Division inception.


The return for periods of more than one year are annualized to obtain the average annual percentage increase (or decrease) during the period. Annualization assumes that the application of a single rate of return each year during the period will produce the ending value, taking into account the effect of compounding.

NONSTANDARD AVERAGE ANNUAL TOTAL RETURN


Nonstandard Average Annual Total Return is calculated in the same manner as the Standard Average Annual Total Return. However, Nonstandard Average Annual Total Return shows only the historic investment results of the Division. Account maintenance fees, Optional Separate Account Charges, surrender charges and premium taxes are not deducted. The SEC staff takes the position that performance information of an underlying Fund reduced by Account fees for a period prior to the inception of the corresponding Division is nonstandard performance information regardless of whether all Account fees and charges are deducted.


CUMULATIVE TOTAL RETURN

Cumulative Total Return assumes the investment in the Contract will stay in the Division beyond the time that a surrender charge would apply. It may be calculated for 1, 5 and 10 year periods. If Cumulative Total Return for a Division is not available for a stated period, we may show the Cumulative Total Return since Division inception. It is based on an assumed initial investment of $10,000. The Cumulative Return will be calculated without deduction of account maintenance fees, surrender charges or premium taxes.

ANNUAL CHANGE IN PURCHASE UNIT VALUE

Annual Change in Purchase Unit Value is a percentage change during a one year period or since inception. This is calculated as follows:

  - The Purchase Unit Value at the start of the year is subtracted from the Purchase Unit Value at the end of the period or year;

DIVISIONS -- subaccounts of
A.G. Separate Account A
which represent the Variable
Account Options in the
Contract. Each Division
invests in a different mutual
fund, each having its own
investment objective and
strategy.

For more information on how
TOTAL RETURN PERFORMANCE
INFORMATION is calculated,
see the Statement of
Additional Information.

--------------------------------------------------------------------------------

  - The difference is divided by the Purchase Unit Value at the start of the period or year.

Account maintenance fees, surrender charges and premium taxes are not deducted. The effect of these charges, if deducted, would reduce the Division's Annual Change in Purchase Unit Value.

CUMULATIVE CHANGE IN PURCHASE UNIT VALUE

Cumulative Change in Purchase Unit Value is a percentage change from the beginning to the ending of a period usually greater than one year. Otherwise, it is calculated in the same way as the Annual Change in Purchase Unit Value.

TOTAL RETURN BASED ON DIFFERENT
INVESTMENT AMOUNTS

We may show total return information based on different investment amounts. For example, we may show $200 a month for 10 years, or $100 a month to age 65. Fees may or may not be included. Each performance illustration will explain the Contract charges and fees imposed on the Division.

AN ASSUMED ACCOUNT VALUE OF $10,000

We may show annual values based on an initial investment of $10,000. This will not reflect any deduction for account maintenance fees, surrender charges and premium taxes.

YIELD PERFORMANCE INFORMATION

We may advertise Yield Performance, at a given point in time. A Division's yield is one way of showing the rate of income the Division is earning as a percentage of the Division's Purchase Unit Value.

NORTH AMERICAN--AG MONEY MARKET DIVISION

We may advertise the North American--AG Money Market Division's Current Yield and Effective Yield.

The Current Yield refers to the income produced by an investment in the North American--AG Money Market Division over a given 7-day period. The Current Yield does not take into account surrender charges or premium taxes. The income produced over a 7 day period is then "annualized." This means we are assuming the amount of income produced during the 7-day period will continue to be produced each week for an entire year. The annualized amount is shown as a percentage of the investment.

The Effective Yield is calculated in a manner similar to the Current Yield. But, when the yield is annualized the income earned is assumed to be reinvested. The compounding effect will cause the Effective Yield to be higher than the Current Yield.

DIVISIONS OTHER THAN THE NORTH AMERICAN--AG MONEY MARKET FUND DIVISION

We may advertise the standardized yield performance for each Division other than the North American -- AG Money Market Division. The yield for each Division will be determined as follows:

  - We will subtract the account maintenance fee from the average daily net investment income per Purchase Unit;

  - We will divide the remainder by the Purchase Unit Value on the last day of the period; and

  - We will annualize the result.

OTHER CONTRACT FEATURES
--------------------------------------------------------------------------------

CHANGE OF BENEFICIARY

The Beneficiary (if not irrevocable) may usually be changed at any time.

The right to name or change a Beneficiary may be subject to approval by the spouse. Also, the right to name a Beneficiary other than the spouse may be subject to certain tax laws and regulations.

If the Owner dies, and there is no Beneficiary, any death benefit will be payable to the Owner's estate.

If a Beneficiary dies while receiving payments, and there is no co-Beneficiary to continue to receive payments, any amount still due will be paid to the Beneficiary's estate.

CANCELLATION -- THE 10 DAY "FREE LOOK"

You may cancel the Contract by returning it to the Company within 10 days after delivery. A longer period will be allowed if required under state law. A refund will be made to you within 7 days after receipt of the Contract within the required period. The refund amount will be your Purchase Payments, adjusted to reflect (1) investment experience and (2) any Fees and Charges which have been deducted. See the

--------------------------------------------------------------------------------

"Purchase Period -- Right to Return" section in this prospectus.

WE RESERVE CERTAIN RIGHTS

We reserve the right to:

  - amend the Contract to conform with substitutions of investments;

  - amend the Contract to comply with tax or other laws;

  - operate A.G. Separate Account A as a management investment company under the 1940 Act, in consideration of an investment management fee or in any other form permitted by law;

  - deregister A.G. Separate Account A under the 1940 Act, if registration is no longer required;

  - reflect a change in A.G. Separate Account A or any Division;

  - create new separate accounts;

  - transfer any assets in any Division to another Division, or to one or more separate accounts, or to the One Year Fixed Account;

  - add, combine or remove Divisions in A.G. Separate Account A, or combine A.G. Separate Account A with another separate account;

  - add additional Fixed Account Options;

  - make any new Division available to you on a basis we determine;

  - change the way in which certain fees are calculated and deducted, without changing the amount of the fee itself;

  - commence deducting premium taxes or adjust the amount of premium taxes deducted in accordance with state law that applies; or

  - make any changes required to comply with the rules of any Fund.

When required by law, we will obtain (1) your approval of changes and (2) the approval of any appropriate regulatory authority.

DEFERRING PAYMENTS

We reserve the right to defer payment of any surrender, payout payment, or death proceeds out of the Account Value if:

  - the New York Stock Exchange is closed other than customary weekend and holiday closings, or trading on the New York Stock Exchange is restricted as determined by the SEC;

  - the SEC determines that an emergency exists, as a result of which disposal of securities held in a Division is not reasonably practicable or it is not reasonably practicable to fairly determine the Account Value; or

  - the SEC by order permits the delay for the protection of Contract Owners.

We may also postpone transfers and allocations of Account Value under these circumstances.

VOTING RIGHTS
--------------------------------------------------------------------------------

As discussed in the "About A.G. Separate Account A" section of this prospectus, A.G. Separate Account A holds on your behalf shares of the Funds which comprise the Variable Account Options. From time to time the Funds are required to hold a shareholder meeting to obtain approval from their shareholders for certain matters. As a Contract Owner, you may be entitled to give voting instructions to us as to how A.G. Separate Account A should vote its Fund shares on these matters. Those persons entitled to give voting instructions will be determined before the shareholders meeting is held. For more information about these shareholder meetings and when they may be held, see the Funds' prospectuses.

WHO MAY GIVE VOTING INSTRUCTIONS

In most cases during the Purchase Period, you will have the right to give voting instructions for the shareholder meetings. Contract Owners will instruct A.G. Separate Account A in accordance with these instructions. You will receive proxy material and a form on which voting instructions may be given before the shareholder meeting is held.

You will not have the right to give voting instructions if the Contract was issued in connection with a nonqualified and unfunded deferred compensation plan.

CONTRACT OWNER -- the person
entitled to the ownership rights
as stated in this prospectus.

A.G. SEPARATE
ACCOUNT A -- a segregated
asset account established by
the Company under the Texas
Insurance Code. The purpose
of A.G. Separate Account A
is to receive and invest your
Purchase Payments and
Account Value in the Variable
Account Options you have
selected.

--------------------------------------------------------------------------------

DETERMINATION OF FUND SHARES
ATTRIBUTABLE TO YOUR ACCOUNT

During Purchase Period

The number of Fund shares attributable to your account will be determined on the basis of the Purchase Units credited to your account on the record date set for the Fund shareholder meeting.

During Payout Period or after a Death
Benefit Has Been Paid

The number of Fund shares attributable to your account will be based on the liability for future variable annuity payments to your payees on the record date set for the Fund shareholder meeting.

HOW FUND SHARES ARE VOTED

The Funds which comprise the Variable Account Options in the Contract may have a number of shareholders including A.G. Separate Account A, the Company, and other affiliated and unaffiliated insurance company separate accounts.

A.G. Separate Account A will vote all of the shares of the Funds it holds based on, and in the same proportion as, the instructions given by all the Contract Owners invested in that Fund entitled to give instructions at that shareholder meeting. A.G. Separate Account A will vote the shares of the Funds it holds for which it receives no voting instruction in the same proportion as the shares for which voting instructions have been received.

The Company will vote the shares of the Funds it holds based on, and in the same proportion as, the voting instructions received from Contract Owners.

In the future, we may decide how to vote the shares of the Company or A.G. Separate Account A in a different manner if permitted at that time under federal securities law.

FEDERAL TAX MATTERS
--------------------------------------------------------------------------------

The Contract provides tax-deferred accumulation over time, but is subject to federal income and excise taxes, mentioned briefly below. You should refer to the Statement of Additional Information for further details. Section references are to the Internal Revenue Code ("Code"). We do not attempt to describe any potential estate or gift tax, or any applicable state, local or foreign tax law other than possible premium taxes mentioned under the "Premium Tax Charge"
section in this prospectus. Remember that future legislation could modify the rules discussed below, and always consult your personal tax adviser regarding how the current rules apply to your specific situation.

TYPE OF PLANS


Tax rules vary, depending on whether the Contract is offered under your employer's tax-qualified retirement program or a Section 408(b) IRA or is instead a nonqualified Contract. The Contract is used under the following types of retirement arrangements:


  - Section 403(b) annuities for employees of public schools and Section 501(c)(3) tax-exempt organizations;

  - Section 408(b) individual retirement annuities.

The foregoing Contracts are "Qualified Contracts." Certain series of the Contract may also be available through a nondeductible Section 408A "Roth" individual retirement annuity.

Note that the specific terms of the governing employer plan may limit rights and options otherwise available under a Contract.

In addition, the Contract is also available through "Non-Qualified Contracts." Such Non-Qualified Contracts generally include unfunded, nonqualified deferred compensation plans of corporate employers, as well as individual annuity contracts issued to individuals outside of the context of any formal employer or employee retirement plan or arrangement. Non-Qualified Contracts generally may invest only in mutual funds that are not available to the general public outside of annuity contracts or life insurance contracts.

TAX CONSEQUENCES IN GENERAL

Purchase Payments, distributions, withdrawals, transfers and surrender of a Contract can each have a tax effect, which varies with the governing retirement arrangement. Please refer to the detailed explanation in the Statement of Additional Information, the documents (if any) controlling the retirement arrangement through

--------------------------------------------------------------------------------

which the contract is offered, and your personal tax adviser.

Purchase Payments under the Contract can be made as contributions by employers, or as pre-tax or after-tax contributions by employees, depending on the type of retirement program. After-tax employee contributions constitute "investment in the Contract." All Qualified Contracts receive deferral of tax on the inside build-up of earnings on invested Purchase Payments, until a distribution occurs. See the Statement of Additional Information for special rules, including those applicable to taxable, non-natural owners of Non-Qualified Contracts.


Transfers among investment options within a variable annuity contract generally are not taxed at the time of such a transfer. However, in 1986 the Internal Revenue Service ("IRS") indicated that limitations might be imposed with respect to either the number of investment options available within a contract, or the frequency of transfers between investment options, or both, in order for the contract to be treated as an annuity contract for federal income tax purposes. If imposed, such limitations could be applied to qualified contracts as well as nonqualified contracts, and the Company can provide no assurance that such limitations would not be imposed on a retroactive basis to contracts issued under this prospectus. However, the Company has no present indication that the IRS intends to impose such limitations, or what the terms or scope of those limitations might be.



Distributions are taxed differently depending on the program through which the Contract is offered and the previous tax characterization of the contributions to which the distribution relates. Generally, the portion of a distribution that is not considered a return of investment in the Contract is subject to federal income tax. For annuity payments, the investment in the contract is recovered ratably over the expected payout period. Special recovery rules might apply in certain situations.



Amounts subject to federal income tax may also incur an excise tax under the circumstances described in the Statement of Additional Information. Generally, distributions would also be subject to some form of federal income tax withholding unless rolled into another tax-deferred vehicle. Required withholding will vary according to type of program, type of payment and your tax status. In addition, amounts received under all Contracts may be subject to state income tax withholding requirements.


Investment earnings on contributions to Non-Qualified Contracts that are not owned by natural persons will be taxed currently to the owner, and such contracts will not be treated as annuities for federal income tax purposes.

EFFECT OF TAX-DEFERRED ACCUMULATIONS

The chart below compares the results from Premium Payments made to:

  - The Contract issued to a tax-favored retirement program purchased with pre-tax premium payments;

  - A non-qualified Contract purchased with after-tax Premium Payments and;

  - Conventional savings vehicles such as savings accounts.

                        THE POWER OF TAX-DEFERRED GROWTH

                                  [BAR GRAPH]


This hypothetical chart compares the results of (1) contributing $100 per month to a conventional, non-tax-deferred plan, (2) contributing $100 to a nonqualified, tax-deferred annuity, and (3) contributing $100 per month ($138.89 since contributions are made before tax) to a tax-deferred plan such as a 403(b) annuity. The chart assumes a 28% income tax rate and an 8% fixed rate of return. Variable options incur mortality and expense risk fee and administration fee charges and may also incur account maintenance fees and surrender charges. The chart does not reflect the deduction of any such fees. An additional 10% tax penalty may apply to withdrawals before age 59 1/2. This information is for illustrative purposes only and is not a guarantee of future return.


Unlike savings accounts, Premium Payments made to tax-favored retirement programs and Non-Qualified Contracts generally provide tax-deferred treatment of earnings. In addition, Premium Payments made to tax-favored retirement programs ordinarily are not subject to income tax until withdrawn. As shown above, investing in a tax-favored program increases the accumulation power of savings over time. The more taxes saved and reinvested in the program,

--------------------------------------------------------------------------------

the more the accumulation power effectively grows over the years.


To further illustrate the advantages of tax-deferred savings using a 28% federal income tax bracket, and an annual fixed yield (BEFORE THE DEDUCTION OF ANY FEES OR CHARGES) of 8% under a tax-favored retirement program in which tax savings were reinvested, the tax deferred rate of return has an equivalent after-tax annual fixed yield of 5.76% under a conventional savings program. THE 8% YIELD ON THE TAX-FAVORED PROGRAM WILL BE REDUCED BY THE IMPACT OF INCOME TAXES UPON WITHDRAWAL. The yield will vary depending upon the timing of withdrawals. The previous chart represents (without factoring in fees and charges) after-tax amounts that would be received.


By taking into account the current deferral of taxes, contributions to tax-favored retirement programs increase the amount available for savings by decreasing the relative current out-of-pocket cost (referring to the effect on annual net take-home pay) of the investment. The chart below illustrates this principle by comparing a pre-tax contribution to a tax-favored retirement plan with an after-tax contribution to a conventional savings account:

                              PAYCHECK COMPARISON

                            TAX-FAVORED        CONVENTIONAL
                            RETIREMENT           SAVINGS
                              PROGRAM            ACCOUNT
                            -----------        ------------
Annual amount available
  for savings before
  federal taxes.........      $2,000              $2,000
Current federal income
  tax due on Purchase
  Payments..............           0                (560)
Net retirement
  contribution Purchase
  Payments..............      $2,000              $1,440


This chart assumes a 28% federal income tax rate. The $560 that is paid toward current federal income taxes reduces the actual amount saved in the conventional savings account to $1,440 while the full $2,000 is contributed to the tax-qualified program, subject to being taxed upon withdrawal. Stated otherwise, to reach an annual retirement savings goal of $2,000, the contribution to a tax-qualified retirement program results in a current out-of-pocket expense of $1,440 while the contribution to a conventional savings account requires the full $2,000 out-of-pocket expense. The tax-qualified retirement program represented in this chart is a plan type, such as one under Section 403(b) of the Code which allows participants to exclude contributions, within defined limits, from gross income.

Please tear off, complete and return the form below to the Annuity Service Center at the address shown on the inside back cover of this Prospectus. A Statement of Additional Information may also be ordered by calling 1-800-424-4990.

 ................................................................................

                                 THE CONTRACTS

Please send me a free copy of the Statement of Additional Information for the Contract.

                             (Please Print or Type)

--------------------------------------------------------------------------------


   Name:                                                  Policy #
   Address:
   Social Security Number:
-------------------------------------------------------------------------------------------------------------

                      (This page intentionally left blank)

                CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION


                                                   PAGE
                                                   ----
GENERAL INFORMATION..............................    4
    THE COMPANY..................................    4
    MARKETING INFORMATION........................    4
    ENDORSEMENTS AND PUBLISHED RATINGS...........    4
TYPES OF VARIABLE ANNUITY CONTRACTS..............    6
VARIABLE ANNUITY CONTRACT GENERAL PROVISIONS.....    6
FEDERAL TAX MATTERS..............................    7
    Tax Consequences of Purchase Payments........    7
    Tax Consequences of Distributions............   10
    Special Tax Consequences -- Early
       Distribution..............................   11
    Special Tax Consequences -- Required
       Distributions.............................   12
    Tax-Free Rollovers, Transfers and
       Exchanges.................................   13
EXCHANGE PRIVILEGE...............................   14
    Information Which May Be Applicable To Any
       Exchange..................................   14
CALCULATION OF SURRENDER CHARGE..................   14
    Illustration of Surrender Charge on Total
       Surrender.................................   15
    Illustration of Surrender Charge on a 10%
       Partial Surrender Followed by a Full
       Surrender.................................   15
CALCULATION OF MVA OPTION........................   16
PURCHASE UNIT VALUE..............................   17
    Illustration of Calculation of Purchase Unit
       Value.....................................   17
    Illustration of Purchase of Purchase Units...   18
PERFORMANCE CALCULATIONS.........................   18



                                                   PAGE
                                                   ----
    Illustration of Calculation of Current Yield
       for North American -- AG Money Market Fund
       Division..................................   18
    Calculation of Current Yield for the North
       American -- AG Money Market Fund
       Division..................................   18
    Illustration of Calculation of Effective
       Yield for North American -- AG Money
       Market Fund Division......................   18
    Calculation of Effective Yield for the North
       American -- AG Money Market Fund
       Division..................................   19
    Illustration of Calculation of Standardized
       Yield for Bond Fund Divisions.............   19
    Calculation of Average Annual Total Return...   19
PERFORMANCE COMPARISONS..........................   26
PAYOUT PAYMENTS..................................   28
    Assumed Investment Rate......................   28
    Amount of Payout Payments....................   28
    Payout Unit Value............................   29
    Illustration of Calculation of Payout Unit
       Value.....................................   30
    Illustration of Payout Payments..............   30
GUARANTEED MINIMUM INCOME BENEFIT................   30
DISTRIBUTION OF VARIABLE ANNUITY CONTRACTS.......   31
EXPERTS..........................................   32
COMMENTS ON FINANCIAL STATEMENTS.................   32

APPENDIX I -- SELECTED PURCHASE UNIT DATA

--------------------------------------------------------------------------------

                                                                          NORTH           NORTH           NORTH
                                           AIM V.I.                   AMERICAN--AG    AMERICAN--AG    AMERICAN--AG        NORTH
                                           CAPITAL       AIM V.I.      GOVERNMENT      GROWTH AND     INTERNATIONAL   AMERICAN--AG
                                         APPRECIATION   DIVERSIFIED    SECURITIES        INCOME         EQUITIES          MONEY
                                             FUND       INCOME FUND       FUND            FUND            FUND         MARKET FUND
                                          DIVISION 8    DIVISION 9    DIVISION 4(3)   DIVISION 1(3)   DIVISION 2(3)   DIVISION 6(3)
                                          ----------    ----------    -------------   -------------   -------------   -------------
PURCHASE UNITS WITHOUT THE CHARGE FOR
 AN OPTIONAL DEATH BENEFIT OPTION(1):
December 31, 2000
 Purchase Units in Force                     533,262       273,246      1,372,638       1,262,262         399,335         233,714
 Purchase Unit Values                     $13.936476    $ 9.564546     $12.768713      $15.833526      $12.080144      $12.181997
December 31, 1999
 Purchase Units in Force                     263,916       143,977      1,390,591       1,317,110         405,200         367,475
 Purchase Unit Values                     $15.864035    $ 9.633038     $11.469704      $18.013764      $14.814118      $11.654338
December 23, 1999
 Purchase Units in Force                          --            --      1,415,677       1,309,712         407,306         386,087
 Purchase Unit Values(2)                          --            --     $11.471379      $17.601477      $14.268432      $11.639810
December 31, 1998
 Purchase Units in Force                       2,550         2,249             --              --              --              --
 Purchase Unit Value                      $11.125468    $ 9.960883             --              --              --              --
November 23, 1998
 Purchase Units in Force                          --            --             --              --              --              --
 Purchase Unit Values(2)                  $ 9.996230    $ 9.878091             --              --              --              --
PURCHASE UNITS WITH THE CHARGE FOR
 ENHANCED DEATH BENEFIT OPTION(1):
December 31, 2000
 Purchase Units in Force                      16,701         8,334        107,604         110,404          41,164          40,520
 Purchase Unit Values                     $12.554226    $ 9.686158     $12.693222      $15.739968      $12.008717      $12.109992
December 31, 1999
 Purchase Units in Force                      14,174         8,261        120,782         134,453          37,660          19,385
 Purchase Unit Values                     $14.297796    $ 9.760387     $11.407577      $17.916247      $14.733875      $11.591218
December 23, 1999
 Purchase Units in Force                          --            --        124,339         129,764          37,654          29,098
 Purchase Unit Values(2)                          --            --     $11.409383      $17.506407      $14.191319      $11.576909
December 31, 1998
 Purchase Units in Force                          --           546             --              --              --              --
 Purchase Unit Value                              --    $10.098556             --              --              --              --
November 23, 1998
 Purchase Units in Force                          --            --             --              --              --              --
 Purchase Unit Values(2)                  $ 9.996709    $ 9.878405             --              --              --              --
PURCHASE UNITS WITH THE CHARGE FOR
 ANNUAL STEP-UP DEATH BENEFIT
 OPTION(1):
December 31, 2000
 Purchase Units in Force                     111,133        46,872        120,979         191,338          27,229          23,302
 Purchase Unit Values                     $12.354175    $ 9.581624     $11.411287      $10.343942      $ 9.311229      $10.987120
December 31, 1999
 Purchase Units in Force                      49,308        23,274        116,793         188,391          23,149          35,804
 Purchase Unit Values                     $14.077551    $ 9.660243     $10.261000      $11.780478      $11.430398      $10.522117
December 23, 1999
 Purchase Units in Force                          --            --        116,983         188,635          22,744          24,150
 Purchase Unit Values(2)                          --            --     $10.262751      $11.511137      $11.009624      $10.509258
December 31, 1998
 Purchase Units in Force                          --           236             --              --              --              --
 Purchase Unit Value                              --    $ 9.998064             --              --              --              --
November 23, 1998
 Purchase Units in Force                          --            --             --              --              --              --
 Purchase Unit Values(2)                  $ 9.070215    $ 9.923888             --              --              --              --


                                             NORTH
                                         AMERICAN--AG        OCCAT
                                          STOCK INDEX       MANAGED
                                             FUND          PORTFOLIO
                                         DIVISION 5(3)   DIVISION 3(3)
                                         -------------   -------------
PURCHASE UNITS WITHOUT THE CHARGE FOR
 AN OPTIONAL DEATH BENEFIT OPTION(1):
December 31, 2000
 Purchase Units in Force                     923,386       1,547,167
 Purchase Unit Values                     $19.167985      $$17.567774
December 31, 1999
 Purchase Units in Force                     948,596       1,795,075
 Purchase Unit Values                     $21.444540      $16.234116
December 23, 1999
 Purchase Units in Force                     943,866       1,800,114
 Purchase Unit Values(2)                  $20.968493      $16.038861
December 31, 1998
 Purchase Units in Force                          --              --
 Purchase Unit Value                              --              --
November 23, 1998
 Purchase Units in Force                          --              --
 Purchase Unit Values(2)                          --              --
PURCHASE UNITS WITH THE CHARGE FOR
 ENHANCED DEATH BENEFIT OPTION(1):
December 31, 2000
 Purchase Units in Force                      68,981         132,411
 Purchase Unit Values                     $19.054744      $17.463964
December 31, 1999
 Purchase Units in Force                      74,328         153,924
 Purchase Unit Values                     $21.328466      $16.146220
December 23, 1999
 Purchase Units in Force                      74,132         153,802
 Purchase Unit Values(2)                  $20.855252      $15.952220
December 31, 1998
 Purchase Units in Force                          --              --
 Purchase Unit Value                              --              --
November 23, 1998
 Purchase Units in Force                          --              --
 Purchase Unit Values(2)                          --              --
PURCHASE UNITS WITH THE CHARGE FOR
 ANNUAL STEP-UP DEATH BENEFIT
 OPTION(1):
December 31, 2000
 Purchase Units in Force                     144,594         121,121
 Purchase Unit Values                     $10.716226      $10.764003
December 31, 1999
 Purchase Units in Force                      93,705         124,376
 Purchase Unit Values                     $12.001403      $ 9.957164
December 23, 1999
 Purchase Units in Force                      93,182         124,007
 Purchase Unit Values(2)                  $11.735273      $ 9.837648
December 31, 1998
 Purchase Units in Force                          --              --
 Purchase Unit Value                              --              --
November 23, 1998
 Purchase Units in Force                          --              --
 Purchase Unit Values(2)                          --              --

------------

(1) Three sets of Selected Purchase Unit Values have been shown above. The first set of Purchase Unit information does not include the Optional Enhanced Death Benefit Charge or the Annual Step-Up Death Benefit Charge you would incur if you choose the Optional Enhanced Death Benefit or the Optional Annual Step-Up Death Benefit. The second set of Purchase Unit information includes the Optional Enhance Death Benefit Charge you would incur if you choose the Optional Enhanced Death Benefit. The third set of Purchase Unit information includes the Annual Step-Up Death Benefit Charge you would incur if you choose the Optional Annual Step-Up Death Benefit.

(2) Purchase Unit Value At Date Of Inception.

(3) On December 23, 1999, the mutual funds which Divisions 1-7 of A.G. Separate Account A invested were replaced by seven similar substitute mutual funds. Accordingly, the Selected Purchase Unit Data for Divisions 1-7 is shown for the period of December 23, 1999 through December 31, 1999 and is based on the new purchase unit values of Divisions 1-7 which were calculated on December 23, 1999. Additionally, we now identify December 23, 1999 as the inception date for Divisions 1-7. See the "About A.G. Separate Account A"
    section in this prospectus.

--------------------------------------------------------------------------------

                                                               TEMPLETON                       VAN KAMPEN LIT
OPPENHEIMER                    OPPENHEIMER     OPPENHEIMER     DEVELOPING       TEMPLETON         EMERGING
  CAPITAL      OPPENHEIMER     MAIN STREET      SMALL CAP        MARKET       INTERNATIONAL        GROWTH
APPRECIATION   HIGH INCOME   GROWTH & INCOME     GROWTH        SECURITIES       SECURITIES       PORTFOLIO-
  FUND/VA        FUND/VA         FUND/VA         FUND/VA     FUND- CLASS 2    FUND- CLASS 2    CLASS I SHARES
DIVISION 10    DIVISION 12     DIVISION 11     DIVISION 13   DIVISION 14(4)   DIVISION 15(5)   DIVISION 7(3)
-----------    -----------     -----------     -----------   --------------   --------------   -------------
    628,004       203,317       1,145,141         244,322          86,818          189,296          887,930
 $14.533612    $ 9.772488      $11.333272      $12.951803      $10.185647       $11.906797       $31.886738
    318,642       125,894         562,532          94,772          46,150           88,398          814,202
 $14.772926    $10.295545      $12.598916      $16.084962      $15.200206       $12.368821       $35.992433
         --            --              --              --              --               --          809,405
         --            --              --              --              --               --       $34.299260
      1,662         1,792           6,629           2,973              --              360               --
 $10.576647    $10.012380      $10.498635      $11.130512      $10.095498       $10.179276               --
         --            --              --              --              --               --               --
 $ 9.572666    $ 9.936320      $10.011219      $10.078913      $10.229227       $10.090657               --
     33,221        13,341          49,692           9,708           2,408            7,975           73,747
 $13.581430    $ 9.761224      $11.689621      $12.936878      $10.026813       $11.970820       $31.698318
     22,670        12,015          30,780           9,066             906            4,793           77,568
 $13.811947    $10.288808      $13.001536      $16.074463      $14.970651       $12.441523       $35.797601
         --            --              --              --              --               --           78,423
         --            --              --              --              --               --       $34.114010
         --            22             793               4              --               --               --
         --    $10.011761      $10.840562      $11.129835              --               --               --
         --            --              --              --              --               --               --
 $ 9.572967    $ 9.936797      $10.011540      $10.079402      $10.229873       $10.091268               --
     79,043        57,513         194,453          53,972          31,259           41,322           91,649
 $14.791781    $ 9.665523      $10.391735      $11.684016      $ 8.061781       $11.315615       $20.801045
     38,283        33,529          97,957          14,582           5,121            9,687           69,893
 $15.050945    $10.193421      $11.564221      $14.525577      $12.043240       $11.766892       $23.503735
         --            --              --              --              --               --           69,525
         --            --              --              --              --               --       $22.398611
        219            --              --              --              --               --               --
 $10.785446            --              --              --              --               --               --
         --            --              --              --              --               --               --
 $ 9.991869    $ 9.883769      $ 9.335061      $ 9.258150      $ 8.254617       $ 9.741088               --

------------


(3) On December 23, 1999, the mutual funds in which Divisions 1-7 of A.G. Separate Account A invested were replaced by seven similar substitute mutual funds. Accordingly, the Selected Purchase Unit Data for Divisions 1-7 is shown for the period of December 23, 1999 through December 31, 1999 and is based on the new purchase unit values of Divisions 1-7 which were calculated on December 23, 1999. Additionally, we now identify December 23, 1999 as the inception date for Divisions 1-7. See the "About A.G. Separate Account A"
    section in this prospectus.


(4) Effective May 1, 2000 the Templeton Developing Markets Fund merged with the Templeton Developing Markets Equity Fund. At the same time as the merger, the Templeton Developing Markets Fund changed its name to the Templeton Developing Markets Securities Fund. Accordingly, the Templeton Developing Markets Fund Division 14 was renamed the Templeton Developing Markets Securities Fund Division 14. The Selected Purchase Unit Data for the Division through December 31, 1999, reflects units of the Templeton Developing Markets Fund Division 14.

(5) Effective May 1, 2000 the Templeton International Fund merged with the Templeton International Equity Fund. At the same time as the merger, the Templeton International Fund changed its name to the Templeton International Securities Fund. Accordingly, the Templeton International Fund Division 15 was renamed the Templeton International Securities Fund Division 15. The Selected Purchase Unit Data for the Division through December 31, 1999, reflects units of the Templeton International Fund Division 15.

Financial statements of A.G. Separate Account A are included in the Statement of Additional Information, which is available upon request. Purchase units shown are for a Purchase Unit outstanding throughout the year under a representative contract of the type invested in each column shown. The unit value of each Division of A.G. Separate Account A will not be the same on any given day as the net asset value per share of the underlying Fund described in this prospectus in which that Division invests. This is because each unit value consists of the underlying Fund share's net asset value minus the charges by A.G. Separate Account A. In addition, dividends declared by the underlying Fund are reinvested by the Division in additional shares. These distributions have the effect of reducing the value of each share of the Fund and increasing the number of Fund shares outstanding. However, the total cash value in A.G. Separate Account A does not change as a result of such distributions.

--------------------------------------------------------------------------------

                                                              JANUS ASPEN                             NORTH            NORTH
                                        JANUS ASPEN          INTERNATIONAL     MFS VIT CAPITAL    AMERICAN--AG      AMERICAN--AG
                                      GROWTH PORTFOLIO      GROWTH PORTFOLIO    OPPORTUNITIES    HIGH YIELD BOND   STRATEGIC BOND
                                      --SERVICE SHARES      --SERVICE SHARE        SERIES             FUND              FUND
                                        DIVISION 16           DIVISION 17        DIVISION 18       DIVISION 19      DIVISION 20
                                        -----------           -----------        -----------       -----------      -----------
PURCHASE UNITS WITHOUT THE CHARGE
 FOR AN OPTIONAL DEATH BENEFIT
 OPTION(1):
December 31, 2000
 Purchase Units in Force                      3,868                 2,615             2,914               617               104
 Purchase Unit Values                    $ 8.980954            $ 9.340737        $ 9.544203        $ 9.622852        $10.032449
November 15, 2000
 Purchase Units in Force                         --                    --                --                --                --
 Purchase Unit Values(2)                 $10.000000            $10.000000        $10.000000        $10.000000        $10.000000
PURCHASE UNITS WITH THE CHARGE FOR
 ENHANCED DEATH BENEFIT OPTION(1):
December 31, 2000
 Purchase Units in Force                         --                    --                --                --                --
 Purchase Unit Values                            --                    --                --                --                --
November 15, 2000
 Purchase Units in Force                         --                    --                --                --                --
 Purchase Unit Values(2)                 $10.000000            $10.000000        $10.000000        $10.000000        $10.000000
PURCHASE UNITS WITH THE CHARGE FOR
 STEP-UP DEATH BENEFIT OPTION(1):
December 31, 2000
 Purchase Units in Force                      2,228                    53                --                --                --
 Purchase Unit Values                    $ 8.979797            $ 9.339541                --                --                --
November 15, 2000
 Purchase Units in Force                         --                    --                --                --                --
 Purchase Unit Values(2)                 $10.000000            $10.000000        $10.000000        $10.000000        $10.000000

                                NORTH AMERICAN--      NORTH AMERICAN--   NORTH AMERICAN--
                                NEUBERGER BERMAN           PUTNAM         T. ROWE PRICE     PUTNAM VT GLOBAL       PUTNAM VT
                                  MIDCAP VALUE         OPPORTUNITIES        SCIENCE &         GROWTH FUND-     VOYAGER FUND II --
                                      FUND                  FUND         TECHNOLOGY FUND    CLASS IB SHARES     CLASS IB SHARES
                                  DIVISION 21           DIVISION 22        DIVISION 23        DIVISION 24         DIVISION 25
                                  -----------           -----------        -----------        -----------         -----------
PURCHASE UNITS WITHOUT THE
 CHARGE FOR AN OPTIONAL DEATH
 BENEFIT OPTION(1):
December 31, 2000
 Purchase Units in Force                3,425                 1,179              3,332                 --               3,919
 Purchase Unit Values              $10.719129            $ 8.639205         $ 8.163949                 --          $ 8.412542
November 15, 2000
 Purchase Units in Force                   --                    --                 --                 --                  --
 Purchase Unit Values(2)           $10.000000            $10.000000         $10.000000         $10.000000          $10.000000
PURCHASE UNITS WITH THE CHARGE
 FOR ENHANCED DEATH BENEFIT
 OPTION(1):
December 31, 2000
 Purchase Units in Force                   --                    --                 --                 --                  --
 Purchase Unit Values                      --                    --                 --                 --                  --
November 15, 2000
 Purchase Units in Force                   --                    --                 --                 --                  --
 Purchase Unit Values(2)           $10.000000            $10.000000         $10.000000         $10.000000          $10.000000
PURCHASE UNITS WITH THE CHARGE
 FOR STEP-UP DEATH BENEFIT
 OPTION(1):
December 31, 2000
 Purchase Units in Force                   --                    --                 --                318                  --
 Purchase Unit Values                      --                    --                 --         $ 9.052035                  --
November 15, 2000
 Purchase Units in Force                   --                    --                 --                 --                  --
 Purchase Unit Values(2)           $10.000000            $10.000000         $10.000000         $10.000000          $10.000000

------------

(1) Three sets of Selected Purchase Unit Values have been shown above. The first set of Purchase Unit information does not include the Optional Enhanced Death Benefit Charge or the Annual Step-Up Death Benefit Charge you would incur if you choose the Optional Enhanced Death Benefit or the Optional Annual Step-Up Death Benefit. The second set of Purchase Unit information includes the Optional Enhance Death Benefit Charge you would incur if you choose the Optional Enhanced Death Benefit. The third set of Purchase Unit information includes the Annual Step-Up Death Benefit Charge you would incur if you choose the Optional Annual Step-Up Death Benefit.

(2) Purchase Unit Value At Date Of Inception.

Financial statements of A.G. Separate Account A are included in the Statement of Additional Information, which is available upon request. Purchase units shown are for a Purchase Unit outstanding throughout the year under a representative contract of the type invested in each column shown. The unit value of each Division of A.G. Separate Account A will not be the same on any given day as the net asset value per share of the underlying Fund described in this prospectus in which that Division invests. This is because each unit value consists of the underlying Fund share's net asset value minus the charges by A.G. Separate Account A. In addition, dividends declared by the underlying Fund are reinvested by the Division in additional shares. These distributions have the effect of reducing the value of each share of the Fund and increasing the number of Fund shares outstanding. However, the total cash value in A.G. Separate Account A does not change as a result of such distributions.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                 FOR ADDITIONAL INFORMATION ABOUT THE CONTRACTS
                      CONTACT THE ANNUITY SERVICE CENTER:
                               205 E. 10TH AVENUE
                             AMARILLO, TEXAS 79101
                                 1-800-424-4990

                      PURCHASE PAYMENTS SHOULD BE SENT TO:
                   AMERICAN GENERAL ANNUITY INSURANCE COMPANY
                                 P.O. BOX 5429
                    BOSTON, MA 02206-5429 (IF SENT BY MAIL)

                                       OR

                      STATE STREET BANK AND TRUST COMPANY
                             ATTENTION LOCK BOX A3W
                              1776 HERITAGE DRIVE
             NORTH QUINCY, MA 02171 (IF SENT BY OVERNIGHT DELIVERY)

                   AMERICAN GENERAL ANNUITY INSURANCE COMPANY
                    2929 ALLEN PARKWAY, HOUSTON, TEXAS 77019
                                 1-800-424-4990
                FOR UNIT VALUE INFORMATION CALL: 1-800-424-4990
             FOR ASSET TRANSFERS BY TELEPHONE CALL: 1-800-424-4990
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

[AMERICAN GENERAL FINANCIAL GROUP LOGO]

                                                                     [FDIC LOGO]
                                                                     [BANK LOGO]

           AMERICAN GENERAL ANNUITY INSURANCE COMPANY
MEMBER AMERICAN GENERAL FINANCIAL GROUP
2929 ALLEN PARKWAY, HOUSTON TX 77019
ELITEPLUS(R) BONUS VARIABLE ANNUITY
                                                                             [IMSA LOGO]
Contract Form Number VA 61-94
Issued by American General Annuity Insurance Company

        ElitePlus(R) Bonus Variable Annuity is distributed by American General Distributors, Inc., member NASD and member American General Financial Group. American General Distributors, Inc., is known in Florida and Illinois as American General Financial Distributors of Florida, Inc., and American General Financial Distributors of Illinois, Inc., respectively.

        American General Financial Group(SM) is the marketing name for American General Corporation and its subsidiaries. The underwriting risks, financial obligations and support functions associated with the products issued by the above-listed life insurance company are solely its responsibility. The above-listed life insurance company is responsible for its own financial condition and contractual obligations. American General Corporation has no responsibility for the financial condition or contractual obligations of this life insurance company.

                                                             VA 13108 VER 5/2001

[AMERICAN GENERAL FINANCIAL GROUP LOGO]

                                                                            LOGO

AMERICAN GENERAL ANNUITY INSURANCE COMPANY
MEMBER AMERICAN GENERAL FINANCIAL GROUP
2929 ALLEN PARKWAY, HOUSTON, TX 77019
ASSOCIATED LIFESTAGE VARIABLE ANNUITY
                                                                             [IMSA LOGO]
Contract Form Number VA 61-94
Issued by American General Annuity Insurance Company

Associated LifeStage Variable Annuity is distributed by American General Distributors, Inc., member NASD and member American General Financial Group. American General Distributors, Inc., is known in Florida and Illinois as American General Financial Distributors of Florida, Inc., and American General Financial Distributors of Illinois, Inc., respectively.

American General Financial Group(SM) is the marketing name for American General Corporation and its subsidiaries. The underwriting risks, financial obligations and support functions associated with the products issued by the above-listed life insurance company are solely its responsibility. The above-listed life insurance company is responsible for its own financial condition and contractual obligations. American General Corporation has no responsibility for the financial condition or contractual obligations of this life insurance company.

                   AMERICAN GENERAL ANNUITY INSURANCE COMPANY

                             A.G. SEPARATE ACCOUNT A
                    UNITS OF INTEREST UNDER FLEXIBLE PREMIUM
            INDIVIDUAL FIXED AND VARIABLE DEFERRED ANNUITY CONTRACTS

                                   ----------

                       STATEMENT OF ADDITIONAL INFORMATION

                                   ----------


                                 FORM N-4 PART B
                               _________ ___, 2001



This Statement of Additional Information is not a prospectus but contains information in addition to that set forth in the prospectus for the Individual Flexible Premium Fixed and Variable Deferred Annuity Contracts dated_______ ___, 2001 ("Contracts") and should be read in conjunction with the prospectus. The terms used in this Statement of Additional Information have the same meaning as those set forth in the prospectus. A prospectus may be obtained by calling or writing American General Annuity Insurance Company ("Company"), at 205 E. 10th Avenue, Amarillo, Texas 79101; 1-800-424-4990. Prospectuses are also available from our registered sales representatives.

                 CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION





GENERAL INFORMATION...............................................................................................4
         THE COMPANY..............................................................................................4
         MARKETING INFORMATION....................................................................................4
         ENDORSEMENTS AND PUBLISHED RATINGS.......................................................................4

TYPES OF VARIABLE ANNUITY CONTRACTS...............................................................................6

VARIABLE ANNUITY CONTRACT GENERAL PROVISIONS......................................................................6

FEDERAL TAX MATTERS...............................................................................................7
         Tax Consequences of Purchase Payments....................................................................7
         Tax Consequences of Distributions.......................................................................10
         Special Tax Consequences -- Early Distribution..........................................................11
         Special Tax Consequences -- Required Distributions......................................................12
         Tax-Free Rollovers, Transfers and Exchanges.............................................................13

EXCHANGE PRIVILEGE...............................................................................................14
         Information Which May Be Applicable To Any Exchange.....................................................14

CALCULATION OF SURRENDER CHARGE..................................................................................14
         Illustration of Surrender Charge on Total Surrender.....................................................15
         Illustration of Surrender Charge on a 10% Partial Surrender Followed by a Full Surrender................15

CALCULATION OF MVA OPTION........................................................................................16

PURCHASE UNIT VALUE..............................................................................................17
         Illustration of Calculation of Purchase Unit Value......................................................17
         Illustration of Purchase of Purchase Units..............................................................18

PERFORMANCE CALCULATIONS.........................................................................................18
         Illustration of Calculation of Current Yield for North American--AG Money Market Fund Division..........18
         Calculation of Current Yield for the North American--AG Money Market Fund Division......................18
         Illustration of Calculation of Effective Yield for North American--AG Money Market Fund Division........18
         Calculation of Effective Yield for the North American--AG Money Market Fund Division....................19
         Illustration of Calculation of Standardized Yield for Bond Fund Divisions...............................19
         Calculation of Average Annual Total Return..............................................................19

PERFORMANCE COMPARISONS..........................................................................................26

PAYOUT PAYMENTS..................................................................................................28
         Assumed Investment Rate.................................................................................28
         Amount of Payout Payments...............................................................................28
         Payout Unit Value.......................................................................................29
         Illustration of Calculation of Payout Unit Value........................................................30
         Illustration of Payout Payments.........................................................................30

GUARANTEED MINIMUM INCOME BENEFIT................................................................................30

DISTRIBUTION OF VARIABLE ANNUITY CONTRACTS.......................................................................31

EXPERTS  ........................................................................................................32

COMMENTS ON FINANCIAL STATEMENTS.................................................................................32

                               GENERAL INFORMATION

THE COMPANY

         American General Annuity Insurance Company develops, markets, and issues annuity products through niche distribution channels. We market single-premium deferred annuities to the savings and retirement markets, flexible-premium deferred annuities to the tax-qualified retirement market, and single-premium immediate annuities to the structured settlement and retirement markets. The Company distributes its annuity products primarily through financial institutions, general agents and specialty brokers. As of December 31, 2000, the Company had over $22 billion in assets.

         The Company is licensed to do business in 47 states, Puerto Rico and the District of Columbia and is incorporated in the state of Texas. On February 25, 1998, the Company became an indirect, wholly-owned subsidiary of American General Corporation. On this date, the Company changed its name from Western National Life Insurance Company to American General Annuity Insurance Company. The Company serves as the custodian of, and provides general accounting services for, A.G. Separate Account A. The Company's executive offices are located at 2929 Allen Parkway, Houston, TX 77019.

MARKETING INFORMATION

         The Company may, from time-to-time, refer to itself in certain marketing materials as American General Annuity. The Company may, from time to time, refer to American General Financial Group. American General Financial Group is the marketing name for American General Corporation and its subsidiaries.

         The Company, in its marketing efforts, may refer from time-to-time to portfolio rebalancing and or asset allocation for certain Divisions of A.G. Separate Account A.

         The Company may, from time-to-time, compare the performance of the funds that serve as investment vehicles for the Contract to the performance of certain market indices. These indices are described in the "Performance Comparisons" Section of this Statement of Additional Information.

ENDORSEMENTS AND PUBLISHED RATINGS

         From time to time, the rating of the Company as an insurance company by
A. M. Best may be referred to in advertisements or in reports to Contract Owners. Each year the A. M. Best Company reviews the financial status of thousands of insurers, culminating in the assignment of Best's Ratings. These ratings reflect their current opinion of the relative financial strength and operating performance of an insurance company in comparison to the norms of the life/health insurance industry. Best's Ratings range from A++ to F.

         In addition, the claims-paying ability of the Company as measured by the Standard and Poor's Ratings Group may be referred to in advertisements or in reports to Contract Owners. A Standard and Poor's insurance claims-paying ability rating is an assessment of an operating insurance company's financial capacity to meet the obligations of its insurance policies in accordance with their terms. Standard and Poor's ratings range from AAA to D.

         Further, from time to time the Company may refer to Moody's Investor's Service's rating of the Company. Moody's Investor's Service's financial strength ratings indicate an insurance company's ability to discharge senior policyholder obligations and claims and are based on an analysis of the insurance company and its relationship to its parent, subsidiaries and affiliates. Moody's Investor's Service's ratings range from Aaa to C.

         The Company may additionally refer to its Fitch, Inc. rating. A Fitch, Inc. rating is an assessment of a company's insurance claims paying ability. Fitch, Inc.'s ratings range from AAA to CCC.

         Ratings relate to the claims paying ability of the Company's General Account and not the investment characteristics of the Separate Account.

         The Company may, from time to time, refer to Lipper Analytical Services Incorporated ("Lipper"), Morningstar, Inc. ("Morningstar") and CDA/Wiesenberger Investment Companies ("CDA/Wiesenberger") when discussing the performance of its Divisions. Lipper, Morningstar and CDA/Wiesenberger are leading publishers of statistical data about the investment company industry in the United States.

         Additionally, the Company may compare the performance of the Divisions to categories published by Lipper and Morningstar. The published categories which may be utilized in comparison with the performance of the Divisions include the Morningstar Growth and Income Mutual Fund Category, Morningstar Aggressive Growth Mutual Fund Category, Morningstar Growth Mutual Fund Category, Morningstar International Stock Mutual Fund Category, Lipper Growth and Income Mutual Fund Category, Lipper Small Company Growth Mutual Fund Category, Lipper Growth Mutual Fund Category and Lipper International Mutual Fund Category. Additional Lipper or Morningstar categories may be utilized if they are deemed by the Company relevant to the performance of the Company's Divisions.

         The Company may, from time to time, refer to The Variable Annuity Research & Data Services ("VARDS") Report. The VARDS Report offers monthly analysis of the variable annuity industry, including marketing and performance information.

         Finally, the Company will utilize as a comparative measure for the performance of its Funds the Consumer Price Index ("CPI"). The CPI is a measure of change in consumer prices, as determined in a monthly survey of the U.S. Bureau of Labor Statistics. Housing costs, transportation, food, electricity, changes in taxes and labor costs are among the CPI components. The CPI provides a tool for determining the impact of inflation on an individual's purchasing power.

TYPES OF VARIABLE ANNUITY CONTRACTS

         The Contracts offered, in connection with the prospectus to which this Statement of Additional Information relates, are flexible payment deferred annuity Contracts.

         Under flexible payment Contracts, Purchase Payments generally are made until retirement age is reached. However, no Purchase Payments are required to be made after the first payment. Purchase Payments are subject to any minimum payment requirements under the Contract. Purchase Payments are invested and accumulate on a fixed or variable basis until the date the Contract Owner selects to commence annuity payments.

         The majority of these Contracts will be sold to individuals through financial institutions in the Non-Qualified market. A smaller number of these contracts will be sold in the Qualified market through 403(b) plans and certain IRA situations.

         The Contracts are non-participating and will not share in any of the profits of the Company.

VARIABLE ANNUITY CONTRACT GENERAL PROVISIONS

         THE CONTRACT: The entire Contract consists of the Contract, the Application, if any, and any riders or endorsements attached to the Contract. The Contract may be changed or altered only by an authorized officer of the Company. A change or alteration must be made in writing.

         MISSTATEMENT OF AGE OR SEX: If the Age or sex of any Annuitant has been misstated, any Annuity benefits payable will be the Annuity benefits provided by the correct Age or sex. After Annuity Payments have begun, any underpayments will be made up in one sum with the next Annuity Payment. Any overpayments will be deducted from future Annuity Payments until the total is repaid.

         MODIFICATION: The Contract may be modified in order to maintain compliance with applicable state and federal law. When required, the Company will obtain the Owner's approval of changes and gain approval from appropriate regulatory authorities.

         NON-PARTICIPATING: The Contract will not share in any distribution of dividends.

         EVIDENCE OF SURVIVAL: The Company may require satisfactory evidence of continued survival of any person(s) on whose life Annuity Payments are based.

         PROOF OF AGE: The Company may require evidence of Age of any Annuitant or Owner.

         PROTECTION OF PROCEEDS: To the extent permitted by law, death benefits and Annuity Payments shall be free from legal process and the claim of any creditor if the person is entitled to them under the Contract. No payment and no amount under the Contract can be taken or assigned in advance of its payment date unless the Company receives the Owner's written consent.

         REPORTS: At least once each calendar year, the Company will furnish the Owner with a report showing the Contract Value as of a date not more than four months prior to the date of mailing, and will provide any other information as may be required by law. Reports will be sent to the last known address of the Owner.

         TAXES: Any taxes paid to any governmental entity relating to the Contract will be deducted from the Purchase Payment or Contract Value when incurred. The Company will, in its sole discretion, determine when taxes have resulted from: the investment experience of the Separate Account; receipt by the Company of the Purchase Payments; or commencement of Annuity Payments. The Company may, in its sole discretion, pay taxes when due and deduct that amount from the Contract Value at a later date. Payment at an earlier date does not waive any right the Company may have to deduct amounts at a later date. While the Company is not currently maintaining a provision for federal income taxes with respect to the Separate Account, the Company has reserved the right to establish a provision for income taxes if it determines, in its sole discretion, that it will incur a tax as a result of the operation of the Separate Account. The Company will deduct for any income taxes incurred by it as a result of the operation of the Separate Account whether or not there was a provision for taxes and whether or not it was sufficient. The Company will deduct any withholding taxes required by applicable law.

         REGULATORY REQUIREMENTS: All values payable under the Contract, including any paid-up annuity, cash withdrawal or death benefits that may be available, will not be less than the minimum benefits required by the laws and regulations of the state in which the Contract is delivered.

FEDERAL TAX MATTERS

         This Section summarizes the major tax consequences of contributions, payments, and withdrawals under the Contracts, during life and at death.

TAX CONSEQUENCES OF PURCHASE PAYMENTS

         403(b) Annuities. Purchase Payments made by Section 501(c)(3) tax-exempt organizations and public educational institutions toward Contracts for their employees are excludable from the gross income of employees, to the extent aggregate Purchase Payments do not exceed several tax limitations. This gross income exclusion applies both to employer contributions and to your voluntary and nonelective salary reduction contributions.

         Your voluntary salary reduction contributions are generally limited to $10,500 ($9,500 before 1998), although additional "catch-up" contributions are permitted under certain circumstances.

Combined employer and salary reduction contributions are generally limited to the smallest of $30,000, approximately 25% of salary, or an exclusion allowance which takes into account a number of factors. In addition, employer contributions for highly compensated employees may be further limited by applicable nondiscrimination rules.

         408(b) Individual Retirement Annuities ("408(b) IRAs"). Annual tax-deductible contributions for 408(b) IRA Contracts are limited to the lesser of $2,000 or 100% of compensation, and generally may be made only by individuals who:

         (i) are not active participants in another retirement plan, and are not married;

         (ii) are not active participants in another retirement plan, are married, but either (a) the spouse is not an active participant in another retirement plan, or (b) the spouse is an active participant, but the couple's adjusted gross income does not exceed $150,000;

         (iii) are active participants in another retirement plan, are unmarried, and have adjusted gross income of $32,000 (Year 2000 Figure) or less ($25,000 or less prior to 1998; adjusted upward for inflation after 1998); or

         (iv) are active participants in another retirement plan, are married, and have adjusted gross income of $52,000 (Year 2000 Figure) or less ($40,000 or less prior to 1998; adjusted upward for inflation after 1998).

         Active participants in other retirement plans whose adjusted gross income exceeds the limits in (ii), (iii) or (iv) by less than $10,000 are entitled to make deductible 408(b) IRA contributions in proportionately reduced amounts. If a 408(b) IRA is established for a nonworking spouse who has no compensation, the annual tax-deductible Purchase Payments for both spouses' Contracts cannot exceed the lesser of $4,000 or 100% of the working spouse's earned income, and no more than $2,000 may be contributed to either spouse's IRA for any year.

         You may be eligible to make nondeductible IRA contributions of an amount equal to the excess of:

         (i) the lesser of $2,000 ($4,000 for you and your spouse's IRA) or 100% of compensation, over

         (ii)     your applicable IRA deduction limit.

         You may also make rollover contributions to an IRA of eligible rollover amounts from other qualified plans and contracts. See Tax-Free Rollovers, Transfers and Exchanges.

         408A "Roth" Individual Retirement Annuities ("408A "Roth" IRAs"). After 1997, annual nondeductible contributions for 408A "Roth" IRA Contracts are limited to the lesser of $2,000 or 100% of compensation, and may be made only by individuals who:

         (i) are unmarried and have adjusted gross income of $95,000 or less; or

         (ii) are married and filing jointly and have adjusted gross income of $150,000 or less.

         The available nondeductible 408A "Roth" IRA contribution is reduced proportionately to zero where adjusted gross income exceeds the limit in (i) by $15,000 or less, or the limit in (ii) by $10,000 or less. Similarly, individuals who are married and filing separately and whose adjusted gross income is less than $10,000 may make a contribution to a Roth IRA of a portion of the otherwise applicable $2,000 or 100% of compensation limit.

         All contributions to 408(b) IRAs, traditional nondeductible IRAs and 408A "Roth" IRAs must be aggregated for purposes of the $2,000 annual contribution limit.

         Simplified Employee Pension Plan ("SEP"). Employer contributions under a SEP are made to a separate individual retirement account or annuity established for each participating employee, and generally must be made at a rate representing a uniform percent of the participating employees' compensation. Employer contributions are excludable from the employees' taxable income and, cannot exceed the lesser of $30,000 or 25% of your compensation.

         Through 1996, employees of certain small employers (other than tax-exempt organizations) were permitted to establish plans allowing employees to contribute pretax, on a salary reduction basis, to the SEP. These salary reduction contributions may not exceed $7,000, indexed for inflation in later years. Such plans, if established by December 31, 1996, may still allow employees to make these contributions.

         Savings Incentive Match Plan for Employees ("SIMPLE"). Employer and employee contributions under a SIMPLE Retirement Account Plan are made to a separate individual retirement account or annuity for each employee. Employee salary reduction contributions cannot exceed $6,000 in any year. Employer contributions can be a matching or a nonelective contribution of a percentage as specified in the Code. Only employers with 100 or fewer employees can maintain a SIMPLE IRA plan, which must also be the only plan the employer maintains.

         Non-Qualified Contracts. Purchase Payments made under Non-Qualified Contracts are neither excludable from the gross income of the Contract Owner nor deductible for tax purposes. However, any increase in the Purchase Unit Value of a Non-Qualified Contract resulting from the investment performance of A.G. Separate Account A is not taxable to the Contract Owner until received by him. Contract Owners that are not natural persons, however, are currently taxable on any annual increase in the Purchase Unit Value attributable to Purchase Payments made after February 28, 1986 to such Contracts.

TAX CONSEQUENCES OF DISTRIBUTIONS

         403(b) Annuities. Voluntary salary reduction amounts accumulated after December 31, 1988, and earnings on voluntary contributions before and after that date, may not be distributed before one of the following:

         (1)      attainment of age 59 1/2;

         (2)      separation from service;

         (3)      death;

         (4)      disability, or

         (5) hardship (hardship distributions are limited to salary reduction contributions only, exclusive of earnings thereon).

         Similar restrictions will apply to all amounts transferred from a
Section 403(b)(7) custodial account (other than rollover contributions). Contributions which are not subject to these restrictions, such as employer contributions to a Section 403(b) annuity, may be subject to restrictions under the sponsoring employer's plan, if any. Distributions are taxed as ordinary income to the recipient in accordance with Section 72.

         408(b) IRA, SEPs and SIMPLE IRAs. Distributions are generally taxed as ordinary income to the recipient. Conversions of a 408(b) or traditional IRA to a 408A "Roth" IRA, where permitted, are generally taxable in the year of the rollover or conversion. Such rollovers of conversions completed in 1998 are generally eligible for pro-rata federal income taxation over four years. Individuals with adjusted gross income over $100,000 are generally ineligible for such conversions, regardless of marital status, as are married individuals who file separately.

         408A "Roth" IRAs. "Qualified" distributions upon attainment of age
59 1/2, death, disability or for first-time homebuyer expenses are tax-free as long as five or more years have passed since the first contribution to taxpayer's first 408A "Roth" IRA. The five-year holding period may be different for determining whether a distribution allocable to a conversion contribution is subject to the 10% penalty tax. Qualified distributions may be subject to state income tax in some states. Other distributions are generally taxable to the extent that the distribution exceeds purchase payments.

         Non-Qualified Contracts. Partial redemptions from a Non-Qualified Contract purchased after August 13, 1982 (or allocated to post-August 13, 1982 Purchase Payments under a pre-existing Contract), generally are taxed as ordinary income to the extent of the accumulated income or gain under the Contract if they are not received as an annuity. Partial redemptions from a Non-Qualified Contract purchased before August 14, 1982 are taxed only after the Contract Owner has received all of his pre-August 14, 1982 investment in the Contract. The amount received in a complete redemption of a Non-Qualified Contract (regardless of the date of purchase) will be taxed as ordinary income to the extent that it exceeds the Contract Owner's investment in the Contract. Two or more Contracts purchased from the Company (or an affiliated company) by a Contract Owner within the same calendar year, after October 21, 1988, are treated as a single Contract for purposes of measuring the income on a partial redemption or complete surrender.

         When payments are received as an annuity, the Contract Owner's investment in the Contract is treated as received ratably and excluded ratably from gross income as a tax-free return of capital, over the expected payment period of the annuity. Individuals who begin receiving annuity payments on or after January 1, 1987 can exclude from income only their unrecovered investment in the Contract. Upon death prior to recovering tax-free their entire investment in the Contract, such individuals generally are entitled to deduct the unrecovered amount on their final tax return.

SPECIAL TAX CONSEQUENCES -- EARLY DISTRIBUTION

         403(b) Annuities, 408(b) IRAs, SEPs and SIMPLE IRAs. Taxable distributions received before the recipient attains age 59 1/2 generally are subject to a 10% penalty tax in addition to regular income tax. Distributions on account of the following generally are excepted from this penalty tax:

         (1)      death;

         (2)      disability;

         (3) separation from service after a participant reaches age 55 (only applies to qualified plans and 403(b) annuities);

         (4) separation from service at any age, if the distribution is in the form of substantially equal periodic payments over the life (or life expectancy) of the Participant (or the Participant and Beneficiary); and

         (5) distributions which do not exceed the employee's tax-deductible medical expenses for the taxable year of receipt.

         Separation from service is not required for distributions from an IRA, SEP or SIMPLE IRA under #4 above. Certain distributions from a SIMPLE IRA within two years after first participating in the plan may be subject to a 25% penalty, rather than a 10% penalty.

         After 1997, distributions from 408(b) IRAs on account of the following additional reasons are also excepted from this penalty tax:

         (6) distributions up to $10,000 (in the aggregate) to cover costs of acquiring, constructing or reconstructing the residence of a first-time homebuyer;

         (7) distributions to cover certain costs of higher education: tuition, fees, books, supplies and equipment for the IRA owner, a spouse, child or grandchild; and

         (8) distributions to cover certain medical care or long-term care insurance premiums, for individuals who have received federal or state unemployment compensation for 12 consecutive months.

         408A "Roth" IRAs. Distributions, other than "qualified" distributions where the five-year holding rule is met, are generally subject to the same 10% penalty tax as other IRAs.

SPECIAL TAX CONSEQUENCES -- REQUIRED DISTRIBUTIONS

         403(b) Annuities. Generally, minimum required distributions must commence no later than April 1 of the calendar year following the later of the calendar year in which the Participant attains age 70 1/2 or the calendar year in which the Participant retires. Required distributions must be made over a period that does not exceed the life or life expectancies of the Participant (or lives or joint life expectancies of the Participant and Beneficiary). The minimum amount payable can be determined several different ways. A penalty tax of 50% is imposed on the amount by which the minimum required distribution in any year exceeds the amount actually distributed in that year.

         Amounts accumulated under a Contract on December 31, 1986 may be paid in a manner that meets the above rule or, alternatively:

         (i)      should begin to be paid when the Participant attains age 75;
                  and

         (ii) the present value of payments expected to be made over the life of the Participant, (under the option chosen) must exceed 50% of the present value of all payments expected to be made (the "50% rule").

The 50% rule will not apply if a Participant's spouse is the joint annuitant. Notwithstanding these pre-January 1, 1987 rules, the entire contract balance must meet the minimum distribution incidental benefit requirement of Section 403(b)(10).

         At the Participant's death before payout has begun, Contract amounts generally either must be paid to the Beneficiary within 5 years, or must begin within 1 year of death and be paid over the life or life expectancy of the Beneficiary. If death occurs after commencement of (but before full) payout, distributions generally must continue at least as rapidly as under the method elected by the Participant and in effect at the time of death.

         A participant generally may aggregate his or her 403(b) contracts and accounts for purposes of satisfying these requirements, and withdraw the required distribution in any combination from such contracts or accounts, unless the plan, contract, or account otherwise provides.

         408(b) IRAs, SEPs and SIMPLE IRAs. Minimum distribution requirements are generally the same as described above for 403(b) Annuities, except that:

         (1)      there is no exception for pre-1987 amounts; and

         (2) there is no available postponement, past April 1 of the calendar year following the calendar year in which age 70 1/2 is attained.

         A participant generally may aggregate his or her IRAs for purposes of satisfying these requirements, and withdraw the required distribution in any combination from such contracts or accounts, unless the contract or account otherwise provides.

         408A "Roth" IRAs. Minimum distribution requirements generally applicable to 403(b) Annuities, 408(b) IRAs, SEPs and 457 Plans do not apply to 408A "Roth" IRAs during the owner's lifetime, but generally do apply after the owner's death.

         A beneficiary generally may aggregate his or her Roth IRAs inherited from the same decedent for purposes of satisfying these requirements, and withdraw the required distribution in any combination from such contracts or accounts, unless the contract or account otherwise provides.

         Non-Qualified Contracts. Tax laws do not require commencement of distributions from Non-Qualified Contracts at any particular time during the Owner's lifetime, provided that the Owner is a natural person, and generally do not limit the duration of annuity payments.

         At the Participant's death before payout has begun, Contract amounts generally either must be paid to the Beneficiary within 5 years, or must begin within 1 year of death and be paid over the life or life expectancy of the Beneficiary. If death occurs after commencement of (but before full) payout, distributions generally must continue at least as rapidly as under the method elected by the Participant at the time of death.

TAX-FREE ROLLOVERS, TRANSFERS AND EXCHANGES

         403(b) Annuities. Tax-free transfers between 403(b) annuity contracts and/or 403(b)(7) custodial accounts, and tax-free rollovers from 403(b) programs to 408(b) IRAs or other 403(b) programs, are permitted under certain circumstances.

         408(b) IRAs. Funds may be transferred tax-free to a 408(b) IRA Contract from a 403(b) Annuity, or 401(a) or 403(a) Qualified Plan under certain conditions. These amounts may subsequently be rolled over on a tax-free basis to another 403(b) Annuity Contract or 401(a) or 403(a) Qualified Plan from this "conduit" IRA if no additional contributions have been made to that IRA. In addition, tax-free rollovers may be made from one 408(b) IRA (other than a Roth
IRA) to another provided that no more than one such rollover is made during any twelve-month period.

         408A "Roth" IRAs. Funds may be transferred tax-free from one 408A "Roth" IRA to another. Funds in a 408(b) IRA may be rolled in a taxable transaction to a 408A "Roth" IRA by individuals who:

         (i) have adjusted gross income of $100,000 or less, whether single or married filing jointly; and

         (ii)     are not married filing separate returns.

         Special, complicated rules governing holding periods, escape from the 10% penalty tax and ratable recognition of 1998 income also apply to rollovers from 408(b) IRAs to 408A "Roth" IRAs, and may be subject to further modification by Congress. You should consult your tax advisor regarding the application of these rules.

         SEPs. Funds may be rolled over tax-free from one SEP only to another SEP or a 408(b) IRA.

         Non-Qualified Contracts. Certain of the Non-Qualified single payment deferred annuity Contracts permit the Contract Owner to exchange the Contract for a new deferred annuity contract prior to the commencement of annuity payments. The exchange of one annuity contract for another is a tax-free transaction under Section 1035, but is reportable to the IRS.

EXCHANGE PRIVILEGE

         In the prospectus we describe generally how under certain conditions we will allow you to exchange from other fixed and/or variable contracts we issue (other contracts) to the Contracts.

INFORMATION WHICH MAY BE APPLICABLE TO ANY EXCHANGE

         o        The maximum surrender charge in the Contracts is 5%;

         o The Contracts offer three death benefit choices; a standard death benefit, an optional enhanced death benefit and an optional annual step-up death benefit; and

         o        The Contracts have a 1.25% mortality and expense charge.

         o        The Contracts have a 0.15% administration charge.


CALCULATION OF SURRENDER CHARGE

         The surrender charge is discussed in the Prospectus under "Fees and Charges -- Surrender Charge." Examples of calculation of the Surrender Charge upon total and partial surrender are set forth below:

ILLUSTRATION OF SURRENDER CHARGE ON TOTAL SURRENDER



                              TRANSACTION HISTORY


  DATE                            TRANSACTION                            AMOUNT
  ----                            -----------                            ------
 2/1/96             Purchase Payment                                    $10,000
 2/1/97             Purchase Payment                                      5,000
 2/1/98             Purchase Payment                                     15,000
 2/1/99             Purchase Payment                                      2,000
 2/1/00             Purchase Payment                                      3,000
 2/1/01             Purchase Payment                                      4,000
[2/1/01             Purchase Payment                                     1,000]
 7/1/01             Total Purchase Payments                              40,000
                    (Assumes Account Value is $50,000)


        Assume the Account Value at the time of full withdrawal is $50,000 (7/1/01), and the Account Value on the previous anniversary (2/1/98) was $45,000. 10% of $45,000 ($4,500) is not subject to Surrender Charge.

        The total Surrender Charge is:

        (10,000 -- 4,500) * 1% + 5,000 * 2% + 15,000 * 3% + 2,000 * 4% + 3,000 *
        5% + 4,000 * 5% + 1,000 * 5% = $1,085*

ILLUSTRATION OF SURRENDER CHARGE ON A 10% PARTIAL SURRENDER FOLLOWED BY A FULL SURRENDER


               TRANSACTION HISTORY (ASSUMES NO INTEREST EARNED)


  DATE                            TRANSACTION                            AMOUNT
  ----                            -----------                            ------
 2/1/96             Purchase Payment                                    $10,000
 2/1/97             Purchase Payment                                      5,000
 2/1/98             Purchase Payment                                     15,000
 2/1/99             Purchase Payment                                      2,000
 2/1/00             Purchase Payment                                      3,000
 2/1/01             Purchase Payment                                      4,000
[2/1/01             Purchase Payment                                     1,000]
 7/1/01             10% Partial Surrender                                 4,000
                    (Assumes Account Value is $40,000)
 8/1/98             Full Surrender

         a. Since this is the first partial surrender in this participant year, calculate free withdrawal amount (10% of the value as of 2/1/01).

                     10% * 40,000 = $4,000 (no charge on this 10% withdrawal)

         b. The Account Value upon which Surrender Charge on the Full Surrender may be calculated is $40,000 -- $4,000 = $36,000

         c.       The Surrender Charge is

                     (10,000 -- 4,000) * 1% + 5,000 * 2% + 15,000 * 3% + 2,000 *
                     4% + 3,000 * 5% + 4,000 * 5% + 1,000 * 5% = $1,090.*

         d.       Assume that the $30 Account Maintenance Charge does not apply.

----------

* These calculations refer to the following surrender charge table:


       NUMBER OF YEARS SINCE              CHARGE AS PERCENTAGE OF
         DATE OF PURCHASE                     PURCHASE PAYMENT
              PAYMENT                            WITHDRAWN
       ---------------------              ------------------------
                 1                                   5%
                 2                                   5%
                 3                                   5%
                 4                                   4%
                 5                                   3%
                 6                                   2%
                 7                                   1%
                8+                                   0%



CALCULATION OF MVA OPTION

         The effect of the market value adjustment may be positive or negative. If, for example, on the date of a withdrawal, the index rate described below (plus 0.5%) is higher than that index rate as of the contract's date of issue, the effect of the market value adjustment will be negative. If, for example, on the date of a withdrawal, the index rate (plus 0.5%) is lower than that index rate as of the contract's date of issue, the effect of the market value adjustment will be positive. Any negative adjustment will be waived to the extent that it would decrease the withdrawal value below the minimum guaranteed value.

         The market value adjustment is determined by the formula below, using the following factors:

         o A is an index rate determined at the beginning of each MVA term, for a security with time to maturity equal to that MVA term;

         o B is an index rate determined at the time of withdrawal, for a security with time to maturity equal to the current MVA term;

         o N is the number of months remaining in the current MVA term (rounded up to the next higher number of months); and

         o The index rates for A and B will be the U.S. Treasury Yield as quoted by Bloomberg or a comparable financial market news service, for the maturity equal to the MVA term, using linear interpolation as appropriate.

         The market value adjustment will equal:

         The amount surrendered or transferred out prior to the end of the MVA term multiplied by:

                          [(1+A)/(1+B+0.005)](N/12)--1

         The market value adjustment will be added to or deducted from the amount being withdrawn or transferred.

         Index rates for any calendar month will equal the average of index rates for the last 5 trading days of the previous calendar month.


PURCHASE UNIT VALUE

         The calculation of Purchase Unit value is discussed in the Prospectus under "Purchase Period." The following illustrations show a calculation of a new Unit value and the purchase of Purchase Units (using hypothetical examples):

ILLUSTRATION OF CALCULATION OF PURCHASE UNIT VALUE



1. Purchase Unit value, beginning of period...................................     $   1.800000
2. Value of Fund share, beginning of period...................................     $  21.200000
3. Change in value of Fund share..............................................     $    .500000
4. Gross investment return (3)/(2)............................................          .023585
5. Daily separate account fee*................................................          .000025
                                                                                   ------------
     *Mortality and expense risk fee and administration and distribution fee of
      0.90% per annum used for illustrative purposes.
6. Net investment return (4)--(5)..............................................          .023560
                                                                                   -------------


7. Net investment factor 1.000000+(6).........................................         1.023560
                                                                                       --------
8. Purchase Unit value, end of period (1)x(7).................................         1.842408
                                                                                       --------

ILLUSTRATION OF PURCHASE OF PURCHASE UNITS (ASSUMING NO STATE PREMIUM TAX)


1. First Periodic Purchase Payment............................................          $   100.00
2. Purchase Unit value on effective date of purchase (see Example 3)..........          $ 1.800000
3. Number of Purchase Units purchased (1)/(2).................................              55.556
4. Purchase Unit value for valuation date following purchase (see Example 3)..          $ 1.842408
                                                                                        ----------
5. Value of Purchase Units in account for valuation date following
    purchase (3)x(4)..........................................................          $   102.36
                                                                                        ----------


PERFORMANCE CALCULATIONS

ILLUSTRATION OF CALCULATION OF CURRENT YIELD FOR NORTH AMERICAN--AG MONEY MARKET FUND DIVISION

         The current yield quotation based on a seven day period is computed by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one Purchase Unit at the beginning of the period, subtracting a hypothetical charge reflecting deductions from Contract Owner accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return and then multiplying the base period return by 365/7.

CALCULATION OF CURRENT YIELD FOR THE NORTH AMERICAN--AG MONEY MARKET FUND
DIVISION

         The 7-Day current yield for the North American--AG Money Market Fund Division is 4.68%.

ILLUSTRATION OF CALCULATION OF EFFECTIVE YIELD FOR NORTH AMERICAN--AG MONEY MARKET FUND DIVISION

         An effective yield quotation is computed by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one Purchase Unit at the beginning of the period, subtracting a hypothetical charge reflecting deductions from Contract Owner accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return and then compounding the base period return by adding 1, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result, according to the following formula:

            EFFECTIVE YIELD = [(BASE PERIOD RETURN + 1) (365/7)]--1

CALCULATION OF EFFECTIVE YIELD FOR THE NORTH AMERICAN--AG MONEY MARKET FUND DIVISION

         The 7-Day effective yield for the North American--AG Money Market Fund Division is 4.79%.

ILLUSTRATION OF CALCULATION OF STANDARDIZED YIELD FOR BOND FUND DIVISIONS

         The standardized yield quotation based on a 30-day period is computed by dividing the net investment income per Purchase Unit earned during the period by the maximum offering price per Unit on the last day of the period, according to the following formula:

                        YIELD = 2 [(a -- b + 1)(6) -- 1]
                                    ------
                                      cd
Where:


a     =   net investment income earned during the period by the Fund attributable to shares owned by the Division


b     =   expenses accrued for the period (net of reimbursements)

c     =   the average daily number of Purchase Units outstanding
          during the period


d     =   the maximum offering price per Purchase Unit on the last day of the period



         Yield on each Division is earned from dividends declared and paid by the Fund, which are automatically reinvested in Fund shares.

CALCULATION OF AVERAGE ANNUAL TOTAL RETURN

         Average Annual Total Return quotations for the 1, 5, and 10 year periods ended December 31, 2000, the date of the most recent balance sheet included in this registration statement, are computed by finding the average annual compounded rates of over the 1, 5, and 10 year periods that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                                P (1+T)(n) = ERV
Where:


P        =   a hypothetical initial Purchase Payment of $1,000

T        =   average annual total return

n        =   number of years

ERV  =       redeemable value at the end of the 1, 5 or 10 year periods of a hypothetical $1,000 Purchase Payment made at the beginning of the 1, 5 or 10 year periods (or fractional portion thereof)



         The Company may advertise standardized average annual total return which, includes the surrender charge of up to 7% of Gross Purchase Payments as well as non-standardized average annual total returns and non-standardized cumulative returns, which do not include a surrender charge or maintenance fee.

         There is no sales charge for reinvested dividends. All recurring fees have been deducted. For fees which vary with the account size, an account size equal to that of the median account size has been assumed. Ending redeemable value has been determined assuming a complete redemption at the end of the 1, 5 or 10 year period and deduction of all nonrecurring charges at the end of each such period.

         In the sections above we have described a number of ways we may advertise information about the investment performance of A.G. Separate Account A Divisions. Certain performance information for each A.G. Separate Account A Division is printed in the following tables.

         The information presented does not reflect the advantage under the Contract of deferring federal income tax on increases in Account Value due to earnings attributable to Purchase Payments. The information presented also does not reflect the advantage under Qualified Contracts of deferring federal income tax on Purchase Payments.

         The performance results shown in the following tables are not an estimate or guarantee of future investment performance, and do not represent the actual experience of amounts invested by a particular Contract owner.


         Table III is calculated using the Maximum Separate Account Charges you would pay under the Contract. This maximum amount, 2.35%, would be deducted on a daily basis from your Variable Account Options. This charge includes the Separate Account Charges of 1.25% for the Mortality and Expense Risk Fee and 0.15% for the Administration Fee. The 2.35% charge also includes 0.45% for the Guaranteed Minimum Income Benefit Charge and 0.50% for the Gain Preservation Death Benefit Charge



         Tables I, II, IV and V are calculated using only standard Separate Account Charges of 1.40%. These charges include 1.25% for the Mortality and Expense Risk Fee and 0.15% for the Administrative Fee. No Optional Separate Account Charges are included.

                                                                         TABLE I

  AVERAGE ANNUAL TOTAL RETURN (NOT INCLUDING OPTIONAL SEPARATE ACCOUNT CHARGES)
              WITH NO SURRENDER CHARGE OR MAINTENANCE FEE IMPOSED*
         (FROM SEPARATE ACCOUNT DIVISION INCEPTION TO DECEMBER 31, 2000)




                                                                                                                      DIVISION
                                                                                                        SINCE         INCEPTION
                        FUND AND DIVISION**                     1 YEAR       5 YEARS     10 YEARS     INCEPTION          DATE
------------------------------------------------------------    -------      -------     --------    -----------      -----------
AIM V.I. Capital Appreciation Fund (Division 8)                  (12.15)%         --         --          17.11%        11/23/98
AIM V.I. Diversified Income Fund (Division 9)                     (0.71)          --         --          (1.52)        11/23/98
Janus Aspen Growth Portfolio - Service Shares (Division 16)          --           --         --             --         11/15/00
Janus Aspen International Growth Portfolio - Service Shares
(Division 17)                                                        --           --         --             --         11/15/00
MFS VIT Capital Opportunities Series (Division 18)                   --           --         --             --         11/15/00
North American - AG Government Securities Fund (Division 4)       11.33           --         --          11.05         12/23/99
North American - AG Growth & Income Fund (Division 1)            (12.10)          --         --          (9.84)        12/23/99
North American - AG High Yield Bond Fund (Division 19)               --           --         --             --         11/15/00
North American - AG International Equities Fund (Division 2)     (18.46)          --         --         (15.03)        12/23/99
North American - AG Money Market Fund (Division 6)                 4.53           --         --           4.56         12/23/99
North American - AG Stock Index Fund (Division 5)                (10.62)          --         --          (8.41)        12/23/99
North American - AG Strategic Bond Fund (Division 20)                --           --         --             --         11/15/00
North American - Neuberger Berman MidCap Value Fund
(Division 21)                                                        --           --         --             --         11/15/00
North American - T. Rowe Price Science & Technology Fund
(Division 23)                                                        --           --         --             --         11/15/00
OCCAT Managed Portfolio (Division 3)                               8.22           --         --           9.32         12/23/99
Oppenheimer Capital Appreciation Fund/VA (Division 10)            (1.62)          --         --          21.95         11/23/98
Oppenheimer High Income Fund/VA (Division 12)                     (5.08)          --         --          (0.79)        11/23/98
Oppenheimer Main Street Growth & Income Fund/VA (Division 11)    (10.05)          --         --           6.07         11/23/98
Oppenheimer Small Cap Growth Fund/VA (Division 13)               (19.48)          --         --          12.66         11/23/98
Putnam VT Global Growth Fund - Class IB Shares (Division 24)         --           --         --             --         11/15/00
Templeton Developing Markets Fund Class 2 (Division 14)(1)       (32.99)          --         --          (0.20)        11/23/98
Templeton International Fund Class 2 (Division 15)(2)             (3.74)          --         --           8.18         11/23/98
Van Kampen LIT Emerging Growth Portfolio  (Division 7)           (11.41)          --         --          (6.89)        12/23/99



----------

See Footnotes following Table III.

                                                                        TABLE II

       CUMULATIVE RETURN (NOT INCLUDING OPTIONAL SEPARATE ACCOUNT CHARGES)
              WITH NO SURRENDER CHARGE OR MAINTENANCE FEE IMPOSED*
         (FROM SEPARATE ACCOUNT DIVISION INCEPTION TO DECEMBER 31, 2000)




                                                                                                                          DIVISION
                                                                                                         SINCE           INCEPTION
                        FUND AND DIVISION**                      1 YEAR       5 YEARS    10 YEARS      INCEPTION           DATE
                        -------------------                      -------      -------    --------    ------------      ------------
AIM V.I. Capital Appreciation Fund (Division 8)                   (12.15)%         --         --           17.11%         11/23/98
AIM V.I. Diversified Income Fund (Division 9)                      (0.71)          --         --           (1.52)         11/23/98
Janus Aspen Growth Portfolio - Service Shares (Division 16)           --           --         --              --          11/15/00
Janus Aspen International Growth Portfolio - Service Shares
(Division 17)                                                         --           --         --              --          11/15/00
MFS VIT Capital Opportunities Series (Division 18)                    --           --         --              --          11/15/00
North American - AG Government Securities Fund (Division 4)        11.33           --         --           11.05          12/23/99
North American - AG Growth & Income Fund (Division 1)             (12.10)          --         --           (9.84)         12/23/99
North American - AG High Yield Bond Fund (Division 19)                --           --         --              --          11/15/00
North American - AG International Equities Fund (Division 2)      (18.46)          --         --          (15.03)         12/23/99
North American - AG Money Market Fund (Division 6)                  4.53           --         --            4.56          12/23/99
North American - AG Stock Index Fund (Division 5)                 (10.62)          --         --           (8.41)         12/23/99
North American - AG Strategic Bond Fund (Division 20)                 --           --         --              --          11/15/00
North American - Neuberger Berman MidCap Value Fund (Division 21)     --           --         --              --          11/15/00
North American - T. Rowe Price Science & Technology Fund
(Division 23)                                                         --           --         --              --          11/15/00
OCCAT Managed Portfolio (Division 3)                                8.22           --         --            9.32          12/23/99
Oppenheimer Capital Appreciation Fund/VA (Division 10)             (1.62)          --         --           21.95          11/23/98
Oppenheimer High Income Fund/VA (Division 12)                      (5.08)          --         --           (0.79)         11/23/98
Oppenheimer Main Street Growth & Income Fund/VA (Division 11)     (10.05)          --         --            6.07          11/23/98
Oppenheimer Small Cap Growth Fund/VA (Division 13)                (19.48)          --         --           12.66          11/23/98
Putnam VT Global Growth Fund - Class IB Shares (Division 24)          --           --         --              --          11/15/00
Templeton Developing Markets Fund Class 2 (Division 14)(1)        (32.99)          --         --           (0.20)         11/23/98
Templeton International Fund Class 2 (Division 15)(2)              (3.74)          --         --            8.18          11/23/98
Van Kampen LIT Emerging Growth Portfolio  (Division 7)            (11.41)          --         --           (6.89)         11/15/00



----------

    * The performance figures in the Table reflect the investment performance for the Divisions for the stated periods and should not be used to infer that future performance will be the same.

   ** On November 15, 2000, Divisions 16-25 commenced operations. Accordingly, the Standard Average Annual Total Return for Divisions 16-25 will be shown when it becomes available.

(1) Effective May 1, 2000 the Templeton Developing Markets Fund (previously offered under the Contract) merged with the Templeton Developing Markets Equity Fund. At the same time as the merger, the Templeton Developing Markets Fund changed its name to the Templeton Developing Markets Securities Fund. Also effective with this merger, the Templeton Developing Markets Fund Division 14 was renamed the Templeton Developing Markets Securities fund Division 14. Accordingly, the performance figures for the Division through December 31, 1999, reflect the actual historical performance of the Templeton Developing Markets Fund Division 14.

(2) Effective May 1, 2000 the Templeton International Fund merged with the Templeton International Equity Fund. At the same time as the merger, the Templeton International Fund changed its name to the Templeton International Securities Fund. Accordingly, the performance figures in the Table for the Fund through March 31, 2000, reflect the historical performance and inception date of the Templeton International Fund. Additionally, performance for Class 2 shares reflects a blended figure, combining: (a) for periods prior to Class 2's inception of May 1, 1997, historical results of Class 1 shares; and (b) for periods after May 1, 1997, Class 2's results reflecting an additional 12b-1 fee expense which also affects all future performance. Blended figures assume reinvestment of dividends and capital gains.

                                                                       TABLE III

                  AVERAGE ANNUAL TOTAL RETURN OF AN INVESTMENT
    IN A HYPOTHETICAL CONTRACT* (INCLUDING MAXIMUM SEPARATE ACCOUNT CHARGES)
                WITH SURRENDER CHARGE AND MAINTENANCE FEE IMPOSED
              (FROM UNDERLYING FUND INCEPTION TO DECEMBER 31, 2000)




                                                                                                                         FUND
                                                                                                           SINCE       INCEPTION
                        FUND AND DIVISION**                             1 YEAR     5 YEARS    10 YEARS   INCEPTION       DATE
                        -------------------                             ------     -------    --------   ---------     ---------
AIM V.I. Capital Appreciation Fund (Division 8)                                                                           5/5/93
AIM V.I. Diversified Income Fund (Division 9)                                                                             5/5/93
Janus Aspen Growth Portfolio - Service Shares (Division 16)(1)                                                           9/13/93
Janus Aspen International Growth Portfolio - Service Shares
(Division 17)(1)                                                                                                          5/2/94
MFS VIT Capital Opportunities Series (Division 18)                                                                       8/14/96
North American - AG Government Securities Fund (Division 4)                                                              1/16/86
North American - AG Growth & Income Fund (Division 1)                                                                    4/29/94
North American - AG High Yield Bond Fund (Division 19)                                                                   9/21/98
North American - AG International Equities Fund (Division 2)                                                             10/2/89
North American - AG Money Market Fund (Division 6)                                                                       1/16/86
North American - AG Stock Index Fund (Division 5)                                                                        4/20/87
North American - AG Strategic Bond Fund (Division 20)                                                                    9/21/98
North American - Neuberger Berman MidCap Value Fund
(Division 21)                                                                                                            9/21/98
North American - T. Rowe Price Science & Technology Fund
(Division 23)                                                                                                            4/29/94
OCCAT Managed Portfolio (Division 3)2                                                                                     8/1/88
Oppenheimer Capital Appreciation Fund/VA (Division 10)                                                                    4/3/85
Oppenheimer High Income Fund/VA (Division 12)                                                                            4/30/86
Oppenheimer Main Street Growth & Income Fund/VA (Division
11)                                                                                                                       7/5/95
Oppenheimer Small Cap Growth Fund/VA (Division 13)                                                                        5/1/98
Putnam VT Global Growth Fund - Class IB Shares (Division 24)                                                              5/1/90
Templeton Developing Markets Fund Class 2 (Division 14)(3)                                                                3/1/96
Templeton International Fund Class 2 (Division 15)(4)                                                                     5/1/92
Van Kampen LIT Emerging Growth Portfolio  (Division 7)                                                                    7/3/95
                                                                                                    ---------------
                                                                                  See Footnotes following Table VI.

                                                                        TABLE IV

                  AVERAGE ANNUAL TOTAL RETURN OF AN INVESTMENT
  IN A HYPOTHETICAL CONTRACT* (NOT INCLUDING OPTIONAL SEPARATE ACCOUNT CHARGES)
              WITH NO SURRENDER CHARGE OR MAINTENANCE FEE IMPOSED
             (FROM UNDERLYING FUND INCEPTION TO DECEMBER 31, 2000)




                                                                                                                       FUND
                                                                                                      SINCE         INCEPTION
                        FUND AND DIVISION**                     1 YEAR       5 YEARS     10 YEARS   INCEPTION          DATE
                        -------------------                     -------      -------     --------   ----------      ----------
AIM V.I. Capital Appreciation Fund (Division 8)                   12.15%       13.87%         --         15.76%         5/5/93
AIM V.I. Diversified Income Fund (Division 9)                     (0.71)        2.84          --          3.81          5/5/93
Janus Aspen Growth Portfolio - Service Shares (Division 16)(1)   (15.94)       17.44          --         16.09         9/13/93
Janus Aspen International Growth Portfolio - Service Shares
(Division 17)(1)                                                 (17.32)       21.09          --         18.20          5/2/94
MFS VIT Capital Opportunities Series (Division 18)                (4.96)          --          --         21.36         8/14/96
North American - AG Government Securities Fund (Division 4)       11.33         4.37        5.86            --         1/16/86
North American - AG Growth & Income Fund (Division 1)            (12.10)       12.33          --         13.33         4/29/94
North American - AG High Yield Bond Fund (Division 19)            (7.29)          --          --          0.46)        9/21/98
North American - AG International Equities Fund (Division 2)     (18.46)        5.27        6.08            --         10/2/89
North American - AG Money Market Fund (Division 6)                 4.53         3.77        3.24            --         1/16/86
North American - AG Stock Index Fund (Division 5)                (10.62)       16.45       15.37            --         4/20/87
North American - AG Strategic Bond Fund (Division 20)              0.76           --          --          3.00         9/21/98
North American - Neuberger Berman MidCap Value Fund
(Division 21)                                                     27.22           --          --         30.47         9/21/98
North American - T. Rowe Price Science & Technology Fund
(Division 23)                                                    (35.06)       15.45          --         23.41         4/29/94
OCCAT Managed Portfolio (Division 3)(2)                            8.22        11.58       16.52            --          8/1/88
Oppenheimer Capital Appreciation Fund/VA (Division 10)            (1.62)       21.00       17.82            --          4/3/85
Oppenheimer High Income Fund/VA (Division 12)                     (5.08)        3.97       10.19            --         4/30/86
Oppenheimer Main Street Growth & Income Fund/VA (Division 11)    (10.05)       13.75          --         17.02          7/5/95
Oppenheimer Small Cap Growth Fund/VA (Division 13)               (19.48)          --          --          3.87          5/1/98
                                                                 (30.74)       13.33       11.65            --          5/1/90
Putnam VT Global Growth Fund - Class IB Shares (Division 24)     (32.99)          --          --        (13.01)         3/1/96
Templeton Developing Markets Fund Class 2 (Division 14)(3)        (3.74)       11.55          --         11.51          5/1/92
Templeton International Fund Class 2 (Division 15)(4)            (11.41)       27.07          --         27.82          7/3/95

                                                                                                        ----------------
                                                                                       See Footnotes following Table VI.

                                                                         TABLE V

                       CUMULATIVE RETURN OF AN INVESTMENT
  IN A HYPOTHETICAL CONTRACT* (NOT INCLUDING OPTIONAL SEPARATE ACCOUNT CHARGES)
               WITH NO SURRENDER CHARGE OR MAINTENANCE FEE IMPOSED
              (FROM UNDERLYING FUND INCEPTION TO DECEMBER 31, 2000)





                                                                                                                            FUND
                                                                                                           SINCE          INCEPTION
                         FUND AND DIVISION**                       1 YEAR       5 YEARS      10 YEARS    INCEPTION          DATE
                         -------------------                       -------      --------     --------    ----------      ----------
AIM V.I. Capital Appreciation Fund (Division 8)                     (12.15)%       91.42%          --        206.68%         5/5/93
AIM V.I. Diversified Income Fund (Division 9)                        (0.71)        15.02           --         33.10          5/5/93
Janus Aspen Growth Portfolio - Service Shares (Division 16)(1)      (15.94)       123.37           --        197.00         9/13/93
Janus Aspen International Growth Portfolio - Service Shares
(Division 17)(1)                                                    (17.32)       160.38           --        204.66          5/2/94
MFS VIT Capital Opportunities Series (Division 18)                   (4.96)           --           --        133.49         8/14/96
North American - AG Government Securities Fund (Division 4)          11.33         23.85        76.77            --         1/16/86
North American - AG Growth & Income Fund (Division 1)               (12.10)        78.81           --        130.42         4/29/94
North American - AG High Yield Bond Fund (Division 19)               (7.29)           --           --         (1.05)        9/21/98
North American - AG International Equities Fund (Division 2)        (18.46)        29.25        80.36            --         10/2/89
North American - AG Money Market Fund (Division 6)                    4.53         20.32        37.61            --         1/16/86
North American - AG Stock Index Fund (Division 5)                   (10.62)       114.10       317.88            --         4/20/87
North American - AG Strategic Bond Fund (Division 20)                 0.76            --           --          6.97         9/21/98
North American - Neuberger Berman MidCap Value Fund (Division 21)    27.22            --           --         83.17         9/21/98
North American - T. Rowe Price Science & Technology Fund
(Division 23)                                                       (35.06)       105.14           --        306.91         4/29/94
OCCAT Managed Portfolio (Division 3)(2)                               8.22         72.97       361.37            --          8/1/88
Oppenheimer Capital Appreciation Fund/VA (Division 10)               (1.62)       159.39       415.32            --          4/3/85
Oppenheimer High Income Fund/VA (Division 12)                        (5.08)        21.49       163.77            --         4/30/86
Oppenheimer Main Street Growth & Income Fund/VA (Division 11)       (10.05)        90.41           --        136.94          7/5/95
Oppenheimer Small Cap Growth Fund/VA (Division 13)                  (19.48)           --           --         10.65          5/1/98
Putnam VT Global Growth Fund - Class IB Shares (Division 24)        (30.74)        86.95       201.05            --          5/1/90
Templeton Developing Markets Fund Class 2 (Division 14)(3)          (32.99)           --           --        (49.00)         3/1/96
Templeton International Fund Class 2 (Division 15)(4)                (3.74)        72.71           --        157.11          5/1/92
Van Kampen LIT Emerging Growth Portfolio  (Division 7)              (11.41)       231.26           --        285.28          7/3/95



----------

    * The performance figures in the Table reflect the investment performance for the Funds for the stated periods and should not be used to infer that future performance will be the same. The table reflects the historical performance of each Fund based on investment in a hypothetical Contract from the date of the Fund's inception. Hypothetical performance is based on the actual performance of the underlying Fund reduced by Separate Account fees that would have been incurred during the hypothetical period. The Standard Average Annual Total Return for Divisions 16-25 will be shown when it becomes available.

   ** As of the date of this prospectus, historical fund performance information was not available for the North American-Putnam Opportunities Fund and Putnam VT Voyager Fund II - Class IB Shares. Accordingly, there is no hypothetical historical performance to be shown for these two funds.

(1) The Janus Aspen Series-Service Shares commenced operations on December 31, 1999. The returns shown reflect the historical performance of a different class of shares (the Institutional Shares) prior to December 31, 1999, restated based on the Service Shares' estimated fees and expenses (ignoring any fee and expense limitations). The percentage show the change in performance from year-to-year during the period indicated. The Portfolios do not impose any sales or other charges that would affect performance computations. Each Portfolio's past performance does not necessarily indicate how it will perform in the future.

(2) On September 16, 1994, an investment company which had commenced operations on August 1, 1988 then called Quest For Value Accumulation Trust (the "Old Trust") was effectively divided into two investment funds, the Old Trust and the present OCC Accumulation Trust (the "New Trust"), at which time the New Trust commenced operations. The total assets of the Managed Portfolio immediately after the transaction were $682,601,380 with respect to the Old Trust and $51,345,102 with respect to the New Trust. For the period prior to September 16, 1994, the performance figure for the Managed Portfolio reflects the performance of the corresponding Managed Portfolio of the Old Trust.

(3) Effective May 1, 2000 the Templeton Developing Markets Fund (previously offered under the Contract) merged with the Templeton Developing Markets Equity Fund. At the same time as the merger, the Templeton Developing Markets Fund changed its name to the Templeton Developing Markets Securities Fund. Accordingly, the performance figures in the Table for the Fund through December 31, 1999, reflect the historical performance and inception date of the Templeton Developing Markets Fund. Additionally, performance for Class 2 shares reflects a blended figure, combining: (a) for periods prior to Class 2's inception of May 1, 1997, historical results of Class 1 shares; and (b) for periods after May 1, 1997, Class 2's results reflecting an additional 12b-1 fee expense which also affects all future performance. Blended figures assume reinvestment of dividends and capital gains.

(4) Effective May 1, 2000 the Templeton International Fund (previously offered under the Contract) merged with the Templeton International Equity Fund. At the same time as the merger, the Templeton International Fund changed its name to the Templeton International Securities Fund. Accordingly, the performance figures in the Table for the Fund through December 31, 1999, reflect the historical performance and inception date of the Templeton International Fund. Additionally, performance for Class 2 shares reflects a blended figure, combining: (a) for periods prior to Class 2's inception of May 1, 1997, historical results of Class 1 shares; and (b) for periods after May 1, 1997, Class 2's results reflecting an additional 12b-1 fee expense which also affects all future performance. Blended figures assume reinvestment of dividends and capital gains.


PERFORMANCE COMPARISONS

         THE PERFORMANCE OF A DIVISION MAY FROM TIME TO TIME BE COMPARED WITH THE FOLLOWING INDICES WHICH HAVE BEEN DEEMED BY THE COMPANY RELEVANT TO THE
DIVISION:

         The performance of the North American--AG Government Securities Fund Division Four may be compared to Lehman U.S. Government Index. The Lehman Brothers U.S. Government Index consists of securities issued by the U.S. Government (i.e., securities in the Treasury and Agency Indices). It includes public obligations of the U.S. Treasury with a remaining maturity of one year or more and publicly issued debt of U.S. Government agencies, quasi-federal corporations, and corporate or foreign debt.

         The performance of the North American--AG Growth & Income Fund Division One, OCCAT Managed Portfolio Division Three, North American--AG Stock Index Fund Division Five, AIM V.I. Capital Appreciation Fund Division Eight, Oppenheimer Capital Appreciation Fund/VA Division Ten, North American--T. Rowe Price Science & Technology Fund Division Twenty-Three, MFS VIT Capital Opportunities Series Division Eighteen, North American--Putnam Opportunities Fund Division Twenty-

Two, Putnam VT Voyager Fund II--Class IB Shares Division Twenty-Five, Janus Aspen Growth Portfolio--Service Shares Division Sixteen and the Oppenheimer Main Street Growth & Income Fund/VA Division Eleven may be compared to the Standard & Poor's(R) Corporation ("S&P(R)")(1) Composite Stock Price Index ("S&P 500(R) Index"). The S&P 500(R) Index is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The S&P 500(R) Index represents approximately 73% of the aggregate United States equity markets capitalization.

         The performance of the North American--AG International Equities Fund Division Two, the Templeton International Securities Fund -- Class Two Division Fifteen, and the Janus Aspen International Growth Portfolio -- Service Shares Division Seventeen may be compared to the Morgan Stanley Capital International ("MSCI") EAFE Index. The MSCI EAFE Index, which commenced in 1969, is an unmanaged stock index consisting of more than 1,000 companies from Europe, Australasia and the Far East. The index is capitalization weighted. It is a well known measure for international stock performance. Total returns (with income reinvested) for the MSCI EAFE Index are published using two methods. The first method includes gross income (income earned without subtracting foreign income taxes which may be withheld from foreign investors). The second method includes net income (income earned after subtracting estimated foreign taxes). The Division currently compares its performance with the index using the second method.

         The performance of the North American--AG Money Market Fund Division Six may be compared to Certificate of Deposit Primary Offering by New York City Banks, 30 Day Index (Primary CD Index). The index is a money market index which reflects the average rate paid by New York Banks on certificates of deposit of more than $100,000. The Index for 30 days is published daily.

         The performance of the Van Kampen LIT Emerging Growth Portfolio Division Seven may be compared to Russell 2000(R) Index ("Russell 2000")(2) and S&P MidCap 400(R) Index. The Russell 2000 was developed in 1984 by the
Frank Russell Trust Company to track the stock market performance of small capitalization domestic stocks. The Russell 2000 is market weighted and consists of approximately 2000 stocks. Stocks included in the Russell 2000 are chosen by the Frank Russell Trust Company on the basis of their market size. The S&P MidCap 400(R) Index is market weighted and consists of 400 stocks of domestic companies having a median market capitalization of approximately $1.37 billion. Stocks included in the S&P MidCap 400(R) Index are chosen on the basis of their market size, liquidity and industry group representation. No stocks included in the S&P 500 Index are included in the S&P MidCap 400(R) Index.

--------

         (1) "Standard & Poor's(R)", "S&P(R)", "S&P 500(R)" and "S&P MidCap 400(R)" are trademarks of Standard and Poor's ("S&P"). None of the Funds are sponsored, endorsed, sold or promoted by S&P and S&P makes no representation regarding the advisability of investing in these Funds.

         (2) The "Russell 2000(R) Index" and the "Russell 1000(R) Index" are trademark/service marks of the Frank Russell Trust Company. Russell(TM) is a trademark of the Frank Russell Trust Company.

         The performance of the AIM V.I. Diversified Income Fund Division Nine and the North American--AG Strategic Bond Fund Division Twenty, may be compared to Lehman Aggregate Bond Index. The Lehman Brothers Aggregate Bond Index is a market weighted index that contains individually priced U.S. Treasury, agency, corporate, and mortgage pass-through securities rated BBB or better.

         The performance of the North American--AG High Yield Bond Fund Division Nineteen may be compared to the Salomon Brothers High Yield Market Index.

         The performance of the Oppenheimer High Income Fund/VA Division Twelve may be compared to Merrill Lynch High Yield Master Index. The Merrill Lynch High Yield Master Index is an unmanaged index of U.S. corporate and government bonds that is a measure of the performance of the high-yield corporate bond market.

         The performance of the Oppenheimer Small Cap Growth Fund/VA Division Thirteen may be compared to the Russell 2000 Index. (See description above.)

         The performance of the North American--Neuberger Berman MidCap Value Fund Division Twenty-One may be compared to the Russell Mid Cap Index.

         The performance of the Templeton Developing Markets Securities Fund -- Class Two Division Fourteen and the Putnam VT Global Growth Fund -- Class IB Shares Division Twenty-Four, may be compared to MSCI World Index. The MSCI World Index is an unmanaged capitalization weighted index consisting of more than 1500 issues from 22 countries as well as certain South African gold mining issues.

PAYOUT PAYMENTS

ASSUMED INVESTMENT RATE

         The discussion concerning the amount of Payout Payments which follows this section is based on an Assumed Investment Rate of 3% per annum. The foregoing Assumed Investment Rates are used merely in order to determine the first monthly payment per thousand dollars of value. It should not be inferred that such rates will bear any relationship to the actual net investment experience of A.G. Separate Account A.

AMOUNT OF PAYOUT PAYMENTS

         The amount of the first variable annuity payment to the Annuitant will depend on the amount of the Account Value applied to effect the variable annuity as of the tenth day immediately preceding the date payout payments commence, the amount of any premium tax owed, the annuity option selected, and the age of the Annuitant.

         The Contracts contain tables indicating the dollar amount of the first payout payment under each payout option for each $1,000 of Account Value (after the deduction for any premium tax) at various ages. These tables are based upon the Annuity 2000 Table (promulgated by the Society of Actuaries) and an Assumed Investment Rate of 3%.

         The portion of the first monthly variable payout payment derived from a Division of A.G. Separate Account A is divided by the Payout Unit value for that Division (calculated ten days prior to the date of the first monthly payment) to determine the number of Payout Units in each Division represented by the payment. The number of such units will remain fixed during the Payout Period, assuming the Annuitant makes no transfers of Payout Units to provide Payout Units under another Division or to provide a fixed annuity.

         In any subsequent month, the dollar amount of the variable payout payment derived from each Division is determined by multiplying the number of Payout Units in that Division by the value of such Payout Unit on the tenth day preceding the due date of such payment. The Payout Unit value will increase or decrease in proportion to the net investment return of the Division or Divisions underlying the variable payout since the date of the previous payout payment, less an adjustment to neutralize the 3% or other Assumed Investment Rate referred to above.

         Therefore, the dollar amount of variable payout payments after the first will vary with the amount by which the net investment return is greater or less than 3% per annum. For example, if a Division has a cumulative net investment return of 5% over a one year period, the first payout payment in the next year will be approximately 2 percentage points greater than the payment on the same date in the preceding year, and subsequent payments will continue to vary with the investment experience of the Division. If such net investment return is 1% over a one year period, the first payout payment in the next year will be approximately 2 percentage points less than the payment on the same date in the preceding year, and subsequent payments will continue to vary with the investment experience of the applicable Division.

         Each deferred Contract provides that, when fixed payout payments are to be made under one of the first three payout options, the monthly payment to the Annuitant will not be less than the monthly payment produced by the then current settlement option rates, which will not be less than the rates used for a currently issued single payment immediate annuity contract. The purpose of this provision is to assure the Annuitant that, at retirement, if the fixed payout purchase rates then required by the Company for new single payment immediate annuity contracts are significantly more favorable than the annuity rates guaranteed by a Contract, the Annuitant will be given the benefit of the new annuity rates.

PAYOUT UNIT VALUE

         The value of a Payout Unit is calculated at the same time that the value of a Purchase Unit is calculated and is based on the same values for Fund shares and other assets and liabilities. (See "Purchase Period" in the prospectus.) The calculation of Payout Unit value is discussed in the prospectus under "Payout Period."

         The following illustrations show, by use of hypothetical examples, the method of determining the Payout Unit value and the amount of variable annuity payments.

                ILLUSTRATION OF CALCULATION OF PAYOUT UNIT VALUE



 1. Payout Unit value, beginning of period....................................     $     .980000
 2. Net investment factor for Period (see Example 3)..........................          1.023558
 3. Daily adjustment for 3% Assumed Investment Rate...........................           .999906
 4. (2)X(3)...................................................................          1.023462
 5. Payout Unit value, end of period (1)X(4)..................................     $    1.002993

                         ILLUSTRATION OF PAYOUT PAYMENTS

 1. Number of Purchase Units at Payout Date...................................            10,000.00
 2. Purchase Unit value (see Example 3).......................................         $   1.800000
 3. Account Value of Contract (1)X(2).........................................         $  18,000.00
 4. First monthly Payout Payment per $1,000 of Account Value..................         $       5.63
 5. First monthly Payout Payment (3)X(4)/1,000................................         $     101.34
 6. Payout Unit value (see Example 10)........................................         $    .980000
 7. Number of Payout Units (5)/(6)............................................              103.408
 8. Assume Payout Unit value for second month equal to........................         $    .997000
 9. Second monthly Payout Payment (7)X(8).....................................         $     103.10
10. Assume Payout Unit value for third month equal to.........................         $    .953000
11. Third monthly Payout Payment (7)X(10).....................................         $      98.55


GUARANTEED MINIMUM INCOME BENEFIT

         The GMIB provides Owners with a minimum level of income in the future by guaranteeing a Minimum Payout Value, regardless of Account Value performance.

         Owners may select the GMIB subject to the following conditions:

         a. It may be elected only at the time that the Contract is issued;

         b. It may not be selected for Contracts with an Owner, including Joint Owner, or an Annuitant age 80 or older on the date that the Contract is issued; and

         c.       Election of the GMIB is irrevocable.

         On the date that the Contract is issued, the Minimum Payout Value is equal to the value of the Initial Purchase Payment plus Bonus, if any, made to the Contract. Thereafter, the Minimum Payout Value will be the greater of B or the accumulated value of A below.

         A is:

         i. The value of the Initial Purchase Payment plus Bonus, if any, made to the Contract on the date that the Contract is issued; plus

         ii. Any additional Purchase Payments (plus Bonuses) made within the first 5 Contract Years; minus

         iii. The amount of any partial withdrawals or other distributions from the Contract (not including any deduction for any Contract charges);

         iv.      Credited with interest each day at 5%; and


         B is the highest Step-Up Value prior to the date the Owner elects to exercise the GMIB. The Step-Up Value is equal to:

         i. The greatest Account Value on any prior Contract Anniversary, plus;

         ii. Any additional Purchase Payments (plus Bonuses) made both after such Contract Anniversary and within the first 5 Contract Years; minus

         iii. The amount of any partial withdrawals or other distributions from the Contract (not including any Contract charges) made after such Contract Anniversary.


         For Fixed Payout Payments, only the minimum guaranteed Payout (referred to as "Annuity") Tables contained in the Contract will be used to determine the GMIB. The Payout Payments provided under the GMIB may at the time that Payout Payments begin be less than those provided under the standard Payout Payment provisions contained in the Contract. In this event, the Company will make Payout Payments provided under the Contract's standard annuitization provisions. However, you will not be refunded the GMIB charge deducted from your Variable Account Options, even if your Payout Payment falls under the standard Contract Payout Payment provisions and not the GMIB provisions.


DISTRIBUTION OF VARIABLE ANNUITY CONTRACTS

         The Company has qualified or intends to qualify the Contracts for sale in 47 states and the District of Columbia and will commence offering the Contracts promptly upon qualification in each such jurisdiction.

         The Contracts are sold in a continuous offering by licensed insurance agents who are registered representatives of broker-dealers which are members of the National Association of Securities Dealers, Inc. (the "NASD"). In some cases the broker-dealers are exempt from registration. The principal underwriter for A.G. Separate Account A is American General Distributors, Inc. ("Distributor"). Distributor was formerly known as A.G. Distributors, Inc. In the States of Florida and Illinois, the

Distributor is known as American General Financial Distributors of Florida, Inc. and American General Financial Distributors of Illinois, Inc., respectively. Distributor's address is 2929 Allen Parkway, Houston, Texas 77019. Distributor is a Delaware corporation organized in 1994 and is a member of the NASD.

         The broker-dealers whose agents sell the Contracts will be compensated for such sales by commissions ranging up to 7% of each Purchase Payment. The Company may from time to time pay a trail commission to the licensed agents who sell the Contracts. (These various commissions are paid by the Company and do not result in any charge to Contract Owners or to A.G. Separate Account A in addition to the charges described under "Fees and Charges" in the prospectus.)

         Pursuant to its underwriting agreement with Distributor and A.G. Separate Account A, the Company reimburses Distributor for reasonable sales expenses, including overhead expenses. Sales commissions paid for the years 1998, 1999 and 2000 were $8,646,861.37, $6,110,251.97 and $3,776,839.59, respectively. Distributor retained $0 in Commissions for the years, 1998, 1999 and 2000.

EXPERTS

         The balance sheets of the Company at December 31, 2000 and 1999, and the related statements of income, changes in stockholder's equity, comprehensive income, and cash flows for the years ended December 31, 2000 and 1999, the ten months ended December 31, 1998, and the two months ended February 28, 1998, and the statements of net assets and operations for the Company's A.G. Separate Account A at December 31, 2000 and for the year then ended, and the statements of changes in net assets for each of the two years in the period then ended, all of which are included in this Statement of Additional Information have been audited by Ernst & Young LLP, independent auditors, as set forth in their reports appearing elsewhere herein and are included in reliance upon such reports given upon the authority of such firm as experts in accounting and auditing.

         The address of Ernst & Young LLP, independent auditors for the financial statements of American General Annuity Insurance Company and A. G. Separate Account A, is One Houston Center, 1221 McKinney Street, Suite 2400, Houston, Texas 77010-2007.

COMMENTS ON FINANCIAL STATEMENTS

         The financial statements of American General Annuity Insurance Company should be considered only as bearing upon the ability of the Company to meet its obligations under the Contracts, which include death benefits, and its assumption of the mortality and expense risks.

         The Separate Account financial statements contained herein reflect the composition of the Separate Account as of December 31, 2000, and for the year then ended.

                                TABLE OF CONTENTS

A.G. SEPARATE ACCOUNT A - ANNUAL REPORT
DECEMBER 31, 2000

Report of Independent Auditors ......................................        1
Summary of Financial Statements .....................................        3
Statement of Net Assets .............................................        4
Statement of Operations .............................................        8
Statements of Changes in Net Assets .................................       12
Notes to Financial Statements  ......................................       28

                        REPORT OF INDEPENDENT AUDITORS                         1

TO THE BOARD OF DIRECTORS OF AMERICAN GENERAL ANNUITY INSURANCE COMPANY AND CONTRACT OWNERS OF A.G. SEPARATE ACCOUNT A

We have audited the accompanying statement of net assets of A.G. Separate Account A (comprised of the following sub-accounts: Oppenheimer Main Street Growth & Income Fund /VA, Oppenheimer Capital Appreciation Fund /VA, Oppenheimer Small Cap Growth Fund /VA, Oppenheimer High Income Fund /VA, Templeton Developing Markets Securities Fund - Class 2, Templeton International Securities Funds- Class 2, Franklin Small Cap Fund - Class 2, AIM V.I. Capital Appreciation Fund, AIM V.I. Diversified Income Fund, AIM V.I. Value Fund, AIM V.I. International Equity Fund, Van Kampen LIT Emerging Growth Portfolio, Van Kampen LIT Enterprise Portfolio, North American - AG Stock Index Fund, North American - AG Growth & Income Fund, North American - AG International Equities Fund, North American - AG Government Securities Fund, North American - T. Rowe Price Science & Technology Fund, North American - Putnam Opportunities Fund, North American - AG Money Market Fund, North American - Neuberger Berman MidCap Value Fund, North American - AG High Yield Bond Fund, North American - AG Strategic Bond Fund, One Group Investment Trust Diversified Equity Portfolio, One Group Investment Trust Equity Index Portfolio, One Group Investment Trust Large Cap Growth Portfolio, One Group Investment Trust Mid Cap Value Portfolio, One Group Investment Trust Mid Cap Growth Portfolio, One Group Investment Trust Diversified Mid Cap Portfolio, One Group Investment Trust Government Bond Portfolio, One Group Investment Trust Bond Portfolio, One Group Investment Trust Balanced Portfolio, OCCAT Managed Portfolio, Janus Aspen Growth Portfolio - Service Shares, Janus Aspen International Growth Portfolio - Service Shares, MFS Variable Insurance Trust Capital Opportunities Series, Putnam VT Voyager Fund II- Class IB Shares, Putnam VT Global Growth Fund- Class IB Shares, State Street Global Advisors Money Market Portfolio, State Street Global Advisors Growth Equity Portfolio, Credit Suisse Growth and Income Portfolio, Credit Suisse International Equity Portfolio, Van Kampen Emerging Growth Portfolio, American General U.S. Government Securities Portfolio, and EliteValue Portfolio) (collectively, the "Separate Account") as of December 31, 2000, and the related statement of operations for the period ended December 31, 2000 as indicated therein and the statements of changes in net assets for the periods ended December 31, 2000 and 1999 as indicated therein. These financial statements are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatements. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2000, by correspondence with the custodians. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of A.G. Separate Account A at December 31, 2000, and the results of its operations for the period ended December 31, 2000 as indicated therein and changes in its net assets for the periods ended December 31, 2000 and 1999 as indicated therein, in conformity with accounting principles generally accepted in the United States.

                                       /s/ ERNST & YOUNG LLP

Houston, Texas
March 21, 2001

2



                           [INTENTIONALLY LEFT BLANK]

                        SUMMARY OF FINANCIAL STATEMENTS                        3

STATEMENT OF NET ASSETS
December 31, 2000

                                                                                                      ALL
ASSETS:                                                                                           SUB-ACCOUNTS
                                                                                                  ------------
Total investment in shares of mutual funds, at market (Cost $335,311,488) .....................   $309,364,880
                                                                                                  ------------
NET ASSETS ....................................................................................   $309,364,880
                                                                                                  ------------
NET ASSETS ATTRIBUTABLE TO:
Contract owners - reserves for redeemable annuity contracts
  (net of applicable contract loans - partial withdrawals with right of reinvestment) .........   $309,364,880
                                                                                                  ------------
NET ASSETS ATTRIBUTABLE TO CONTRACT OWNER RESERVES ............................................   $309,364,880
                                                                                                  ============

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2000

                                                                                                      ALL
INVESTMENT INCOME:                                                                                SUB-ACCOUNTS
                                                                                                  ------------
Dividends from mutual funds ...................................................................   $  3,957,151
                                                                                                  ------------
EXPENSES:
Mortality and expense risk, administrative fees and maintenance charges .......................      3,513,243
                                                                                                  ------------
NET INVESTMENT INCOME .........................................................................        443,908
                                                                                                  ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments ..............................................................        456,164
Capital gains distributions from mutual funds .................................................     11,449,746
Net unrealized depreciation of investments during the period ..................................    (33,672,694)
                                                                                                  ------------
  Net realized and unrealized loss on investments .............................................    (21,766,784)
                                                                                                  ------------
DECREASE IN NET ASSETS RESULTING FROM OPERATIONS ..............................................   $(21,322,876)
                                                                                                  ============

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31

                                                                                                       ALL SUB-ACCOUNTS
                                                                                                  ----------------------------
                                                                                                      2000            1999
                                                                                                  ------------    ------------
OPERATIONS:
Net investment income .........................................................................   $    443,908    $    649,009
Net realized gain on investments ..............................................................        456,164      27,843,075
Capital gains distributions from mutual funds .................................................     11,449,746         442,717
Net unrealized appreciation (depreciation) of investments during the period ...................    (33,672,694)         74,258
                                                                                                  ------------    ------------
  Increase (decrease) in net assets resulting from operations .................................    (21,322,876)     29,009,059
                                                                                                  ------------    ------------
PRINCIPAL TRANSACTIONS:
Contract purchase payments ....................................................................     91,740,962      31,465,485
Death benefit payments ........................................................................     (2,353,354)     (1,368,376)
Surrenders of accumulation units by terminations and withdrawals ..............................    (24,227,210)    (11,255,790)
Amounts transferred from the Company's general account ........................................     77,302,598      69,003,716
                                                                                                  ------------    ------------
  Increase in net assets resulting from principal transactions ................................    142,462,996      87,845,035
Return of capital to the Company ..............................................................             --     (17,206,028)
                                                                                                  ------------    ------------
  Increase in net assets from principal transactions
    and return of capital to the Company ......................................................    142,462,996      70,639,007
                                                                                                  ------------    ------------
TOTAL INCREASE IN NET ASSETS ..................................................................    121,140,120      99,648,066
NET ASSETS:
Beginning of period ...........................................................................    188,224,760      88,576,694
                                                                                                  ------------    ------------
End of period .................................................................................   $309,364,880    $188,224,760
                                                                                                  ============    ============



SEE NOTES TO FINANCIAL STATEMENTS.

4                 STATEMENT OF NET ASSETS - DECEMBER 31, 2000

                                                                 OPPENHEIMER
                                                                 MAIN STREET      OPPENHEIMER       OPPENHEIMER
                                                                   GROWTH           CAPITAL          SMALL CAP        OPPENHEIMER
                                                                  & INCOME        APPRECIATION         GROWTH         HIGH INCOME
                                                                   FUND/VA          FUND/VA           FUND/VA           FUND/VA
                                                               ---------------  ----------------  ----------------  ----------------
ASSETS:
Investment in shares of mutual funds, at market .............. $    15,579,778  $     10,747,541  $      3,920,599  $      7,205,177
                                                               ---------------  ----------------  ----------------  ----------------
NET ASSETS ................................................... $    15,579,778  $     10,747,541  $      3,920,599  $      7,205,177
                                                               ===============  ================  ================  ================

NET ASSETS ATTRIBUTABLE TO:
Contract owners - reserves for redeemable annuity contracts
  (net of applicable contract loans - partial withdrawals with
  right of reinvestment) ..................................... $    15,579,778  $     10,747,541  $      3,920,599  $      7,205,177
                                                               ---------------  ----------------  ----------------  ----------------
NET ASSETS ATTRIBUTABLE TO CONTRACT OWNER RESERVES ........... $    15,579,778  $     10,747,541  $      3,920,599  $      7,205,177
                                                               ===============  ================  ================  ================

                                                                                                                         NORTH
                                                                 VAN KAMPEN        VAN KAMPEN          NORTH          AMERICAN-AG
                                                                     LIT              LIT           AMERICAN-AG          GROWTH
                                                               EMERGING GROWTH     ENTERPRISE       STOCK INDEX         & INCOME
                                                                  PORTFOLIO        PORTFOLIO            FUND              FUND
                                                               ---------------  ----------------  ----------------  ----------------
ASSETS:
Investment in shares of mutual funds, at market .............. $    41,383,887  $      1,715,795  $     20,563,374  $     23,702,997
                                                               ---------------  ----------------  ----------------  ----------------
NET ASSETS ................................................... $    41,383,887  $      1,715,795  $     20,563,374  $     23,702,997
                                                               ===============  ================  ================  ================

NET ASSETS ATTRIBUTABLE TO:
Contract owners - reserves for redeemable annuity contracts
  (net of applicable contract loans - partial withdrawals with
  right of reinvestment) ..................................... $    41,383,887  $      1,715,795  $     20,563,374  $     23,702,997
                                                               ---------------  ----------------  ----------------  ----------------
NET ASSETS ATTRIBUTABLE TO CONTRACT OWNER RESERVES ........... $    41,383,887  $      1,715,795  $     20,563,374  $     23,702,997
                                                               ===============  ================  ================  ================


                                                                                    ONE GROUP                           ONE GROUP
                                                               NORTH AMERICAN-  INVESTMENT TRUST     ONE GROUP      INVESTMENT TRUST
                                                                 AG STRATEGIC     DIVERSIFIED     INVESTMENT TRUST     LARGE CAP
                                                                    BOND             EQUITY         EQUITY INDEX         GROWTH
                                                                    FUND           PORTFOLIO         PORTFOLIO         PORTFOLIO
                                                               ---------------  ----------------  ----------------  ----------------
ASSETS:
Investment in shares of mutual funds, at market .............. $         1,045  $      9,321,320  $      4,925,947  $     15,646,541
                                                               ---------------  ----------------  ----------------  ----------------
NET ASSETS ................................................... $         1,045  $      9,321,320  $      4,925,947  $     15,646,541
                                                               ===============  ================  ================  ================

NET ASSETS ATTRIBUTABLE TO:
Contract owners - reserves for redeemable annuity contracts
  (net of applicable contract loans - partial withdrawals with
  right of reinvestment) ..................................... $         1,045  $      9,321,320  $      4,925,947  $     15,646,541
                                                               ---------------  ----------------  ----------------  ----------------
NET ASSETS ATTRIBUTABLE TO CONTRACT OWNER RESERVES ........... $         1,045  $      9,321,320  $      4,925,947  $     15,646,541
                                                               ===============  ================  ================  ================



SEE NOTES TO FINANCIAL STATEMENTS.

                  STATEMENT OF NET ASSETS - DECEMBER 31, 2000                  5

   TEMPLETON
   DEVELOPING        TEMPLETON                            AIM V.I.          AIM V.I.                          AIM V.I.
    MARKETS        INTERNATIONAL        FRANKLIN           CAPITAL        DIVERSIFIED         AIM V.I.     INTERNATIONAL
   SECURITIES        SECURITIES         SMALL CAP       APPRECIATION         INCOME            VALUE           EQUITY
  FUND-CLASS 2      FUND-CLASS 2      FUND-CLASS 2          FUND              FUND              FUND            FUND
----------------  ----------------  ----------------  ----------------  ----------------  ---------------- ---------------

$      1,994,441  $      2,816,957  $      3,234,325  $      9,014,420  $      3,143,317  $     16,384,741 $     6,678,363
----------------  ----------------  ----------------  ----------------  ----------------  ---------------- ---------------
$      1,994,441  $      2,816,957  $      3,234,325  $      9,014,420  $      3,143,317  $     16,384,741 $     6,678,363
================  ================  ================  ================  ================  ================ ===============



$      1,994,441  $      2,816,957  $      3,234,325  $      9,014,420  $      3,143,317  $     16,384,741 $     6,678,363
----------------  ----------------  ----------------  ----------------  ----------------  ---------------- ---------------
$      1,994,441  $      2,816,957  $      3,234,325  $      9,014,420  $      3,143,317  $     16,384,741 $     6,678,363
================  ================  ================  ================  ================  ================ ===============


     NORTH             NORTH         NORTH AMERICAN-                                       NORTH AMERICAN-
  AMERICAN-AG       AMERICAN-AG       T.ROWE PRICE     NORTH AMERICAN-       NORTH            NEUBERGER    NORTH AMERICAN-
 INTERNATIONAL       GOVERNMENT         SCIENCE &          PUTNAM         AMERICAN-AG          BERMAN          AG HIGH
    EQUITIES         SECURITIES        TECHNOLOGY       OPPORTUNITIES     MONEY MARKET      MIDCAP VALUE     YIELD BOND
      FUND              FUND              FUND              FUND              FUND              FUND            FUND
----------------  ----------------  ----------------  ----------------  ----------------  ---------------- ---------------

$      5,571,886  $     20,273,189  $         27,202  $         10,188  $      5,099,890  $         36,715 $         5,936
----------------  ----------------  ----------------  ----------------  ----------------  ---------------- ---------------
$      5,571,886  $     20,273,189  $         27,202  $         10,188  $      5,099,890  $         36,715 $         5,936
================  ================  ================  ================  ================  ================ ===============



$      5,571,886  $     20,273,189  $         27,202  $         10,188  $      5,099,890  $         36,715 $         5,936
----------------  ----------------  ----------------  ----------------  ----------------  ---------------- ---------------
$      5,571,886  $     20,273,189  $         27,202  $         10,188  $      5,099,890  $         36,715 $         5,936
================  ================  ================  ================  ================  ================ ===============


    ONE GROUP         ONE GROUP         ONE GROUP        ONE GROUP
INVESTMENT TRUST  INVESTMENT TRUST  INVESTMENT TRUST  INVESTMENT TRUST      ONE GROUP        ONE GROUP
     MID CAP           MID CAP         DIVERSIFIED       GOVERNMENT     INVESTMENT TRUST  INVESTMENT TRUST      OCCAT
      VALUE            GROWTH            MID CAP            BOND              BOND            BALANCED         MANAGED
    PORTFOLIO         PORTFOLIO         PORTFOLIO        PORTFOLIO          PORTFOLIO         PORTFOLIO       PORTFOLIO
----------------  ----------------  ----------------  ----------------  ----------------  ---------------- ---------------

$     10,559,628  $      9,517,820  $      2,350,055  $     10,974,939  $     10,666,481  $      5,350,623 $    30,796,450
----------------  ----------------  ----------------  ----------------  ----------------  ---------------- ---------------
$     10,559,628  $      9,517,820  $      2,350,055  $     10,974,939  $     10,666,481  $      5,350,623 $    30,796,450
================  ================  ================  ================  ================  ================ ===============



$     10,559,628  $      9,517,820  $      2,350,055  $     10,974,939  $     10,666,481  $      5,350,623 $    30,796,450
----------------  ----------------  ----------------  ----------------  ----------------  ---------------- ---------------
$     10,559,628  $      9,517,820  $      2,350,055  $     10,974,939  $     10,666,481  $      5,350,623 $    30,796,450
================  ================  ================  ================  ================  ================ ===============

6                   STATEMENT OF NET ASSETS - DECEMBER 31, 2000

                                                                                 JANUS ASPEN
                                                                 JANUS ASPEN    INTERNATIONAL      MFS VIT        PUTNAM VT
                                                                    GROWTH          GROWTH         CAPITAL     VOYAGER FUND II-
                                                                  PORTFOLIO-      PORTFOLIO-    OPPORTUNITIES      CLASS IB
                                                                SERVICE SHARES  SERVICE SHARES     SERIES           SHARES
                                                                --------------  --------------  -------------  ----------------
ASSETS:
Investment in shares of mutual funds, at market ..............  $       54,742  $       24,914  $      27,808  $         32,968
                                                                --------------  --------------  -------------  ----------------
NET ASSETS ...................................................  $       54,742  $       24,914  $      27,808  $         32,968
                                                                ==============  ==============  =============  ================

NET ASSETS ATTRIBUTABLE TO:
Contract owners - reserves for redeemable annuity contracts
  (net of applicable contract loans - partial withdrawals with
  right of reinvestment) .....................................  $       54,742  $       24,914  $      27,808  $         32,968
                                                                --------------  --------------  -------------  ----------------
NET ASSETS ATTRIBUTABLE TO CONTRACT OWNER RESERVES ...........  $       54,742  $       24,914  $      27,808  $         32,968
                                                                ==============  ==============  =============  ================

                                                                  PUTNAM VT
                                                                GLOBAL GROWTH
                                                                FUND-CLASS IB
                                                                    SHARES
                                                                --------------
ASSETS:
Investment in shares of mutual funds, at market ............... $        2,881
                                                                --------------
NET ASSETS .................................................... $        2,881
                                                                ==============

NET ASSETS ATTRIBUTABLE TO:
Contract owners - reserves for redeemable annuity contracts
  (net of applicable contract loans - partial withdrawals with
  right of reinvestment) ...................................... $        2,881
                                                                --------------
NET ASSETS ATTRIBUTABLE TO CONTRACT OWNER RESERVES ............ $        2,881
                                                                ==============


SEE NOTES TO FINANCIAL STATEMENTS.

                           [INTENTIONALLY LEFT BLANK]

8        STATEMENT OF OPERATIONS - FOR THE YEAR ENDED DECEMBER 31, 2000

                                                                              OPPENHEIMER
                                                                              MAIN STREET   OPPENHEIMER   OPPENHEIMER
                                                                                GROWTH         CAPITAL     SMALL CAP    OPPENHEIMER
                                                                                & INCOME    APPRECIATION    GROWTH      HIGH INCOME
                                                                                FUND/VA        FUND/VA      FUND/VA       FUND/VA
                                                                            --------------- ------------  -----------   -----------
INVESTMENT INCOME:
Dividends from mutual funds ............................................... $        43,222 $      9,427    $      --   $   312,358
                                                                            --------------- ------------  -----------   -----------

EXPENSES:
Mortality and expense risk, administrative fees and maintenance charges ...         192,057      130,329       45,972        60,214
                                                                            --------------- ------------  -----------   -----------
NET INVESTMENT INCOME (LOSS) ..............................................        (148,835)    (120,902)     (45,972)      252,144
                                                                            --------------- ------------  -----------   -----------

REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS:
Net realized gain (loss) on investments ...................................         105,343      225,960       76,514       (59,347)
Capital gains distributions from mutual funds .............................         570,647      503,065      115,054            --
Net unrealized appreciation (depreciation)
  of investments during the period ........................................      (2,099,936)  (1,053,401)    (981,896)     (480,616)
                                                                            --------------- ------------  -----------   -----------
     Net realized and unrealized gain (loss) on investments ...............      (1,423,946)    (324,376)    (790,328)     (539,963)
                                                                            --------------- ------------  -----------   -----------
INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS ............................................... $    (1,572,781)$   (445,278) $  (836,300)  $  (287,819)
                                                                            =============== ============  ============  ===========


                                                                                                                           NORTH
                                                                              VAN KAMPEN     VAN KAMPEN      NORTH      AMERICAN-AG
                                                                                  LIT           LIT       AMERICAN-AG     GROWTH
                                                                            EMERGING GROWTH  ENTERPRISE   STOCK INDEX    & INCOME
                                                                               PORTFOLIO     PORTFOLIO       FUND          FUND
                                                                            --------------- ------------  -----------   -----------
INVESTMENT INCOME:
Dividends from mutual funds ............................................... $            -- $        623  $   186,360   $   177,653
                                                                            --------------- ------------  -----------   -----------

EXPENSES:
Mortality and expense risk, administrative fees
  and maintenance charges .................................................         632,550       10,409      321,224       385,060
                                                                            --------------- ------------  -----------   -----------
NET INVESTMENT INCOME (LOSS) ..............................................        (632,550)      (9,786)    (134,864)     (207,407)
                                                                            --------------- ------------  -----------   -----------

REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS:
Net realized gain (loss) on investments ...................................         962,054        4,790      (47,957)     (177,094)
Capital gains distributions from mutual funds .............................         116,942       35,137      568,246     4,672,089
Net unrealized appreciation (depreciation)
  of investments during the period ........................................      (7,017,305)    (342,022)  (2,858,308)   (7,632,486)
                                                                            --------------- ------------  -----------   -----------
     Net realized and unrealized gain (loss) on investments ...............      (5,938,309)    (302,095)  (2,338,019)   (3,137,491)
                                                                            --------------- ------------  -----------   -----------
INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS ............................................... $    (6,570,859)$   (311,881) $(2,472,883)  $(3,344,898)
                                                                            =============== ============  ============  ===========


(1) For the period November 15, 2000 to December 31, 2000.

SEE NOTES TO FINANCIAL STATEMENTS.

         STATEMENT OF OPERATIONS - FOR THE YEAR ENDED DECEMBER 31, 2000        9

  TEMPLETON
 DEVELOPING      TEMPLETON                         AIM V.I.        AIM V.I.                         AIM V.I.
   MARKETS     INTERNATIONAL     FRANKLIN          CAPITAL        DIVERSIFIED      AIM V.I.       INTERNATIONAL
 SECURITIES     SECURITIES      SMALL CAP        APPRECIATION       INCOME          VALUE            EQUITY
FUND-CLASS 2   FUND-CLASS 2    FUND-CLASS 2          FUND            FUND            FUND             FUND
-------------  ------------- ---------------   ---------------   ------------  ---------------   ---------------

$       9,390  $      30,906 $         6,447   $            --   $    198,743  $        19,810   $        16,244
-------------  ------------- ---------------   ---------------   ------------  ---------------   ---------------

       21,165         30,768          22,472           122,507         35,590          106,535            42,277
-------------  ------------- ---------------   ---------------   ------------  ---------------   ---------------
      (11,775)           138         (16,025)         (122,507)       163,153          (86,725)          (26,033)
-------------  ------------- ---------------   ---------------   ------------  ---------------   ---------------



     (233,443)        (2,358)         11,045           248,690        (38,249)           5,286             4,533
           --        207,864          16,183           250,241             --          690,137           415,801

     (347,396)      (260,819)       (634,329)       (1,925,569)      (135,559)      (2,971,790)       (1,709,532)
-------------  ------------- ---------------   ---------------   ------------  ---------------   ---------------
     (580,839)       (55,313)       (607,101)       (1,426,638)      (173,808)      (2,276,367)       (1,289,198)
-------------  ------------- ---------------   ---------------   ------------  ---------------   ---------------

$    (592,614) $     (55,175)$      (623,126)  $    (1,549,145)  $    (10,655) $    (2,363,092)  $    (1,315,231)
=============  ============= ===============   ===============   ============  ===============   ===============


    NORTH          NORTH     NORTH AMERICAN-                                   NORTH AMERICAN-
 AMERICAN-AG    AMERICAN-AG   T. ROWE PRICE    NORTH AMERICAN-      NORTH         NEUBERGER      NORTH AMERICAN-
INTERNATIONAL    GOVERNMENT     SCIENCE &          PUTNAM        AMERICAN-AG       BERMAN         AG HIGH YIELD
  EQUITIES       SECURITIES     TECHNOLOGY      OPPORTUNITIES    MONEY MARKET    MIDCAP VALUE         BOND
    FUND           FUND          FUND(1)           FUND(1)           FUND          FUND(1)           FUND(1)
-------------  ------------- ---------------   ---------------   ------------  ---------------   ---------------

$      67,417  $  1,148,550  $            --   $            --   $    340,116  $            28   $           127
-------------  ------------- ---------------   ---------------   ------------  ---------------   ---------------



       88,119       273,460               21                 6         80,434               45                 6
-------------  ------------- ---------------   ---------------   ------------  ---------------   ---------------
      (20,702)      875,090              (21)               (6)       259,682              (17)              121
-------------  ------------- ---------------   ---------------   ------------  ---------------   ---------------



     (126,026)       33,392               --                --             --                1                --
      662,247            --            3,253                --             --            1,403                --

   (1,773,046)    1,159,582           (3,739)              285             --            1,126              (120)
-------------  ------------- ---------------   ---------------   ------------  ---------------   ---------------
   (1,236,825)    1,192,974             (486)              285             --            2,530              (120)
-------------  ------------- ---------------   ---------------   ------------  ---------------   ---------------

$  (1,257,527) $  2,068,064  $          (507)  $           279   $    259,682  $         2,513   $             1
=============  ============  ===============   ===============   ============  ===============   ===============

10       STATEMENT OF OPERATIONS - FOR THE YEAR ENDED DECEMBER 31, 2000

                                                                            ONE GROUP         ONE GROUP        ONE GROUP
                                                     NORTH AMERICAN-    INVESTMENT TRUST   INVESTMENT TRUST INVESTMENT TRUST
                                                      AG STRATEGIC         DIVERSIFIED          EQUITY         LARGE CAP
                                                          BOND               EQUITY             INDEX            GROWTH
                                                         FUND(1)            PORTFOLIO          PORTFOLIO       PORTFOLIO
                                                    -----------------   ----------------   ---------------- ----------------
INVESTMENT INCOME:
Dividends from mutual funds ......................  $              33   $         23,644   $         36,282 $             --
                                                    -----------------   ----------------   ---------------- ----------------

EXPENSES:
Mortality and expense risk, administrative
  fees and maintenance charges ...................                  1             56,425             36,108          109,669
                                                    -----------------   ----------------   ---------------- ----------------
NET INVESTMENT INCOME (LOSS) .....................                 32            (32,781)               174         (109,669)
                                                    -----------------   ----------------   ---------------- ----------------

REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS:
Net realized gain (loss) on investments ..........                 --             (3,804)             4,187            5,587
Capital gains distributions from mutual funds ....                 --                 --             28,427          110,338
Net unrealized appreciation (depreciation)
  of investments during the period ...............                (18)          (474,445)          (459,440)      (3,724,921)
                                                    -----------------   ----------------   ---------------- ----------------
     Net realized and unrealized gain (loss) on
       investments ...............................                (18)          (478,249)          (426,826)      (3,608,996)
                                                    -----------------   ----------------   ---------------- ----------------
INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS ......................  $              14   $       (511,030)  $       (426,652)$     (3,718,665)
                                                    =================   ================   ================ ================


                                                                           JANUS ASPEN
                                                       JANUS ASPEN        INTERNATIONAL        MFS VIT         PUTNAM VT
                                                         GROWTH              GROWTH            CAPITAL      VOYAGER FUND II-
                                                        PORTFOLIO-          PORTFOLIO-      OPPORTUNITIES       CLASS IB
                                                    SERVICE SHARES(1)   SERVICE SHARES(1)     SERIES(1)        SHARES(1)
                                                    -----------------   ----------------   ---------------- ----------------
INVESTMENT INCOME:
Dividends from mutual funds ......................  $              --   $              39   $          --   $             --
                                                    -----------------   -----------------   -------------   ----------------

EXPENSES:
Mortality and expense risk, administrative
  fees and maintenance charges ...................                 34                  22              25                 37
                                                    -----------------   -----------------   -------------   ----------------
NET INVESTMENT INCOME (LOSS) .....................                (34)                 17             (25)               (37)
                                                    -----------------   -----------------   -------------   ----------------

REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS:
Net realized gain (loss) on investments ..........                 --                  --              (8)                (1)
Capital gains distributions from mutual funds ....                 --                  --              --                 --
Net unrealized appreciation (depreciation)
  of investments during the period ...............               (305)               (572)            363             (1,297)
                                                    -----------------   -----------------   -------------   ----------------
     Net realized and unrealized gain (loss)
       on investments ............................               (305)               (572)            355             (1,298)
                                                    -----------------   -----------------   -------------   ----------------
INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS ......................  $            (339)  $            (555)  $         330   $         (1,335)
                                                    =================   =================   =============   ================


(1) For the period November 15, 2000 to December 31, 2000.

SEE NOTES TO FINANCIAL STATEMENTS.

         STATEMENT OF OPERATIONS - FOR THE YEAR ENDED DECEMBER 31, 2000       11

    ONE GROUP         ONE GROUP          ONE GROUP         ONE GROUP
INVESTMENT TRUST  INVESTMENT TRUST   INVESTMENT TRUST   INVESTMENT TRUST      ONE GROUP          ONE GROUP
     MID CAP           MID CAP          DIVERSIFIED        GOVERNMENT      INVESTMENT TRUST   INVESTMENT TRUST      OCCAT
      VALUE            GROWTH             MID CAP            BOND               BOND             BALANCED          MANAGED
    PORTFOLIO         PORTFOLIO          PORTFOLIO         PORTFOLIO          PORTFOLIO          PORTFOLIO        PORTFOLIO
----------------  ----------------   ----------------   ----------------   ----------------   ----------------   -----------

$         55,835  $             --   $          4,458   $        383,900   $        364,352   $         89,130   $   432,057
----------------  ----------------   ----------------   ----------------   ----------------   ----------------   -----------


          55,575            59,230             12,462             60,327             57,801             30,962       433,341
----------------  ----------------   ----------------   ----------------   ----------------   ----------------   -----------
             260           (59,230)            (8,004)           323,573            306,551             58,168        (1,284)
----------------  ----------------   ----------------   ----------------   ----------------   ----------------   -----------


          13,544            13,936              9,352              3,411               (809)             4,266      (586,631)
             446            62,326              6,402                 --                 --                937     2,412,561

       1,552,755          (672,212)           117,614            374,493            384,970           (103,195)      400,540
----------------  ----------------   ----------------   ----------------   ----------------   ----------------   -----------

       1,566,745          (595,950)           133,368            377,904            384,161            (97,992)    2,226,470
----------------  ----------------   ----------------   ----------------   ----------------   ----------------   -----------

$      1,567,005  $       (655,180)  $        125,364   $        701,477   $        690,712   $        (39,824)  $ 2,225,186
================  ================   ================   ================   ================   ================   ===========


   PUTNAM VT
 GLOBAL GROWTH
FUND- CLASS IB
   SHARES(1)
--------------


$           --
--------------


             4
--------------
            (4)
--------------


            --
            --

          (148)
--------------

          (148)
--------------

$         (152)
==============

12                    STATEMENTS OF CHANGES IN NET ASSETS


                                                                        OPPENHEIMER MAIN STREET               OPPENHEIMER
                                                                            GROWTH & INCOME               CAPITAL APPRECIATION
                                                                                FUND/VA                         FUND/VA
                                                                     ------------------------------  ------------------------------
                                                                        FOR THE         FOR THE         FOR THE         FOR THE
                                                                       YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED
                                                                      DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                                                          2000            1999            2000            1999
                                                                     --------------  --------------  --------------  --------------
OPERATIONS:
Net investment income (loss) ....................................... $     (148,835) $      (39,433) $     (120,902) $        2,850
Net realized gain (loss) on investments ............................        105,343          44,783         225,960          23,215
Capital gains distributions from mutual funds ......................        570,647              --         503,065              --
Net unrealized appreciation (depreciation) of investments
  during the period ................................................     (2,099,936)        801,930      (1,053,401)      1,131,820
                                                                     --------------  --------------  --------------  --------------
  Increase (decrease) in net assets resulting from operations ......     (1,572,781)        807,280        (445,278)      1,157,885
                                                                     --------------  --------------  --------------  --------------

PRINCIPAL TRANSACTIONS:
Contract purchase payments .........................................      1,059,745         891,765         712,809         389,683
Death benefit payments .............................................       (150,990)        (23,048)        (22,331)             --
Surrenders of accumulation units by termination and withdrawals ....     (1,263,314)       (141,126)       (789,255)       (103,628)
Amounts transferred from (to) the Company's general account ........      5,359,485       3,036,236       2,667,579       1,667,651
Transfers between sub-accounts, net ................................      3,527,358       3,970,976       3,027,425       2,465,063
                                                                     --------------  --------------  --------------  --------------
  Increase (decrease) in net assets resulting from
    principal transactions .........................................      8,532,284       7,734,803       5,596,227       4,418,769
Return of capital to the Company ...................................             --              --              --              --
                                                                     --------------  --------------  --------------  --------------
  Increase (decrease) in net assets from principal transactions
    and return of capital to the Company ...........................      8,532,284       7,734,803       5,596,227       4,418,769
                                                                     --------------  --------------  --------------  --------------

TOTAL INCREASE (DECREASE) IN NET ASSETS ............................      6,959,503       8,542,083       5,150,949       5,576,654

NET ASSETS:
Beginning of period ................................................      8,620,275          78,192       5,596,592          19,938
                                                                     --------------  --------------  --------------  --------------
End of period ...................................................... $   15,579,778  $    8,620,275  $   10,747,541  $    5,596,592
                                                                     ==============  ==============  ==============  ==============


                                                                      DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                                                          2000            1999            2000            1999
                                                                     --------------  --------------  --------------  --------------
UNITS OUTSTANDING, BY CLASS:
ElitePlus Bonus Standard benefit unit ..............................  1,145,141.094     562,531.880     628,003.743     318,641.590
ElitePlus Bonus Enhanced benefit unit ..............................     49,691.629      30,779.703      33,220.732      22,670.387
ElitePlus Bonus Annual Step Up benefit unit ........................    194,453.171      97,957.267      79,043.488      38,283.382
One Multi-Manager Standard benefit unit ............................             --              --              --              --
                                                                     --------------  --------------  --------------  --------------
  Accumulation units at end of period ..............................  1,389,285.894     691,268.850     740,267.963     379,595.359
                                                                     ==============  ==============  ==============  ==============
ACCUMULATION VALUE PER UNIT:
ElitePlus Bonus Standard benefit unit .............................. $    11.333272  $    12.598916  $    14.533612  $    14.772926
ElitePlus Bonus Enhanced benefit unit ..............................      11.689621       13.001536       13.581430       13.811947
ElitePlus Bonus Annual Step Up benefit unit ........................      10.391735       11.564221       14.791781       15.050945
One Multi-Manager Standard benefit unit ............................             --              --              --              --



SEE NOTES TO FINANCIAL STATEMENTS.

                      STATEMENTS OF CHANGES IN NET ASSETS                     13

        OPPENHEIMER                       OPPENHEIMER                        TEMPLETON                         TEMPLETON
      SMALL CAP GROWTH                    HIGH INCOME               DEVELOPING MARKETS SECURITIES       INTERNATIONAL SECURITIES
          FUND/VA                           FUND/VA                         FUND-CLASS 2                      FUND-CLASS 2
-----------------------------     -----------------------------     -----------------------------     -----------------------------
  FOR THE          FOR THE          FOR THE         FOR THE           FOR THE          FOR THE          FOR THE          FOR THE
 YEAR ENDED       YEAR ENDED       YEAR ENDED      YEAR ENDED        YEAR ENDED       YEAR ENDED       YEAR ENDED       YEAR ENDED
DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
   2000             1999             2000             1999             2000              1999            2000              1999
------------     ------------     ------------     ------------     ------------     ------------     ------------     ------------


$   (45,972)     $    (9,919)     $   252,144      $    13,718      $   (11,775)     $    (3,103)     $       138      $     7,023
     76,514           (5,447)         (59,347)          (9,875)        (233,443)          51,306           (2,358)           6,205
    115,054               --               --               --               --               --          207,864               --

   (981,896)         583,463         (480,616)           1,197         (347,396)         114,363         (260,819)         140,995
-----------      -----------      -----------      -----------      -----------      -----------      -----------      -----------
   (836,300)         568,097         (287,819)           5,040         (592,614)         162,566          (55,175)         154,223
-----------      -----------      -----------      -----------      -----------      -----------      -----------      -----------

    313,228           69,200        1,495,625          347,825          531,896          105,911          324,172          114,387
    (92,337)          (8,786)         (55,801)              --             (501)         (12,475)         (12,314)              --
   (207,559)         (11,943)        (333,594)         (53,762)        (116,777)          (7,946)        (219,907)          (8,983)
  1,148,994          399,323        3,923,588        1,028,113        1,028,996          268,279          997,604          389,400
  1,708,708          836,836          258,686          859,115          288,417          338,689          515,577          614,310
-----------      -----------      -----------      -----------      -----------      -----------      -----------      -----------

  2,871,034        1,284,630        5,288,504        2,181,291        1,732,031          692,458        1,605,132        1,109,114
         --               --               --               --               --               --               --               --
-----------      -----------      -----------      -----------      -----------      -----------      -----------      -----------

  2,871,034        1,284,630        5,288,504        2,181,291        1,732,031          692,458        1,605,132        1,109,114
-----------      -----------      -----------      -----------      -----------      -----------      -----------      -----------
  2,034,734        1,852,727        5,000,685        2,186,331        1,139,417          855,024        1,549,957        1,263,337


  1,885,865           33,138        2,204,492           18,161          855,024               --        1,267,000            3,663
-----------      -----------      -----------      -----------      -----------      -----------      -----------      -----------
$ 3,920,599      $ 1,885,865      $ 7,205,177      $ 2,204,492      $ 1,994,441      $   855,024      $ 2,816,957      $ 1,267,000
-----------      -----------      -----------      -----------      -----------      -----------      -----------      -----------


DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,    DECEMBER 31,    DECEMBER 31,      DECEMBER 31,     DECEMBER 31,
    2000              1999            2000              1999            2000            1999             2000             1999
-------------    -------------    -------------    -------------   -------------   -------------     -------------    -------------

  244,321.834       94,772.287      203,316.747      125,894.163      86,818.258      46,149.782       189,295.915       88,398.245
    9,707.681        9,065.761       13,340.822       12,015.075       2,408.463         905.798         7,974.536        4,792.566
   53,971.520       14,851.701       57,513.411       33,529.480      31,258.561       5,121.446        41,322.337        9,687.474
           --               --      478,109.460       44,465.113     106,527.551       6,718.780                --               --
-------------    -------------    -------------    -------------   -------------   -------------     -------------    -------------
  308,001.035      118,689.749      752,280.440      215,903.831     227,012.833      58,895.806       238,592.788      102,878.285
-------------    -------------    -------------    -------------   -------------   -------------     -------------    -------------

$   12.951803    $   16.084962    $    9.772488    $   10.295545   $   10.185647   $   15.200206     $   11.906797    $   12.368821
    12.936878        16.074463         9.761224        10.288808       10.026813       14.970651         11.970820        12.441523
    11.684016        14.525577         9.665523        10.193421        8.061781       12.043240         11.315615        11.766892
           --               --         9.479309         9.961553        7.828888       11.653718                --               --

14                     STATEMENTS OF CHANGES IN NET ASSETS

                                                                     FRANKLIN                       AIM V.I.
                                                                     SMALL CAP                CAPITAL APPRECIATION
                                                                    FUND-CLASS 2                      FUND
                                                            -----------------------------  ---------------------------
                                                              FOR THE     FOR THE PERIOD     FOR THE        FOR THE
                                                             YEAR ENDED    AUG. 2, 1999     YEAR ENDED     YEAR ENDED
                                                            DECEMBER 31,  TO DECEMBER 31,  DECEMBER 31,   DECEMBER 31,
                                                                2000           1999            2000           1999
                                                            ------------  --------------   ------------   ------------
OPERATIONS:
Net investment income (loss) .............................  $    (16,025)  $       (283)  $   (122,507)  $    (28,690)
Net realized gain (loss) on investments ..................        11,045             65        248,690         32,398
Capital gains distributions from mutual funds ............        16,183             --        250,241         98,961
Net unrealized appreciation (depreciation)
  of investments during the period .......................      (634,329)        34,263     (1,925,569)     1,183,393
                                                            ------------   ------------   ------------   ------------
  Increase (decrease) in net assets resulting
    from operations ......................................      (623,126)        34,045     (1,549,145)     1,286,062
                                                            ------------   ------------   ------------   ------------

PRINCIPAL TRANSACTIONS:
Contract purchase payments ...............................     1,466,740         97,770        715,002        380,496
Death benefit payments ...................................          (647)            --        (70,254)       (17,293)
Surrenders of accumulation units by termination
  and withdrawals ........................................       (21,000)            --       (536,489)       (94,913)
Amounts transferred from (to) the Company's general
  account ................................................     2,201,971         78,572      2,265,829      1,204,128
Transfers between sub-accounts, net ......................            --             --      3,105,906      2,296,720
                                                            ------------   ------------   ------------   ------------
  Increase (decrease) in net assets resulting from
    principal transactions ...............................     3,647,064        176,342      5,479,994      3,769,138
Return of capital to the Company .........................            --             --             --             --
                                                            ------------   ------------   ------------   ------------
  Increase (decrease) in net assets from principal
    transactions and return of capital to the Company ....     3,647,064        176,342      5,479,994      3,769,138
                                                            ------------   ------------   ------------   ------------

TOTAL INCREASE (DECREASE) IN NET ASSETS ..................     3,023,938        210,387      3,930,849      5,055,200

NET ASSETS:
Beginning of period ......................................       210,387             --      5,083,571         28,371
                                                            ------------   ------------   ------------   ------------
End of period ............................................  $  3,234,325   $    210,387   $  9,014,420   $  5,083,571
                                                            ============   ============   ============   ============


                                                            DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                                                2000           1999           2000           1999
                                                            ------------   ------------   ------------   ------------
UNITS OUTSTANDING, BY CLASS:
ElitePlus Bonus Standard benefit unit ....................            --             --    533,261.982    263,916.198
ElitePlus Bonus Enhanced benefit unit ....................            --             --     16,701.346     14,174.291
ElitePlus Bonus Annual Step Up benefit unit ..............            --             --    111,132.859     49,307.880
One Multi-Manager Standard benefit unit ..................   264,003.140     14,168.957             --             --
                                                            ------------   ------------   ------------   ------------
  Accumulation units at end of period ....................   264,003.140     14,168.957    661,096.187    327,398.369
                                                            ============   ============   ============   ============
ACCUMULATION VALUE PER UNIT:
ElitePlus Bonus Standard benefit unit ....................  $         --   $         --   $  13.936476   $  15.864035
ElitePlus Bonus Enhanced benefit unit ....................            --             --      12.554226      14.297796
ElitePlus Bonus Annual Step Up benefit unit ..............            --             --      12.354175      14.077551
One Multi-Manager Standard benefit unit ..................     12.251087      14.848464             --             --




SEE NOTES TO FINANCIAL STATEMENTS.

                     STATEMENTS OF CHANGES IN NET ASSETS                      15

                                                                                                        VAN KAMPEN
         AIM V.I.                         AIM V.I.                        AIM V.I.                          LIT
    DIVERSIFIED INCOME                     VALUE                    INTERNATIONAL EQUITY              EMERGING GROWTH
           FUND                            FUND                             FUND                         PORTFOLIO
---------------------------   -------------------------------   ----------------------------- -------------------------------
  FOR THE        FOR THE         FOR THE      FOR THE PERIOD      FOR THE     FOR THE PERIOD     FOR THE      FOR THE PERIOD
 YEAR ENDED     YEAR ENDED      YEAR ENDED     AUG. 2, 1999      YEAR ENDED     AUG. 2, 1999    YEAR ENDED     AUG. 2, 1999
DECEMBER 31,   DECEMBER 31,    DECEMBER 31,   TO DECEMBER 31,   DECEMBER 31,  TO DECEMBER 31,  DECEMBER 31,   TO DECEMBER 31,
    2000           1999            2000            1999             2000           1999            2000            1999
------------   ------------   --------------  ---------------   ------------  --------------- --------------  ---------------
$    163,153   $     92,956   $      (86,725)  $        860     $    (26,033)  $      2,621   $     (632,550)  $      (12,905)
     (38,249)        (8,132)           5,286          1,612            4,533            350          962,054            4,223
          --             --          690,137         19,222          415,801         15,207          116,942               --
    (135,559)      (111,467)      (2,971,790)       149,337       (1,709,532)       121,689       (7,017,305)       1,835,647
------------   ------------   --------------   ------------     ------------   ------------   --------------   --------------
     (10,655)       (26,643)      (2,363,092)       171,031       (1,315,231)       139,867       (6,570,859)       1,826,965

     368,588        131,515        6,505,518        898,211        2,702,744        290,290        5,997,667          503,454



     (44,144)        (8,727)         (73,588)            --          (25,331)            --         (355,969)              --

    (363,053)       (69,867)        (236,474)        (1,109)         (89,375)          (538)      (4,546,549)         (52,203)

   1,407,762        877,409       10,497,139        987,105        4,661,727        314,210        8,567,452          353,271
      92,422        758,431               --             --               --             --        3,576,022       32,084,636
------------   ------------   --------------   ------------     ------------   ------------   --------------   --------------

   1,461,575      1,688,761       16,692,595      1,884,207        7,249,765        603,962       13,238,623       32,889,158
          --             --               --             --               --             --               --               --
------------   ------------   --------------   ------------     ------------   ------------   --------------   --------------

   1,461,575      1,688,761       16,692,595      1,884,207        7,249,765        603,962       13,238,623       32,889,158
------------   ------------   --------------   ------------     ------------   ------------   --------------   --------------
   1,450,920      1,662,118       14,329,503      2,055,238        5,934,534        743,829        6,667,764       34,716,123


   1,692,397         30,279        2,055,238             --          743,829             --       34,716,123               --
------------   ------------   --------------   ------------     ------------   ------------   --------------   --------------
$  3,143,317   $  1,692,397   $   16,384,741   $  2,055,238     $  6,678,363   $    743,829   $   41,383,887   $   34,716,123
============   ============   ==============   ============     ============   ============   ==============   ==============


DECEMBER 31,   DECEMBER 31,     DECEMBER 31,   DECEMBER 31,     DECEMBER 31,   DECEMBER 31,    DECEMBER 31,     DECEMBER 31,
    2000           1999             2000           1999             2000           1999            2000             1999
------------   ------------   --------------   ------------     ------------   ------------   --------------   --------------

 273,246.049    143,977.018               --             --               --             --      887,930.452      814,201.839
   8,334.483      8,261.067               --             --               --             --       73,746.668       77,567.805
  46,872.429     23,273.690               --             --               --             --       91,649.478       69,893.161
          --             --    1,676,051.779    177,389.937      630,647.870     51,103.010      587,293.134       58,594.702
------------   ------------   --------------   ------------     ------------   ------------   --------------   --------------
 328,452.961    175,511.775    1,676,051.779    177,389.937      630,647.870     51,103.010    1,640,619.732    1,020,257.507
------------   ------------   --------------   ------------     ------------   ------------   --------------   --------------

$   9.564546   $   9.633038   $           --   $         --     $         --   $         --   $    31.886738   $    35.992433
    9.686158       9.760387               --             --               --             --        31.698318        35.797601
    9.581624       9.660243               --             --               --             --        20.801045        23.503735
          --             --         9.775797      11.585991        10.589687      14.555490        15.029348        16.921777

16                   STATEMENTS OF CHANGES IN NET ASSETS

                                                                             VAN KAMPEN
                                                                                 LIT                      NORTH AMERICAN-AG
                                                                             ENTERPRISE                      STOCK INDEX
                                                                              PORTFOLIO                         FUND
                                                                    -----------------------------  --------------------------------
                                                                      FOR THE     FOR THE PERIOD      FOR THE       FOR THE PERIOD
                                                                     YEAR ENDED   AUG. 2, 1999 TO    YEAR ENDED    DEC. 23, 1999 TO
                                                                    DECEMBER 31,   DECEMBER 31,      DECEMBER 31,    DECEMBER 31,
                                                                        2000           1999             2000             1999
                                                                    ------------  ---------------  --------------- ----------------

OPERATIONS:
Net investment income (loss) .....................................  $     (9,786)  $       (206)   $     (134,864)   $        8,640
Net realized gain (loss) on investments ..........................         4,790             28           (47,957)              308
Capital gains distributions from mutual funds ....................        35,137             --           568,246                --
Net unrealized appreciation (depreciation) of investments
  during the period ..............................................      (342,022)        18,079        (2,858,308)          500,872
                                                                    ------------   ------------    --------------    --------------
  Increase (decrease) in net assets resulting from operations ....      (311,881)        17,901        (2,472,883)          509,820
                                                                    ------------   ------------    --------------    --------------
PRINCIPAL TRANSACTIONS:
Contract purchase payments .......................................       854,546        145,169           742,530            72,004
Death benefit payments ...........................................       (20,765)            --          (135,581)               --
Surrenders of accumulation units by termination and withdrawals ..        (1,372)            --        (2,537,851)          (26,502)
Amounts transferred from (to) the Company's general account ......     1,001,957         30,240         2,409,954            49,265
Transfers between sub-accounts, net ..............................            --             --          (494,907)       22,447,525
                                                                    ------------   ------------    --------------    --------------
  Increase (decrease) in net assets resulting from principal
    transactions .................................................     1,834,366        175,409           (15,855)       22,542,292
Return of capital to the Company .................................            --             --                --                --
                                                                    ------------   ------------    --------------    --------------
  Increase (decrease) in net assets from principal transactions
    and return of capital to the Company .........................     1,834,366        175,409           (15,855)       22,542,292
                                                                    ------------   ------------    --------------    --------------
TOTAL INCREASE (DECREASE) IN NET ASSETS ..........................     1,522,485        193,310        (2,488,738)       23,052,112

NET ASSETS:
Beginning of period ..............................................       193,310             --        23,052,112                --
                                                                    ------------   ------------    --------------    --------------
End of period ....................................................  $  1,715,795   $    193,310    $   20,563,374    $   23,052,112
                                                                    ============   ============    ==============    ==============


                                                                    DECEMBER 31,   DECEMBER 31,     DECEMBER 31,      DECEMBER 31,
                                                                        2000           1999            2000               1999
                                                                    ------------   ------------    --------------    --------------

UNITS OUTSTANDING, BY CLASS:
ElitePlus Bonus Standard benefit unit ............................            --             --       923,386.119       948,596.476
ElitePlus Bonus Enhanced benefit unit ............................            --             --        68,981.292        74,328.160
ElitePlus Bonus Annual Step Up benefit
  unit ...........................................................            --             --       144,594.010        93,705.041
One Multi-Manager Standard benefit unit ..........................   168,147.814     15,986.696                --                --
                                                                    ------------   ------------    --------------    --------------
  Accumulation units at end of period ............................   168,147.814     15,986.696     1,136,961.421     1,116,629.677
                                                                    ------------   ------------    --------------    --------------
ACCUMULATION VALUE PER UNIT:
ElitePlus Bonus Standard benefit unit ............................  $         --   $         --    $    19.167985    $    21.444540
ElitePlus Bonus Enhanced benefit unit ............................            --             --         19.054744         21.328466
ElitePlus Bonus Annual Step Up benefit
  unit ...........................................................            --             --         10.716226         12.001403
One Multi-Manager Standard benefit unit ..........................     10.204087      12.091912                --                --


SEE NOTES TO FINANCIAL STATEMENTS.

                       STATEMENTS OF CHANGES IN NET ASSETS                    17


                                                                                                            NORTH AMERICAN-
       NORTH AMERICAN-AG                NORTH AMERICAN-AG               NORTH AMERICAN-AG                    T. ROWE PRICE
        GROWTH & INCOME               INTERNATIONAL EQUITIES          GOVERNMENT SECURITIES               SCIENCE & TECHNOLOGY
              FUND                             FUND                            FUND                               FUND
--------------------------------  ------------------------------ --------------------------------    ------------------------------
   FOR THE       FOR THE PERIOD     FOR THE      FOR THE PERIOD     FOR THE       FOR THE PERIOD     FOR THE PERIOD      FOR THE
  YEAR ENDED    DEC. 23, 1999 TO   YEAR ENDED   DEC. 23, 1999 TO   YEAR ENDED    DEC. 23, 1999 TO     NOV. 15, 2000     YEAR ENDED
 DECEMBER 31,     DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,     DECEMBER 31,      TO DECEMBER 31,   DECEMBER 31,
     2000             1999             2000            1999           2000             1999               2000             1999
--------------  ----------------  ------------  ---------------- --------------  ----------------    ---------------   ------------


$     (207,407)  $        4,122    $    (20,702)   $       (859)  $      875,090   $       74,997       $        (21)   $         --
      (177,094)             833        (126,026)            852           33,392              283                 --              --
     4,672,089               --         662,247              --               --               --              3,253              --

    (7,632,486)         640,445      (1,773,046)        251,966        1,159,582          (77,673)            (3,739)             --
--------------   --------------    ------------    ------------   --------------   --------------       ------------    ------------
    (3,344,898)         645,400      (1,257,527)        251,959        2,068,064           (2,393)              (507)             --
--------------   --------------    ------------    ------------   --------------   --------------       ------------    ------------

       885,395           75,575         173,796           5,286          835,535            2,010              5,541              --
      (213,286)              --         (32,596)             --         (195,738)              --                 --              --
    (2,882,054)         (65,462)       (753,048)        (16,692)      (1,955,582)        (278,711)                --              --
     2,037,359           67,060         449,244           9,355        2,857,060           66,130              1,173              --
    (1,133,862)      27,631,770         169,840       6,572,269       (1,862,057)      18,738,871             20,995              --

--------------   --------------    ------------    ------------   --------------   --------------       ------------    ------------
    (1,306,448)      27,708,943           7,236       6,570,218         (320,782)      18,528,300             27,709              --
            --               --              --              --               --               --                 --              --
--------------   --------------    ------------    ------------   --------------   --------------       ------------    ------------

    (1,306,448)      27,708,943           7,236       6,570,218         (320,782)      18,528,300             27,709              --
--------------   --------------    ------------    ------------   --------------   --------------       ------------    ------------
    (4,651,346)      28,354,343      (1,250,291)      6,822,177        1,747,282       18,525,907             27,202              --

    28,354,343               --       6,822,177              --       18,525,907               --                 --              --
--------------   --------------    ------------    ------------   --------------   --------------       ------------    ------------
$   23,702,997   $   28,354,343    $  5,571,886    $  6,822,177   $   20,273,189   $   18,525,907       $     27,202    $         --
==============   ==============    ============    ============   ==============   ==============       ============    ============


 DECEMBER 31,     DECEMBER 31,     DECEMBER 31,    DECEMBER 31,    DECEMBER 31,     DECEMBER 31,        DECEMBER 31,    DECEMBER 31,
     2000             1999             2000             1999           2000             1999               2000             1999
--------------   --------------    ------------    ------------   --------------   --------------       ------------    ------------

 1,262,261.929    1,317,110.227     399,334.989     405,200.438    1,372,637.911    1,390,590.751          3,332.044              --
   110,403.865      134,452.763      41,163.937      37,660.485      107,604.173      120,781.826                 --              --
   191,337.772      188,391.481      27,229.059      23,149.213      120,979.061      116,793.186                 --              --
            --               --              --              --               --               --                 --              --
--------------   --------------    ------------    ------------   --------------   --------------       ------------    ------------
 1,564,003.566    1,639,954.471     467,727.985     466,010.136    1,601,221.145    1,628,165.763          3,332.044              --
--------------   --------------    ------------    ------------   --------------   --------------       ------------    ------------

$    15.833526   $    18.013764    $  12.080144    $  14.814118   $    12.768713   $    11.469704       $   8.163949    $         --
     15.739968        17.916247       12.008717       14.733875        12.693222        11.407577           8.163446              --
     10.343942        11.780478        9.311229       11.430398        11.411287        10.261000           8.162899              --
            --               --              --              --               --               --                 --              --

18                     STATEMENTS OF CHANGES IN NET ASSETS

                                                                        NORTH AMERICAN-PUTNAM              NORTH AMERICAN-AG
                                                                            OPPORTUNITIES                     MONEY MARKET
                                                                                FUND                              FUND
                                                                  --------------------------------   ------------------------------
                                                                   FOR THE PERIOD      FOR THE          FOR THE     FOR THE PERIOD
                                                                   NOV. 15, 2000      YEAR ENDED       YEAR ENDED   AUG. 2, 1999 TO
                                                                  TO DECEMBER 31,    DECEMBER 31,     DECEMBER 31,   DECEMBER 31,
                                                                       2000              1999            2000            1999
                                                                  ---------------   --------------   -------------- ---------------

OPERATIONS:
Net investment income (loss) ..................................    $           (6)  $           --   $      259,682   $      12,863
Net realized gain (loss) on investments .......................                --               --               --              --
Capital gains distributions from mutual funds .................                --               --               --              --
Net unrealized appreciation (depreciation) of investments
   during the period ..........................................               285               --               --              --
                                                                   --------------   --------------   --------------   -------------
  Increase (decrease) in net assets resulting from
    operations ................................................               279               --          259,682          12,863
                                                                   --------------   --------------   --------------   -------------

PRINCIPAL TRANSACTIONS:
Contract purchase payments ....................................                --               --       39,042,004       4,341,686
Death benefit payments ........................................                --               --          (38,883)             --
Surrenders of accumulation units by termination and
  withdrawals .................................................                --               --       (1,631,523)       (149,480)
Amounts transferred from (to) the Company's general account                 4,427               --      (27,418,706)     (3,809,950)
Transfers between sub-accounts, net ...........................             5,482               --      (10,427,702)      4,919,899
                                                                   --------------   --------------   --------------   -------------
  Increase (decrease) in net assets resulting from principal
   transactions ...............................................             9,909               --         (474,810)      5,302,155
Return of capital to the Company ..............................                --               --               --              --
                                                                   --------------   --------------   --------------   -------------
  Increase (decrease) in net assets from principal
    transactions and return of capital to the Company .........             9,909               --         (474,810)      5,302,155
                                                                   --------------   --------------   --------------   -------------

TOTAL INCREASE (DECREASE) IN NET ASSETS .......................            10,188               --         (215,128)      5,315,018

NET ASSETS:
Beginning of period ...........................................                --               --        5,315,018              --
                                                                   --------------   --------------   --------------   -------------
End of period .................................................    $       10,188   $           --   $    5,099,890   $   5,315,018
                                                                   ==============   ==============   ==============   =============


                                                                     DECEMBER 31,    DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                                                        2000             1999             2000             1999
                                                                    -------------   --------------   --------------   --------------
UNITS OUTSTANDING, BY CLASS:
ElitePlus Bonus Standard benefit unit .........................         1,179.330               --      233,714.061      367,474.733
ElitePlus Bonus Enhanced benefit unit .........................                --               --       40,520.290       19,385.078
ElitePlus Bonus Annual Step Up benefit unit ...................                --               --       23,301.628       35,804.348
One Multi-Manager Standard benefit unit .......................                --               --      141,418.484       42,400.138
                                                                   --------------   --------------   --------------   --------------
  Accumulation units at end of period .........................         1,179.330               --      438,954.463      465,064.297
                                                                   --------------   --------------   --------------   --------------
ACCUMULATION VALUE PER UNIT:
ElitePlus Bonus Standard benefit unit .........................    $     8.639205   $           --   $    12.181997   $    11.654338
ElitePlus Bonus Enhanced benefit unit .........................          8.638671               --        12.109992        11.591218
ElitePlus Bonus Annual Step Up benefit unit ...................          8.638091               --        10.987120        10.522117
One Multi-Manager Standard benefit unit .......................                --               --        10.649725        10.162799


SEE NOTES TO FINANCIAL STATEMENTS.

                      STATEMENTS OF CHANGES IN NET ASSETS                     19

        NORTH AMERICAN-
       NEUBERGER BERMAN               NORTH AMERICAN-AG               NORTH AMERICAN-AG           ONE GROUP INVESTMENT TRUST
         MIDCAP VALUE                  HIGH YIELD BOND                  STRATEGIC BOND                DIVERSIFIED EQUITY
             FUND                            FUND                            FUND                         PORTFOLIO
------------------------------  ------------------------------  ------------------------------  ------------------------------
FOR THE PERIOD      FOR THE     FOR THE PERIOD      FOR THE     FOR THE PERIOD      FOR THE        FOR THE     FOR THE PERIOD
 NOV. 15, 2000     YEAR ENDED    NOV. 15, 2000     YEAR ENDED    NOV. 15, 2000    YEAR ENDED      YEAR ENDED   AUG. 2, 1999 TO
TO DECEMBER 31,   DECEMBER 31,  TO DECEMBER 31,   DECEMBER 31,  TO DECEMBER 31,   DECEMBER 31,  DECEMBER 31,     DECEMBER 31,
     2000             1999           2000             1999           2000             1999          2000            1999
---------------   ------------  ---------------   ------------  ---------------   ------------  ------------   ---------------
$           (17)  $         --  $           121   $         --  $            32   $         --  $    (32,781)  $        73,197
              1             --               --             --               --             --        (3,804)              580
          1,403             --               --             --               --             --            --                --

          1,126             --             (120)            --              (18)            --      (474,445)          (29,058)
---------------   ------------  ---------------   ------------  ---------------   ------------  ------------   ---------------
          2,513             --                1             --               14             --      (511,030)           44,719
---------------   ------------  ---------------   ------------  ---------------   ------------  ------------   ---------------

          6,291             --               --             --               --             --     2,973,834           366,327
             --             --               --             --               --             --       (28,146)               --
             --             --               --             --               --             --      (130,083)             (874)
             --             --               --             --               --             --     6,107,851           498,722
         27,911             --            5,935             --            1,031             --            --                --
---------------   ------------  ---------------   ------------  ---------------   ------------  ------------   ---------------

         34,202             --            5,935             --            1,031             --     8,923,456           864,175
---------------   ------------  ---------------   ------------  ---------------   ------------  ------------   ---------------
---------------   ------------  ---------------   ------------  ---------------   ------------  ------------   ---------------

         34,202             --            5,935             --            1,031             --     8,923,456           864,175
---------------   ------------  ---------------   ------------  ---------------   ------------  ------------   ---------------
         36,715             --            5,936             --            1,045             --     8,412,426           908,894


             --             --               --             --               --             --       908,894                --
---------------   ------------  ---------------   ------------  ---------------   ------------  ------------   ---------------
$        36,715   $         --  $         5,936   $         --  $         1,045   $         --  $  9,321,320   $       908,894
===============   ============  ===============   ============  ===============   ============  ============   ===============


 DECEMBER 31,     DECEMBER 31,   DECEMBER 31,     DECEMBER 31,   DECEMBER 31,     DECEMBER 31,  DECEMBER 31,    DECEMBER 31,
      2000            1999            2000            1999            2000            1999          2000            1999
---------------   ------------  ---------------   ------------  ---------------   ------------  ------------   ---------------
      3,425.270             --          616.964             --          104.162             --            --                --
             --             --               --             --               --             --            --                --
             --             --               --             --               --             --            --                --
             --             --               --             --               --             --   940,136.295        86,671.205
---------------   ------------  ---------------   ------------  ---------------   ------------  ------------   ---------------
      3,425.270             --          616.964             --          140.162             --   940,136.295        86,671.205
---------------   ------------  ---------------   ------------  ---------------   ------------  ------------   ---------------


$     10.719129   $         --  $      9.622852   $         --  $     10.032449   $         --  $         --   $            --
      10.718467             --         9.622260             --        10.041462             --            --                --
      10.717763             --         9.621617             --        10.040794             --            --                --
             --             --               --             --               --             --      9.914861         10.486688

20                    STATEMENTS OF CHANGES IN NET ASSETS

                                                                   ONE GROUP INVESTMENT TRUST        ONE GROUP INVESTMENT TRUST
                                                                          EQUITY INDEX                    LARGE CAP GROWTH
                                                                            PORTFOLIO                        PORTFOLIO
                                                                 ------------------------------   --------------------------------
                                                                   FOR THE      FOR THE PERIOD       FOR THE       FOR THE PERIOD
                                                                  YEAR ENDED    AUG. 2, 1999 TO     YEAR ENDED     AUG. 2, 1999 TO
                                                                 DECEMBER 31,    DECEMBER 31,      DECEMBER 31,     DECEMBER 31,
                                                                     2000            1999             2000              1999
                                                                 ------------   ---------------   --------------   ---------------
OPERATIONS:
Net investment income (loss) ..................................  $        174   $        10,972   $     (109,669)  $       168,797
Net realized gain (loss) on investments .......................         4,187                --            5,587             1,353
Capital gains distributions from mutual funds .................        28,427                --          110,338                --
Net unrealized appreciation (depreciation) of investments
  during the period ...........................................      (459,440)           32,276       (3,724,921)            1,280
                                                                 ------------   ---------------   --------------   ---------------
  Increase (decrease) in net assets resulting from
    operations ................................................      (426,652)           43,248       (3,718,665)          171,430
                                                                 ------------   ---------------   --------------   ---------------

PRINCIPAL TRANSACTIONS:
Contract purchase payments ....................................     2,048,950           222,800        6,042,624           795,847
Death benefit payments ........................................       (89,882)               --         (126,061)               --
Surrenders of accumulation units by termination and
  withdrawals .................................................       (55,067)             (112)        (307,074)           (1,108)
Amounts transferred from (to) the Company's general account ...     2,722,245           460,417       11,786,093         1,003,455
Transfers between sub-accounts, net ...........................            --                --               --                --
                                                                 ------------   ---------------   --------------   ---------------
  Increase (decrease) in net assets resulting from principal
    transactions ..............................................     4,626,246           683,105       17,395,582         1,798,194
Return of capital to the Company ..............................            --                --               --                --
                                                                 ------------   ---------------   --------------   ---------------
  Increase (decrease) in net assets from principal
    transactions and return of capital to the Company .........     4,626,246           683,105       17,395,582         1,798,194
                                                                 ------------   ---------------   --------------   ---------------
TOTAL INCREASE (DECREASE) IN NET ASSETS .......................     4,199,594           726,353       13,676,917         1,969,624

NET ASSETS:
Beginning of period ...........................................       726,353                --        1,969,624                --
                                                                 ------------   ---------------   --------------   ---------------
End of period .................................................  $  4,925,947   $       726,353   $   15,646,541   $     1,969,624
                                                                 ============   ===============   ==============   ===============


                                                                 DECEMBER 31,    DECEMBER 31,      DECEMBER 31,     DECEMBER 31,
                                                                     2000            1999              2000             1999
                                                                 ------------   ---------------   --------------   ---------------
UNITS OUTSTANDING, BY CLASS:
ElitePlus Bonus Standard benefit unit .........................            --                --               --                --
ElitePlus Bonus Enhanced benefit unit .........................            --                --               --                --
ElitePlus Bonus Annual Step Up benefit unit ...................            --                --               --                --
One Multi-Manager Standard benefit unit .......................   498,405.492        65,763.834    1,728,905.542       165,757.532
                                                                 ------------   ---------------   --------------   ---------------
  Accumulation units at end of period .........................   498,405.492        65,763.834    1,728,905.542       165,757.532
                                                                 ============   ===============   ==============   ===============
ACCUMULATION VALUE PER UNIT:
ElitePlus Bonus Standard benefit unit .........................  $         --  $             --   $           --   $            --
ElitePlus Bonus Enhanced benefit unit .........................            --                --               --                --
ElitePlus Bonus Annual Step Up benefit unit ...................            --                --               --                --
One Multi-Manager Standard benefit unit .......................      9.883413         11.044862         9.049969         11.882560


SEE NOTES TO FINANCIAL STATEMENTS.

                      STATEMENTS OF CHANGES IN NET ASSETS                     21

  ONE GROUP INVESTMENT TRUST       ONE GROUP INVESTMENT TRUST       ONE GROUP INVESTMENT TRUST       ONE GROUP INVESTMENT TRUST
        MID CAP VALUE                    MID CAP GROWTH                DIVERSIFIED MID CAP                GOVERNMENT BOND
          PORTFOLIO                        PORTFOLIO                        PORTFOLIO                        PORTFOLIO
------------------------------   ------------------------------   ------------------------------   ------------------------------
  FOR THE      FOR THE PERIOD      FOR THE      FOR THE PERIOD      FOR THE      FOR THE PERIOD      FOR THE      FOR THE PERIOD
 YEAR ENDED     AUG. 2, 1999      YEAR ENDED    AUG. 2, 1999 TO    YEAR ENDED    AUG. 2, 1999 TO    YEAR ENDED    AUG. 2, 1999 TO
DECEMBER 31,   TO DECEMBER 31,   DECEMBER 31,    DECEMBER 31,     DECEMBER 31,    DECEMBER 31,     DECEMBER 31,    DECEMBER 31,
    2000            1999             2000            1999             2000            1999            2000             1999
------------   ---------------   ------------   ---------------   ------------   ---------------   ------------   ---------------
$        260   $           649   $    (59,230)  $        85,669   $     (8,004)  $        12,394   $    323,573   $        12,024
      13,544              (132)        13,936             1,401          9,352               344          3,411              (142)
         446                --         62,326                --          6,402                --             --                --

   1,552,755            38,683       (672,212)           (3,111)       117,614             2,453        374,493           (15,597)
------------   ---------------   ------------   ---------------   ------------   ---------------   ------------   ---------------
   1,567,005            39,200       (655,180)           83,959        125,364            15,191        701,477            (3,715)
------------   ---------------   ------------   ---------------   ------------   ---------------   ------------   ---------------


   2,649,944           379,424      4,225,690           256,717        729,976            90,897      2,853,892           436,509
     (26,928)               --        (27,989)               --         (4,362)               --        (74,442)               --
    (126,322)             (797)      (131,760)             (376)       (27,048)             (104)      (139,436)           (2,226)
   5,604,757           473,345      5,314,634           452,125      1,326,622            93,519      6,620,635           582,245
          --                --             --                --             --                --             --                --
------------   ---------------   ------------   ---------------   ------------   ---------------   ------------   ---------------

   8,101,451           851,972      9,380,575           708,466      2,025,188           184,312      9,260,649         1,016,528
          --                --             --                --             --                --             --                --
------------   ---------------   ------------   ---------------   ------------   ---------------   ------------   ---------------

   8,101,451           851,972      9,380,575           708,466      2,025,188           184,312      9,260,649         1,016,528
------------   ---------------   ------------   ---------------   ------------   ---------------   ------------   ---------------
   9,668,456           891,172      8,725,395           792,425      2,150,552           199,503      9,962,126         1,012,813


     891,172                --        792,425                --        199,503                --      1,012,813                --
------------   ---------------   ------------   ---------------   ------------   ---------------   ------------   ---------------
$ 10,559,628   $       891,172   $  9,517,820   $       792,425   $  2,350,055   $       199,503   $ 10,974,939   $     1,012,813
============   ===============   ============   ===============   ============   ===============   ============   ===============


 DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,     DECEMBER 31,    DECEMBER 31,     DECEMBER 31,    DECEMBER 31,
    2000             1999            2000            1999             2000            1999             2000            1999
------------   ---------------   ------------   ---------------   ------------   ---------------   ------------   ---------------

          --                --             --                --             --                --             --                --
          --                --             --                --             --                --             --                --
          --                --             --                --             --                --             --                --
 849,949.827        90,703.969    738,566.675        64,305.328    187,123.623        18,757.630    988,587.196       101,010.476

------------   ---------------   ------------   ---------------   ------------   ---------------   ------------   ---------------
 849,949.827        90,703.969    738,566.675        64,305.328    187,123.623        18,757.630    988,587.196       101,010.476
============   ===============   ============   ===============   ------------   ---------------   ------------   ---------------

$         --   $            --   $         --   $            --   $         --   $            --   $         --   $            --
          --                --             --                --             --                --             --                --
          --                --             --                --             --                --             --                --
   12.423826          9.825063      12.886880         12.322856      12.558838         10.635848      11.101640         10.026807

22                     STATEMENTS OF CHANGES IN NET ASSETS

                                                                   ONE GROUP INVESTMENT TRUST       ONE GROUP INVESTMENT TRUST
                                                                              BOND                           BALANCED
                                                                            PORTFOLIO                        PORTFOLIO
                                                                 ------------------------------   ------------------------------
                                                                   FOR THE      FOR THE PERIOD      FOR THE      FOR THE PERIOD
                                                                  YEAR ENDED    AUG. 2, 1999 TO    YEAR ENDED    AUG. 2, 1999 TO
                                                                 DECEMBER 31,    DECEMBER 31,     DECEMBER 31,    DECEMBER 31,
                                                                     2000            1999             2000            1999
                                                                 ------------   ---------------   ------------   ---------------
OPERATIONS:
Net investment income (loss).................................... $    306,551   $        13,195   $     58,168   $        12,718
Net realized gain (loss) on investments.........................         (809)             (285)         4,266                --
Capital gains distributions from mutual funds...................           --                --            937                --
Net unrealized appreciation (depreciation) of
   investments during the period................................      384,970           (18,922)      (103,195)            5,152
                                                                 ------------   ---------------   ------------   ---------------
  Increase (decrease) in net assets resulting from
    operations..................................................      690,712            (6,012)       (39,824)           17,870
                                                                 ------------   ---------------   ------------   ---------------
PRINCIPAL TRANSACTIONS:
Contract purchase payments......................................    2,569,981           440,328      1,807,148           227,482
Death benefit payments..........................................      (72,682)               --        (92,669)               --
Surrenders of accumulation units by termination and
  withdrawals...................................................     (156,185)           (2,171)       (60,673)             (444)
Amounts transferred from (to) the Company's general account.....    6,601,704           600,806      3,104,456           387,277
Transfers between sub-accounts, net.............................           --                --             --                --
                                                                 ------------   ---------------   ------------   ---------------
  Increase (decrease) in net assets resulting from
    principal transactions......................................    8,942,818         1,038,963      4,758,262           614,315
Return of capital to the Company ...............................           --                --             --                --
                                                                 ------------   ---------------   ------------   ---------------
  Increase (decrease) in net assets from principal
    transactions and return of capital to the Company...........    8,942,818         1,038,963      4,758,262           614,315
                                                                 ------------   ---------------   ------------   ---------------
TOTAL INCREASE (DECREASE) IN NET ASSETS.........................    9,633,530         1,032,951      4,718,438           632,185
NET ASSETS:
Beginning of period.............................................    1,032,951                --        632,185                --
                                                                 ------------   ---------------   ------------   ---------------
End of period................................................... $ 10,666,481   $     1,032,951   $  5,350,623   $       632,185
                                                                 ============   ===============   ============   ===============


                                                                 DECEMBER 31,    DECEMBER 31,     DECEMBER 31,    DECEMBER 31,
                                                                     2000            1999             2000            1999
                                                                 ------------   ---------------   ------------   ---------------
UNITS OUTSTANDING, BY CLASS:
ElitePlus Bonus Standard benefit unit...........................           --                --             --                --
ElitePlus Bonus Enhanced benefit unit...........................           --                --             --                --
ElitePlus Bonus Annual Step Up benefit unit.....................           --                --             --                --
One Multi-Manager Standard benefit unit.........................  964,033.435       103,548.700    511,711.056        60,756.200
                                                                 ------------   ---------------   ------------   ---------------
  Accumulation units at end of period...........................  964,033.435       103,548.700    511,711.056        60,756.200
                                                                 ------------   ---------------   ------------   ---------------
ACCUMULATION VALUE PER UNIT:
ElitePlus Bonus Standard benefit unit........................... $         --   $            --   $         --   $            --
ElitePlus Bonus Enhanced benefit unit...........................           --                --             --                --
ElitePlus Bonus Annual Step Up benefit unit.....................           --                --             --                --
One Multi-Manager Standard benefit unit.........................    11.064431          9.975510      10.456338         10.405275


SEE NOTES TO FINANCIAL STATEMENTS.

                      STATEMENTS OF CHANGES IN NET ASSETS                     23

             OCCAT                          JANUS ASPEN                     JANUS ASPEN                       MFS VIT
            MANAGED                            GROWTH                   INTERNATIONAL GROWTH           CAPITAL OPPORTUNITIES
           PORTFOLIO                  PORTFOLIO-SERVICE SHARES        PORTFOLIO-SERVICE SHARES                 SERIES
--------------------------------   ------------------------------  ------------------------------  ------------------------------
   FOR THE       FOR THE PERIOD    FOR THE PERIOD      FOR THE     FOR THE PERIOD      FOR THE     FOR THE PERIOD      FOR THE
  YEAR ENDED    DEC. 23, 1999 TO    NOV. 15, 2000     YEAR ENDED    NOV. 15, 2000     YEAR ENDED    NOV. 15, 2000     YEAR ENDED
 DECEMBER 31,     DECEMBER 31,     TO DECEMBER 31,   DECEMBER 31,  TO DECEMBER 31,   DECEMBER 31,  TO DECEMBER 31,   DECEMBER 31,
     2000             1999              2000             1999           2000             1999           2000             1999
--------------  ----------------   ---------------   ------------  ---------------   ------------  ---------------   ------------
$       (1,284)  $       (11,603)  $           (34)  $         --  $            17   $         --  $           (25)  $         --
      (586,631)              927                --             --               --             --               (8)            --
     2,412,561                --                --             --               --             --               --             --

       400,540           406,465              (305)            --             (572)            --              363             --
--------------   ---------------   ---------------   ------------  ---------------   ------------  ---------------   ------------
     2,225,186           395,789              (339)            --             (555)            --              330             --
--------------   ---------------   ---------------   ------------  ---------------   ------------  ---------------   ------------

       664,167             5,292             5,701             --            1,227             --            8,420             --
      (269,137)               --                --             --               --             --               --             --
    (4,608,090)          (73,230)               --             --               --             --               --             --
     2,005,995            67,071             7,488             --            7,945             --            2,925             --
    (2,086,851)       32,470,258            41,892             --           16,297             --           16,133             --
--------------   ---------------   ---------------   ------------  ---------------   ------------  ---------------   ------------

    (4,293,916)       32,469,391            55,081             --           25,469             --           27,478             --
            --                --                --             --               --             --               --             --
--------------   ---------------   ---------------   ------------  ---------------   ------------  ---------------   ------------

    (4,293,916)       32,469,391            55,081             --           25,469             --           27,478             --
--------------   ---------------   ---------------   ------------  ---------------   ------------  ---------------   ------------
    (2,068,730)       32,865,180            54,742             --           24,914             --           27,808             --

    32,865,180                --                --             --               --             --               --             --
--------------   ---------------   ---------------   ------------  ---------------   ------------  ---------------   ------------
$   30,796,450   $    32,865,180   $        54,742   $         --  $        24,914   $         --  $        27,808   $         --
==============   ===============   ===============   ============  ===============   ============  ===============   ============


 DECEMBER 31,     DECEMBER 31,      DECEMBER 31,     DECEMBER 31,   December 31,     December 31,   December 31,     December 31,
     2000             1999              2000             1999           2000             1999           2000             1999
--------------   ---------------   ---------------   ------------  ---------------   ------------  ---------------   ------------

 1,547,167.155     1,795,074.808         3,868.000             --        2,614.777             --        2,913.601             --
   132,410.959       153,924.441                --             --               --             --               --             --
   121,121.033       124,375.734         2,227.725             --           52.561             --               --             --
--------------   ---------------   ---------------   ------------  ---------------   ------------  ---------------   ------------

--------------   ---------------   ---------------   ------------  ---------------   ------------  ---------------   ------------
 1,800,699.147     2,073,374.983         6,095.725             --        2,667.338             --        2,913.601             --
--------------   ---------------   ---------------   ------------  ---------------   ------------  ---------------   ------------


$    17.567774   $     16.234116   $       8.98094             --  $      9.340737   $         --  $      9.544203   $         --
     17.463964         16.146220          8.980400             --         9.340165             --         9.545933             --
     10.764003          9.957164          8.979797             --         9.339541             --         9.545298             --
--------------   ---------------   ---------------   ------------  ---------------   ------------  ---------------   ------------

24                    STATEMENTS OF CHANGES IN NET ASSETS

                                                                            PUTNAM VT                       PUTNAM VT
                                                                        VOYAGER II FUND-               GLOBAL GROWTH FUND-
                                                                         CLASS IB SHARES                 CLASS IB SHARES
                                                                 ------------------------------  ------------------------------
                                                                 FOR THE PERIOD      FOR THE     FOR THE PERIOD      FOR THE
                                                                  NOV. 15, 2000     YEAR ENDED    NOV. 15, 2000     YEAR ENDED
                                                                 TO DECEMBER 31,   DECEMBER 31,  TO DECEMBER 31,   DECEMBER 31,
                                                                       2000            1999           2000             1999
                                                                 ---------------   ------------  ---------------   ------------
OPERATIONS:
Net investment income (loss) ..................................  $           (37)  $         --  $            (4)  $         --
Net realized gain (loss) on investments .......................               (1)            --               --             --
Capital gains distributions from mutual funds .................               --             --               --             --
Net unrealized appreciation (depreciation) of investments
  during the period ...........................................           (1,297)            --             (148)            --
                                                                 ---------------   ------------  ---------------   ------------
  Increase (decrease) in net assets resulting from
    operations ................................................           (1,335)            --             (152)            --
                                                                 ---------------   ------------  ---------------   ------------
PRINCIPAL TRANSACTIONS:
Contract purchase payments ....................................            7,986             --               --             --
Death benefit payments ........................................               --             --               --             --
Surrenders of accumulation units by termination and
  withdrawals .................................................               --             --               --             --
Amounts transferred from (to) the Company's general
  account .....................................................              781             --               --             --
Transfers between sub-accounts, net ...........................           25,536             --            3,033             --
                                                                 ---------------   ------------  ---------------   ------------
  Increase (decrease) in net assets resulting from
    principal transactions ....................................           34,303             --            3,033             --
Return of capital to the Company ..............................               --             --               --             --
  Increase (decrease) in net assets from principal
    transactions and return of capital to the Company .........           34,303             --            3,033             --
                                                                 ---------------   ------------  ---------------   ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS .......................           32,968             --            2,881             --

NET ASSETS:
Beginning of period ...........................................               --             --               --             --
                                                                 ---------------   ------------  ---------------   ------------
End of period .................................................  $        32,968   $         --  $         2,881   $         --
                                                                 ===============   ============  ===============   ============


                                                                   DECEMBER 31,    DECEMBER 31,   DECEMBER 31,     DECEMBER 31,
                                                                      2000             1999           2000             1999
                                                                 ---------------   ------------  ---------------   ------------
UNITS OUTSTANDING, BY CLASS:
ElitePlus Bonus Standard benefit unit .........................        3,918.993             --               --             --
ElitePlus Bonus Enhanced benefit unit .........................               --             --               --             --
ElitePlus Bonus Annual Step Up benefit unit ...................               --             --          318.344             --
One Multi-Manager Standard benefit unit .......................               --             --               --             --
                                                                 ---------------   ------------  ---------------   ------------
  Accumulation units at end of period .........................        3,918.993             --          318.344             --
                                                                 ---------------   ------------  ---------------   ------------
ACCUMULATION VALUE PER UNIT:
ElitePlus Bonus Standard benefit unit .........................  $      8.412542   $         --  $      9.053202   $         --
ElitePlus Bonus Enhanced benefit unit .........................         8.412023             --         9.052642             --
ElitePlus Bonus Annual Step Up benefit unit ...................         8.411458             --         9.052035             --
One Multi-Manager Standard benefit unit .......................               --             --               --             --


SEE NOTES TO FINANCIAL STATEMENTS.

                      STATEMENTS OF CHANGES IN NET ASSETS                     25

        STATE STREET                  STATE STREET
      GLOBAL ADVISORS               GLOBAL ADVISORS                CREDIT SUISSE                 CREDIT SUISSE
       MONEY MARKET                  GROWTH EQUITY               GROWTH AND INCOME            INTERNATIONAL EQUITY
         PORTFOLIO                     PORTFOLIO                     PORTFOLIO                     PORTFOLIO
---------------------------   ---------------------------   ---------------------------   ---------------------------
  FOR THE        FOR THE        FOR THE        FOR THE        FOR THE        FOR THE        FOR THE        FOR THE
 YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED
DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
    2000           1999           2000           1999           2000           1999           2000           1999
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
$         --   $    177,460   $         --   $   (161,132)  $         --   $     87,992   $         --   $     33,511
          --             --             --      4,438,936             --      3,398,132             --      1,264,725
          --             --             --        207,995             --         73,271             --             --

          --             --             --     (2,520,628)            --     (1,413,027)            --        181,673
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
          --        177,460             --      1,965,171             --      2,146,368             --      1,479,909
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------

     325,057     15,250,331         14,173        775,588         13,809        999,212          7,415        274,873
          --        (63,009)            --       (104,277)            --       (227,683)            --        (39,388)
           7       (236,931)           275     (1,687,107)          (601)    (2,167,622)          (387)      (431,213)
      (1,846)    (1,912,588)        10,230      9,202,326         11,644     11,898,354          2,370      2,343,820
    (323,218)   (22,345,883)       (24,678)   (21,217,544)       (24,852)   (25,629,269)        (9,398)    (6,647,661)
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------

          --     (9,308,080)            --    (13,031,014)            --    (15,127,008)            --     (4,499,569)
          --       (123,066)            --     (4,435,840)            --     (3,732,483)            --     (2,976,299)
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------

          --     (9,431,146)            --    (17,466,854)            --    (18,859,491)            --     (7,475,868)
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
          --     (9,253,686)            --    (15,501,683)            --    (16,713,123)            --     (5,995,959)


          --      9,253,686             --     15,501,683             --     16,713,123             --      5,995,959
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
$         --   $         --   $         --   $         --   $         --   $         --   $         --   $         --
============   ============   ============   ============   ============   ============   ============   ============

DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
    2000           1999           2000           1999           2000           1999           2000           1999
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------

          --             --             --             --             --             --             --             --
          --             --             --             --             --             --             --             --
          --             --             --             --             --             --             --             --
          --             --             --             --             --             --             --             --
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
          --             --             --             --             --             --             --             --
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------

$         --   $         --   $         --   $         --   $         --   $         --   $         --   $         --
          --             --             --             --             --             --             --             --
          --             --             --             --             --             --             --             --
          --             --             --             --             --             --             --             --

26                    STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                        AMERICAN GENERAL
                                                                             VAN KAMPEN                 U.S. GOVERNMENT
                                                                          EMERGING GROWTH                  SECURITIES
                                                                             PORTFOLIO                     PORTFOLIO
                                                                    ---------------------------   ---------------------------
                                                                      FOR THE        FOR THE        FOR THE        FOR THE
                                                                     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED
 ..................................................................  DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
 ..................................................................      2000           1999           2000           1999
                                                                    ------------   ------------   ------------   ------------
OPERATIONS:
Net investment income (loss) .....................................  $         --   $   (262,308)  $         --   $    377,640
Net realized gain (loss) on investments ..........................            --     17,471,124             --       (410,976)
Capital gains distributions from mutual funds ....................            --             --             --          4,086
Net unrealized appreciation (depreciation) of
    investments during the period ................................            --     (3,066,379)            --        (36,492)
                                                                    ------------   ------------   ------------   ------------
  Increase (decrease) in net assets resulting from operations ....            --     14,142,437             --        (65,742)
                                                                    ------------   ------------   ------------   ------------
PRINCIPAL TRANSACTIONS:
Contract purchase payments .......................................        35,796        873,517          2,156        139,738
Death benefit payments ...........................................            --       (163,136)            --       (144,534)
Surrenders of accumulation units by termination and withdrawals ..           524     (1,512,915)          (178)    (1,496,390)
Amounts transferred from (to) the Company's general account ......         5,546      6,253,696             23     14,251,042
Transfers between sub-accounts, net ..............................       (41,866)   (29,394,754)        (2,001)   (18,924,903)
                                                                    ------------   ------------   ------------   ------------
  Increase (decrease) in net assets resulting from
    principal transactions .......................................            --    (23,943,592)            --     (6,175,047)
Return of capital to the Company .................................            --     (1,800,228)            --     (2,438,402)
                                                                    ------------   ------------   ------------   ------------
  Increase (decrease) in net assets from principal transactions
    and return of capital to the Company .........................            --    (25,743,820)            --     (8,613,449)
                                                                    ------------   ------------   ------------   ------------

TOTAL INCREASE (DECREASE) IN NET ASSETS ..........................            --    (11,601,383)            --     (8,679,191)

NET ASSETS:
Beginning of period ..............................................            --     11,601,383             --      8,679,191

                                                                    ------------   ------------   ------------   ------------
End of period ....................................................  $         --   $         --   $         --   $         --
                                                                    ============   ============   ============   ============


                                                                    DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                                                        2000           1999           2000           1999
                                                                    ------------   ------------   ------------   ------------
UNITS OUTSTANDING, BY CLASS:
ElitePlus Bonus Standard benefit unit ............................            --             --             --             --
ElitePlus Bonus Enhanced benefit unit ............................            --             --             --             --
ElitePlus Bonus Annual Step Up benefit unit ......................            --             --             --             --
One Multi-Manager Standard benefit unit ..........................            --             --             --             --
                                                                    ------------   ------------   ------------   ------------
  Accumulation units at end of period ............................            --             --             --             --
                                                                    ============   ============   ============   ============
ACCUMULATION VALUE PER UNIT:
ElitePlus Bonus Standard benefit unit ............................  $         --   $         --   $         --   $         --
ElitePlus Bonus Enhanced benefit unit ............................            --             --             --             --
ElitePlus Bonus Annual Step Up benefit unit ......................            --             --             --             --
One Multi-Manager Standard benefit unit ..........................            --             --             --             --


SEE NOTES TO FINANCIAL STATEMENTS

                      STATEMENTS OF CHANGES IN NET ASSETS                     27

        ELITEVALUE
         PORTFOLIO
---------------------------
  FOR THE        FOR THE
 YEAR ENDED     YEAR ENDED
DECEMBER 31,   DECEMBER 31,
    2000           1999
------------   ------------
$         --   $   (107,418)
          --      1,534,081
          --         23,975

          --       (810,829)
------------   ------------
          --        639,809
------------   ------------


      13,644      1,068,366
          --       (556,020)
        (336)    (2,559,305)
     (10,094)    15,332,287
      (3,214)   (32,845,354)
------------   ------------

          --    (19,560,026)
          --     (1,699,710)
------------   ------------

          --    (21,259,736)
------------   ------------

          --    (20,619,927)


          --     20,619,927
------------   ------------
$         --   $         --
============   ============


DECEMBER 31,   DECEMBER 31,
   2000            1999
------------   ------------
          --             --
          --             --
          --             --
          --             --
------------   ------------
          --             --
------------   ------------
$         --   $         --
          --             --
          --             --
          --             --

28                       NOTES TO FINANCIAL STATEMENTS

NOTE A -- ORGANIZATION

    A.G. Separate Account A (the "Separate Account") was established by American General Annuity Insurance Company (the "Company") to fund variable annuity insurance contracts issued by the Company. The Company is an indirect wholly-owned subsidiary of American General Corporation ("AGC"). The Separate Account is registered with the Securities and Exchange Commission as a unit investment trust pursuant to the provisions of the Investment Company Act of 1940, as amended.

    The assets of the Separate Account are segregated from the Company's other assets. The operations of the Separate Account are part of the Company.

    The Separate Account is divided into 38 sub-accounts. Seven of the sub-accounts invest in one portfolio of North American Funds Variable Product Series I ("NAF VPS I"), formerly known as American General Series Portfolio Company, and three of the sub-accounts invest in one portfolio of North American Funds Variable Product Series II ("NAF VPS II"), formerly known as American General Series Portfolio Company 3. American General Advisers, a division of The Variable Annuity Life Insurance Company ("VALIC"), serves as investment adviser for both series. VALIC, which serves as transfer agent and accounting agent of NAF VPS I and NAF VPS II, is an indirect wholly owned subsidiary of AGC. American General Investment Management, L.P., an affiliate of the investment adviser, serves as investment sub-adviser to certain NAF VPS II mutual funds. The remaining mutual funds are managed by third-party portfolio managers. As of December 31, 2000, the mutual funds available to contract owners through the various sub-accounts are as follows:

Oppenheimer Variable Account Funds                               North American Funds Variable Product Series II
   Oppenheimer Main Street Growth & Income Fund/VA                  North American -- Neuberger Berman MidCap Value Fund
   Oppenheimer Capital Appreciation Fund/VA                         North American -- AG High Yield Bond Fund
   Oppenheimer Small Cap Growth Fund/VA                             North American -- AG Strategic Bond Fund
   Oppenheimer High Income Fund/VA

                                                                 One Group Investment Trust
Templeton Variable Products Series Fund                             One Group Investment Trust Diversified Equity Portfolio
   Templeton Developing Markets Securities Fund -- Class 2(1)       One Group Investment Trust Equity Index Portfolio
   Templeton International Securities Fund -- Class 2(2)            One Group Investment Trust Large Cap Growth Portfolio
   Franklin Small Cap Fund -- Class 2(3)                            One Group Investment Trust Mid Cap Value Portfolio
                                                                    One Group Investment Trust Mid Cap Growth Portfolio
AIM Variable Insurance Funds, Inc. ("AIM V.I.")                     One Group Investment Trust Diversified Mid Cap Portfolio
   AIM V.I. Capital Appreciation Fund                               One Group Investment Trust Government Bond Portfolio
   AIM V.I. Diversified Income Fund                                 One Group Investment Trust Bond Portfolio
   AIM V.I. Value Fund                                              One Group Investment Trust Balanced Portfolio
   AIM V.I. International Equity Fund
                                                                 OCC Accumulation Trust ("OCCAT")
Van Kampen Life Investment Trust ("Van Kampen LIT")                 OCCAT Managed Portfolio
   Van Kampen LIT Emerging Growth Portfolio
   Van Kampen LIT Enterprise Portfolio                           Janus Aspen Series Service Shares
                                                                    Janus Aspen Growth  Portfolio -- Service Shares
                                                                    Janus Aspen International Growth Portfolio -- Service Shares
North American Funds Variable Product Series I
   North American -- AG Stock Index Fund(4)
   North American -- AG Growth & Income Fund(5)                   MFS Variable Insurance Trust ("MFS VIT")
   North American -- AG International Equities Fund(6)               MFS VIT Capital Opportunities Series
   North American -- AG Government Securities Fund(7)
   North American -- T. Rowe Price Science & Technology Fund      Putnam Variable Trust ("Putnam VT")
   North American -- Putnam Opportunities Fund                       Putnam VT Voyager Fund II -- Class IB Shares
   North American -- AG Money Market Fund(8)                         Putnam VT Global Growth Fund -- Class IB Shares

    In addition to the 38 sub-accounts above, a contract owner may allocate contract funds to a fixed account, which is part of the Company's general account. Contract owners should refer to the ElitePlus Bonus Variable Annuity prospectus, ElitePlus Value Variable Annuity prospectus, and The One Multi-Manager Annuity Variable Annuity prospectus for a complete description of the available mutual funds and fixed account.

    Net premiums from the contracts are allocated to the sub-accounts and invested in the funds in accordance with contract owner instructions and are recorded as principal transactions in the statement of changes in net assets.

--------------------------------------------------------------------------------

(1) formerly known as Templeton Developing Markets Fund -- Class 2

(2) formerly known as Templeton International Fund -- Class 2

(3) formerly known as Franklin Small Cap Investments Fund -- Class 2

(4) formerly known as AGSPC Stock Index Fund

(5) formerly known as AGSPC Growth and Income Fund

(6) formerly known as AGSPC International Equities Fund

(7) formerly known as AGSPC Government Securities Fund

(8) formerly known as AGSPC Money Market Fund

                          NOTES TO FINANCIAL STATEMENTS                       29

    NEW PRODUCTS. On August 2, 1999, The One Multi-Manager Annuity product was first offered in the Separate Account. The One Multi-Manager Annuity product consists of 17 sub-accounts. The sub-accounts include the Oppenheimer High Income Fund/VA, Templeton Developing Markets Fund -- Class 2, Franklin Small Cap Fund -- Class 2, AIM V.I. Value Fund, AIM V.I. International Equity Fund, Van Kampen LIT Emerging Growth Portfolio, Van Kampen LIT Enterprise Portfolio, North American -- AG Money Market Fund, One Group Investment Trust Diversified Equity Portfolio, One Group Investment Trust Equity Index Portfolio, One Group Investment Trust Large Cap Growth Portfolio, One Group Investment Trust Mid Cap Value Portfolio, One Group Investment Trust Mid Cap Growth Portfolio, One Group Investment Trust Diversified Mid Cap Portfolio, One Group Investment Trust Government Bond Portfolio, One Group Investment Trust Bond Portfolio and One Group Investment Trust Balanced Portfolio.

    On August 1, 2000, the ElitePlus Value product was first offered in the Separate Account; however, there were no purchases of ElitePlus Value contracts during the period ended December 31, 2000. The ElitePlus Value product consists of 15 sub-accounts. The sub-accounts include Oppenheimer Capital Appreciation Fund/VA, Oppenheimer Main Street Growth & Income Fund/VA, Oppenheimer Small Cap Growth Fund/VA, Oppenheimer High Income Fund/VA, Templeton Developing Markets Securities Fund -- Class 2, Templeton International Securities Fund -- Class 2, AIM V.I. Capital Appreciation Fund, AIM V.I. Diversified Income Fund, Van Kampen LIT Emerging Growth Portfolio, North American -- AG Stock Index Fund, North American -- AG Growth & Income Fund, North American -- AG International Equities Fund, North American -- AG Government Securities Fund, North American -- AG Money Market Fund and OCCAT Managed Portfolio.

    SUBSTITUTION. Effective December 23, 1999, the A.G. Series Trust which was a part of the Separate Account was substituted for other third party funds. The substitution occurred as follows:

                                                               NET ASSETS AT
                                                                   TIME OF
REPLACED FUNDS                                                 SUBSTITUTION      SUBSTITUTE FUNDS
--------------                                                 ------------      ----------------
State Street Global Advisors Money Market Portfolio              $ 5,061,161     North American -- AG Money Market Fund
State Street Global Advisors Growth Equity Portfolio              22,469,923     North American -- AG Stock Index Fund
Credit Suisse Growth and Income Portfolio                         27,534,536     North American -- AG Growth & Income Fund
Credit Suisse International Equity Portfolio                       6,597,599     North American -- AG International Equities Fund
Van Kampen Emerging Growth Portfolio                              31,935,070     Van Kampen LIT Emerging Growth Portfolio
American General U.S. Government Securities Portfolio             18,862,632     North American -- AG Government Securities Fund
EliteValue Portfolio                                              32,948,620     OCCAT Managed Portfolio

    The substitutions are expected to result in enhanced administrative efficiency and improved investment choices for the participants. The substitution took place at relative net assets value as shown in the table above, with no change in the amount of any contract owner's contract value, cash value, death benefit or in the dollar value investment in the Separate Account. All expenses incurred in connection with the substitutions were paid by the Company.

    SEED MONEY DISTRIBUTION. Total capital ("seed money") distributed back to the Company on December 23, 1999 was $17,206,028, which was comprised of the original contribution, dividends and realized gains of $9,600,000, $2,377,477 and $5,228,551, respectively.

NOTE B -- SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

    The accompanying financial statements of the Separate Account have been prepared on the basis of accounting principles generally accepted in the United States ("GAAP"). The accounting principles followed by the Separate Account and the methods of applying those principles are presented below or in the footnotes which follow.

    USE OF ESTIMATES. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the reported amounts of income and expenses during the period. Actual results could differ from those estimates.

    INVESTMENT VALUATION. Investments in mutual funds (the "Funds") are valued at the net asset (market) value per share at the close of each business day as reported by the Funds.

    INVESTMENT TRANSACTIONS AND RELATED INVESTMENT INCOME. Investment transactions are accounted for on the trade date. Dividend income and distributions of capital gains are recorded on the ex-dividend date and reinvested upon receipt. Realized gains and losses from investment transactions are reported on the basis of first-in, first-out for financial reporting and federal income tax purposes.

    ANNUITY RESERVES. At December 31, 2000, the Separate Account did not have contracts in the annuity pay-out phase; therefore, no future policy benefit reserves were required.

30                       NOTES TO FINANCIAL STATEMENTS

NOTE C -- TRANSACTIONS WITH AFFILIATES

    Deductions for the administrative expenses and mortality and expense risks assumed by the Company are calculated daily, at an annual rate, on the average daily net asset value of the underlying Funds comprising the sub-accounts attributable to the contract owners and are paid to the Company. The annual rate for administrative expenses is 0.15% and the annual rate for the mortality and expense risks is 1.25% for the ElitePlus Bonus product, 0.15% and 0.70% for the ElitePlus Value product, and 0.15% and 1.00% for The One Multi-Manager Annuity product, respectively. The ElitePlus Bonus product also has optional death benefit charges of 0.05% and 0.10% for the optional Enhanced Death Benefit and the optional Annual Step Up Death Benefit, respectively. For the year ended December 31, 2000, deductions for the administrative expenses were $20,435 and mortality and expense risk charges were $3,434,067.

    An annual maintenance charge of $30 per contract is assessed by the Company on the contract anniversary during the accumulation period for the maintenance of the ElitePlus Bonus product and ElitePlus Value product contracts. The maintenance charges are not an expense of the Separate Account but rather are paid by redemption of units outstanding and are not assessed if the contract value on the contract anniversary equals or exceeds $40,000 for the ElitePlus Bonus product and $25,000 for the ElitePlus Value product. Maintenance charges totaled $58,739 for the year ended December 31, 2000.

    A contingent deferred sales charge is applicable to certain contract withdrawals pursuant to the contract and is payable to the Company. For the year ended December 31, 2000, deferred sales charges totaled $521,280 and are included as a component of surrenders of accumulation units by terminations and withdrawals on the statement of changes in net assets.

NOTE D -- INVESTMENTS

    The cost of fund shares is the same for financial reporting and federal income tax purposes. The following is a summary of fund shares owned as of December 31, 2000:

                                                                                                                     UNREALIZED
                                                                                MARKET                              APPRECIATION
UNDERLYING FUND                                                     SHARES      PRICE      MARKET        COST      (DEPRECIATION)
---------------                                                   -----------   ------  -----------   -----------  --------------
Oppenheimer Main Street Growth & Income Fund/VA .............     732,821.168   $21.26  $15,579,778   $16,884,440   $(1,304,662)
Oppenheimer Capital Appreciation Fund/VA ....................     230,485.552    46.63   10,747,541    10,672,986        74,555
Oppenheimer Small Cap Growth Fund/VA ........................     353,525.650    11.09    3,920,599     4,319,289      (398,690)
Oppenheimer High Income Fund/VA .............................     777,257.576     9.27    7,205,177     7,683,927      (478,750)
Templeton Developing Markets Securities Fund -- Class 2 .....     382,076.872     5.22    1,994,441     2,227,020      (232,579)
Templeton International Securities Fund -- Class 2 ..........     150,881.487    18.67    2,816,957     2,937,797      (120,840)
Franklin Small Cap Fund -- Class 2 ..........................     152,995.726    21.14    3,234,325     3,834,386      (600,061)
AIM V.I. Capital Appreciation Fund ..........................     292,295.294    30.84    9,014,420     9,765,759      (751,339)
AIM V.I. Diversified Income Fund ............................     331,573.578     9.48    3,143,317     3,390,427      (247,110)
AIM V.I. Value Fund .........................................     599,953.926    27.31   16,384,741    19,207,193    (2,822,452)
AIM V.I. International Equity Fund ..........................     331,926.619    20.12    6,678,363     8,266,205    (1,587,842)
Van Kampen LIT Emerging Growth Portfolio ....................     998,645.966    41.44   41,383,887    46,559,235    (5,175,348)
Van Kampen LIT Enterprise Portfolio .........................      84,605.303    20.28    1,715,795     2,039,738      (323,943)
North American -- AG Stock Index Fund .......................     529,983.876    38.80   20,563,374    22,920,886    (2,357,512)
North American -- AG Growth & Income Fund ...................   1,528,239.676    15.51   23,702,997    30,695,110    (6,992,113)
North American -- AG International Equities Fund ............     562,816.792     9.90    5,571,886     7,093,054    (1,521,168)
North American -- AG Government Securities Fund .............   2,001,301.983    10.13   20,273,189    19,191,286     1,081,903
North American -- T. Rowe Price Science & Technology Fund ...       1,204.719    22.58       27,202        30,940        (3,738)
North American -- Putnam Opportunities Fund .................       1,288.051     7.91       10,188         9,903           285
North American -- AG Money Market Fund ......................   5,099,890.000     1.00    5,099,890     5,099,890            --
North American -- Neuberger Berman MidCap Value Fund ........       2,624.435    13.99       36,715        35,589         1,126
North American -- AG High Yield Bond Fund ...................         730.254     8.13        5,936         6,056          (120)
North American -- AG Strategic Bond Fund ....................         112.471     9.30        1,045         1,063           (18)
One Group Investment Trust Diversified Equity Portfolio .....     556,829.186    16.74    9,321,320     9,824,822      (503,502)
One Group Investment Trust Equity Index Portfolio ...........     431,343.900    11.42    4,925,947     5,353,111      (427,164)
One Group Investment Trust Large Cap Growth Portfolio .......     779,598.481    20.07   15,646,541    19,370,181    (3,723,640)

                          NOTES TO FINANCIAL STATEMENTS                       31

                                                                                                                        UNREALIZED
                                                                                MARKET                                 APPRECIATION
UNDERLYING FUND                                                      SHARES      PRICE      MARKET         COST       (DEPRECIATION)
---------------                                                  -------------  ------   ------------   ------------  --------------
One Group Investment Trust Mid Cap Value Portfolio .............   802,403.413  $13.16   $ 10,559,628   $  8,968,190  $  1,591,438
One Group Investment Trust Mid Cap Growth Portfolio ............   448,319.365   21.23      9,517,820     10,193,142      (675,322)
One Group Investment Trust Diversified Mid Cap Portfolio .......   131,803.437   17.83      2,350,055      2,229,989       120,066
One Group Investment Trust Government Bond Portfolio ........... 1,045,232.292   10.50     10,974,939     10,616,043       358,896
One Group Investment Trust Bond Portfolio ...................... 1,010,083.450   10.56     10,666,481     10,300,433       366,048
One Group Investment Trust Balanced Portfolio ..................   345,647.530   15.48      5,350,623      5,448,666       (98,043)
OCCAT Managed Portfolio ........................................   712,880.795   43.20     30,796,450     29,989,465       806,985
Janus Aspen Growth Portfolio -- Service Shares .................     2,076.740   26.36         54,742         55,047          (305)
Janus Aspen International Growth Portfolio -- Service Shares ...       813.150   30.64         24,914         25,485          (571)
MFS VIT Capital Opportunities Series ...........................     1,443.851   19.26         27,808         27,442           366
Putman VT Voyager Fund II -- Class IB Shares ...................     4,591.741    7.18         32,968         34,265        (1,297)
Putnam VT Global Growth Fund -- Class IB Shares ................       159.915   18.02          2,881          3,028          (147)
                                                                                         ------------   ------------  ------------
Total ..........................................................                         $309,364,880   $335,311,488  $(25,946,608)
                                                                                         ============   ============  ============

NOTE E -- FEDERAL INCOME TAXES

    The Company is taxed as a life insurance company under the Internal Revenue Code and includes the operations of the Separate Account in determining its federal income tax liability. Under current federal income tax law, the investment income and capital gains from sales of investments realized by the Separate Account are not taxable. Therefore, no federal income tax provision has been made.

NOTE F -- SECURITY PURCHASES AND SALES

    For the year ended December 31, 2000, the aggregate cost of purchases and proceeds from sales of investments were:

UNDERLYING FUND                                                   PURCHASES         SALES
---------------                                                  -----------     -----------
Oppenheimer Main Street Growth & Income Fund/VA ............     $10,089,127     $ 1,134,964
Oppenheimer Capital Appreciation Fund/VA ...................       6,860,302         881,829
Oppenheimer Small Cap Growth Fund/VA .......................       3,238,189         298,072
Oppenheimer High Income Fund/VA ............................       5,988,232         447,585
Templeton Developing Markets Securities Fund -- Class 2 ....       4,691,544       2,971,287
Templeton International Securities Fund -- Class 2 .........       2,198,343         385,210
Franklin Small Cap Fund -- Class 2 .........................       3,687,290          40,073
AIM V.I. Capital Appreciation Fund .........................       6,359,230         751,502
AIM V.I. Diversified Income Fund ...........................       2,037,866         413,137
AIM V.I. Value Fund ........................................      17,424,609         128,603
AIM V.I. International Equity Fund .........................       7,660,716          21,184
Van Kampen LIT Emerging Growth Portfolio ...................      21,574,879       8,851,956
Van Kampen LIT Enterprise Portfolio ........................       1,892,532          32,815
North American -- AG Stock Index Fund ......................       3,905,092       3,487,565
North American -- AG Growth & Income Fund ..................       7,927,828       4,769,594
North American -- AG International Equities Fund ...........       3,178,547       2,529,765
North American -- AG Government Securities Fund ............       4,993,735       4,439,428

32                       NOTES TO FINANCIAL STATEMENTS


UNDERLYING FUND                                                        PURCHASES          SALES
---------------                                                       ------------     ------------
North American - T. Rowe Price Science & Technology Fund ........     $     30,943     $          3
North American - Putnam Opportunities Fund ......................            9,909                6
North American - AG Money Market Fund ...........................       32,729,728       32,944,854
North American - Neuberger Berman MidCap Value Fund .............           35,629               41
North American - AG High Yield Bond Fund ........................            6,062                5
North American - AG Strategic Bond Fund .........................            1,065                2
One Group Investment Trust Diversified Equity Portfolio .........        8,999,410          108,736
One Group Investment Trust Equity Index Portfolio ...............        4,931,590          276,742
One Group Investment Trust Large Cap Growth Portfolio ...........       17,519,713          123,463
One Group Investment Trust Mid Cap Value Portfolio ..............        8,189,984           87,828
One Group Investment Trust Mid Cap Growth Portfolio .............        9,462,206           78,536
One Group Investment Trust Diversified Mid Cap Portfolio ........        2,080,915           57,329
One Group Investment Trust Government Bond Portfolio ............        9,738,148          153,926
One Group Investment Trust Bond Portfolio .......................        9,314,914           65,545
One Group Investment Trust Balanced Portfolio ...................        4,925,893          108,527
OCCAT Managed Portfolio .........................................        4,496,507        6,379,146
Janus Aspen Growth Portfolio - Service Shares ...................           55,060               13
Janus Aspen International Growth Portfolio - Service Shares .....           25,490                5
MFS VIT Capital Opportunities Series ............................           27,603              153
Putman VT Voyager Fund II- Class IB Shares ......................           34,273                7
Putnam VT Global Growth Fund- Class IB Shares ...................            3,032                4
                                                                      ------------     ------------
TOTAL ...........................................................     $226,326,135     $ 71,969,440
                                                                      ============     ============

                           [INTENTIONALLY LEFT BLANK]

34                       NOTES TO FINANCIAL STATEMENTS

NOTE G - NET INCREASE (DECREASE) IN ACCUMULATION UNITS
The Company offers contract owners ElitePlus Bonus Standard, ElitePlus Bonus Enhanced, ElitePlus Bonus Annual Step Up and One Multi-Manager Annuity standard contracts, which differ in the calculation of death benefits and related charges. The increase (decrease) in accumulation units for the periods ended December 31, 2000 and 1999 are as follows:

                                                            OPPENHEIMER MAIN STREET                     OPPENHEIMER
                                                                  GROWTH & INCOME                   CAPITAL APPRECIATION
                                                                     FUND/VA                              FUND/VA
                                                       --------------------------------        ------------------------------
                                                            2000                1999               2000               1999
                                                       -------------        -----------        -----------        -----------
ElitePlus Bonus Standard benefit units:
   Outstanding at beginning of period ............       562,531.880          6,629.025        318,641.590          1,662.071
   Increase for payments received ................        77,308.023         63,900.930         41,046.060         33,516.450
   Decrease for surrendered contracts ............       (86,139.499)        (6,952.990)       (43,043.277)        (6,619.800)
   Decrease for death claims .....................       (11,527.735)        (1,970.630)        (1,510.917)                --
   Change for net inter-portfolio exchanges* .....       602,968.425        500,925.545        312,870.287        290,082.869
                                                       -------------        -----------        -----------        -----------
   Outstanding at end of period ..................     1,145,141.094        562,531.880        628,003.743        318,641.590
                                                       =============        ===========        ===========        ===========

ElitePlus Bonus Enhanced benefit units:
   Outstanding at beginning of period ............        30,779.703            792.916         22,670.387                 --
   Increase for payments received ................           968.627          3,389.080            120.253             32.280
   Decrease for surrendered contracts ............        (8,392.656)        (3,508.420)        (2,513.361)        (1,656.710)
   Decrease for death claims .....................           (90.005)                --                 --                 --
   Change for net inter-portfolio exchanges* .....        26,425.960         30,106.127         12,943.453         24,294.817
                                                       -------------        -----------        -----------        -----------
   Outstanding at end of period ..................        49,691.629         30,779.703         33,220.732         22,670.387
                                                       =============        ===========        ===========        ===========

ElitePlus Bonus Annual Step Up benefit units:
   Outstanding at beginning of period ............        97,957.267                 --         38,283.382            218.755
   Increase for payments received ................         8,317.404          3,875.910          3,399.220          2,066.600
   Decrease for surrendered contracts ............        (8,619.028)        (1,594.070)        (4,630.387)          (354.380)
   Decrease for death claims .....................        (1,333.659)                --                 --                 --
   Change for net inter-portfolio exchanges* .....        98,131.187         95,675.427         41,991.273         36,352.407
                                                       -------------        -----------        -----------        -----------
   Outstanding at end of period ..................       194,453.171         97,957.267         79,043.488         38,283.382
                                                       =============        ===========        ===========        ===========

One Multi-Manager Standard benefit units:
   Outstanding at beginning of period ............                --                 --                 --                 --
   Increase for payments received ................                --                 --                 --                 --
   Decrease for surrendered contracts ............                --                 --                 --                 --
   Decrease for death claims .....................                --                 --                 --                 --
   Change for net inter-portfolio exchanges* .....                --                 --                 --                 --
                                                       -------------        -----------        -----------        -----------
   Outstanding at end of period ..................                --                 --                 --                 --
                                                       =============        ===========        ===========        ===========


* Includes transfers from (to) the Company's general account.

                         NOTES TO FINANCIAL STATEMENTS                        35

             OPPENHEIMER                            OPPENHEIMER                               TEMPLETON
          SMALL CAP GROWTH                          HIGH INCOME                     DEVELOPING MARKETS SECURITIES
               FUND/VA                                FUND/VA                                 FUND-CLASS 2
------------------------------------    ------------------------------------     ------------------------------------
       2000                1999               2000                 1999                2000                 1999
----------------     ---------------    ---------------      ---------------     ---------------      ---------------

     94,772.287            2,972.732        125,894.163            1,791.585          46,149.782                   --
     16,557.324            4,486.930         19,219.830           13,881.690           4,292.507            5,332.650
    (12,608.371)            (582.860)       (20,445.374)          (3,237.360)         (8,952.882)            (595.640)
     (6,914.733)            (880.080)        (3,224.962)                  --                  --             (973.570)
    152,515.327           88,775.565         81,873.090          113,458.248          45,328.851           42,386.342
---------------      ---------------    ---------------      ---------------     ---------------      ---------------
    244,321.834           94,772.287        203,316.747          125,894.163          86,818.258           46,149.782
===============      ===============    ===============      ===============     ===============      ===============

      9,065.761                4.463         12,015.075               22.316             905.798                   --
          0.081                   --            148.461               54.250                  --                   --
       (848.685)              (0.410)        (2,007.478)          (1,645.150)             (6.253)              (0.420)
             --                   --                 --                   --                  --                   --
      1,490.524            9,061.708          3,184.764           13,583.659           1,508.918              906.218
---------------      ---------------    ---------------      ---------------     ---------------      ---------------
      9,707.681            9,065.761         13,340.822           12,015.075           2,408.463              905.798
===============      ===============    ===============      ===============     ===============      ===============

     14,851.701                   --         33,529.480                   --           5,121.446                   --
      2,587.675              217.150            208.726                2.750           1,694.756                   --
     (1,295.509)            (498.210)        (3,638.670)            (295.080)           (516.139)             (33.520)
             --                   --                 --                   --                  --                   --
     37,827.653           15,132.761         27,413.875           33,821.810          24,958.498            5,154.966
---------------      ---------------    ---------------      ---------------     ---------------      ---------------
     53,971.520           14,851.701         57,513.411           33,529.480          31,258.561            5,121.446
===============      ===============    ===============      ===============     ===============      ===============

             --                   --         44,465.113                   --           6,718.780                   --
             --                   --        132,666.629           20,865.919          46,005.596            3,311.406
             --                   --         (7,499.770)             (48.351)           (600.712)                  --
             --                   --         (2,580.750)                  --             (52.421)                  --
             --                   --        311,058.238           23,647.545          54,456.308            3,407.374
---------------      ---------------    ---------------      ---------------     ---------------      ---------------
             --                   --        478,109.460           44,465.113         106,527.551            6,718.780
===============      ===============    ===============      ===============     ===============      ===============

36                      NOTES TO FINANCIAL STATEMENTS

                                                                    TEMPLETON                                FRANKLIN
                                                            INTERNATIONAL SECURITIES                         SMALL CAP
                                                                   FUND-CLASS 2                            FUND-CLASS 2
                                                        --------------------------------          -----------------------------
                                                           2000                  1999                2000              1999
                                                        -----------           ----------          -----------        ----------
ElitePlus Bonus Standard benefit units:
   Outstanding at beginning of period ............       88,398.245              359.871                   --                --
   Increase for payments received ................       24,360.364           10,034.630                   --                --
   Decrease for surrendered contracts ............      (15,582.327)            (699.080)                  --                --
   Decrease for death claims .....................       (1,067.915)                  --                   --                --
   Change for net inter-portfolio exchanges* .....       93,187.548           78,702.824                   --                --
                                                        -----------           ----------          -----------        ----------
   Outstanding at end of period ..................      189,295.915           88,398.245                   --                --
                                                        ===========           ==========          ===========        ==========

ElitePlus Bonus Enhanced benefit units:
   Outstanding at beginning of period ............        4,792.566                   --                   --                --
   Increase for payments received ................           41.408                   --                   --                --
   Decrease for surrendered contracts ............         (222.010)              (0.270)                  --                --
   Decrease for death claims .....................               --                   --                   --                --
   Change for net inter-portfolio exchanges* .....        3,362.572            4,792.836                   --                --
                                                        -----------           ----------          -----------        ----------
   Outstanding at end of period ..................        7,974.536            4,792.566                   --                --
                                                        ===========           ==========          ===========        ==========

ElitePlus Bonus Annual Step Up benefit units:
   Outstanding at beginning of period ............        9,687.474                   --                   --                --
   Increase for payments received ................        2,272.198              386.890                   --                --
   Decrease for surrendered contracts ............       (2,919.484)            (132.230)                  --                --
   Decrease for death claims .....................               --                   --                   --                --
   Change for net inter-portfolio exchanges* .....       32,282.149            9,432.814                   --                --
                                                        -----------           ----------          -----------        ----------
   Outstanding at end of period ..................       41,322.337            9,687.474                   --                --
                                                        ===========           ==========          ===========        ==========

One Multi-Manager Standard benefit units:
   Outstanding at beginning of period ............               --                   --           14,168.957                --
   Increase for payments received ................               --                   --          100,178.726         7,824.166
   Decrease for surrendered contracts ............               --                   --           (1,438.220)               --
   Decrease for death claims .....................               --                   --              (42.351)               --
   Change for net inter-portfolio exchanges* .....               --                   --          151,136.028         6,344.791
                                                        -----------           ----------          -----------        ----------
   Outstanding at end of period ..................               --                   --          264,003.140        14,168.957
                                                        ===========           ==========          ===========        ==========


* Includes transfers from (to) the Company's general account.

                        NOTES TO FINANCIAL STATEMENTS                         37

             AIM V.I.                              AIM V.I.                               AIM V.I.
      CAPITAL APPRECIATION                    DIVERSIFIED INCOME                           VALUE
               FUND                                 FUND                                    FUND
--------------------------------      --------------------------------      ----------------------------------
   2000                  1999            2000                  1999             2000                  1999
-----------          -----------      -----------          -----------      -------------          -----------

263,916.198            2,550.092      143,977.018            2,249.186                 --                   --
 37,046.025           26,486.700       37,650.043           12,865.930                 --                   --
(27,618.320)          (5,417.440)     (34,882.824)          (6,291.160)                --                   --
 (3,487.766)          (1,523.720)      (3,619.590)            (901.160)                --                   --
263,405.845          241,820.566      130,121.402          136,054.222                 --                   --
-----------          -----------      -----------          -----------      -------------          -----------
533,261.982          263,916.198      273,246.049          143,977.018                 --                   --
===========          ===========      ===========          ===========      =============          ===========

 14,174.291                   --        8,261.067              546.004                 --                   --
    647.244              234.750            0.126                   --                 --                   --
 (3,248.463)          (1,744.170)      (1,840.161)            (205.750)                --                   --
   (112.067)                  --               --                   --                 --                   --
  5,240.341           15,683.711        1,913.451            7,920.813                 --                   --
-----------          -----------      -----------          -----------      -------------          -----------
 16,701.346           14,174.291        8,334.483            8,261.067                 --                   --
===========          ===========      ===========          ===========      =============          ===========

 49,307.880                   --       23,273.690              236.187                 --                   --
  3,229.766            4,958.560          815.152              420.780                 --                   --
 (2,105.782)            (771.570)      (1,257.101)            (724.420)                --                   --
 (1,192.373)                  --       (1,021.322)                  --                 --                   --
 61,893.368           45,120.890       25,062.010           23,341.143                 --                   --
-----------          -----------      -----------          -----------      -------------          -----------
111,132.859           49,307.880       46,872.429           23,273.690                 --                   --
===========          ===========      ===========          ===========      =============          ===========

         --                   --               --                   --        177,389.937                   --
         --                   --               --                   --        579,109.343           84,099.740
         --                   --               --                   --        (21,857.022)            (103.972)
         --                   --               --                   --         (7,121.234)                  --
         --                   --               --                   --        948,530.755           93,394.169
-----------          -----------      -----------          -----------      -------------          -----------
         --                   --               --                   --      1,676,051.779          177,389.937
===========          ===========      ===========          ===========      =============          ===========

38                       NOTES TO FINANCIAL STATEMENTS

                                                                                                    VAN KAMPEN
                                                                 AIM V.I.                               LIT
                                                           INTERNATIONAL EQUITY                   EMERGING GROWTH
                                                                   FUND                              PORTFOLIO
                                                       ------------------------------      ------------------------------
                                                           2000              1999              2000              1999
                                                       ------------      ------------      ------------      ------------

ElitePlus Bonus Standard benefit units:
   Outstanding at beginning of period ............               --                --       814,201.839                --
   Increase for payments received ................               --                --        32,826.563         1,359.440
   Decrease for surrendered contracts ............               --                --      (100,545.789)         (549.130)
   Decrease for death claims .....................               --                --        (5,344.732)               --
   Change for net inter-portfolio exchanges* .....               --                --       146,792.571       813,391.529
                                                       ------------      ------------      ------------      ------------
   Outstanding at end of period ..................               --                --       887,930.452       814,201.839
                                                       ------------      ------------      ------------      ------------

ElitePlus Bonus Enhanced benefit units:
   Outstanding at beginning of period ............               --                --        77,567.805                --
   Increase for payments received ................               --                --         1,347.706                --
   Decrease for surrendered contracts ............               --                --        (4,714.247)         (903.030)
   Decrease for death claims .....................               --                --        (2,410.573)               --
   Change for net inter-portfolio exchanges* .....               --                --         1,955.977        78,470.835
                                                       ------------      ------------      ------------      ------------
   Outstanding at end of period ..................               --                --        73,746.668        77,567.805
                                                       ------------      ------------      ------------      ------------

ElitePlus Bonus Annual Step Up benefit units:
   Outstanding at beginning of period ............               --                --        69,893.161                --
   Increase for payments received ................               --                --         5,718.174                --
   Decrease for surrendered contracts ............               --                --       (11,804.160)          (34.390)
   Decrease for death claims .....................               --                --          (490.664)               --
   Change for net inter-portfolio exchanges* .....               --                --        28,332.967        69,927.551
                                                       ------------      ------------      ------------      ------------
   Outstanding at end of period ..................               --                --        91,649.478        69,893.161
                                                       ------------      ------------      ------------      ------------

One Multi-Manager Standard benefit units:
   Outstanding at beginning of period ............       51,103.010                --        58,594.702                --
   Increase for payments received ................      213,484.871        24,358.586       242,760.576        35,837.242
   Decrease for surrendered contracts ............       (7,362.360)          (45.603)       (6,194.188)          (30.619)
   Decrease for death claims .....................       (2,026.836)               --        (1,432.785)               --
   Change for net inter-portfolio exchanges* .....      375,449.185        26,790.027       293,564.829        22,788.079
                                                       ------------      ------------      ------------      ------------
   Outstanding at end of period ..................      630,647.870        51,103.010       587,293.134        58,594.702
                                                       ------------      ------------      ------------      ------------


* Includes transfers from (to) the Company's general account.

                         NOTES TO FINANCIAL STATEMENTS                        39

          VAN KAMPEN
              LIT                           NORTH AMERICAN-AG                      NORTH AMERICAN-AG
          ENTERPRISE                           STOCK INDEX                          GROWTH & INCOME
           PORTFOLIO                              FUND                                   FUND
--------------------------------     --------------------------------     --------------------------------
    2000               1999              2000                1999              2000               1999
-------------      -------------     -------------      -------------     -------------      -------------

           --                 --       948,596.476                 --     1,317,110.227                 --
           --                 --        32,434.961          3,366.130        46,583.925          4,191.830
           --                 --      (106,486.393)        (1,146.900)     (134,934.264)        (2,105.000)
           --                 --        (4,659.880)                --        (8,096.484)                --
           --                 --        53,500.955        946,377.246        41,598.525      1,315,023.397
-------------      -------------     -------------      -------------     -------------      -------------
           --                 --       923,386.119        948,596.476     1,262,261.929      1,317,110.227
-------------      -------------     -------------      -------------     -------------      -------------

           --                 --        74,328.160                 --       134,452.763                 --
           --                 --         1,859.240                 --         2,248.457                 --
           --                 --       (13,903.071)           (61.380)      (23,076.225)        (1,230.790)
           --                 --        (1,838.907)                --        (3,481.522)                --
           --                 --         8,535.870         74,389.540           260.392        135,683.553
-------------      -------------     -------------      -------------     -------------      -------------
           --                 --        68,981.292         74,328.160       110,403.865        134,452.763
-------------      -------------     -------------      -------------     -------------      -------------

           --                 --        93,705.041                 --       188,391.481                 --
           --                 --         1,831.313             25.190         2,819.367             12.820
           --                 --        (4,416.377)           (69.470)      (15,582.162)          (508.670)
           --                 --                --                 --        (1,279.164)                --
           --                 --        53,474.033         93,749.321        16,988.250        188,887.331
-------------      -------------     -------------      -------------     -------------      -------------
           --                 --       144,594.010         93,705.041       191,337.772        188,391.481
-------------      -------------     -------------      -------------     -------------      -------------

   15,986.696                 --                --                 --                --                 --
   71,399.986         13,220.803                --                 --                --                 --
     (123.616)                --                --                 --                --                 --
   (1,897.481)                --                --                 --                --                 --
   82,782.229          2,765.893                --                 --                --                 --
-------------      -------------     -------------      -------------     -------------      -------------
  168,147.814         15,986.696                --                 --                --                 --
-------------      -------------     -------------      -------------     -------------      -------------

40                     NOTES TO FINANCIAL STATEMENTS

                                                             NORTH AMERICAN-AG
                                                                INTERNATIONAL                       NORTH AMERICAN-AG
                                                                  EQUITIES                        GOVERNMENT SECURITIES
                                                                    FUND                                   FUND
                                                       --------------------------------      --------------------------------
                                                            2000               1999              2000                1999
                                                       -------------      -------------      -------------      -------------

ElitePlus Bonus Standard benefit units:
   Outstanding at beginning of period ............       405,200.438                 --      1,390,590.751                 --
   Increase for payments received ................        11,041.090            403.900         68,413.495            179.000
   Decrease for surrendered contracts ............       (51,695.793)        (1,095.910)      (130,619.305)       (19,701.980)
   Decrease for death claims .....................        (1,422.411)                --        (14,550.505)                --
   Change for net inter-portfolio exchanges* .....        36,211.665        405,892.448         58,803.475      1,410,113.731
                                                       -------------      -------------      -------------      -------------
   Outstanding at end of period ..................       399,334.989        405,200.438      1,372,637.911      1,390,590.751
                                                       -------------      -------------      -------------      -------------

ElitePlus Bonus Enhanced benefit units:
   Outstanding at beginning of period ............        37,660.485                 --        120,781.826                 --
   Increase for payments received ................           488.059                 --          1,022.325                 --
   Decrease for surrendered contracts ............        (3,231.093)                --        (23,907.540)        (3,802.960)
   Decrease for death claims .....................          (271.475)                --           (657.649)                --
   Change for net inter-portfolio exchanges* .....         6,517.961         37,660.485         10,365.211        124,584.786
                                                       -------------      -------------      -------------      -------------
   Outstanding at end of period ..................        41,163.937         37,660.485        107,604.173        120,781.826
                                                       -------------      -------------      -------------      -------------

ElitePlus Bonus Annual Step Up benefit units:
   Outstanding at beginning of period ............        23,149.213                 --        116,793.186                 --
   Increase for payments received ................           347.288                 --          2,584.222                 --
   Decrease for surrendered contracts ............          (993.802)           (54.420)       (10,113.875)          (888.960)
   Decrease for death claims .....................          (941.551)                --           (956.326)                --
   Change for net inter-portfolio exchanges* .....         5,667.911         23,203.633         12,671.854        117,682.146
                                                       -------------      -------------      -------------      -------------
   Outstanding at end of period ..................        27,229.059         23,149.213        120,979.061        116,793.186
                                                       -------------      -------------      -------------      -------------

One Multi-Manager Standard benefit units:
   Outstanding at beginning of period ............                --                 --                 --                 --
   Increase for payments received ................                --                 --                 --                 --
   Decrease for surrendered contracts ............                --                 --                 --                 --
   Decrease for death claims .....................                --                 --                 --                 --
   Change for net inter-portfolio exchanges* .....                --                 --                 --                 --
                                                       -------------      -------------      -------------      -------------
   Outstanding at end of period ..................                --                 --                 --                 --
                                                       -------------      -------------      -------------      -------------


(1) Units offered November 15, 2000.

 *  Includes transfers from (to) the Company's general account.

                        NOTES TO FINANCIAL STATEMENTS                         41

NORTH AMERICAN-T. ROWE PRICE            NORTH AMERICAN-PUTNAM                  NORTH AMERICAN-AG
     SCIENCE & TECHNOLOGY                   OPPORTUNITIES                         MONEY MARKET
            FUND(1)                             FUND(1)                               FUND
-------------------------------     -------------------------------    ---------------------------------
    2000              1999              2000              1999              2000               1999
-------------     -------------     -------------     -------------    --------------      -------------


           --                --                --                --       367,474.733                 --
      694.710                --                --                --       836,323.341          9,380.370
           --                --                --                --      (135,646.077)       (12,826.110)
           --                --                --                --        (3,285.359)                --
    2,637.334                --         1,179.330                --      (831,152.577)       370,920.473
-------------     -------------     -------------     -------------    --------------      -------------
    3,332.044                --         1,179.330                --       233,714.061        367,474.733
-------------     -------------     -------------     -------------    --------------      -------------



           --                --                --                --        19,385.078                 --
           --                --                --                --         9,840.697                 --
           --                --                --                --          (592.604)           (11.660)
           --                --                --                --                --                 --
           --                --                --                --        11,887.119         19,396.738
-------------     -------------     -------------     -------------    --------------      -------------
           --                --                --                --        40,520.290         19,385.078
-------------     -------------     -------------     -------------    --------------      -------------

           --                --                --                --        35,804.348                 --
           --                --                --                --       151,195.167                 --
           --                --                --                --          (788.833)                --
           --                --                --                --                --                 --
           --                --                --                --      (162,909.054)        35,804.348
-------------     -------------     -------------     -------------    --------------      -------------
           --                --                --                --        23,301.628         35,804.348
-------------     -------------     -------------     -------------    --------------      -------------

           --                --                --                --        42,400.138                 --
           --                --                --                --     2,643,042.421        419,060.685
           --                --                --                --                --                 --
           --                --                --                --                --                 --
           --                --                --                --    (2,544,024.075)      (376,660.547)
-------------     -------------     -------------     -------------    --------------      -------------
           --                --                --                --       141,418.484         42,400.138
-------------     -------------     -------------     -------------    --------------      -------------

42                     NOTES TO FINANCIAL STATEMENTS

                                                              NORTH AMERICAN-
                                                              NEUBERGER BERMAN                NORTH AMERICAN-AG
                                                                MIDCAP VALUE                   HIGH YIELD BOND
                                                                   FUND(1)                          FUND(1)
                                                       -----------------------------     -----------------------------
                                                           2000             1999             2000             1999
                                                       ------------     ------------     ------------     ------------

ElitePlus Bonus Standard benefit units:
   Outstanding at beginning of period ............               --               --               --               --
   Increase for payments received ................          627.870               --               --               --
   Decrease for surrendered contracts ............               --               --               --               --
   Decrease for death claims .....................               --               --               --               --
   Change for net inter-portfolio exchanges* .....        2,797.400               --          616.964               --
                                                       ------------     ------------     ------------     ------------
   Outstanding at end of period ..................        3,425.270               --          616.964               --
                                                       ------------     ------------     ------------     ------------

ElitePlus Bonus Enhanced benefit units:
   Outstanding at beginning of period ............               --               --               --               --
   Increase for payments received ................               --               --               --               --
   Decrease for surrendered contracts ............               --               --               --               --
   Decrease for death claims .....................               --               --               --               --
   Change for net inter-portfolio exchanges* .....               --               --               --               --
                                                       ------------     ------------     ------------     ------------
   Outstanding at end of period ..................               --               --               --               --
                                                       ------------     ------------     ------------     ------------

ElitePlus Bonus Annual Step Up benefit units:
   Outstanding at beginning of period ............               --               --               --               --
   Increase for payments received ................               --               --               --               --
   Decrease for surrendered contracts ............               --               --               --               --
   Decrease for death claims .....................               --               --               --               --
   Change for net inter-portfolio exchanges* .....               --               --               --               --
                                                       ------------     ------------     ------------     ------------
   Outstanding at end of period ..................               --               --               --               --
                                                       ------------     ------------     ------------     ------------

One Multi-Manager Standard benefit units:
   Outstanding at beginning of period ............               --               --               --               --
   Increase for payments received ................               --               --               --               --
   Decrease for surrendered contracts ............               --               --               --               --
   Decrease for death claims .....................               --               --               --               --
   Change for net inter-portfolio exchanges* .....               --               --               --               --
                                                       ------------     ------------     ------------     ------------
   Outstanding at end of period ..................               --               --               --               --
                                                       ------------     ------------     ------------     ------------


(1) Units offered November 15, 2000.

 *  Includes transfers from (to) the Company's general account.

                       NOTES TO FINANCIAL STATEMENTS                          43

     NORTH AMERICAN-AG            ONE GROUP INVESTMENT TRUST          ONE GROUP INVESTMENT TRUST
       STRATEGIC BOND                  DIVERSIFIED EQUITY                    EQUITY INDEX
           FUND(1)                         PORTFOLIO                           PORTFOLIO
-----------------------------     ------------------------------     ------------------------------
    2000             1999             2000              1999             2000              1999
------------     ------------     ------------      ------------     ------------      ------------


          --               --               --                --               --                --
          --               --               --                --               --                --
          --               --               --                --               --                --
          --               --               --                --               --                --
     104.162               --               --                --               --                --
------------     ------------     ------------      ------------     ------------      ------------
     104.162               --               --                --               --                --
------------     ------------     ------------      ------------     ------------      ------------

          --               --               --                --               --                --
          --               --               --                --               --                --
          --               --               --                --               --                --
          --               --               --                --               --                --
          --               --               --                --               --                --
------------     ------------     ------------      ------------     ------------      ------------
          --               --               --                --               --                --
------------     ------------     ------------      ------------     ------------      ------------

          --               --               --                --               --                --
          --               --               --                --               --                --
          --               --               --                --               --                --
          --               --               --                --               --                --
          --               --               --                --               --                --
------------     ------------     ------------      ------------     ------------      ------------
          --               --               --                --               --                --
------------     ------------     ------------      ------------     ------------      ------------

          --               --       86,671.205                --       65,763.834                --
          --               --      284,375.201        36,420.039      191,197.092        21,871.793
          --               --      (12,513.235)          (87.008)      (5,182.937)          (11.015)
          --               --       (2,807.372)               --       (8,083.602)               --
          --               --      584,410.496        50,338.174      254,711.105        43,903.056
------------     ------------     ------------      ------------     ------------      ------------
          --               --      940,136.295        86,671.205      498,405.492        65,763.834
============     ============     ============      ============     ============      ============

44                     NOTES TO FINANCIAL STATEMENTS

                                                     ONE GROUP INVESTMENT TRUST             ONE GROUP INVESTMENT TRUST
                                                          LARGE CAP GROWTH                        MID CAP VALUE
                                                              PORTFOLIO                             PORTFOLIO
                                                  --------------------------------        ------------------------------
                                                      2000                1999               2000                1999
                                                  -------------        -----------        -----------         ----------

ElitePlus Bonus Standard benefit units:
   Outstanding at beginning of period ..........             --                 --                 --                 --
   Increase for payments received ..............             --                 --                 --                 --
   Decrease for surrendered contracts ..........             --                 --                 --                 --
   Decrease for death claims ...................             --                 --                 --                 --
   Change for net inter-portfolio exchanges*....             --                 --                 --                 --
                                                  -------------        -----------        -----------         ----------
   Outstanding at end of period ................             --                 --                 --                 --
                                                  -------------        -----------        -----------         ----------

ElitePlus Bonus Enhanced benefit units:
   Outstanding at beginning of period ..........             --                 --                 --                 --
   Increase for payments received ..............             --                 --                 --                 --
   Decrease for surrendered contracts ..........             --                 --                 --                 --
   Decrease for death claims ...................             --                 --                 --                 --
   Change for net inter-portfolio exchanges*....             --                 --                 --                 --
                                                  -------------        -----------        -----------         ----------
   Outstanding at end of period ................             --                 --                 --                 --
                                                  -------------        -----------        -----------         ----------

ElitePlus Bonus Annual Step Up benefit units:
   Outstanding at beginning of period ..........             --                 --                 --                 --
   Increase for payments received ..............             --                 --                 --                 --
   Decrease for surrendered contracts ..........             --                 --                 --                 --
   Decrease for death claims ...................             --                 --                 --                 --
   Change for net inter-portfolio exchanges*....             --                 --                 --                 --
                                                  -------------        -----------        -----------         ----------
   Outstanding at end of period ................             --                 --                 --                 --
                                                  -------------        -----------        -----------         ----------

One Multi-Manager Standard benefit units:
   Outstanding at beginning of period ..........    165,757.532                 --         90,703.969                 --
   Increase for payments received ..............    539,267.059         73,778.985        249,541.934         40,034.068
   Decrease for surrendered contracts ..........    (27,434.920)          (102.504)       (11,683.114)           (84.072)
   Decrease for death claims ...................    (10,940.838)                --         (2,615.305)                --
   Change for net inter-portfolio exchanges*....  1,062,256.709         92,081.051        524,002.343         50,753.973
                                                  -------------        -----------        -----------         ----------
   Outstanding at end of period ................  1,728,905.542        165,757.532        849,949.827         90,703.969
                                                  -------------        -----------        -----------         ----------


*    Includes transfers from (to) the Company's general account.

                       NOTES TO FINANCIAL STATEMENTS                          45

   ONE GROUP INVESTMENT TRUST       ONE GROUP INVESTMENT TRUST      ONE GROUP INVESTMENT TRUST
        MID CAP GROWTH                  DIVERSIFIED MID CAP              GOVERNMENT BOND
          PORTFOLIO                         PORTFOLIO                       PORTFOLIO
-----------------------------     ----------------------------     ----------------------------
   2000              1999            2000              1999           2000             1999
-----------       -----------     -----------       ----------     -----------      -----------


         --               --               --               --              --               --
         --               --               --               --              --               --
         --               --               --               --              --               --
         --               --               --               --              --               --
         --               --               --               --              --               --
-----------       ----------      -----------       ----------     -----------      -----------
         --               --               --               --              --               --
-----------       ----------      -----------       ----------     -----------      -----------

         --               --               --               --              --               --
         --               --               --               --              --               --
         --               --               --               --              --               --
         --               --               --               --              --               --
         --               --               --               --              --               --
-----------       ----------      -----------       ----------     -----------      -----------
         --               --               --               --              --               --
-----------       ----------      -----------       ----------     -----------      -----------

         --               --               --               --              --               --
         --               --               --               --              --               --
         --               --               --               --              --               --
         --               --               --               --              --               --
         --               --               --               --              --               --
-----------       ----------      -----------       ----------     -----------      -----------
         --               --               --               --              --               --
-----------       ----------      -----------       ----------     -----------      -----------

 64,305.328               --       18,757.630               --     101,010.476               --
303,743.487       23,088.878       61,035.734        9,191.142     275,347.755       43,371.119
 (9,374.412)         (34.370)      (2,240.195)         (10.632)    (13,249.193)        (219.541)
 (1,987.588)              --         (397.758)              --      (6,998.595)              --
381,879.860       41,250.820      109,968.212        9,577.120     632,476.753       57,858.898
-----------       ----------      -----------       ----------     -----------      -----------
738,566.675       64,305.328      187,123.623       18,757.630     988,587.196      101,010.476
-----------       ----------      -----------       ----------     -----------      -----------

46                     NOTES TO FINANCIAL STATEMENTS

                                                         ONE GROUP INVESTMENT TRUST          ONE GROUP INVESTMENT TRUST
                                                                    BOND                              BALANCED
                                                                  PORTFOLIO                           PORTFOLIO
                                                       ------------------------------      ------------------------------
                                                          2000               1999             2000              1999
                                                       ------------      ------------      ------------      ------------

ElitePlus Bonus Standard benefit units:
   Outstanding at beginning of period ............               --                --                --                --
   Increase for payments received ................               --                --                --                --
   Decrease for surrendered contracts ............               --                --                --                --
   Decrease for death claims .....................               --                --                --                --
   Change for net inter-portfolio exchanges* .....               --                --                --                --
                                                       ------------      ------------      ------------      ------------
   Outstanding at end of period ..................               --                --                --                --
                                                       ============      ============      ============      ============

ElitePlus Bonus Enhanced benefit units:
   Outstanding at beginning of period ............               --                --                --                --
   Increase for payments received ................               --                --                --                --
   Decrease for surrendered contracts ............               --                --                --                --
   Decrease for death claims .....................               --                --                --                --
   Change for net inter-portfolio exchanges* .....               --                --                --                --
                                                       ------------      ------------      ------------      ------------
   Outstanding at end of period ..................               --                --                --                --
                                                       ============      ============      ============      ============

ElitePlus Bonus Annual Step Up benefit units:
   Outstanding at beginning of period ............               --                --                --                --
   Increase for payments received ................               --                --                --                --
   Decrease for surrendered contracts ............               --                --                --                --
   Decrease for death claims .....................               --                --                --                --
   Change for net inter-portfolio exchanges* .....               --                --                --                --
                                                       ------------      ------------      ------------      ------------
   Outstanding at end of period ..................               --                --                --                --
                                                       ============      ============      ============      ============

One Multi-Manager Standard benefit units:
   Outstanding at beginning of period ............      103,548.700                --        60,756.200                --
   Increase for payments received ................      248,539.950        43,915.180       172,041.721        22,607.679
   Decrease for surrendered contracts ............      (14,895.291)         (214.974)       (5,733.845)          (43.598)
   Decrease for death claims .....................       (6,868.078)               --        (8,718.294)               --
   Change for net inter-portfolio exchanges* .....      633,708.154        59,848.494       293,365.274        38,192.119
                                                       ------------      ------------      ------------      ------------
   Outstanding at end of period ..................      964,033.435       103,548.700       511,711.056        60,756.200
                                                       ============      ============      ============      ============


(1) Units offered November 15, 2000.

 *  Includes transfers from (to) the Company's general account.

                       NOTES TO FINANCIAL STATEMENTS                          47

              OCCAT                             JANUS ASPEN                         JANUS ASPEN
             MANAGED                              GROWTH                        INTERNATIONAL GROWTH
            PORTFOLIO                   PORTFOLIO-SERVICE SHARES(1)          PORTFOLIO-SERVICE SHARES(1)
--------------------------------      -------------------------------      -------------------------------
    2000                1999              2000              1999               2000              1999
-------------      -------------      -------------     -------------      -------------     -------------

1,795,074.808                 --                 --                --                 --                --
   39,095.848            347.840            633.177                --            130.249                --
 (260,541.915)        (3,203.820)                --                --                 --                --
  (13,480.143)                --                 --                --                 --                --
  (12,981.443)     1,797,930.788          3,234.823                --          2,484.528                --
-------------      -------------      -------------     -------------      -------------     -------------
1,547,167.155      1,795,074.808          3,868.000                --          2,614.777                --
=============      =============      =============     =============      =============     =============

  153,924.441                 --                 --                --                 --                --
    1,965.884                 --                 --                --                 --                --
  (17,624.326)        (1,324.050)                --                --                 --                --
   (2,874.089)                --                 --                --                 --                --
   (2,980.951)       155,248.491                 --                --                 --                --
-------------      -------------      -------------     -------------      -------------     -------------
  132,410.959        153,924.441                 --                --                 --                --
=============      =============      =============     =============      =============     =============

  124,375.734                 --                 --                --                 --                --
    1,704.286                 --                 --                --                 --                --
  (15,964.199)           (52.830)                --                --                 --                --
   (1,435.275)                --                 --                --                 --                --
   12,440.487        124,428.564          2,227.725                --             52.561                --
-------------      -------------      -------------     -------------      -------------     -------------
  121,121.033        124,375.734          2,227.725                --             52.561                --
=============      =============      =============     =============      =============     =============

           --                 --                 --                --                 --                --
           --                 --                 --                --                 --                --
           --                 --                 --                --                 --                --
           --                 --                 --                --                 --                --
           --                 --                 --                --                 --                --
-------------      -------------      -------------     -------------      -------------     -------------
           --                 --                 --                --                 --                --
=============      =============      =============     =============      =============     =============

48                     NOTES TO FINANCIAL STATEMENTS

                                                                 MFS VIT                         PUTNAM VT
                                                           CAPITAL OPPORTUNITIES              VOYAGER FUND II-
                                                                 SERIES(1)                   CLASS IB SHARES(1)
                                                       -----------------------------     -----------------------------
                                                           2000             1999             2000             1999
                                                       ------------     ------------     ------------     ------------

ElitePlus Bonus Standard benefit units:
   Outstanding at beginning of period ............               --               --               --               --
   Increase for payments received ................          921.875               --          979.774               --
   Decrease for surrendered contracts ............               --               --               --               --
   Decrease for death claims .....................               --               --               --               --
   Change for net inter-portfolio exchanges* .....        1,991.726               --        2,939.219               --
                                                       ------------     ------------     ------------     ------------
   Outstanding at end of period ..................        2,913.601               --        3,918.993               --
                                                       ============     ============     ============     ============

ElitePlus Bonus Enhanced benefit units:
   Outstanding at beginning of period ............               --               --               --               --
   Increase for payments received ................               --               --               --               --
   Decrease for surrendered contracts ............               --               --               --               --
   Decrease for death claims .....................               --               --               --               --
   Change for net inter-portfolio exchanges* .....               --               --               --               --
                                                       ------------     ------------     ------------     ------------
   Outstanding at end of period ..................               --               --               --               --
                                                       ============     ============     ============     ============

ElitePlus Bonus Annual Step Up benefit units:
   Outstanding at beginning of period ............               --               --               --               --
   Increase for payments received ................               --               --               --               --
   Decrease for surrendered contracts ............               --               --               --               --
   Decrease for death claims .....................               --               --               --               --
   Change for net inter-portfolio exchanges* .....               --               --               --               --
                                                       ------------     ------------     ------------     ------------
   Outstanding at end of period ..................               --               --               --               --
                                                       ============     ============     ============     ============

One Multi-Manager Standard benefit units:
   Outstanding at beginning of period ............               --               --               --               --
   Increase for payments received ................               --               --               --               --
   Decrease for surrendered contracts ............               --               --               --               --
   Decrease for death claims .....................               --               --               --               --
   Change for net inter-portfolio exchanges* .....               --               --               --               --
                                                       ------------     ------------     ------------     ------------
   Outstanding at end of period ..................               --               --               --               --
                                                       ============     ============     ============     ============


(1) Units offered November 15, 2000.

 *  Includes transfers from (to) the Company's general account.

                       NOTES TO FINANCIAL STATEMENTS                          49

                                             STATE STREET                        STATE STREET
          PUTNAM VT                         GLOBAL ADVISORS                     GLOBAL ADVISORS
     GLOBAL GROWTH FUND-                     MONEY MARKET                        GROWTH EQUITY
      CLASS IB SHARES(1)                      PORTFOLIO                            PORTFOLIO
-------------------------------     -------------------------------     -------------------------------
    2000              1999              2000              1999              2000              1999
-------------     -------------     -------------     -------------     -------------     -------------


           --                --                --       669,177.195                --       542,282.250
           --                --                --     1,080,353.858                --        31,264.090
           --                --                --         1,228.374                --       (66,623.950)
           --                --                --        (5,515.120)               --        (5,211.800)
           --                --                --    (1,745,244.307)               --      (501,710.590)
-------------     -------------     -------------    --------------     -------------     -------------
           --                --                --                --                --                --
=============     =============     =============    ==============     =============     =============

           --                --                --        71,388.927                --        45,199.956
           --                --                --       113,005.870                --           629.570
           --                --                --       (16,401.040)               --       (17,130.060)
           --                --                --                --                --                --
           --                --                --      (167,993.757)               --       (28,699.466)
-------------     -------------     -------------    --------------     -------------     -------------
           --                --                --                --                --                --
=============     =============     =============    ==============     =============     =============

           --                --                --        76,341.784                --        17,008.926
           --                --                --       172,664.070                --         5,471.700
           --                --                --           196.250                --        (1,011.170)
           --                --                --                --                --                --
      318.344                --                --      (249,202.104)               --       (21,469.456)
-------------     -------------     -------------    --------------     -------------     -------------
      318.344                --                --                --                --                --
=============     =============     =============     =============     =============     =============

           --                --                --                --                --                --
           --                --                --                --                --                --
           --                --                --                --                --                --
           --                --                --                --                --                --
           --                --                --                --                --                --
-------------     -------------     -------------    --------------     -------------     -------------
           --                --                --                --                --                --
=============     =============     =============    ==============     =============     =============

50                        NOTES TO FINANCIAL STATEMENTS

                                                               CREDIT SUISSE                     CREDIT SUISSE
                                                             GROWTH AND INCOME                INTERNATIONAL EQUITY
                                                                 PORTFOLIO                         PORTFOLIO
                                                       -----------------------------      -----------------------------
                                                           2000             1999              2000             1999
                                                       ------------     ------------      ------------     ------------
ElitePlus Bonus Standard benefit units:
   Outstanding at beginning of period ............               --      712,462.456                --      262,854.312
   Increase for payments received ................               --       49,825.360                --       18,967.800
   Decrease for surrendered contracts ............               --     (100,128.250)               --      (26,715.650)
   Decrease for death claims .....................               --      (13,372.440)               --       (3,012.850)
   Change for net inter-portfolio exchanges* .....               --     (648,787.126)               --     (252,093.612)
                                                       ------------     ------------      ------------     ------------
   Outstanding at end of period ..................               --               --                --               --
                                                       ============     ============      ============     ============

ElitePlus Bonus Enhanced benefit units:
   Outstanding at beginning of period ............               --       94,362.916                --       27,231.843
   Increase for payments received ................               --         (291.130)               --          331.650
   Decrease for surrendered contracts ............               --      (24,814.070)               --       (7,012.110)
   Decrease for death claims .....................               --               --                --               --
   Change for net inter-portfolio exchanges* .....               --      (69,257.716)               --      (20,551.383)
                                                       ------------     ------------      ------------     ------------
   Outstanding at end of period ..................               --               --                --               --
                                                       ============     ============      ============     ============

ElitePlus Bonus Annual Step Up benefit units:
   Outstanding at beginning of period ............               --       25,644.192                --        2,471.687
   Increase for payments received ................               --       14,437.260                --        3,302.710
   Decrease for surrendered contracts ............               --       (5,284.690)               --         (513.300)
   Decrease for death claims .....................               --               --                --               --
   Change for net inter-portfolio exchanges* .....               --      (34,796.762)               --       (5,261.097)
                                                       ------------     ------------      ------------     ------------
   Outstanding at end of period ..................               --               --                --               --
                                                       ============     ============      ============     ============

One Multi-Manager Standard benefit units:
   Outstanding at beginning of period ............               --               --                --               --
   Increase for payments received ................               --               --                --               --
   Decrease for surrendered contracts ............               --               --                --               --
   Decrease for death claims .....................               --               --                --               --
   Change for net inter-portfolio exchanges* .....               --               --                --               --
                                                       ------------     ------------      ------------     ------------
   Outstanding at end of period ..................               --               --                --               --
                                                       ============     ============      ============     ============


* Includes transfers from (to) the Company's general account.

                          NOTES TO FINANCIAL STATEMENTS                       51

                                            AMERICAN GENERAL
           VAN KAMPEN                       U.S. GOVERNMENT
        EMERGING GROWTH                        SECURITIES                           ELITEVALUE
           PORTFOLIO                           PORTFOLIO                             PORTFOLIO
-------------------------------      -------------------------------      -------------------------------
    2000              1999               2000              1999               2000               1999
-------------     -------------      -------------     -------------      -------------     -------------

           --       501,049.913                 --       461,727.241                 --     1,100,459.217
           --        31,034.090                 --        13,095.280                 --        59,030.900
           --       (49,637.840)                --       (98,144.240)                --      (131,616.620)
           --        (7,366.120)                --       (12,546.040)                --       (34,588.470)
           --      (475,080.043)                --      (364,132.241)                --      (993,285.027)
-------------     -------------      -------------     -------------      -------------     -------------
           --                --                 --                --                 --                --
=============     =============      =============     =============      =============     =============

           --        58,826.233                 --        69,900.862                 --        99,776.317
           --         3,499.420                 --          (502.840)                --         3,098.020
           --       (12,162.090)                --       (17,250.670)                --       (26,388.350)
           --                --                 --                --                 --                --
           --       (50,163.563)                --       (52,147.352)                --       (76,485.987)
-------------     -------------      -------------     -------------      -------------     -------------
           --                --                 --                --                 --                --
=============     =============      =============     =============      =============     =============

           --        12,267.803                 --        11,095.044                 --        23,358.578
           --         3,627.910                 --           504.450                 --         7,594.640
           --        (3,110.700)                --       (17,163.410)                --        (2,783.950)
           --                --                 --                --                 --                --
           --       (12,785.013)                --         5,563.916                 --       (28,169.268)
-------------     -------------      -------------     -------------      -------------     -------------
           --                --                 --                --                 --                --
=============     =============      =============     =============      =============     =============

           --                --                 --                --                 --                --
           --                --                 --                --                 --                --
           --                --                 --                --                 --                --
           --                --                 --                --                 --                --
           --                --                 --                --                 --                --
-------------     -------------      -------------     -------------      -------------     -------------
           --                --                 --                --                 --                --
=============     =============      =============     =============      =============     =============

                   AMERICAN GENERAL ANNUITY INSURANCE COMPANY

--------------------------------------------------------------------------------
AUDITED FINANCIAL STATEMENTS

December 31, 2000




TABLE OF CONTENTS

Report of Independent Auditors...............................................  1

Balance Sheets...............................................................  2

Statements of Income.........................................................  3

Statements of Changes in Stockholder's Equity................................  4

Statements of Comprehensive Income...........................................  4

Statements of Cash Flows.....................................................  5

Notes to Financial Statements................................................  6

                   AMERICAN GENERAL ANNUITY INSURANCE COMPANY

--------------------------------------------------------------------------------
REPORT OF INDEPENDENT AUDITORS




To the Board of Directors
American General Annuity Insurance Company




        We have audited the accompanying balance sheets of American General Annuity Insurance Company as of December 31, 2000 and 1999, and the related statements of income, changes in stockholder's equity, comprehensive income
(loss), and cash flows for the years ended December 31, 2000 and 1999, the ten months ended December 31, 1998 and the two months ended February 28, 1998. These financial statements are the responsibility of the company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

        We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

        In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of American General Annuity Insurance Company at December 31, 2000 and 1999, and the results of its operations and its cash flows for the years ended December 31, 2000 and 1999, the ten months ended December 31, 1998 and the two months ended February 28, 1998, in conformity with accounting principles generally accepted in the United States.


                                        /s/ ERNST & YOUNG LLP


Houston, Texas
January 23, 2001

                   AMERICAN GENERAL ANNUITY INSURANCE COMPANY

--------------------------------------------------------------------------------
BALANCE SHEETS

At December 31
In millions, except share data


                                                                                    2000        1999
                                                                                  --------    --------
ASSETS             Investments
                        Fixed maturity securities
                          (amortized cost: $18,482 in 2000 and $15,692 in 1999)   $ 18,221    $ 14,953
                        Equity securities (cost: $316 in 2000 and $209 in 1999)        311         205
                        Mortgage loans on real estate                                  362         294
                        Policy loans                                                    77          80
                        Other long-term invested assets                                 19          68
                                                                                  --------    --------
                           Total investments                                        18,990      15,600
                                                                                  --------    --------
                   Investment income receivable                                        284         239
                   Cash and cash equivalents                                           173         160
                   Deferred policy acquisition costs                                   865         569
                   Cost of insurance purchased                                         367         419
                   Goodwill                                                            844         867
                   Other assets                                                        403         303
                   Assets held in separate accounts                                    309         204
                                                                                  --------    --------
                           Total assets                                           $ 22,235    $ 18,361
                                                                                  --------    --------
LIABILITIES        Policy reserves for fixed annuity investment contracts         $ 19,161    $ 16,273
                   Other liabilities                                                   144         100
                   Income tax liabilities                                              182          80
                   Liabilities related to separate accounts                            309         204
                                                                                  --------    --------
                           Total liabilities                                        19,796      16,657
                                                                                  --------    --------
STOCKHOLDER'S      Common stock par value $50 per share, 100,000 shares
EQUITY               authorized and 50,000 issued and outstanding in 2000
                     and 1999                                                            3           3
                   Additional paid-in capital                                        2,188       2,057
                   Retained earnings                                                   457         330
                   Accumulated other comprehensive loss                               (209)       (686)
                                                                                  --------    --------
                           Total stockholder's equity                                2,439       1,704
                                                                                  --------    --------
                           Total liabilities and stockholder's equity             $ 22,235    $ 18,361
                                                                                  --------    --------

                   See notes to financial statements.

                   AMERICAN GENERAL ANNUITY INSURANCE COMPANY

--------------------------------------------------------------------------------
STATEMENTS OF INCOME

For the periods ended                                                                                                Predecessor
In millions                                                                                                             Basis
                                                                                                                     ------------
                                                                            YEAR           Year        Ten Months     Two Months
                                                                           ENDED          Ended          Ended          Ended
                                                                        DECEMBER 31,   December 31,   December 31,   February 28,
                                                                            2000           1999           1998           1998
                                                                        ------------   ------------   ------------   ------------
REVENUES           Premiums and other considerations                    $        330   $        343   $        151   $         14
                   Net investment income                                       1,328          1,079            761            133
                   Investment losses                                             (35)           (32)           (27)            (5)
                                                                        ------------   ------------   ------------   ------------
                           Total revenues                                      1,623          1,390            885            142
                                                                        ------------   ------------   ------------   ------------
BENEFITS AND       Policy benefits:
EXPENSES                Interest credited on
                          investment contracts                                   801            661            467             73
                        Insurance policy benefits                                168            128            112             21
                        Change in future policy benefits                         267            303            117              7
                                                                        ------------   ------------   ------------   ------------
                           Total policy benefits                               1,236          1,092            696            101
                                                                        ------------   ------------   ------------   ------------
                   Expenses:
                        Change in deferred policy acquisition
                          costs and cost of insurance purchased                 (194)          (208)          (100)           (12)
                        Goodwill amortization                                     23             23             20             --
                        Other expenses                                           360            309            165             24
                                                                        ------------   ------------   ------------   ------------
                           Total expenses                                        189            124             85             12
                                                                        ------------   ------------   ------------   ------------
                           Total policy benefits and expenses                  1,425          1,216            781            113
                                                                        ------------   ------------   ------------   ------------
EARNINGS           Income before income tax expense                              198            174            104             29
                   Income tax expense                                             70             61             38             10
                                                                        ------------   ------------   ------------   ------------
                           Net income                                   $        128   $        113   $         66   $         19
                                                                        ------------   ------------   ------------   ------------

                   See notes to financial statements.

                   AMERICAN GENERAL ANNUITY INSURANCE COMPANY

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN STOCKHOLDER'S EQUITY

For the periods ended                                                                                               Predecessor
In millions                                                                                                            Basis
                                                                                                                    ------------
                                                                            YEAR           Year        Ten Months    Two Months
                                                                           ENDED          Ended          Ended         Ended
                                                                        DECEMBER 31,   December 31,   December 31,  February 28,
                                                                            2000           1999           1998          1998
                                                                        ------------   ------------   ------------  ------------
COMMON STOCK       Balance at beginning and end of year                 $          3   $          3   $          3  $          3
                                                                        ------------   ------------   ------------  ------------
ADDITIONAL         Balance at beginning of year                                2,057          1,952          1,781           444
PAID-IN-CAPITAL          Adjustment for the acquisition                           --             --             --         1,337
                         Capital contribution from stockholder                   131            105            171            --
                                                                        ------------   ------------   ------------  ------------
                   Balance at end of year                                      2,188          2,057          1,952         1,781
                                                                        ------------   ------------   ------------  ------------
RETAINED           Balance at beginning of year                                  330            217            151           715
EARNINGS
                         Net income                                              128            113             66            19
                         Adjustment for the acquisition                           --             --             --          (583)
                         Dividends paid to stockholder                            (1)            --             --            --
                                                                        ------------   ------------   ------------  ------------
                   Balance at end of year                                        457            330            217           151
                                                                        ------------   ------------   ------------  ------------
ACCUMULATED OTHER  Balance at beginning of year                                 (686)           164             61           130
COMPREHENSIVE            Adjustment for the acquisition                           --             --             --           (65)
INCOME (LOSS)            Change in net unrealized
                           gains (losses) on securities                          477           (850)           103            (4)
                                                                        ------------   ------------   ------------  ------------
                   Balance at end of year                                       (209)          (686)           164            61
                                                                        ------------   ------------   ------------  ------------
STOCKHOLDER'S      Balance at end of year                               $      2,439   $      1,704   $      2,336  $      1,996
EQUITY                                                                  ------------   ------------   ------------  ------------


--------------------------------------------------------------------------------
STATEMENTS OF COMPREHENSIVE INCOME (LOSS)

For the periods ended                                                                                                Predecessor
In millions                                                                                                             Basis
                                                                                                                     ------------
                                                                            YEAR           Year        Ten Months     Two Months
                                                                           ENDED          Ended          Ended          Ended
                                                                        DECEMBER 31,   December 31,   December 31,   February 28,
                                                                            2000           1999           1998           1998
                                                                        ------------   ------------   ------------   ------------
COMPREHENSIVE          Net income                                       $        128   $        113   $         66   $         19
INCOME (LOSS)          Other comprehensive income (loss)
                         Gross change in unrealized
                           gains (losses) on securities (pretax:
                           $534, ($957), $131, ($11))                            454           (871)            85             (7)
                         Less: losses realized in
                           net income                                            (23)           (21)           (18)            (3)
                                                                        ------------   ------------   ------------   ------------
                            Change in net unrealized gains
                              (losses) on securities (pretax:
                                $511, ($934), $160, ($6))                        477           (850)           103             (4)
                         Adjustment for the acquisition                           --             --             --            (65)
                                                                        ------------   ------------   ------------   ------------
                               Comprehensive income (loss)              $        605   $       (737)  $        169   $        (50)
                                                                        ------------   ------------   ------------   ------------

                      See notes to financial statements.

                   AMERICAN GENERAL ANNUITY INSURANCE COMPANY

--------------------------------------------------------------------------------
STATEMENTS OF CASH FLOWS

For the periods ended                                                                                           Predecessor
In millions                                                                                                        Basis
                                                                                                                ------------
                                                                       Year           Year        Ten Months     Two Months
                                                                      Ended          Ended          Ended          Ended
                                                                   December 31,   December 31,   December 31,   February 28,
                                                                       2000           1999           1998           1998
                                                                   ------------   ------------   ------------   ------------
OPERATING          Net income                                      $        128   $        113   $         66   $         19
ACTIVITIES         Reconciling adjustments to net cash
                     provided by operating activities:
                        Insurance and annuity liabilities                 1,438          1,047          2,414             84
                        Deferred policy acquisition costs
                          and cost of insurance purchased                  (324)          (275)          (147)           (22)
                        Other, net                                          148            139            135             39
                                                                   ------------   ------------   ------------   ------------
                           Net cash provided by operating
                             activities                                   1,390          1,024          2,468            120
                                                                   ------------   ------------   ------------   ------------
INVESTING          Investment purchases                                  (8,901)        (7,310)        (7,914)          (462)
ACTIVITIES         Investment dispositions and repayments                 5,920          4,530          4,391            289
                                                                   ------------   ------------   ------------   ------------
                           Net cash used for investing
                             activities                                  (2,981)        (2,780)        (3,523)          (173)
                                                                   ------------   ------------   ------------   ------------
FINANCING          Policyholder account deposits                          3,859          3,347          2,187            345
ACTIVITIES         Policyholder account withdrawals                      (2,385)        (1,682)        (1,303)          (199)
                   Net investment borrowings (repayments)                    --             --           (421)             1
                   Capital contribution from stockholder                    131            105            171             --
                   Dividends paid to stockholder                             (1)            --             --             --
                                                                   ------------   ------------   ------------   ------------
                           Net cash provided by financing
                             activities                                   1,604          1,770            634            147
                                                                   ------------   ------------   ------------   ------------
NET CHANGE         Net increase (decrease) in cash and
IN CASH              cash equivalents                                        13             14           (421)            94
AND CASH           Cash and cash equivalents
EQUIVALENTS          at beginning of period                                 160            146            567            473
                                                                   ------------   ------------   ------------   ------------
                           Cash and cash equivalents
                             at end of period                      $        173   $        160   $        146   $        567
                                                                   ------------   ------------   ------------   ------------

SUPPLEMENTAL       Income taxes paid (refunded), net               $          4   $         (4)  $         50   $         --
CASH FLOW                                                          ------------   ------------   ------------   ------------
DISCLOSURE         Interest paid on investment borrowings          $         25   $         17   $         30   $          4
                                                                   ------------   ------------   ------------   ------------


                   See notes to financial statements.

                   AMERICAN GENERAL ANNUITY INSURANCE COMPANY

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS

December 31, 2000
All dollar amounts in millions, except share data

                                        1
                         SIGNIFICANT ACCOUNTING POLICIES

1.1 ORGANIZATION AND NATURE OF OPERATIONS

     American General Annuity Insurance Company (the Company) is a State of Texas domiciled life insurance company that was founded in 1944. The Company is a wholly-owned subsidiary of Western National Corporation (Western National). On December 23, 1994, AGC Life Insurance Company (AGC Life), a Missouri-domiciled life insurer, purchased a 40% ownership interest in Western National's common stock. AGC Life is a wholly-owned subsidiary of American General Corporation
(AGC), a Texas corporation. References to "American General" are references to AGC and its direct and indirect majority controlled subsidiaries. As of December 31, 1996, American General owned approximately a 46% equity interest in Western National. The increase in American General's equity interest was the result of Western National issuing preferred stock to American General in September 1996. On February 25, 1998, with the approval of the Texas Department of Insurance and the shareholders of Western National, American General acquired the remaining 54% of the outstanding common stock of Western National for consideration valued at approximately $1.2 billion. For accounting purposes, the acquisition was effective as of February 28, 1998 and was accounted for using the purchase method of accounting in accordance with the provisions of Accounting Principles Board Opinion 16, "Business Combinations," and other existing accounting literature pertaining to purchase accounting. Under purchase accounting, the total purchase cost was allocated to the assets and liabilities acquired based on a determination of their fair value as of the effective date of the acquisition, and resulted in goodwill of $918.5 million, which is being amortized on a straight line basis over 40 years. The Company regularly reviews goodwill for indicators of impairment in value which it believes are other than temporary, including unexpected or adverse changes in the following: (1) the economic or competitive environments in which the Company operates, (2) profitability analyses, and (3) cash flow analyses. The Company's balance sheets at December 31, 2000 and 1999, and the related statements of operations, shareholder's equity, comprehensive income (loss), and cash flows for the years ended December 31, 2000 and 1999, and the ten month period ended December 31, 1998, are reported under the purchase method of accounting and, accordingly, are not consistent with the basis of presentation of the previous periods' financial statements (Predecessor Basis).

     The Company develops, markets, and issues annuity products through niche distribution channels. The Company sells deferred annuities, including its proprietary fixed annuities, to the savings and retirement markets through financial institutions (primarily banks and thrifts), and sells deferred annuities to both tax-qualified and nonqualified retirement markets through personal producing general agents (PPGAs). The Company also sells deferred annuities through its direct sales operations; single premium immediate annuities (SPIAs), other than structured settlement SPIAs, through its financial institution and PPGA distribution channels; and variable annuity products.

1.2 PREPARATION OF FINANCIAL STATEMENTS

     The financial statements have been prepared in accordance with accounting principles generally accepted in the United States (GAAP).

    The preparation of financial statements requires management to make estimates and assumptions that affect amounts reported in the financial statements and disclosures of contingent assets and liabilities. Ultimate results could differ from these estimates.

     Prior year amounts have been restated to conform with the current year presentation.

1.3 ACCOUNTING CHANGES

     Derivatives. On January 1, 2001, the Company adopted Statement of Financial Accounting Standards (SFAS) 133, "Accounting for Derivative Instruments and Hedging Activities," which requires all derivative instruments to be recognized at fair value in the balance sheet. Changes in the fair value of a derivative instrument are reported in net income or other comprehensive income, depending upon the intended use of the derivative instrument.

     The adoption of SFAS 133 did not have a material impact on the Company's results of operations and financial position. The impact of the fair value adjustments on derivatives which do not qualify for hedge accounting and any ineffectiveness resulting from hedging activities are recorded in investment gains (losses).

1.4 INVESTMENTS

     Fixed Maturity and Equity Securities. At December 31, 2000 and 1999, all fixed maturity and equity securities are classified as available-for-sale and recorded at fair value. After adjusting related balance sheet accounts as if the unrealized gains (losses) had been realized, the net adjustment is recorded in accumulated other comprehensive income (loss) within stockholder's equity. If the fair value of a security classified as available-for-sale declines below its cost and this decline is considered to be other than temporary, the security is reduced to its fair value, and the reduction is recorded as a realized loss.

     At various times, the Company holds trading securities and reports them at fair value. The Company held no trading securities at December 31, 2000 or 1999. Unrealized gains (losses), as well as realized gains (losses), are included in net investment income; however, trading securities did not have a material effect on net investment income in 2000, 1999 or 1998.

                   AMERICAN GENERAL ANNUITY INSURANCE COMPANY

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS - CONTINUED

December 31, 2000
All dollar amounts in millions, except share data
--------------------------------------------------------------------------------

     Equity partnerships, which are reported in equity securities, are accounted for under the equity method of accounting. For those partnerships that report changes in the fair value of underlying equity investments in earnings, the Company records its proportionate interest in investment gains (losses).

     MORTGAGE LOANS. Mortgage loans are reported at amortized cost, net of an allowance for losses. The allowance for losses covers all non-performing loans and loans for which management has a concern based on its assessment of risk factors, such as potential non-payment or non-monetary default. The allowance is based on a loan-specific review and a formula that reflects past results and current trends.

     The Company considers loans to be impaired when collection of all amounts due under the contractual terms is not probable. The Company generally looks to the underlying collateral for repayment of impaired loans. Therefore, impaired loans are reported at the lower of amortized cost or fair value of the underlying collateral, less estimated costs to sell.

     POLICY LOANS. Policy loans are reported at unpaid principal balance.

     INVESTMENT INCOME (LOSS). Interest on fixed maturity securities and performing mortgage loans is recorded as income when earned and is adjusted for any amortization of premium or discount. Interest on delinquent mortgage loans is recorded as income when received. Dividends are recorded as income on ex-dividend dates.

     Income on mortgage-backed securities is recognized using a constant effective yield based on estimated prepayments of the underlying mortgages. If actual prepayments differ from estimated prepayments, a new effective yield is calculated and the net investment in the security is adjusted accordingly. The adjustment is recognized in net investment income.

     INVESTMENT GAINS (LOSSES). Investment gains (losses) are recognized using the specific identification method.

1.5 DERIVATIVE FINANCIAL INSTRUMENTS

     USE OF DERIVATIVES. The Company's use of derivative financial instruments is generally limited to interest rate and currency swap agreements, and options to enter into interest rate swap agreements (call and put swaptions). The Company accounts for its derivative financial instruments as hedges. Hedge accounting requires a high correlation between changes in fair values or cash flows of the derivative financial instrument and the specific item being hedged, both at inception and throughout the life of the hedge.

     INTEREST RATE AND CURRENCY SWAP AGREEMENTS. Interest rate swap agreements convert specific investment securities from a floating-rate to a fixed-rate basis, or vice versa and hedge against the risk of declining interest rates on anticipated security purchases. Currency swap agreements convert cash flows from specific investment securities denominated in foreign currencies into U.S. dollars at specified exchange rates and hedge against currency rate fluctuations on anticipated security purchases.

     The difference between amounts paid and received on swap agreements is recorded as an adjustment to investment income or interest expense, as appropriate, on an accrual basis over the periods covered by the agreements. The related amount payable to or receivable from counterparties is included in other liabilities or other assets.

     The fair values of swap agreements are recognized in the balance sheet if they hedge investments carried at fair value or if they hedge anticipated purchases of such investments. In this event, changes in the fair value of these swap agreements are reported in accumulated other comprehensive income (loss) included in stockholder's equity, consistent with the treatment of the related investment security.

     For swap agreements hedging anticipated investment purchases, the Company defers the net swap settlement amount or unrealized gain (loss) and includes it in the recorded amount of the anticipated transaction when it occurs.

     Swap agreements generally have terms of two to ten years. Gains (losses) from early termination of a swap agreement are deferred and amortized into income over the remaining term of the related investment. If the underlying investment is extinguished or sold, any related gain (loss) on swap agreements is recognized in income.

     SWAPTIONS. Options to enter into interest rate swap agreements limit the Company's exposure to reduced spreads between investment yields and interest rates credited to policyholders should interest rates decrease or increase significantly over prolonged periods.

     During prolonged periods of decreasing interest rates, the spread between investment yields and interest crediting rates may be reduced as a result of minimum rate guarantees on certain insurance and annuity contracts, which limit the Company's ability to reduce interest crediting rates. Call swaptions, which allow the Company to enter into interest rate swap agreements to receive fixed rates and pay lower floating rates, effectively maintain the spread between investment yields and interest crediting rates during such periods.

     During prolonged periods of increasing interest rates, the spread between investment yields and interest crediting rates may be reduced as a result of the Company's decision to increase interest crediting rates to limit surrenders. Put swaptions, which allow the Company to enter into interest rate swap agreements to pay fixed rates and receive higher floating rates, effectively maintain the spread between investment yields and interest crediting rates during such periods.

     Premiums paid to purchase swaptions are included in other long-term invested assets and are amortized to net investment income over the exercise period of the swaptions. If a swaption is terminated, any gain or loss is reported as investment income. If a swaption ceases to be an effective hedge, any gain or loss is recognized in income.

                   AMERICAN GENERAL ANNUITY INSURANCE COMPANY

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS - CONTINUED

December 31, 2000
All dollar amounts in millions, except share data
--------------------------------------------------------------------------------

1.6 DEFERRED POLICY ACQUISITION COSTS (DPAC)

     Certain costs of writing an insurance policy, including commissions, underwriting, and marketing expenses, are deferred and reported as DPAC. DPAC is charged to expense in relation to the estimated gross profits of the insurance contracts, including realized gains (losses). If the estimate of future gross profits changes significantly, the Company recalculates DPAC balances using the new assumptions. Any resulting adjustment is included in current earnings as an adjustment to DPAC amortization.

     DPAC is adjusted for the impact on estimated future gross profits as if net unrealized gains (losses) on securities had been realized at the balance sheet date. The impact of this adjustment is included in accumulated other comprehensive income (loss) within stockholder's equity.

     The Company reviews the carrying value of DPAC on at least an annual basis. Management considers estimated future gross profit margins as well as expected mortality, interest earned and credited rates, persistency, and expenses in determining whether the carrying amount is recoverable. Any amounts deemed unrecoverable are charged to expense.

1.7 COST OF INSURANCE PURCHASED (CIP)

     The cost assigned to certain acquired insurance contracts in force at the acquisition date is reported as CIP. Interest is accreted on the unamortized balance of CIP at rates ranging from 4.0% to 7.9%. CIP is charged to expense and adjusted for the impact of net unrealized gains (losses) on securities in the same manner as DPAC. Management reviews the carrying amount of CIP on at least an annual basis using the same methods used to evaluate DPAC.

1.8 SEPARATE ACCOUNTS

     Separate accounts are assets and liabilities associated with certain contracts, principally annuities, for which the investment risk lies predominantly with the holder of the contract. The liability for these accounts equals the value of the account assets. Investment income, realized investment gains (losses), and policyholder account deposits and withdrawals related to separate accounts are excluded from the statements of income and cash flows. Assets held in the separate accounts are primarily shares in mutual funds, which are carried at fair value, based on the mutual funds' quoted net asset value per share. Management fees and other charges assessed against the contracts are included in other income.

1.9 CASH EQUIVALENTS

     Cash equivalents include all investments in highly liquid debt instruments with a maturity of three months or less from the date of purchase.

1.10 POLICY RESERVES

     Reserves for investment-type contracts are based on the contract account balance, if future benefit payments in excess of the account balance are not guaranteed, or on the present value of future benefit payments when such payments are guaranteed.

     For investment contracts without mortality risk (such as deferred annuities and immediate annuities with benefits paid for a period certain), premium deposits and benefit payments are recorded as increases or decreases in a liability account rather than as revenue and expense. Amounts charged against the liability account for the cost of insurance, policy administration and surrender penalties are recorded as revenues. Interest credited to the liability account and benefit payments made in excess of the contract liability account balance are charged to expense.

     Reserves for traditional and limited-payment contracts are generally calculated using the net level premium method and assumptions as to investment yields, mortality, withdrawals, and dividends. The assumptions are based on projections of past experience and include provisions for possible adverse deviation. These assumptions are made at the time the contract is issued or, in the case of contracts acquired by purchase, at the purchase date.

1.11 RECOGNITION OF REVENUES AND COSTS

     For traditional insurance contracts, premiums are recognized as income when due. Benefits and expenses are associated with earned premiums so as to result in their recognition over the premium-paying period of the contracts. Such recognition is accomplished through the provision for future policy benefits and the amortization of deferred policy acquisition costs.

     For contracts with mortality risk, but with premiums paid for only a limited period (such as SPIAs with benefits paid for the life of the annuitant), the accounting treatment is similar to traditional contracts. However, the excess of the gross premium over the net premium is deferred and recognized in relation to the present value of expected future benefit payments.

1.12 INCOME TAXES

     The Company files a separate life insurance tax return. Deferred income taxes are provided for the future tax effects of temporary differences between the tax basis of assets and liabilities and their financial reporting amounts, measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse. The Company provides a valuation allowance, if necessary, to reduce deferred tax assets, if any, to their estimated realizable value.

     A valuation allowance for deferred tax assets is provided if it is more likely than not that some portion of the deferred tax asset may not be realized. Any increase or decrease in a valuation allowance that results from a change in circumstances that causes a change in judgement above the realizability of the related deferred tax asset is included in income. A change related to fluctuations in fair value of available-for-sale securities is included in accumulated other comprehensive income (loss) in shareholder's equity.

                   AMERICAN GENERAL ANNUITY INSURANCE COMPANY

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS - CONTINUED

December 31, 2000
All dollar amounts in millions, except share data

1.13 STATUTORY ACCOUNTING

     Effective January 1, 2001, insurance companies are required to prepare statutory financial statements in accordance with the National Association of Insurance Commissioners' Codification of Statutory Accounting Principles. The adoption of codification did not have a material impact on the Company's statutory net income or capital and surplus.

     State insurance laws and regulations prescribe accounting practices for calculating statutory net income and equity (capital and surplus) that differ from GAAP. Significant differences were as follows:

                                                                                 Pre-
                                                                               decessor
                                                                                 Basis
                                                                             ------------
                                    YEAR           Year        10 Months       2 Months
                                   ENDED          Ended          Ended          Ended
                                  DEC. 31,       Dec. 31,       Dec. 31,       Feb. 28,
                                    2000           1999           1998           1998
                                ------------   ------------   ------------   ------------
Net income:
 Statutory net income           $         25   $         72   $         70   $         24
 DPAC and CIP                            212            222            157            (36)
 Deferred income taxes                   (53)           (55)            (5)            (3)
 Policy reserves adjustment               (3)           (69)           (58)           (13)
 Goodwill amortization                   (23)           (23)           (20)            --
 Investment gains                        (33)           (35)           (34)            (1)
 Other, net                                3              1            (44)            48
                                ------------   ------------   ------------   ------------
GAAP net income                 $        128   $        113   $         66   $         19
                                ------------   ------------   ------------   ------------

Stockholder's equity:
 Statutory capital & surplus    $      1,081   $        973   $        823   $        663
 DPAC and CIP                          1,232            988            624            426
 Deferred income taxes                  (188)           (98)          (129)          (155)
 Policy reserves adjustment             (790)          (563)          (484)          (207)
 Acquisition-related goodwill            844            867            890             --
 Asset valuation reserve                 136            159            136            116
 Interest maintenance reserve             43             79            100            105
 Investments                            (175)          (667)           435            357
 Adjustments for acquisition              --             --             --            689
 Other, net                              256            (34)           (59)             2
                                ------------   ------------   ------------   ------------
GAAP stockholder's equity       $      2,439   $      1,704   $      2,336   $      1,996
                                ------------   ------------   ------------   ------------

1.14 COINSURANCE TRANSACTION

     On May 21, 1998, the Company acquired the in-force individual and tax sheltered annuity business of Provident Companies, Inc., a Delaware corporation, for approximately $27 million. Under the agreement, approximately $1.7 billion of assets and insurance liabilities were assumed by the Company under a coinsurance arrangement and resulted in cost of insurance purchased of $59.8 million. This transaction was effective as of April 30, 1998. In addition, the results of operations associated with this transaction have been included in the accompanying financial statements from the effective date through December 31, 1998 and for the years ended December 31, 2000 and 1999.

                                        2
                                   INVESTMENTS

2.1 NET INVESTMENT INCOME

     Income by type of investment was as follows:

                                                                            Pre-
                                                                          decessor
                                                                            Basis
                                                                        ------------
                               YEAR           Year        Ten Months      2 Months
                              ENDED          Ended          Ended          Ended
                             DEC. 31,       Dec. 31,       Dec. 31,       Feb. 28,
                               2000           1999           1998           1998
                           ------------   ------------   ------------   ------------
Fixed maturity securities  $      1,238   $      1,020   $        706   $        122
Mortgage loans on
 real estate                         25             21             15              3
Equity securities                    17             16             13              3
Other                                65             36             38              6
                           ------------   ------------   ------------   ------------
 Gross investment income          1,345          1,093            772            134
 Investment expenses                (17)           (14)           (11)            (1)
                           ------------   ------------   ------------   ------------
  Net investment income    $      1,328   $      1,079   $        761   $        133
                           ------------   ------------   ------------   ------------

     The Company had non-performing investments of less than .01% for 2000 and 1999, and had no non-performing investments in 1998.

     Derivative financial instruments related to investment securities did not have a material effect on net investment income in any of the periods.

2.2 INVESTMENT GAINS (LOSSES)

     Investment gains (losses) were as follows:

                                                               Pre-
                                                             decessor
                                                               Basis
                                                             --------
                              YEAR       Year    Ten Months  2 Months
                             ENDED      Ended      Ended      Ended
                            DEC. 31,   Dec. 31,   Dec. 31,   Feb. 28,
                              2000       1999       1998       1998
                            --------   --------  ----------  --------
Fixed maturity securities:
 Gross gains                $     33   $     22   $     20   $      6
 Gross losses                   (101)       (70)       (38)       (10)
                            --------   --------   --------   --------
  Total fixed maturity
     securities                  (68)       (48)       (18)        (4)
                            --------   --------   --------   --------
Equity securities:
 Gross gains                      20          6         --         --
 Gross losses                     --         --         --         --
                            --------   --------   --------   --------
  Total equity securities         20          6         --         --
                            --------   --------   --------   --------
DPAC/CIP amortization and
 investment expenses, net         13         10         (9)        (1)
                            --------   --------   --------   --------
 Investment losses          $    (35)  $    (32)  $    (27)  $     (5)
                            --------   --------   --------   --------

                   AMERICAN GENERAL ANNUITY INSURANCE COMPANY

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS - CONTINUED

December 31, 2000
All dollar amounts in millions, except share data
--------------------------------------------------------------------------------

2.3 CASH FLOWS FROM INVESTING ACTIVITIES

     Uses of cash for investment purchases were as follows:

                                                                 Pre-
                                                                decessor
                                                                 Basis
                                                               ----------
                              YEAR        Year     Ten Months   2 Months
                             ENDED       Ended       Ended       Ended
                            DEC. 31,    Dec. 31,    Dec. 31,    Feb. 28,
                              2000        1999        1998        1998
                           ----------  ----------  ----------  ----------
Fixed maturity securities  $    8,670  $    7,177  $    6,108  $      440
Provident                          --          --       1,621          --
Other                             231         133         185          22
                           ----------  ----------  ----------  ----------
 Total                     $    8,901  $    7,310  $    7,914  $      462
                           ----------  ----------  ----------  ----------

     Sources of cash from investment dispositions and repayments were as follows:

                                                                           Pre-
                                                                        decessor
                                                                          Basis
                                                                       ----------
                                      YEAR        Year     Ten Months   2 Months
                                     ENDED       Ended       Ended       Ended
                                    DEC. 31,    Dec. 31,    Dec. 31,    Feb. 28,
                                      2000        1999        1998        1998
                                   ----------  ----------  ----------  ----------
Fixed maturity securities          $    5,831  $    4,453  $    4,357  $      286
Other                                      89          77          34           3
                                   ----------  ----------  ----------  ----------
 Total                             $    5,920  $    4,530  $    4,391  $      289
                                   ----------  ----------  ----------  ----------

2.4 FIXED MATURITY AND EQUITY SECURITIES

     Maturities. The contractual maturities of fixed maturity securities at December 31, 2000 were as follows:

                                       Amortized      Fair
                                          Cost       Value
                                       ----------  ----------
Fixed maturity securities, excluding
 mortgage-backed securities, due
   In one year or less                 $      161  $      154
   In years two through five                2,784       2,752
   In years six through ten                 6,261       6,122
   After ten years                          5,201       5,081
Mortgage-backed securities                  4,075       4,112
                                       ----------  ----------
      Total fixed maturity securities  $   18,482  $   18,221
                                       ----------  ----------

     Actual maturities may differ from contractual maturities since borrowers may have the right to call or prepay obligations. The Company may sell investments before maturity to achieve corporate requirements and investment strategies.

2.4 FIXED MATURITY AND EQUITY SECURITIES (CONTINUED)

     Valuation. Amortized cost and fair value of fixed maturity and equity securities at December 31 were as follows:

                                     Amortized Cost      Gross Unrealized Gains  Gross Unrealized Losses        Fair Value
                                 ----------------------  ----------------------  -----------------------  ----------------------
                                    2000        1999        2000        1999        2000         1999        2000        1999
                                 ----------  ----------  ----------  ----------  ----------   ----------  ----------  ----------
Corporate securities             $   14,152  $   11,724  $      243  $       25  $      547   $      636  $   13,848  $   11,113
Mortgage-backed securities            4,075       3,726          59           5          22          121       4,112       3,610
Obligations of states and
 political subdivisions                  89          95           3           1          --            6          92          90
Debt securities issued by
 foreign governments                    112          74           4           1           1            2         115          73
U.S. Treasury securities and
 obligations of U.S. government
 corporations and agencies               52          52           1          --           1            3          52          49
Redeemable preferred stock                2          21          --          --          --            3           2          18
                                 ----------  ----------  ----------  ----------  ----------   ----------  ----------  ----------
Total fixed maturity securities  $   18,482  $   15,692  $      310  $       32  $      571   $      771  $   18,221  $   14,953
                                 ----------  ----------  ----------  ----------  ----------   ----------  ----------  ----------
Equity securities                $      316  $      209  $        1  $       --  $        6   $        4  $      311  $      205
                                 ----------  ----------  ----------  ----------  ----------   ----------  ----------  ----------

                   AMERICAN GENERAL ANNUITY INSURANCE COMPANY

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS - CONTINUED

December 31, 2000
All dollar amounts in millions, except share data
--------------------------------------------------------------------------------

     Net Unrealized Gains (Losses). Net unrealized gains (losses) on fixed maturity and equity securities included in accumulated other comprehensive income (loss) at December 31 were as follows:

                                       2000     1999
                                      ------   ------
Gross unrealized gains                $  311   $   32
Gross unrealized losses                 (577)    (775)
DPAC/CIP adjustments                      94       61
Deferred federal income taxes            (37)      (4)
                                      ------   ------
 Net unrealized losses on securities  $ (209)  $ (686)
                                      ------   ------

2.5 MORTGAGE LOANS ON REAL ESTATE

     Diversification. Diversification of the geographic location and type of property collateralizing mortgage loans reduces the concentration of credit risk. For new loans, the Company generally requires loan-to-value ratios of 75% or less, based on management's credit assessment of the borrower.

     At December 31, the mortgage loan portfolio was distributed as follows:

                           2000     1999
                          ------   ------
Geographic distribution:
 Atlantic                     43%      54%
 Central                      34       26
 Pacific and Mountain         23       20
                          ------   ------
  Total mortgage loans       100%     100%
                          ------   ------
Property type:
 Retail                       60%      76%
 Office                       36       18
 Industrial                    4        6
                          ------   ------
  Total mortgage loans       100%     100%
                          ------   ------

     There were no impaired loans and the allowance was immaterial for both 2000 and 1999.

                                        3
                     TRANSACTIONS WITH AFFILIATED COMPANIES

     In the ordinary course of business, the Company is occasionally involved in transactions with affiliated companies. Transactions involving the purchase or disposal of securities are consummated at the market value of the security on the date of the transaction. Transactions with affiliated companies during each of the three years in the period ended December 31, 2000 were as follows:

     Other considerations include $0.4 million in 2000 for shared management fees and for providing administrative services for affiliated companies. There were no payments in prior years as these arrangements were not initiated until 2000.

     Operating expenses include $11.6 million in 2000, $4.4 million in 1999 and $2.0 million in 1998, for amounts paid to AGC or its subsidiaries primarily for rent, legal services, data processing services and use of facilities.

     Net investment income includes investment expenses of $13.4 million in 2000, $12.3 million in 1999 and $10.4 million in 1998 for the performance of various services by American General Investment Management, L.P.

     Other expenses include $8.5 million in 2000 and $0.8 million in 1999 for payments to affiliated companies for the "cross-selling" of the Company's products. There were no payments in 1998, as these efforts were not initiated until 1999. Other expenses also include $12.9 million, $7.7 million and $8.8 million for 2000, 1999 and 1998, respectively, for payments made to American General Distributors, Inc., an affiliated broker-dealer, for distributing the Company's variable products.

     The accounts payables processing function for the Company is being performed by The Variable Annuity Life Insurance Company (VALIC), an American General affiliated company.

     The Company received a $100.0 million variable rate senior promissory note issued by AGC in September 1998. Interest was received at a rate per annum equal to the sum of 1-month LIBOR plus 0.2%. Interest earned totaled $3.2 million in 1999 and $1.4 million in 1998. The note was paid off in 1999.

     The Company holds 190,000 shares of preferred stock in American General Annuity Investment Advisory Services (AGAIAS) with a cost of $190 million. The Company received preferred stock dividends from AGAIAS of $14.3 million in 2000, 1999, and 1998.

     The Company paid a dividend of $1 million to Western National in 2000. No dividends were paid to Western National in 1999 and 1998.

     The Company received capital contributions of $130.0 million in 2000, $100.0 million in 1999 and $158.8 million in 1998 from AGC Life. Additionally, the Company received capital contributions of $1.2 million in 2000, $5.0 million in 1999 and $12.0 million in 1998 from Western National.

                   AMERICAN GENERAL ANNUITY INSURANCE COMPANY

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS - CONTINUED

December 31, 2000
All dollar amounts in millions, except share data

                                        4
                    DEFERRED POLICY ACQUISITION COSTS (DPAC)

     Activity in DPAC was as follows:

                                                                          Pre-
                                                                        decessor
                                                                          Basis
                                                                       ----------
                                   Year         Year      Ten Months    2 Months
                                  Ended        Ended        Ended        Ended
                                 Dec. 31,     Dec. 31,     Dec. 31,     Feb. 28,
                                   2000         1999         1998         1998
                                ----------   ----------   ----------   ----------
Balance at beginning of period  $      569   $      248   $      147   $      517
Deferrals:
 Acquisition costs incurred            325          275          147           22
Accretion of interest                   43           24           11            5
Amortization:
 Adjustment for the
  acquisition(a)                        --           --           --         (385)
 Operating earnings(b)                (115)         (48)         (24)         (13)
Effect of investment
 (gains) losses on securities           10            5           (1)           1
Effect of net unrealized
 (gains) losses on securities           33           65          (32)          --
                                ----------   ----------   ----------   ----------
Balance at end of period        $      865   $      569   $      248   $      147
                                ----------   ----------   ----------   ----------

(a) Represents the necessary elimination of the historical DPAC asset required by purchase accounting.

(b) An adjustment was recorded to DPAC amortization in 2000 to reflect revisions to underlying interest spread and surrender assumptions to more closely approximate expected future experience.

                                        5
                        COST OF INSURANCE PURCHASED (CIP)

     Activity in CIP was as follows:

                                                                            Pre-
                                                                          decessor
                                                                            Basis
                                                                         ----------
                                     Year         Year      Ten Months    2 Months
                                    Ended        Ended        Ended        Ended
                                   Dec. 31,     Dec. 31,     Dec. 31,     Feb. 28,
                                     2000         1999         1998         1998
                                  ----------   ----------   ----------   ----------
Balance at beginning of period    $      419   $      376   $      401   $        8
Additions from acquisitions               --           --           60           --
Adjustment for the
 acquisition(a)                           --           --           --          335
Accretion of interest                     19           22           18            1
Amortization(b)                          (78)         (65)         (52)          (3)
Effect of investment
 (gains) losses on securities              7            9           (2)           1
Effect of net unrealized
 (gains) losses on securities             --           77          (49)         (63)
                                  ----------   ----------   ----------   ----------
Balance at end of period          $      367   $      419   $      376   $      279
                                  ----------   ----------   ----------   ----------

(a) Represents the incremental amount necessary to recognize the new CIP asset attributable to the 1998 acquisition.

(b) An adjustment was recorded to CIP amortization in 2000 to reflect revisions to underlying interest spread and surrender assumptions to more closely approximate expected future experience.

     CIP amortization, net of accretion, expected to be recorded in each of the next five years is $40.1 million, $34.8 million, $30.7 million, $27.9 million, and $24.9 million.

                   AMERICAN GENERAL ANNUITY INSURANCE COMPANY

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS - CONTINUED

December 31, 2000
All dollar amounts in millions, except share data
--------------------------------------------------------------------------------

                                        6
                                  INCOME TAXES

6.1 TAX LIABILITIES

     Components of income tax liabilities and assets at December 31 were as follows:

                                            2000       1999
                                          --------   --------
Current tax assets                        $     (6)  $    (18)
                                          --------   --------
Deferred tax liabilities, applicable to:
 DPAC and CIP                                  370        287
 Other                                          14         --
                                          --------   --------
   Total deferred tax liabilities              384        287
                                          --------   --------
Deferred tax assets, applicable to:
 Basis differential of investments              40        216
 Policy reserves                               253        214
 Other                                          --          1
                                          --------   --------
   Gross deferred tax assets                   293        431
                                          --------   --------
 Valuation allowance                            97        242
      Net deferred tax liabilities             188         98
                                          --------   --------
        Total income tax liabilities      $    182   $     80
                                          --------   --------

     The deferred tax assets applicable to basis differential of investments at year end 2000 and 1999 were due to recognition of unrealized losses on available-for-sale-securities on the balance sheet. Since a portion of these deferred tax assets may not be realized, management established valuation allowances of $97 million in 2000 and $242 million in 1999. These balance sheet adjustments had no income statement impact.

6.2 TAX EXPENSE

Components of income tax expense were as follows:

                                                                    Pre-
                                                                  decessor
                                                                    Basis
                                                                 ----------
                                Year        Year     Ten Months   2 Months
                               Ended       Ended       Ended       Ended
                              Dec. 31,    Dec. 31,    Dec. 31,    Feb. 28,
                                2000        1999        1998        1998
                             ----------  ----------  ----------  ----------
Current income tax expense:
 Federal                     $       16  $        6  $       32  $        7
 State                                1          --           1          --
                             ----------  ----------  ----------  ----------
  Total current income
    tax expense                      17           6          33           7
                             ----------  ----------  ----------  ----------
 Deferred income
   tax expense                       53          55           5           3
                             ----------  ----------  ----------  ----------
    Income tax expense       $       70  $       61  $       38  $       10
                             ----------  ----------  ----------  ----------

     A reconciliation between the federal income tax rate and the effective tax rate follows:

                                                                      Pre-
                                                                    decessor
                                                                     Basis
                                                                   ----------
                            Year          Year       Ten Months     2 Months
                           Ended         Ended         Ended         Ended
                          Dec. 31,      Dec. 31,      Dec. 31,      Feb. 28,
                            2000          1999          1998          1998
                         ----------    ----------    ----------    ----------
Federal income tax rate          35%           35%           35%           35%
Income tax expense at
 applicable rate         $       69    $       63    $       31    $       10
Amortization of
 goodwill                         8             8             7            --
State income taxes                1            --             1            --
Other items                      (8)          (10)           (1)           --
                         ----------    ----------    ----------    ----------
 Income tax expense      $       70    $       61    $       38    $       10
                         ----------    ----------    ----------    ----------

                                        7
                                  CAPITAL STOCK

     The Company has one class of capital stock: common stock ($50.00 par value with 100,000 shares authorized and 50,000 shares issued and outstanding).

     The Company is restricted by state insurance laws as to the amount it may pay as dividends without prior approval from the Texas Department of Insurance. The maximum dividend payout which may be made without prior approval in 2001 is $108 million.

                   AMERICAN GENERAL ANNUITY INSURANCE COMPANY

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS - CONTINUED

December 31, 2000
All dollar amounts in millions, except share data
--------------------------------------------------------------------------------

                                        8
                        DERIVATIVE FINANCIAL INSTRUMENTS

8.1 INTEREST RATE SWAP AGREEMENTS

     Interest rate swap agreements related to investment securities at December 31 were as follows:

                                                    2000       1999
                                                  --------   --------
Interest rate swap agreements to pay fixed rate:
   Notional amount                                $     50   $     55
   Average receive rate                               8.50%      7.64%
   Average pay rate                                   7.01%      6.88%
                                                  --------   --------

8.2 SWAPTIONS

     Swaptions at December 31 were as follows:

                          2000       1999
                        --------   --------
Call swaptions
   Notional amount      $    780   $  2,100
   Average strike rate      5.00%      4.59%
                        --------   --------
Put swaptions
   Notional amount      $    584   $  1,500
   Average strike rate      8.75%      8.86%
                        --------   --------

     The swaptions outstanding at December 31, 2000 expire in 2001. Should the strike prices remain below market rates for call swaptions and above market rates for put swaptions, the swaptions will expire, and the Company's exposure would be limited to the premiums paid. These premiums were immaterial.

8.3 CREDIT AND MARKET RISK

     Derivative financial instruments expose the Company to credit risk in the event of nonperformance by counter-parties. The Company limits this exposure by entering into agreements with counterparties having high credit ratings and by regularly monitoring the ratings. The Company does not expect any counterparty to fail to meet its obligation; however, nonperformance would not have a material impact on the Company's results of operations and financial position.

     The Company's exposure to market risk is mitigated by the offsetting effects of changes in the value of the agreements and the related items being hedged.

                                        9
                       FAIR VALUE OF FINANCIAL INSTRUMENTS

     Carrying amounts and fair values for certain of the Company's financial instruments at December 31 are presented below. Care should be exercised in drawing conclusions based on fair value, since (1) the fair values presented do not include the value associated with all of the Company's assets and liabilities, and (2) the reporting of investments at fair value without a corresponding revaluation of related policyholder liabilities can be misinterpreted.

                                2000                1999
                         ------------------  ------------------
                           Fair    Carrying    Fair    Carrying
                          Value     Amount    Value     Amount
                         --------  --------  --------  --------
Assets
 Fixed maturity
   securities(*)         $ 18,221  $ 18,482  $ 14,953  $ 14,953
 Equity securities            311       316       205       205
 Mortgage loans on
   real estate                365       362       281       294
 Policy loans                  75        77        69        80
 Assets related to
   separate accounts          309       309       204       204
Liabilities
 Insurance investment
   contracts             $ 17,324  $ 16,626  $ 13,277  $ 14,095
 Liabilities related to
   separate accounts          309       309       204       204
                         --------  --------  --------  --------

(*) Includes derivative financial instruments with a fair value of $2 million in 2000 and $4.9 million in 1999.

     The following methods and assumptions were used to estimate the fair values of financial instruments.

     FIXED MATURITY AND EQUITY SECURITIES. Fair values of fixed maturity and equity securities were based on quoted market prices, where available. For investments not actively traded, fair values were estimated using values obtained from independent pricing services or, in the case of some private placements, by discounting expected future cash flows using a current market rate applicable to yield, credit quality and average life of the investments.

     MORTGAGE LOANS ON REAL ESTATE. Fair value of mortgage loans was estimated primarily using discounted cash flows, based on contractual maturities and risk-adjusted discount rates.

     POLICY LOANS.Fair value of policy loans was estimated using discounted cash flows and actuarially-determined assumptions, incorporating market rates.

     ASSETS AND LIABILITIES RELATED TO SEPARATE ACCOUNTS. Fair values of assets and liabilities related to separate accounts were based on quoted net asset value per share of the underlying mutual funds.

     INSURANCE INVESTMENT CONTRACTS. Fair value of insurance investment contracts was estimated using cash flows discounted at market interest rates.

                   AMERICAN GENERAL ANNUITY INSURANCE COMPANY

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS - CONTINUED

December 31, 2000
All dollar amounts in millions, except share data

                                       10
                                   REINSURANCE

     In the normal course of business, the Company seeks to limit its exposure to loss on any single policy and to recover a portion of benefits paid by ceding reinsurance to other insurance enterprises or reinsurers under excess coverage contracts. The Company has set its retention limit for acceptance of risk on life insurance policies at various levels up to $0.8 million. To the extent that reinsuring companies are unable to meet obligations under these agreements, the Company remains contingently liable. The Company evaluates the financial condition of its reinsurers to minimize its exposure to significant losses from reinsurer insolvencies. Assets and liabilities relating to reinsurance contracts are reported gross of the effects of reinsurance. Reinsurance receivables and prepaid reinsurance premiums, including amounts related to insurance liabilities, are reported as assets.

     Direct and assumed life insurance in force totaled $363.5 million, $403.2 million, and $444.5 million at December 31, 2000, 1999, and 1998, respectively, and ceded life insurance in force totaled $144.9 million, $168.3 million, and $195.6 million at December 31, 2000, 1999, and 1998, respectively. The percentage of assumed to net is less than 1% for all periods presented.

     The insurance cost of ceded policies containing mortality risks totaled $1.1 million in 2000, $1.1 million in 1999, and $1.3 million in 1998, and was deducted from insurance premium revenue. Reinsurance recoveries netted against insurance policy benefits totaled $0.5 million, $0.2 million, and $0.4 million in 2000, 1999, and 1998, respectively.

     In October 1995, the Company and American General Life Insurance Company (AG Life) entered into a modified coinsurance agreement. Under the agreement, AG Life issues SPIAs, and 50% of each risk is reinsured to the Company. Under this arrangement, the Company reports its pro rata share of premiums and shares in its pro rata portion of the gain or loss on policies sold. Pursuant to this arrangement, the Company assumed premiums of $2.2 million and $51.7 million for the years ended December 31, 1999 and 1998, respectively. There were no assumed premiums for the year ended December 31, 2000. The arrangement resulted in $2.9 million, $2.3 million, and $52.0 million of revenues for the Company in 2000, 1999, and 1998, respectively. As of December 31, 2000, 1999, and 1998, the funds held by the Company and the insurance liabilities resulting from this agreement were $273.8 million, $272.7 million, and $269.4 million, respectively. Effective May 1998, the Company began writing all new structured settlement business under its own name rather than through the modified coinsurance agreement.

                                       11
                          COMMITMENTS AND CONTINGENCIES

     The Company is a defendant in various lawsuits arising in the ordinary course of business. The Company believes it has valid defenses in these lawsuits and is defending the cases vigorously. Based upon information presently available, the Company believes that the total amounts that may ultimately have to be paid arising from these lawsuits will not have a material adverse effect on its results of operations and financial position. However, it should be noted that the frequency of large damage awards, including large punitive damage awards that bear little or no relation to actual economic damages incurred by plaintiffs in some jurisdictions, continues to create the potential for an unpredictable judgment in any given suit.

     All 50 states have laws requiring solvent life insurance companies to pay assessments to state guaranty associations to protect the interests of policyholders of insolvent life insurance companies. The accrued liability for anticipated assessments was $14.8 million, $14.6 million, and $11.2 million at December 31, 2000, 1999, and 1998, respectively. The 2000 liability was estimated by the Company using the latest information available from the National Organization of Life and Health Insurance Guaranty Associations. Although the amount accrued represents the Company's best estimate of its liability, this estimate may change in the future. Additionally, changes in state laws could decrease amounts recoverable against future premium taxes.

                                       12
                             EMPLOYEE BENEFIT PLANS

     The Company participates in several American General employee benefit plans which together cover substantially all of its employees. The amounts related to the benefit plans were not significant to the Company's operations.

                                       13
                                SUBSEQUENT EVENTS

     On March 11, 2001, AGC entered into a definitive merger agreement with Prudential plc. Under the agreement, AGC's shareholders will exchange shares of AGC's common stock for 3.6622 shares of Prudential plc common stock. The transaction, which is subject to shareholder and regulatory approvals, is expected to be completed in third quarter 2001.

                                     PART C
                                OTHER INFORMATION

ITEM 24.          FINANCIAL STATEMENTS AND EXHIBITS

                  (a)      Financial Statements

                           PART A:  None

                           PART B:

         (1)      Financial Statements of A. G. Separate Account A:

                  Report of Ernst & Young LLP, Independent Auditors

                  Summary of Financial Statements

                  Statement of Net Assets as of December 31, 2000

                  Statement of Operations for the year ended December 31, 2000

                  Statement of Changes in Net Assets for the year ended December 31, 2000

                  Notes to Financial Statements

         (2) Consolidated Financial Statements of American General Annuity Insurance Company:

                  Report of Ernst & Young LLP, Independent Auditors

                  Balance Sheets as of December 31, 2000 and 1999

                  Statements of Income for the years ended December 31, 2000 and
                           December 31, 1999, the ten months ended December 31, 1998 and the two months ended February 28, 1998.

                  Statements of Changes in Stockholder's Equity for the years ended December 31, 2000 and December 31, 1999, the ten months ended December 31, 1998 and the two months ended February 28, 1998.

                  Statements of Comprehensive Income for the years ended
                           December 31, 2000 and December 31, 1999, the ten months ended December 31, 1998 and the two months ended February 28, 1998.

                  Statements of Cash Flows for the years ended December 31, 2000 and December 31, 1999, the ten months ended December 31, 1998 and the two months ended February 28, 1998.

                  Notes to Financial Statements

                           PART C:  None

                  (b)      Exhibits

                           (1) American General Annuity Insurance Company Board of Directors resolution authorizing the establishment of A. G. Separate Account A.(1)

                           (2)               None

                           (3)               Principal Underwriter's
                                             Agreement.(1)

                           (4)      (i)      Individual Fixed and Variable
                                             Deferred Annuity Contract.(1)

                                    (ii)     Annual Step-Up Death Benefit.(1)

                                    (iii)    Persistency Bonus Endorsement.(2)

                                    (iv)     Guaranteed Minimum Income Benefit
                                             Rider. (Filed Herewith)

                                    (v)      Gain Preservation Death Benefit
                                             Rider. (Filed Herewith)

                                    (vi)     Extended Care Waiver Endorsement.
                                             (Filed Herewith)

                                    (vii)    Market Value Adjustment
                                             Endorsement. (Filed Herewith)

                                    (viii)   Tax Sheltered Annuity Endorsement.
                                             (Filed Herewith)

                           (5)      (i)      Application Form.(3)

                                    (ii)     Investor Allocation Form.(3)

                           (6)      (i)      Amended and Restated Articles of
                                             Incorporation of American General
                                             Annuity Insurance Company.(4)

                                    (ii)     Restated Bylaws of American General
                                             Annuity Insurance Company.(4)

                           (7)               None

                           (8)      (i)  (A) Participation Agreement by and
                                             among A I M Variable Insurance
                                             Funds, Inc., A I M Distributors,
                                             Inc. American General Annuity
                                             Insurance Company and AGA Brokerage
                                             Services, Inc. dated November 23,
                                             1998.(6)

                                         (B) Form of Administrative Services
                                             Agreement between American General
                                             Annuity Insurance Company and A I M
                                             Advisors, Inc.(5)

                                    (ii) (A) Participation Agreement between
                                             Oppenheimer Variable Account Funds,
                                             OppenheimerFunds, Inc. and American
                                             General Annuity Insurance
                                             Company.(1)

                                         (B) Form of Administrative Services
                                             Agreement between American General
                                             Annuity Insurance Company and
                                             OppenheimerFunds, Inc.(5)

                                    (iii)(C) Form of Amendment No. 1 to
                                             Participation Agreement between
                                             A I M Variable Insurance Funds,
                                             Inc., A I M Distributors, Inc,
                                             American General Annuity Insurance
                                             Company and A.G. Distributors, Inc.
                                             (formerly known as AGA Brokerage
                                             Services, Inc.)(6)

                                         (D) Form of Amendment No. 2 to
                                             Participation Agreement between
                                             A I M Variable Insurance Funds,
                                             Inc., A I M Distributors, Inc.,
                                             American General Annuity Insurance
                                             Company and American General
                                             Distributors, Inc. (formerly known
                                             as A.G. Distributors, Inc. and AGA
                                             Brokerage Services, Inc.).(9)

                                    (iii)(A) Form of Participation Agreement
                                             between Franklin Templeton Variable
                                             Insurance Products Trust, Franklin
                                             Templeton Distributors, Inc. and
                                             American General Annuity Insurance
                                             Company, dated May 1, 2000.(5)

                                         (B) Form of Administrative Services
                                             Agreement between American General
                                             Annuity Insurance Company and
                                             Franklin Templeton Services,
                                             Inc.(5)

                                         (C) Form of First Amendment to
                                             Administrative Services Agreement
                                             between American General Annuity
                                             Insurance Company and Franklin
                                             Templeton Services, Inc.(9)

                                    (iv)     First Amendment to Participation
                                             Agreement among Oppenheimer
                                             Variable Account Funds,
                                             OppenheimerFunds, Inc. and American
                                             General Annuity Insurance
                                             Company.(1)

                                    (v)  (A) Form of Amendment No. 1 to
                                             Participation Agreement between
                                             American General Annuity Insurance
                                             Company, Van Kampen Life Investment
                                             Trust, Van Kampen Funds Inc. and
                                             Van Kampen Asset Management Inc.(6)

                                         (B) Form of Administrative Services
                                             Agreement between American General
                                             Annuity Insurance Company and Van
                                             Kampen Asset Management Inc.(5)

                                    (vi)     Participation Agreement between
                                             American General Annuity Insurance
                                             Company, Van Kampen Life Investment
                                             Trust, Van Kampen Funds Inc. and
                                             Van Kampen Asset Management Inc.
                                             dated November 23, 1998.(6)

                                    (vii)(A) Form of Participation Agreement
                                             between American General Annuity
                                             Insurance Company, American General
                                             Series Portfolio Company and The
                                             Variable Annuity Life Insurance
                                             Company.(6)

                                         (B) Form of Amendment No. 1 to
                                             Participation Agreement between
                                             American General Annuity Insurance
                                             Company, American General Series
                                             Portfolio Company and The Variable
                                             Annuity Life Insurance Company.(3)

                                    (viii)   Form of Participation Agreement
                                             among American General Annuity
                                             Insurance Company, OpCap Advisors
                                             and OCC Accumulation Trust.(7)

                                    (ix)     Form of Participation Agreement
                                             among MFS Variable Insurance Trust,
                                             American General Annuity Insurance
                                             Company and Massachusetts Financial
                                             Services Company, dated November
                                             15, 2000.(3)

                                    (x)      Form of Participation Agreement
                                             among Putnam Variable Trust, Putnam
                                             Mutual Funds, Corp. and American
                                             General Annuity Insurance Company,
                                             dated November 15, 2000.(3)

                                    (xi)     Form of Participation Agreement
                                             among North American Funds Variable
                                             Product Series II, The Variable
                                             Annuity Life Insurance Company and
                                             American General Insurance Company,
                                             dated November 15, 2000.(3)

                                    (xii)(A) Form of Distribution and
                                             Shareholder Services Agreement by
                                             and between Janus Distributors,
                                             Inc. and American General Annuity
                                             Insurance Company, dated October 2,
                                             2000.(3)

                                         (B) Form of Fund Participation
                                             Agreement between Janus Aspen
                                             Series, Janus Distributors, Inc.
                                             and American General Annuity
                                             Insurance Company, dated October 2,
                                             2000.(3)

                           (9)               Not applicable.

                           (10)              Consent of Independent Auditors.
                                             (Filed herewith)

                           (11)              None


                           (12)              None

                           (13)              Calculation of Performance
                                             Information.(8)

                           (14)              Not applicable.

                           (15)              Company Organizational Chart.(8)

----------

1. Incorporated by reference to Post-Effective Amendment No. 7 to Form N-4 Registration Statement (File No. 33-86464) of A. G. Separate Account A filed on April 29, 1999.

2. Incorporated by reference to Post-Effective Amendment No. 3 to Form N-4 Registration Statement (File No. 33-86464) of A. G. Separate Account A filed on March 2, 1998.

3. Incorporated by reference to Post-Effective Amendment No. 10 to Form N-4 Registration Statement (File No. 33-86464) of A. G. Separate Account A filed on November 3, 2000.

4. Incorporated by reference to Post-Effective Amendment No. 5 to Form N-4 Registration Statement (File No. 33-86464) of A. G. Separate Account A filed on May 26, 1998.

5. Incorporated by reference to Post-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-70801) of A. G. Separate Account A filed on April 18, 2000.

6. Incorporated by reference to Pre-Effective Amendment No. 2 to Form N-4 Registration Statement (File No. 333-70801) of A. G. Separate Account A filed on July 16, 1999.

7. Incorporated by reference to Post-Effective Amendment No. 8 to Form N-4 Registration Statement (File No. 33-86464) of A. G. Separate Account A filed on December 22, 1999.

8. Incorporated by reference to Post-Effective Amendment No. 6 to Form N-4 Registration Statement (File No. 33-86464) of A. G. Separate Account A filed on September 29, 1998.

9. Incorporated by reference to Pre-Effective Amendment No. 2 to Form N-4 Registration statement (File No. 333-67605) of A.G. Separate Account A filed on June 29, 2000.

ITEM 25.          DIRECTORS AND OFFICERS OF THE DEPOSITOR

         The directors, executive officers, and, to the extent responsible for variable annuity operations, other officers of the depositor are listed below.


NAME AND PRINCIPAL                     POSITIONS AND OFFICES
BUSINESS ADDRESS                       WITH THE DEPOSITOR
------------------                     ---------------------
John A. Graf                           Director, Chairman and Chief
2929 Allen Parkway                     Executive Officer
Houston, Texas 77019

Bruce R. Abrams                        Director and President
2929 Allen Parkway
Houston, Texas 77019

M. Kathleen Adamson                    Director and Executive Vice President -
2929 Allen Parkway                     Operations Administration
Houston, Texas 77019

Michael J. Akers                       Director, Senior Vice President and
2929 Allen Parkway                     Chief Actuary
Houston, Texas 77019

Rebecca G. Campbell                    Director and Senior Vice President -
2929 Allen Parkway                     Human Resources
Houston, Texas 77019

Mary L. Cavanaugh                      Director, Executive Vice President,
2929 Allen Parkway                     General Counsel and Secretary
Houston, Texas 77019

Robert P. Condon                       Director
2929 Allen Parkway
Houston, Texas 77019

Terry Eleftheriou                      Director and Senior Vice President -
2919 Allen Parkway                     Finance
Houston, Texas 77019

David W. Entrekin                      Director, Executive Vice President &
2929 Allen Parkway                     Chief Financial Officer
Houston, Texas 77019

John V. LaGrasse                       Executive Vice President - Technology
2929 Allen Parkway
Houston, Texas 77019

Richard L. Bailey                      Senior Vice President - Planning and
2919 Allen Parkway                     Expense Management
Houston, Texas 77019

David H. den Boer                      Senior Vice President and Chief
2929 Allen Parkway                     Compliance Officer
Houston, Texas 77019

Sharla A. Jackson                      Senior Vice President - Customer
205 E. 10th Street                     Service Amarillo
Amarillo, Texas 79101

Thomas G. Norwood                      Senior Vice President - Broker/Dealer
2929 Allen Parkway                     Operations
Houston, Texas 77019

Robert E. Steele                       Senior Vice President - Specialty
205 E. 10th Street                     Products
Amarillo, Texas 79101

Neil J. Davidson                       Vice President - Actuarial
2919 Allen Parkway
Houston, Texas 77019

Jill A. Etta                           Vice President - Variable Annuity
2929 Allen Parkway                     Sales
Houston, Texas 77019

Terry B. Festervand                    Vice President and Treasurer
2929 Allen Parkway
Houston, Texas 77019

Edward P. Millay                       Vice President and Controller
2929 Allen Parkway
Houston, Texas 77019

Richard W. Scott                       Vice President and Chief Investment
2929 Allen Parkway                     Officer
Houston, Texas 77019

Paula K. Snyder                        Vice President - AGRS Marketing
2929 Allen Parkway                     Communications
Houston, Texas 77019

Krien Verberkmoes                      Vice President - Sales Compliance
2929 Allen Parkway
Houston, Texas 77019

Connie E. Pritchett                    Assistant Secretary
2929 Allen Parkway
Houston, Texas 77019



ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

The following is a list of American General Corporation's subsidiaries as of March 31, 2001. All subsidiaries listed are corporations, unless otherwise indicated. Subsidiaries of subsidiaries are indicated by indentations and unless otherwise indicated, all subsidiaries are wholly owned. Inactive subsidiaries are denoted by an asterisk (*).

                                                                                                 JURISDICTION OF
                                      NAME                                                        INCORPORATION
--------------------------------------------------------------------------------                 ---------------
AGC Life Insurance Company .....................................................                 Missouri
American General Property Insurance Company(16) ................................                 Tennessee
      American General Property Insurance Company of Florida ...................                 Florida
   American General Life and Accident Insurance Company(6) .....................                 Tennessee
   American General Life Insurance Company(7) ..................................                 Texas
      American General Annuity Service Corporation .............................                 Texas
      American General Life Companies ..........................................                 Delaware
       American General Life Insurance Company of New York .....................                 New York
         The Winchester Agency Ltd. ............................................                 New York
      The Variable Annuity Life Insurance Company ..............................                 Texas

         Parkway 1999 Trust(17) ................................................                 Maryland
         PESCO Plus, Inc(14) ...................................................                 Delaware
         American General Gateway Services, L.L.C.(15) .........................                 Delaware
         The Variable Annuity Marketing Company ................................                 Texas
         American General Financial Advisors, Inc. .............................                 Texas
         American General Retirement Services Company ..........................                 Texas
         VALIC Trust Company ...................................................                 Texas
         American General Assignment Corporation of New York ...................                 New York
   The Franklin Life Insurance Company .........................................                 Illinois
      The American Franklin Life Insurance Company .............................                 Illinois
      Franklin Financial Services Corporation ..................................                 Delaware
   HBC Development Corporation .................................................                 Virginia
   Templeton American General Life of Bermuda, Ltd(13) .........................                 Bermuda
   Western National Corporation ................................................                 Delaware
      WNL Holding Corp. ........................................................                 Delaware
         American General Annuity Insurance Company ............................                 Texas
         American General Assignment Corporation ...............................                 Texas
         American General Distributors, Inc. ...................................                 Delaware
         A.G. Investment Advisory Services, Inc. ...............................                 Delaware
         American General Financial Institution Group, Inc. ....................                 Delaware
         WNL Insurance Services, Inc. ..........................................                 Delaware
American General Asset Management Corp. ........................................                 Delaware
American General International, Inc. ...........................................                 Delaware
American General Enterprise Services, Inc. .....................................                 Delaware
American General Corporation* ..................................................                 Delaware
American General Delaware Management Corporation(1) ............................                 Delaware
American General Finance, Inc. .................................................                 Indiana
   HSA Residential Mortgage Services of Texas, Inc. ............................                 Delaware
   AGF Investment Corp. ........................................................                 Indiana
   American General Auto Finance, Inc.  ........................................                 Delaware
   American General Finance Corporation(8) .....................................                 Indiana
      American General Finance Group, Inc. .....................................                 Delaware
         American General Financial Services, Inc.(9) ..........................                 Delaware
             The National Life and Accident Insurance Company ..................                 Texas
      Merit Life Insurance Co. .................................................                 Indiana
      Yosemite Insurance Company ...............................................                 Indiana
   American General Finance, Inc. ..............................................                 Alabama
   A.G. Financial Service Center, Inc. .........................................                 Utah
   American General Bank, FSB ..................................................                 Utah
   American General Financial Center, Inc.* ....................................                 Indiana
   American General Financial Center, Incorporated* ............................                 Indiana
   American General Financial Center Thrift Company* ...........................                 California
   Thrift, Incorporated* .......................................................                 Indiana
American General Funds Distributors, Inc. ......................................                 Delaware
American General Investment Advisory Services, Inc.*  ..........................                 Texas

American General Investment Holding Corporation(10) ............................                 Delaware
   American General Investment Management, L.P.(10) ............................                 Delaware
American General Investment Management Corporation(10) .........................                 Delaware
American General Realty Investment Corporation .................................                 Texas
   AGLL Corporation(11) ........................................................                 Delaware
   American General Land Holding Company .......................................                 Delaware
      AG Land Associates, LLC(11) ..............................................                 California
   GDI Holding, Inc.*(12) ......................................................                 California
   Pebble Creek Service Corporation ............................................                 Florida
   SR/HP/CM Corporation ........................................................                 Texas
Green Hills Corporation ........................................................                 Delaware
Knickerbocker Corporation ......................................................                 Texas
   2929 Allen Parkway Venture, L.P.(19) ........................................                 Texas
      American General International Investment, Inc. ..........................                 Delaware
   American Athletic Club, Inc. ................................................                 Texas
Pavilions Corporation ..........................................................                 Delaware
USLIFE Corporation .............................................................                 Delaware
   All American Life Insurance Company .........................................                 Illinois
   American General Assurance Company ..........................................                 Illinois
      American General Indemnity Company .......................................                 Nebraska
      USLIFE Credit Life Insurance Company of Arizona ..........................                 Arizona
   American General Life Insurance Company of Pennsylvania .....................                 Pennsylvania
   I.C. Cal* ...................................................................                 California
   North Central Administrators, Inc. ..........................................                 Minnesota
   North Central Life Insurance Company ........................................                 Minnesota
      North Central Caribbean Life, Ltd ........................................                 Nevis
   The Old Line Life Insurance Company of America ..............................                 Wisconsin
   The United States Life Insurance Company in the City of New York ............                 New York
   American General Bancassurance Services, Inc. ...............................                 Illinois
      USMRP, Ltd. ..............................................................                 Turks & Caicos
         The Huntington National Life Insurance Company(18) ....................                 Arizona
   USLIFE Realty Corporation ...................................................                 Texas
         USLIFE Real Estate Services Corporation ...............................                 Texas
   USLIFE Systems Corporation ..................................................                 Delaware

American General Finance Foundation, Inc. is not included on this list. It is a non-profit corporation.

                                      NOTES

(1) American General Capital, L.L.C., a limited liability company was formed in the State of Delaware on March 28, 1995. The limited liability interests are jointly owned by AGC and AGDMC and the business and affairs are managed by AGDMC:

(2) On November 26, 1996, American General Institutional Capital A ("AG Cap Trust A"), a Delaware business trust, was created. On March 10, 1997, American General Institutional Capital B ("AG Cap Trust B"), also a Delaware business trust, was created. Both AG Cap Trust A's and AG Cap Trust B's business and affairs are conducted through their trustees:
     Bankers Trust Company and Bankers Trust (Delaware). Capital securities of each are held by non-affiliated third party investors and common securities of AG Cap Trust A and AG Cap Trust B are held by AGC.

(3) On November 14, 1997, American General Capital I, American General Capital II, American General Capital III, and American General Capital IV (collectively, the "Trusts"), all Delaware business trusts, were created. Each of the Trusts' business and affairs are conducted through its trustees: Bankers Trust (Delaware) and James L. Gleaves (not in his individual capacity, but solely as Trustee).

(4) On July 10, 1997, the following insurance subsidiaries of AGC became the direct owners of the indicated percentages of membership units of SBIL B, L.L.C. ("SBIL B"), a U.S. limited liability company: VALIC (22.6%), FL (8.1%), AGLA (4.8%) and AGL (4.8%). Through their aggregate 40.3% interest in SBIL B, VALIC, FL, AGLA and AGL indirectly own approximately 28% of the securities of SBI, an English company, and 14% of the securities of ESBL, an English company, SBP, an English company, and SBFL, a Cayman Islands company. These interests are held for investment purposes only.

(5) Effective December 5, 1997, AGC and Grupo Nacional Provincial, S.A. ("GNP") completed the purchase by AGC of a then 40% interest in Grupo Nacional Provincial Pensions S.A. de C.V. ("GNPP"), a new holding company formed by GNP, one of Mexico's largest financial services companies. On March 8, 2001, American General International Investments, Inc. ("AGIII") and GNP purchased newly issued shares of GNPP, such that as of March 8, 2001, AGC held a 28% interest, AGIII held a 12% interest and GNP held a 60% interest in GNPP.

(6) AGLA owns approximately 12% of Whirlpool Financial Corp. ("Whirlpool") preferred stock. AGLA's holdings in Whirlpool represents approximately 3% of the voting power of the capital stock of Whirlpool. The interests in Whirlpool (which is a corporation that is not associated with AGC) are held for investment purposes only.

(7) AGL owns 100% of the common stock of American General Securities Incorporated ("AGSI"), a full-service NASD broker-dealer. AGSI, in turn, owns 100% of the stock of the following insurance agencies:

         American General Insurance Agency, Inc. (Missouri)

         American General Insurance Agency of Hawaii, Inc. (Hawaii)

         American General Insurance Agency of Nevada, Inc. (Nevada)

         American General Insurance Agency of Georgia, Inc. (Georgia)

         American General Insurance Agency of Alabama, Inc. (Alabama)

         American General Insurance Agency of Massachusetts, Inc.
         (Massachusetts)

   In addition, the following agencies are indirectly related to AGSI, but not owned or controlled by AGSI:

         American General Insurance Agency of Ohio, Inc. (Ohio)

         American General Insurance Agency of Texas, Inc. (Texas)

         American General Insurance Agency of Oklahoma, Inc. (Oklahoma)

         Insurance Masters Agency, Inc. (Texas)

     The foregoing indirectly related agencies are not affiliates or subsidiaries of AGL under applicable holding company laws, but they are part of the AGC group of companies under other laws.

(8) American General Finance Corporation is the parent of an additional 42 wholly-owned subsidiaries incorporated in 25 states for the purpose of conducting its consumer finance operations, in addition to those noted in footnote 9 below.

(9) American General Financial Services, Inc., is the direct or indirect parent of an additional 8 wholly-owned subsidiaries incorporated in 5 states and Puerto Rico for the purpose of conducting its consumer finance operations.

(10) American General Investment Management, L.P., a Delaware limited partnership, is jointly owned by AGIHC and AGIMC. AGIHC holds a 99% limited partnership interest, and AGIMC owns a 1% general partnership interest.

(11) AG Land Associates, LLC is jointly owned by AGLH and AGLL. AGLH holds a 98.75% managing interest and AGLL owns a 1.25% managing interest.

(12) AGRI owns a 75% interest in GDI Holding, Inc.

(13) AGCL owns 50% of the common stock of TAG Life. Templeton International, Inc., a Delaware corporation, owns the remaining 50% of TAG Life. Templeton International, Inc. is not affiliated with AGC.

(14) VALIC holds 90% of the outstanding common shares of PESCO Plus, Inc. The Florida Education Association/United, a Florida teachers union and unaffiliated third party, holds the remaining 10% of the outstanding common shares.

(15) VALIC holds 90% of the outstanding common shares of American General Gateway Services, L.L.C. Gateway Investment Services, Inc., a California corporation and an unaffiliated third party, holds the remaining 10% of the outstanding common shares.

(16) AGPIC is jointly owned by AGCL and AGLA. AGCL owns 51.85% and AGLA owns 48.15% of the issued and outstanding shares of AGPIC.

(17) Parkway 1999 Trust was formed as a Maryland business trust to function as an investment subsidiary. VALIC owns 100% of its common equity.

(18) On November 17, 2000, USMRP acquired 29,000 shares of The Huntington National Life Insurance Company's preferred stock for investment purposes only. The Arizona Department of Insurance approved USMRP's disclaimer of control on November 13, 2000.

(19) 2929 Allen Parkway Venture, L.P., a limited partnership was formed in the State of Texas on February 15, 2001. American General Life Insurance Company and American General Life and Accident Insurance Company hold a 68.18% and 22.73% limited partnership interest, respectively, and Knickerbocker Corporation owns a 9.09% general partnership interest.

COMPANY ABBREVIATIONS AS USED IN ITEM 26:

                                                                                                    STATE/JUR.
    ABB.                                          COMPANY                                          OF DOMICILE
    ----                                          -------                                          -----------
AAL             All American Life Insurance Company.....................................               IL
AAth            American Athletic Club, Inc. ...........................................               TX
AFLI            The American Franklin Life Insurance Company ...........................               IL
AGAIC           American General Annuity Insurance Company .............................               TX
AGAMC           American General Asset Management Corp. ................................               DE
ASGN-NY         American General Assignment Corporation of New York ....................               NY
AGAC            American General Assurance Company......................................               IL
AGAS            American General Annuity Service Corporation ...........................               TX
AGBS            American General Distributors, Inc. ....................................               DE
AGB             American General Bank, FSB .............................................               UT
AGC             American General Corporation ...........................................               TX
AGCL            AGC Life Insurance Company .............................................               MO
AGDMC           American General Delaware Management Corporation .......................               DE
AGES            American General Enterprise Services, Inc. .............................               DE
AGF             American General Finance, Inc. .........................................               IN
AGFC            American General Finance Corporation ...................................               IN
AGFCI           American General Financial Center, Incorporated ........................               IN
AGFCT           American General Financial Center Thrift Company .......................               CA
AGFG            American General Finance Group, Inc. ...................................               DE
AGFDI           American General Funds Distributors, Inc. ..............................               DE
AGF Inv         AGF Investment Corp. ...................................................               IN
AGFn            A.G. Financial Service Center, Inc. ....................................               UT
AGFnC           American General Financial Center, Inc. ................................               IN
AGFS            American General Financial Services, Inc. ..............................               DE
AGFA            American General Financial Advisors, Inc................................               TX
AGFIG           American General Financial Institutions Group, Inc.  ...................               DE
AGGS            American General Gateway Services, L.L.C................................               DE
AGIA            American General Insurance Agency, Inc. ................................               MO
AGIAH           American General Insurance Agency of Hawaii, Inc. ......................               HI
AGIAM           American General Insurance Agency of Massachusetts, Inc. ...............               MA
AGIAO           American General Insurance Agency of Ohio, Inc. ........................               OH
AGIAOK          American General Insurance Agency of Oklahoma, Inc. ....................               OK
AGIAS           A.G. Investment Advisory Services, Inc..................................               DE
AGIAT           American General Insurance Agency of Texas, Inc. .......................               TX
AGII            American General International, Inc. ...................................               DE
AGIII           American General International Investment, Inc. ........................               DE
AGIHC           American General Investment Holding Corporation ........................               DE

AGIM            American General Investment Management, L.P. ...........................               DE
AGIMC           American General Investment Management Corporation .....................               DE
AGIND           American General Indemnity Company......................................               NE
AGL             American General Life Insurance Company ................................               TX
AGLC            American General Life Companies..........................................              DE
AGLA            American General Life and Accident Insurance Company....................               TN
AGLH            American General Land Holding Company ..................................               DE
AGLL            AGLL Corporation........................................................               DE
AGNY            American General Life Insurance Company of New York ....................               NY
AGPA            American General Life Insurance Company of Pennsylvania.................               PA
AGPIC           American General Property Insurance Company ............................               TN
AGRI            American General Realty Investment Corporation .........................               TX
AGRSC           American General Retirement Services Company............................               TX
AGSI            American General Securities Incorporated ...............................               TX
AGX             American General Exchange, Inc. ........................................               TN
ASGN            American General Assignment Corporation.................................               TX
FFSC            Franklin Financial Services Corporation ................................               DE
FL              The Franklin Life Insurance Company ....................................               IL
GHC             Green Hills Corporation ................................................               DE
HBDC            HBC Development Corporation.............................................               VA
KC              Knickerbocker Corporation ..............................................               TX
ML              Merit Life Insurance Co. ...............................................               IN
NLA             The National Life and Accident Insurance Company .......................               TX
NCA             North Central Administrators, Inc. .....................................               MN
NCL             North Central Life Insurance Company....................................               MN
NCCL            North Central Caribbean Life, Ltd.......................................               T&C
OLL             The Old Line Life Insurance Company of America..........................               WI
PKWY            Parkway 1999 Trust......................................................               MD
PAV             Pavilions Corporation...................................................               DE
PCSC            Pebble Creek Service Corporation .......................................               FL
PIFLA           American General Property Insurance Company of Florida..................               FL
PPI             PESCO Plus, Inc.........................................................               DE
RMST            HSA Residential Mortgage Services of Texas, Inc.........................               DE
SRHP            SR/HP/CM Corporation ...................................................               TX
TAG Life        Templeton American General Life of Bermuda, Ltd.........................               BA
TI              Thrift, Incorporated ...................................................               IN
UAS             American General Bancassurance Services, Inc............................               IL
UC              USLIFE Corporation......................................................               DE
UCLA            USLIFE Credit Life Insurance Company of Arizona ........................               AZ
URC             USLIFE Realty Corporation...............................................               TX
URSC            USLIFE Real Estate Service Corporation..................................               TX
USC             USLIFE Systems Corporation..............................................               DE
USL             The United States Life Insurance Company in the City of New York........               NY
USMRP           USMRP, Ltd..............................................................               T&C
HNLIC           The Huntington National Life Insurance Company..........................               AZ
VALIC           The Variable Annuity Life Insurance Company ............................               TX
VAMCO           The Variable Annuity Marketing Company .................................               TX
VTC             VALIC Trust Company.....................................................               TX
WA              The Winchester Agency Ltd. .............................................               NY
WIS             WNL Insurance Services, Inc.............................................               DE
WNC             Western National Corporation ...........................................               DE
WNLH            WNL Holding Corp........................................................               DE
YIC             Yosemite Insurance Company .............................................               IN

ITEM 27.          NUMBER OF CONTRACT OWNERS

         As of May 31, 2001, there were 3,437 owners of Qualified Contracts offered by this Registration Statement and 3,603 owners of Non-Qualified Contracts offered by this Registration Statement.

ITEM 28.          INDEMNIFICATION

         The Bylaws (Article VI - Section 1) of the Company provide that:

         The Corporation shall indemnify any person who was or is a party, or is threatened to be made a party, to any threatened, pending, or completed action, suit or proceeding, whether civil, criminal, administrative, or investigative, by reason of the fact that he is or was a director or officer of the corporation, or is or was serving at the request of the Corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise (collectively, "Agent") against expenses (including attorneys, fees), judgments, fines, penalties, court costs and amounts paid in settlement actually and reasonably incurred by him in connection with such action, suit or proceeding if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding, had no reasonable cause to believe his conduct was unlawful. The termination of any action, suit, or proceeding by judgment, order, settlement (whether with or without court approval), conviction or upon a plea of NOLO CONTENDERE or its equivalent, shall not, of itself, create a presumption that the Agent did not act in good faith and in a manner which he reasonably believed to be in or not opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding, had no reasonable cause to believe that his conduct was unlawful. If several claims, issues or matters are involved, an Agent may be entitled to indemnification as to some matters even though he is not entitled as to other matters. Any director or officer of the Corporation serving in any capacity of another corporation, of which a majority of the shares entitled to vote in the election of its directors is held, directly or indirectly, by the Corporation, shall be deemed to be doing so at the request of the Corporation.

         Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted directors and officers or controlling persons of the Company pursuant to the foregoing, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29.          PRINCIPAL UNDERWRITERS

         (a) Registrant's principal underwriter, American General Distributors, Inc., also acts as principal underwriter for affiliated entities of American General Annuity Insurance Company.

         (b) The directors and principal officers of the principal underwriter are:

                                                                 POSITION AND OFFICES
                                                                 WITH UNDERWRITER
NAME AND PRINCIPAL                                               AMERICAN GENERAL
BUSINESS ADDRESS                                                 DISTRIBUTORS, INC.
------------------                                               --------------------
Robert P. Condon                                                 Director and Chairman,
2929 Allen Parkway                                               Chief Executive Officer and
Houston, TX 77019                                                President

Mary L. Cavanaugh                                                Director and Assistant Secretary
2929 Allen Parkway
Houston, TX 77019

David H. den Boer                                                Director, Senior Vice President
2929 Allen Parkway                                               and Secretary
Houston, TX  77019

Jennifer D. Cobbs                                                Executive Vice President
2929 Allen Parkway
Houston, Texas 77019

John Reiner                                                      Chief Financial Officer and
2929 Allen Parkway                                               Treasurer
Houston, Texas 77019

Krien VerBerkmoes                                                Chief Compliance Officer
2929 Allen Parkway
Houston, Texas 77019

Robyn Galerston                                                  Assistant Vice President-Sales
2919 Allen Parkway                                               Literature Review
Houston, TX 77019

D. Lynne Walters                                                 Tax Officer
2929 Allen Parkway
Houston, TX 77019

Pauletta P. Cohn                                                 Assistant Secretary
2929 Allen Parkway
Houston, TX 77019

Lauren W. Jones                                                  Assistant Secretary
2929 Allen Parkway
Houston, TX 77019

Daniel R. Cricks                                                 Assistant Tax Officer
2929 Allen Parkway
Houston, TX 77019

James D. Bonsall                                                 Assistant Treasurer
2929 Allen Parkway
Houston, TX  77019


         (c) American General Distributors, Inc. is the principal underwriter for A. G. Separate Account A. The licensed agents who sell the Flexible Payment Variable and Fixed Individual Deferred Annuity Contracts are compensated for such sales by commissions paid by American General Annuity Insurance Company. These commissions do not result in any charge to A.
                  G. Separate Account A or to Contract Owners, Annuitants or Beneficiaries, as those terms are defined in Flexible Payment Variable and Fixed Individual Deferred Annuity Contracts, in addition to the charges described in the prospectuses for such Contracts.

ITEM 30.          LOCATION OF RECORDS

         All records referenced under Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are maintained and are in the custody of American General Annuity Insurance Company at its principal executive office located at 2929 Allen Parkway, Houston, Texas 77019.

ITEM 31.          MANAGEMENT SERVICES

         Not Applicable.

ITEM 32.          UNDERTAKINGS

         a. Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen (16) months old for so long as payments under the variable annuity contracts may be accepted.

         b. Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

         c. Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request.

         d. American General Annuity Insurance Company ("Company"), hereby represents that the fees and charges deducted under the Contract described in the Prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by the Company.

                  REPRESENTATIONS

         (1) The Company hereby represents that it is relying upon Investment Company Act Rule 6c-7. The Company further represents that paragraphs (a) - (d) of Rule 6c-7 have been complied with.

         (2) The Company hereby represents that it is relying upon a No-Action Letter issued to the American Council of Life Insurance dated November 28, 1988 (Commission ref. IP-6-88) and that the following provisions have been complied with:

         1. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b) (11) in each registration statement, including the prospectus, used in connection with the offer of the contract;

         2. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b) (11) in any sales literature used in connection with the offer of the contract;

         3. Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by
Section 403(b) (11) to the attention of the potential participants; and

         4. Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (1) the restrictions on redemption imposed by Section 403(b) (11), and (2) other investment alternatives available under the employer's Section 403(b) arrangement to which the participant may elect to transfer his contract value.

                               POWERS OF ATTORNEY

         Each person whose signature appears below hereby appoints Terry Eleftheriou, Mary L. Cavanaugh and Pauletta P. Cohn and each of them, any one of whom may act without the joinder of the others, as his/her attorney-in-fact to sign on his/her behalf and in the capacity stated below and to file all amendments to this Registration Statement, which amendment or amendments may make such changes and additions to this Registration Statement as such attorney-in-fact may deem necessary or appropriate.

                                   SIGNATURES


         As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, A.G. Separate Account A, certifies that it meets the requirements of Securities Act Rule 485(a) for effectiveness of this amended Registration Statement and has caused this amended Registration Statement to be signed on its behalf, in the City of Houston, and State of Texas on this 4th day of June 2001.



                                        A.G. SEPARATE ACCOUNT A
                                        (Registrant)

                                   BY:  AMERICAN GENERAL ANNUITY INSURANCE
                                        COMPANY
                                        (On behalf of the Registrant and itself)



                                   BY: /s/ MARY L. CAVANAUGH
                                       -----------------------------------------
                                           Mary L. Cavanaugh
                                           Executive Vice President, General
                                           Counsel and Secretary

[SEAL]



ATTEST:    /s/ PAULETTA P. COHN
           -------------------------
               Pauletta P. Cohn
               Assistant Secretary

         As required by the Securities Act of 1933, this amended Registration Statement has been signed by the following persons in the capacities and on the dates indicated.



Signature                                            Title                              Date
---------                                            -----                              ----


                                                     Director, Chairman and             June __, 2001
--------------------------------------------         Chief Executive Officer
John A. Graf


/s/ TERRY ELEFTHERIOU                                Director, Senior Vice              June 4, 2001
--------------------------------------------         President - Finance and
Terry Eleftheriou                                    Principal Accounting Officer



/s/ BRUCE R. ABRAMS                                  Director                           June 4, 2001
--------------------------------------------
Bruce R. Abrams


/s/ M. KATHLEEN ADAMSON                              Director                           June 4, 2001
--------------------------------------------
M. Kathleen Adamson


/s/ MICHAEL J. AKERS                                 Director                           June 4, 2001
--------------------------------------------
Michael J. Akers


/s/ REBECCA G. CAMPBELL                              Director                           June 4, 2001
--------------------------------------------
Rebecca G. Campbell


/s/ MARY L. CAVANAUGH                                Director                           June 4, 2001
--------------------------------------------
Mary L. Cavanaugh


/s/ ROBERT P. CONDON                                 Director                           June 4, 2001
--------------------------------------------
Robert P. Condon


/s/ DAVID W. ENTREKIN                                Director                           June 4, 2001
--------------------------------------------
David W. Entrekin

                               INDEX TO EXHIBITS

EXHIBIT
NUMBER                   DESCRIPTION
-------                  -----------

(4)(iv)                  Guaranteed Minimum Income Benefit Rider

(4)(v)                   Gain Preservation Death Benefit Rider

(4)(vi)                  Extended Care Waiver Endorsement

(4)(vii)                 Market Value Adjustment Endorsement

(4)(viii)                Tax Sheltered Annuity Endorsement

(10)                     Consent of Independent Auditors




                                      E-1